As filed with the Securities and Exchange Commission on June 26, 2025
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a)	Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.
Neuberger Berman

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Investor Class: NCRIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0232 06/25

Neuberger Berman

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NCRLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0233 06/25

Neuberger Berman

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NCRAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0235 06/25

Neuberger Berman

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NCRCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$77	1.53%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0236 06/25

Neuberger Berman

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class R6: NRCRX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/corebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$1,035,051,431
Number of Portfolio Holdings	882
Portfolio Turnover Rate	72%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

U.S. Treasury	15.0%
Federal National Mortgage Association	13.4%
Federal Home Loan Mortgage Corp.	11.1%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.7%
Government National Mortgage Association	2.3%
Warnermedia Holdings, Inc.	1.4%
JPMorgan Chase & Co.	1.4%
Foundry JV Holdco LLC	1.1%
Boeing Co.	1.1%
Goldman Sachs Group, Inc.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	37.1%
Corporate Bonds	31.7%
U.S. Treasury Obligations	15.3%
Asset-Backed Securities	12.8%
Foreign Government Securities	2.2%
U.S. Government Agency Securities	0.3%
Short-Term Investments	2.7%
Liabilities Less Other Assets	(2.1)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/corebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0234 06/25

Neuberger Berman

Emerging Markets Debt Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NERIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EMD.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0242 06/25

Neuberger Berman

Emerging Markets Debt Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NERAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.11%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EMD.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0240 06/25

Neuberger Berman

Emerging Markets Debt Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NERCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/EMD. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$89	1.76%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$113,278,194
Number of Portfolio Holdings	742
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Indonesia Treasury Bonds	6.5%
India Government Bonds	5.0%
Republic of South Africa Government Bonds	4.2%
China Government Bonds	4.0%
Republic of Poland Government Bonds	3.8%
Thailand Government Bonds	3.3%
Malaysia Government Bonds	3.0%
State Street Institutional U.S. Government Money Market Fund Premier Class	2.4%
Brazil Notas do Tesouro Nacional	2.3%
Romania Government Bonds	2.1%

Portfolio by Investment Type

(as a % of Total Net Assets)

Foreign Government Securities	64.0%
Corporate Bonds	28.6%
Short-Term Investments	2.2%
Other Assets Less Liabilities	5.2%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Top Ten Countries

(as a % of Total InvestmentsFootnote Reference*)

Indonesia	7.4%
India	6.3%
South Africa	5.6%
China	5.1%
Brazil	5.0%
Poland	4.2%
Mexico	3.6%
Thailand	3.6%
Turkey	3.6%
Colombia	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/EMD.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0241 06/25

Neuberger Berman

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NFIIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0248 06/25

Neuberger Berman

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NFIAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.97%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0246 06/25

Neuberger Berman

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NFICX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/floatingrate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$86	1.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$495,698,825
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	4.3%
Zayo Group Holdings, Inc.	0.8%
Lumen Technologies, Inc.	0.7%
CSC Holdings LLC	0.6%
MH Sub I LLC	0.6%
KKR Apple Bidco LLC	0.6%
Peer Holding III BV	0.5%
Quikrete Holdings, Inc.	0.5%
Opal Bidco SAS	0.5%
Kaseya, Inc.	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Software	11.1%
Oil, Gas & Consumable Fuels	5.6%
Health Care Providers & Services	5.2%
Diversified Telecommunication Services	4.4%
Investment Companies	4.3%
Commercial Services & Supplies	4.3%
Capital Markets	4.0%
Hotels, Restaurants & Leisure	3.9%
Trading Companies & Distributors	3.8%
Professional Services	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/floatingrate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0247 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Investor Class: NHINX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$44	0.88%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0255 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NHILX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$36	0.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0260 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NHIAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0256 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NHICX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.87%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0259 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class R3: NHIRX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$68	1.37%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0257 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class R6: NRHIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$31	0.62%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0258 06/25

Neuberger Berman

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class E: NHIEX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/highincomebond. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$5	0.09%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$605,999,493
Number of Portfolio Holdings	552
Portfolio Turnover Rate	35%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

State Street Institutional U.S. Government Money Market Fund Premier Class	2.5%
CCO Holdings LLC/CCO Holdings Capital Corp.	2.3%
TransDigm, Inc.	1.3%
CSC Holdings LLC	1.2%
Tenet Healthcare Corp.	0.9%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer	0.9%
Venture Global LNG, Inc.	0.8%
Carnival Corp.	0.8%
Celanese U.S. Holdings LLC	0.8%
Level 3 Financing, Inc.	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Pipelines	5.7%
Media	5.7%
Telecommunications	5.5%
Commercial Services	4.9%
Diversified Financial Services	4.9%
Chemicals	3.9%
Retail	3.8%
Oil & Gas	3.8%
Insurance	3.8%
Entertainment	3.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/highincomebond.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0318 06/25

Neuberger Berman

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NMHIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0266 06/25

Neuberger Berman

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NMHAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$43	0.87%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0264 06/25

Neuberger Berman

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NMHCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/munihighincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$80	1.63%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$60,518,730
Number of Portfolio Holdings	138
Portfolio Turnover Rate	38%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

California	11.1%
New York	9.4%
Texas	8.2%
Florida	7.1%
Wisconsin	5.1%
Colorado	4.9%
Alabama	4.7%
Ohio	4.7%
West Virginia	3.6%
Arizona	3.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	86.5%
General Obligations	5.3%
Tax Allocation	3.6%
Special Assessment	2.8%
Tax-Exempt Preferreds	1.7%
Special Tax	0.1%
Loan Assignments	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/munihighincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0265 06/25

Neuberger Berman

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NMIIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0280 06/25

Neuberger Berman

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NIMAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$40	0.80%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0278 06/25

Neuberger Berman

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NIMCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniimpact. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$77	1.55%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$74,450,978
Number of Portfolio Holdings	113
Portfolio Turnover Rate	33%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Texas	11.2%
Michigan	9.9%
New York	7.7%
Illinois	6.9%
Kentucky	6.7%
Georgia	6.5%
Pennsylvania	5.7%
South Carolina	5.1%
West Virginia	4.6%
Oklahoma	4.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	72.1%
General Obligations	24.3%
Certificates of Participation	2.2%
Pre-Refunded	1.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniimpact.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0279 06/25

Neuberger Berman

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Investor Class: NMUIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$23	0.46%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0271 06/25

Neuberger Berman

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NMNLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$15	0.31%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0274 06/25

Neuberger Berman

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NMNAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$34	0.68%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0272 06/25

Neuberger Berman

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NMNCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/muniintermediate. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$71	1.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$186,642,352
Number of Portfolio Holdings	219
Portfolio Turnover Rate	43%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

New York	16.0%
Illinois	12.8%
Pennsylvania	6.5%
Texas	6.3%
Georgia	4.4%
New Jersey	4.2%
California	3.3%
Alabama	3.3%
Massachusetts	3.3%
Florida	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Value	Value
Revenue Bonds	68.6%
General Obligations	27.8%
Tax-Exempt Preferreds	1.3%
Special Assessment	0.9%
Tax Allocation	0.9%
Certificates of Participation	0.3%
Pre-Refunded	0.2%
Special Tax	0.0%Footnote Reference**
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.
Footnote**	Represents less than 0.05% of total investments of the Fund.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/muniintermediate.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0273 06/25

Neuberger Berman

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Trust Class: NSTTX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0296 06/25

Neuberger Berman

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Institutional Class: NSTLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.59%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0300 06/25

Neuberger Berman

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class A: NSTAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0298 06/25

Neuberger Berman

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class C: NSTCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$85	1.69%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0299 06/25

Neuberger Berman

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2025

Class R6: NRSIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at nb.com/strategicincome. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$25	0.49%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Net Assets	$6,124,226,117
Number of Portfolio Holdings	2,290
Portfolio Turnover Rate	70%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Uniform Mortgage-Backed Securities	14.1%
Federal National Mortgage Association	6.6%
State Street Institutional U.S. Government Money Market Fund Premier Class	5.8%
U.S. Treasury	5.4%
Federal Home Loan Mortgage Corp.	4.9%
Government National Mortgage Association	2.8%
Federal National Mortgage Association Connecticut Avenue Securities	2.5%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	2.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	0.8%
BX Commercial Mortgage Trust	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Mortgage-Backed Securities	51.7%
Corporate Bonds	34.4%
Asset-Backed Securities	10.5%
U.S. Treasury Obligations	6.4%
Foreign Government Securities	3.6%
Exchange-Traded Funds	3.4%
Municipal Notes	0.5%
Loan Assignments	0.4%
U.S. Government Agency Securities	0.1%
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	6.8%
Liabilities Less Other Assets	(17.8)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit nb.com/strategicincome.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g. an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0297 06/25

(b)	Not applicable to the Registrant.
Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Income Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 6.  Investments.

(a)	The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman
Income Funds
Investor Class Shares	Class C Shares
Trust Class Shares	Class R3 Shares
Institutional Class Shares	Class R6 Shares
Class A Shares	Class E Shares

Core Bond Fund
Emerging Markets Debt Fund
Floating Rate Income Fund
High Income Bond Fund
Municipal High Income Fund
Municipal Impact Fund
Municipal Intermediate Bond Fund
Strategic Income Fund

Semi-Annual Financial Statements and Other Information
April 30, 2025

The "Neuberger Berman" name and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2025 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend April 30, 2025 (Unaudited)

Neuberger Berman Income Funds
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
7D	= 7 Days
28D	= 28 Days
1M	= 1 Month
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
T	= Termination
Non-Deliverable Forward Contracts:
ARS	= Argentine Peso
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
TWD	= Taiwan Dollar
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate

Legend April 30, 2025 (Unaudited) (cont’d)

Reference Rate Benchmarks (cont’d):
BUBOR	= Budapest Interbank Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CNRR007	= China Fixing Rate Repo Rates 7 Day
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
F-TIIE	= Mexican Overnight TIIE Funding Rate
IBRCOL	= Colombia Overnight Interbank Reference Rate
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
THOR	= Thai Overnight Repurchase Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
WIBOR	= Poland Warsaw Interbank Offered Rate
Currency Abbreviations:
ARS	= Argentina Peso
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israeli New Shekel
INR	= Indian Rupee
JPY	= Japanese Yen
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
NOK	= Norway Krone
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu

Legend April 30, 2025 (Unaudited) (cont’d)

Currency Abbreviations (cont’d):
SEK	= Sweden Krona
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
TWD	= Taiwan Dollar
UGX	= Ugandan Shilling
USD	= United States Dollar
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha

(a)
There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.

Schedule of Investments Core Bond Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
U.S. Treasury Obligations 15.3%
	U.S. Treasury Bonds
$3,255,000	2.00%, due 11/15/2041	$2,258,029
4,360,000	3.13%, due 2/15/2042	3,589,506
15,920,000	4.63%, due 5/15/2044 - 2/15/2055	15,769,387
2,175,000	2.50%, due 2/15/2045	1,546,204
11,830,000	2.25%, due 8/15/2046 - 8/15/2049	7,595,436
15,505,000	2.75%, due 11/15/2047	11,139,979
4,315,000	4.13%, due 8/15/2053	3,910,806
6,245,000	4.50%, due 11/15/2054	6,044,965
	U.S. Treasury Notes
40,125,000	4.38%, due 12/15/2026 - 5/15/2034	40,734,008
21,820,000	4.00%, due 1/15/2027 - 4/30/2032	21,933,728
24,735,000	4.13%, due 10/31/2027 - 7/31/2028	25,061,501
2,975,000	4.88%, due 10/31/2028	3,095,278
8,050,000	1.38%, due 11/15/2031	6,879,291
2,240,000	3.50%, due 2/15/2033	2,164,138
650,000	3.38%, due 5/15/2033	620,699
3,345,000	3.88%, due 8/15/2034	3,276,532
2,480,000	4.63%, due 2/15/2035	2,573,000
Total U.S. Treasury Obligations (Cost $156,671,821)		158,192,487
U.S. Government Agency Securities 0.3%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,107,120 (a)
2,160,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	2,106,155
Total U.S. Government Agency Securities (Cost $3,514,693)		3,213,275

Mortgage-Backed Securities 37.1%
Collateralized Mortgage Obligations 4.7%
	Angel Oak Mortgage Trust
62,435	Series 2019-6, Class A1, 2.62%, due 11/25/2059	61,166 (b)(c)
719,604	Series 2021-3, Class A1, 1.07%, due 5/25/2066	621,146 (b)(c)
104,745	Series 2022-5, Class A1, 4.50%, due 5/25/2067	103,389 (b)
	Chase Home Lending Mortgage Trust
677,246	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	680,327 (b)(c)
1,360,118	Series 2024-4, Class A6, 6.00%, due 3/25/2055	1,372,342 (b)(c)
2,161,026	Series 2024-11, Class A4, 6.00%, due 11/25/2055	2,182,073 (b)(c)
2,214,649	Series 2025-1, Class A4, 6.00%, due 11/25/2055	2,236,814 (b)(c)
1,822,000	COOPR Residential Mortgage Trust, Series 2025-CES1, Class A1A, 5.65%, due 5/25/2060	1,821,995 (b)
2,070,230	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	2,054,971 (b)
317,188	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	276,263 (b)(c)
	Federal Home Loan Mortgage Corp. REMIC
1,165,488	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 1.99%, due 3/15/2042	173,551 (d)(e)
738,700	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 1.69%, due 1/15/2043	88,633 (d)(e)
3,339,911	Series 5013, Class ID, 3.00%, due 9/25/2050	442,717 (e)
	Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.15%, due 11/25/2041	1,103,271 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	557,562 (b)(d)
504,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	514,473 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	1,359,945 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.70%, due 5/25/2042	32,124 (b)(d)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$2,645,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.05%, due 5/25/2044	$2,640,054 (b)(d)
Federal National Mortgage Association Connecticut Avenue Securities Trust
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	1,581,871 (b)(d)
2,161,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	2,218,910 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	1,591,020 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.00%, due 6/25/2042	1,389,907 (b)(d)
475,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	493,112 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 5/25/2044	2,107,410 (b)(d)
1,453,048	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	268,408 (e)
Federal National Mortgage Association REMIC
1,250,339	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 1.63%, due 2/25/2043	143,364 (d)(e)
724,977	Series 2016-32, Class LI, 3.50%, due 6/25/2046	121,747 (e)
GCAT Trust
310,323	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	302,062 (b)(c)
1,050,743	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	877,976 (b)(c)
Government National Mortgage Association REMIC
1,323,899	Series 2013-5, Class BI, 3.50%, due 1/20/2043	214,367 (e)
1,791,861	Series 2013-23, Class IT, 3.50%, due 2/20/2043	289,491 (e)
610,988	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 1.72%, due 12/20/2044	58,962 (d)(e)
799,974	Series 2020-107, Class AB, 1.00%, due 7/20/2050	607,272
1,464,074	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,115,109
3,159,829	Series 2021-26, Class AI, 2.00%, due 2/20/2051	411,942 (e)
1,234,877	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,018,064
338,983	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-3, Class A2, 6.00%, due 7/25/2054	340,480 (b)(c)
115,351	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	109,422 (b)(c)
OBX Trust
1,169,000	Series 2025-NQM7, Class A1, 5.56%, due 5/25/2055	1,171,941 (b)
961,000	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	963,405 (b)
172,993	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	174,007 (b)
1,256,421	Series 2024-NQM6, Class A1, 6.45%, due 2/25/2064	1,269,629 (b)
1,536,625	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,526,388 (b)
Starwood Mortgage Residential Trust
654,094	Series 2021-3, Class A1, 1.13%, due 6/25/2056	552,301 (b)(c)
1,108,606	Series 2021-6, Class A1, 1.92%, due 11/25/2066	979,459 (b)(c)
Towd Point Mortgage Trust
108,356	Series 2017-2, Class A2, 3.25%, due 4/25/2057	107,600 (b)(c)
2,122,797	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,016,711 (b)
Verus Securitization Trust
855,950	Series 2021-3, Class A1, 1.05%, due 6/25/2066	733,032 (b)(c)
1,267,205	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,090,910 (b)(c)
1,561,088	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,574,402 (b)
2,430,000	Series 2025-3, Class A1, 5.62%, due 5/25/2070	2,434,851 (b)
48,178,348
Commercial Mortgage-Backed 6.7%
BANK
1,273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	1,123,433 (c)
450,000	Series 2023-BNK45, Class A5, 5.20%, due 2/15/2056	454,193
640,000	Series 2022-BNK41, Class A4, 3.92%, due 4/15/2065	597,053 (c)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
BANK5
$513,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	$527,711 (c)
1,533,000	Series 2024-5YR12, Class C, 6.50%, due 12/15/2057	1,551,290 (c)
BBCMS Mortgage Trust
1,062,000	Series 2022-C18, Class A5, 5.71%, due 12/15/2055	1,114,542 (c)
1,393,000	Series 2023-C19, Class A5, 5.45%, due 4/15/2056	1,435,611
547,000	Series 2023-C20, Class A5, 5.58%, due 7/15/2056	565,029
180,779	Series 2023-C22, Class A5, 6.80%, due 11/15/2056	202,600 (c)
539,000	Series 2024-C26, Class A5, 5.83%, due 5/15/2057	569,086
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,575,299
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	240,981 (c)
321,000	Series 2025-5C34, Class C, 7.03%, due 5/15/2058	328,756 (c)(f)
Benchmark Mortgage Trust
11,110,186	Series 2021-B26, Class XA, 0.99%, due 6/15/2054	400,288 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	384,525
1,079,000	Series 2023-V2, Class C, 6.99%, due 5/15/2055	1,097,850 (c)
1,114,000	Series 2023-B39, Class A4, 5.50%, due 7/15/2056	1,153,957
796,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	810,616 (c)
1,533,868	Series 2023-B40, Class A5, 6.05%, due 12/15/2056	1,638,659
139,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, due 12/15/2056	148,728
BX Commercial Mortgage Trust
1,900,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.09%, due 9/15/2036	1,871,500 (b)(d)
811,628	Series 2024-XL4, Class B, (1 mo. USD Term SOFR + 1.79%), 6.11%, due 2/15/2039	810,106 (b)(d)
BX Trust
1,918,000	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 6.46%, due 7/15/2029	1,894,025 (b)(d)
1,855,000	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.87%, due 3/15/2030	1,794,771 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,617,735 (b)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.55%), 5.87%, due 12/15/2037	1,412,131 (b)(d)
1,445,049	Citigroup Commercial Mortgage Trust, Series 2022-GC48, Class A5, 4.74%, due 5/15/2054	1,425,041 (c)
COMM Mortgage Trust
1,469,000	Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,504,380 (b)(c)
137,499	Series 2014-UBS3, Class XA, 0.77%, due 6/10/2047	2 (c)(e)
1,106,000	CONE Trust, Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.96%, due 8/15/2041	1,100,465 (b)(d)
16,792,091	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 0.99%, due 11/15/2048	28,160 (c)(e)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, due 10/10/2041	2,144,218 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,684,598	Series KW03, Class X1, 0.91%, due 6/25/2027	248,851 (c)(e)
2,699,329	Series K512, Class A2, 5.00%, due 11/25/2028	2,774,227 (g)
63,186,000	Series K088, Class XAM, 0.57%, due 1/25/2029	993,031 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,908,743 (g)
22,499,646	Series K090, Class X1, 0.85%, due 2/25/2029	549,466 (c)(e)
10,000,000	Series K098, Class XAM, 1.52%, due 8/25/2029	534,853 (c)(e)
2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	2,593,657 (g)
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.51%, due 2/10/2056	1,649,041 (c)
2,055,188	FREMF Mortgage Trust, Series K760, Class A2, 4.55%, due 1/25/2032	2,075,090 (c)(g)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	880,695
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,119,997
1,274,000	Hudson Yards Mortgage Trust, Series 2025-SPRL, Class C, 6.15%, due 1/13/2040	1,308,752 (b)(c)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$2,871,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	$2,809,991 (b)(d)
1,432,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	1,413,385 (b)(c)
736,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.38%, due 1/5/2039	651,580 (b)
765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	754,994
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, due 9/10/2039	1,421,478 (b)(c)
1,096,761	MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.01%, due 12/15/2056	1,170,802 (c)
555,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.38%, due 2/10/2047	550,583 (b)(c)
958,000	NYC Commercial Mortgage Trust, Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 6.21%, due 2/15/2042	929,260 (b)(d)
1,024,000	ORL Trust, Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.81%, due 12/15/2039	1,017,600 (b)(d)
2,330,000	RFR Trust, Series 2025-SGRM, Class A, 5.56%, due 3/11/2041	2,372,911 (b)(c)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,460,877 (b)
1,476,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, (1 mo. USD Term SOFR + 1.24%), 5.56%, due 12/15/2039	1,464,930 (b)(d)
1,197,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.61%, due 4/15/2042	1,182,300 (b)(d)
1,350,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class A, 5.48%, due 7/15/2035	1,356,803 (b)(c)
	WF-RBS Commercial Mortgage Trust
1,348,688	Series 2014-C22, Class XA, 0.39%, due 9/15/2057	266 (c)(e)
421,951	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	399,756 (c)
		69,116,660
Federal Home Loan Mortgage Corp. 10.2%
	Pass-Through Certificates
3,784,238	2.00%, due 2/1/2051 - 3/1/2052	3,014,085
26,946,642	2.50%, due 7/1/2050 - 10/1/2053	22,509,648
11,630,236	3.00%, due 8/1/2046 - 2/1/2053	10,187,227
4,072,976	3.50%, due 3/1/2046 - 6/1/2052	3,703,621
7,089,771	4.00%, due 11/1/2047 - 1/1/2054	6,622,398
5,494,577	4.50%, due 6/1/2039 - 1/1/2054	5,275,375
14,813,649	5.00%, due 3/1/2038 - 12/1/2054	14,534,766
22,483,175	5.50%, due 9/1/2052 - 11/1/2054	22,494,669
15,823,122	6.00%, due 12/1/2052 - 2/1/2055	16,079,351
1,195,466	6.50%, due 7/1/2053 - 2/1/2055	1,234,965
		105,656,105
Federal National Mortgage Association 13.5%
	Pass-Through Certificates
12,140,928	2.00%, due 9/1/2050 - 4/1/2052	9,699,248
45,348,286	2.50%, due 8/1/2050 - 9/1/2052	37,876,680
24,453,533	3.00%, due 10/1/2041 - 9/1/2052	21,378,416
7,990,277	3.50%, due 8/1/2043 - 7/1/2052	7,262,311
6,016,131	4.00%, due 6/1/2046 - 9/1/2053	5,633,744
6,983,643	4.50%, due 4/1/2034 - 12/1/2053	6,718,535
22,855,157	5.00%, due 6/1/2033 - 11/1/2054	22,441,478
17,763,749	5.50%, due 11/1/2052 - 4/1/2055	17,770,083
10,024,396	6.00%, due 4/1/2053 - 10/1/2054	10,188,226
1,154,709	6.50%, due 12/1/2053 - 1/1/2054	1,190,157
		140,158,878

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Government National Mortgage Association 2.0%
Pass-Through Certificates
$2,853,847	2.50%, due 7/20/2050 - 6/20/2051	$2,433,968
4,290,810	4.50%, due 3/20/2052 - 8/20/2054	4,125,955
6,598,683	5.00%, due 9/20/2052 - 2/20/2055	6,490,844
5,613,917	5.50%, due 11/20/2052 - 10/20/2054	5,623,465
2,066,693	6.00%, due 12/20/2052 - 10/20/2054	2,091,644
20,765,876
Total Mortgage-Backed Securities (Cost $400,420,325)		383,875,867
Asset-Backed Securities 12.8%
Automobiles 1.9%
959,275	Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class C, 5.22%, due 9/15/2032	961,740 (b)
Avis Budget Rental Car Funding AESOP LLC
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,131,707 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	686,603 (b)
1,979,000	BMW Vehicle Owner Trust, Series 2025-A, Class A3, 4.56%, due 9/25/2029	1,995,789
1,137,385	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	1,157,174 (b)
2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	2,054,744
1,619,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, due 12/17/2029	1,635,708
2,351,000	Honda Auto Receivables Owner Trust, Series 2025-1, Class A3, 4.57%, due 9/21/2029	2,374,546
692,796	Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B1, 5.44%, due 10/20/2032	696,262 (b)
5,947	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	5,930 (b)
836,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, due 6/17/2030	843,129 (b)
2,788,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	2,803,970
866,975	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	878,270 (b)
2,206,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,210,345 (b)
19,435,917
Home Equity 0.2%
7,857	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.90%, due 12/25/2033	7,709 (d)
JP Morgan Mortgage Trust
835,946	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 6.05%, due 3/20/2054	841,553 (b)(d)
369,545	Series 2023-HE3, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 5/25/2054	369,913 (b)(d)
951,518	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.85%, due 8/25/2054	954,179 (b)(d)
2,173,354
Other 10.1%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 5.59%, due 4/15/2035	798,087 (b)(d)
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 5.41%, due 1/20/2038	4,522,700 (b)(d)
1,199,073	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	1,106,962 (b)
3,000,000	Bain Capital Credit CLO Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.52%), 5.78%, due 7/15/2037	3,003,068 (b)(d)
2,347,000	Barings Equipment Finance LLC, Series 2025-A, Class A3, 4.82%, due 8/13/2032	2,378,468 (b)
934,700	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	854,287 (b)
1,098,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,098,881 (b)
Business Jet Securities LLC
1,574,216	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,594,489 (b)
290,979	Series 2024-2A, Class A, 5.36%, due 9/15/2039	288,956 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.44%, due 4/15/2038	$4,213,875 (b)(d)
2,304,095	Castlelake Aircraft Structured Trust, Series 2025-1A, Class A, 5.78%, due 2/15/2050	2,319,976 (b)
Cloud Capital Holdco LP
1,249,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	1,252,060 (b)
811,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	803,095 (b)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.70%, due 7/20/2034	2,494,949 (b)(d)
1,054,939	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	1,072,446 (b)
CyrusOne Data Centers Issuer I LLC
1,094,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	1,100,919 (b)
346,000	Series 2024-1A, Class A2, 4.65%, due 3/22/2049	334,965 (b)
1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 5.77%, due 1/15/2034	998,999 (b)(d)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class A1RR, (3 mo. USD Term SOFR + 1.38%), 5.65%, due 7/18/2037	1,900,000 (b)(d)
1,000,000	Empower CLO Ltd., Series 2022-1A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.66%, due 10/20/2037	1,000,000 (b)(d)
1,400,420	Foundation Finance Trust, Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,396,208 (b)
2,275,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.60%, due 8/20/2053	2,310,864 (b)
1,726,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A3, 4.49%, due 4/16/2029	1,735,095 (b)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.75%, due 1/30/2035	997,470 (b)(d)
Hilton Grand Vacations Trust
1,146,974	Series 2022-2A, Class A, 4.30%, due 1/25/2037	1,140,214 (b)
417,675	Series 2024-1B, Class A, 5.75%, due 9/15/2039	427,625 (b)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,453,853 (b)
1,000,000	Katayma CLO II Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.65%), 5.92%, due 4/20/2037	1,001,559 (b)(d)
1,137,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	1,152,498 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 5.67%, due 1/25/2035	998,212 (b)(d)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.57%, due 4/15/2035	897,613 (b)(d)
1,084,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, due 4/20/2054	1,113,795 (b)
2,237,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	2,278,916 (b)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 5.28%, due 4/15/2038	2,972,469 (b)(d)
MVW LLC
462,680	Series 2021-2A, Class A, 1.43%, due 5/20/2039	435,461 (b)
470,381	Series 2021-2A, Class B, 1.83%, due 5/20/2039	441,564 (b)
281,820	Series 2023-1A, Class A, 4.93%, due 10/20/2040	283,601 (b)
1,641,876	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,624,258 (b)
757,000	Series 2025-1A, Class B, 5.21%, due 9/22/2042	760,062 (b)(f)
616,000	Series 2025-1A, Class C, 5.75%, due 9/22/2042	620,861 (b)(f)
1,178,463	Series 2024-1A, Class A, 5.32%, due 2/20/2043	1,200,666 (b)
2,415,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.32%), 5.72%, due 1/18/2038	2,415,000 (b)(d)
OneMain Financial Issuance Trust
2,440,000	Series 2020-2A, Class A, 1.75%, due 9/14/2035	2,366,577 (b)
1,616,000	Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,648,867 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,796,035	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.70%, due 12/20/2032	$1,816,577 (b)
PFS Financing Corp.
681,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	693,597 (b)
2,135,000	Series 2025-B, Class A, 4.85%, due 2/15/2030	2,159,776 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 5.63%, due 4/17/2034	997,276 (b)(d)
1,000,000	Rad CLO 6 Ltd., Series 2019-6A, Class A1R, (3 mo. USD Term SOFR + 1.39%), 5.66%, due 10/20/2037	1,000,000 (b)(d)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 5.83%, due 4/25/2037	1,001,068 (b)(d)
SBA Tower Trust
719,000	1.88%, due 7/15/2050	703,720 (b)
201,000	2.33%, due 7/15/2052	187,937 (b)
Sierra Timeshare Receivables Funding LLC
202,481	Series 2020-2A, Class A, 1.33%, due 7/20/2037	201,411 (b)
183,786	Series 2020-2A, Class C, 3.51%, due 7/20/2037	183,160 (b)
289,241	Series 2022-1A, Class A, 3.05%, due 10/20/2038	284,092 (b)
699,193	Series 2022-1A, Class B, 3.55%, due 10/20/2038	687,957 (b)
597,414	Series 2023-2A, Class A, 5.80%, due 4/20/2040	610,733 (b)
458,743	Series 2023-3A, Class A, 6.10%, due 9/20/2040	473,089 (b)
961,143	Series 2024-2A, Class B, 5.29%, due 6/20/2041	971,170 (b)
871,103	Series 2024-1A, Class A, 5.15%, due 1/20/2043	881,719 (b)
4,500,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 5.43%, due 4/17/2038	4,477,500 (b)(d)
1,435,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	1,448,672 (b)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,279,519 (b)
1,253,700	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	1,267,973 (b)
Taco Bell Funding LLC
1,116,563	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	1,116,291 (b)
643,538	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	610,103 (b)
599,697	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD Term SOFR + 1.32%), 5.60%, due 1/29/2032	599,601 (b)(d)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 5.57%, due 4/20/2034	499,761 (b)(d)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,686,928 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 5.52%, due 10/20/2034	992,385 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 5.45%, due 4/25/2038	4,064,178 (b)(d)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class A1, (3 mo. USD Term SOFR + 1.38%), 5.66%, due 10/25/2037	1,999,880 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,477,208 (b)
1,554,390	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	1,565,708 (b)
Ziply Fiber Issuer LLC
1,068,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	1,094,370 (b)
496,000	Series 2024-1A, Class B, 7.81%, due 4/20/2054	515,923 (b)
104,359,772
Student Loan 0.5%
1,413,360	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	1,436,487 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
Navient Private Education Refi Loan Trust
$335,326	Series 2021-BA, Class A, 0.94%, due 7/15/2069	$306,297 (b)
420,296	Series 2021-CA, Class A, 1.06%, due 10/15/2069	377,624 (b)
1,256,359	Series 2021-EA, Class A, 0.97%, due 12/16/2069	1,106,196 (b)
764,873	Series 2021-GA, Class A, 1.58%, due 4/15/2070	687,587 (b)
1,790,725	Series 2024-A, Class A, 5.66%, due 10/15/2072	1,827,369 (b)
5,741,560
Telecommunications 0.1%
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	622,576 (b)
Total Asset-Backed Securities (Cost $131,963,102)		132,333,179

Corporate Bonds 31.7%
Aerospace & Defense 1.3%
Boeing Co.
4,199,000	5.04%, due 5/1/2027	4,227,200
7,899,000	5.81%, due 5/1/2050	7,403,835
1,900,000	General Dynamics Corp., 4.95%, due 8/15/2035	1,906,288 (f)
13,537,323
Agriculture 0.3%
2,440,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	2,507,466 (b)
840,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	864,426 (b)
3,371,892
Airlines 0.2%
1,784,756	United Airlines Pass-Through Trust, 5.88%, due 4/15/2029	1,816,819
Apparel 0.2%
1,900,000	Tapestry, Inc., 5.50%, due 3/11/2035	1,850,434
Auto Manufacturers 1.1%
8,135,000	Ford Motor Credit Co. LLC, 6.50%, due 2/7/2035	7,873,230
2,905,000	General Motors Co., 6.80%, due 10/1/2027	3,018,559
10,891,789
Banks 7.4%
4,000,000	Banco Santander SA, 6.92%, due 8/8/2033	4,253,278
8,275,000	Bank of America Corp., 5.51%, due 1/24/2036	8,387,597 (h)
2,375,000	Barclays PLC, 7.12%, due 6/27/2034	2,543,682 (h)
BPCE SA
6,070,000	5.94%, due 5/30/2035	6,138,551 (b)(h)
1,330,000	6.92%, due 1/14/2046	1,351,947 (b)(h)
Citigroup, Inc.
1,760,000	3.89%, due 1/10/2028	1,741,533 (h)
3,635,000	6.02%, due 1/24/2036	3,645,009 (h)
10,940,000	Goldman Sachs Group, Inc., 5.54%, due 1/28/2036	11,047,942 (h)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,327,698 (h)(i)
JPMorgan Chase & Co.
7,995,000	5.50%, due 1/24/2036	8,134,643 (h)
6,635,000	5.57%, due 4/22/2036	6,786,454 (h)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
$3,005,000	Kreditanstalt fuer Wiederaufbau, 3.75%, due 7/15/2030	$3,000,569 (f)
3,495,000	Lloyds Banking Group PLC, 5.59%, due 11/26/2035	3,499,333 (h)
	Morgan Stanley
2,200,000	3.63%, due 1/20/2027	2,179,625
1,175,000	5.42%, due 7/21/2034	1,187,360 (h)
1,560,000	5.83%, due 4/19/2035	1,610,763 (h)
1,955,000	PNC Financial Services Group, Inc., 5.58%, due 1/29/2036	1,978,835 (h)
665,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	672,230 (h)
3,745,000	Societe Generale SA, 1.49%, due 12/14/2026	3,666,106 (b)(h)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,315,016
2,615,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,635,123 (h)
		77,103,294
Biotechnology 0.4%
	Gilead Sciences, Inc.
2,365,000	4.75%, due 3/1/2046	2,081,392
2,030,000	5.50%, due 11/15/2054	1,966,132
		4,047,524
Building Materials 0.3%
	Holcim Finance U.S. LLC
1,080,000	4.95%, due 4/7/2030	1,091,211 (b)
1,560,000	5.40%, due 4/7/2035	1,559,218 (b)
		2,650,429
Commercial Services 0.1%
865,000	Rollins, Inc., 5.25%, due 2/24/2035	862,954 (b)
Computers 0.8%
1,665,000	Booz Allen Hamilton, Inc., 5.95%, due 4/15/2035	1,654,433
3,865,000	Dell International LLC/EMC Corp., 4.85%, due 2/1/2035	3,644,738
	Leidos, Inc.
1,440,000	5.40%, due 3/15/2032	1,450,546
1,840,000	5.50%, due 3/15/2035	1,831,310
		8,581,027
Cosmetics - Personal Care 0.1%
880,000	Haleon U.S. Capital LLC, 3.63%, due 3/24/2032	816,671
Diversified Financial Services 0.7%
	Capital One Financial Corp.
2,335,000	5.88%, due 7/26/2035	2,362,860 (h)
5,210,000	6.18%, due 1/30/2036	5,145,118 (h)
		7,507,978
Electric 2.5%
2,285,000	Ameren Corp., 5.38%, due 3/15/2035	2,281,597
1,155,000	Ameren Illinois Co., 5.63%, due 3/1/2055	1,134,658
1,255,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,268,561
700,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	689,905 (b)
1,790,000	National Grid PLC, 5.42%, due 1/11/2034	1,810,650
	NextEra Energy Capital Holdings, Inc.
1,450,000	4.90%, due 2/28/2028	1,470,004
2,015,000	5.45%, due 3/15/2035	2,029,466

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Electric – cont'd
$2,371,000	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	$2,386,452
	Pacific Gas & Electric Co.
1,325,000	6.40%, due 6/15/2033	1,370,017
1,740,000	6.95%, due 3/15/2034	1,865,983
1,125,000	5.70%, due 3/1/2035	1,109,447
2,700,000	4.95%, due 7/1/2050	2,174,923
3,068,000	Public Service Co. of Oklahoma, 5.20%, due 1/15/2035	3,018,017
795,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	802,561
2,195,000	San Diego Gas & Electric Co., 5.40%, due 4/15/2035	2,215,308
695,000	Southern California Edison Co., 2.50%, due 6/1/2031	602,063
		26,229,612
Entertainment 1.4%
	Warnermedia Holdings, Inc.
18,268,000	5.05%, due 3/15/2042	13,769,750
1,810,000	5.14%, due 3/15/2052	1,237,429
		15,007,179
Food 0.5%
1,345,000	Campbell's Co., 4.75%, due 3/23/2035	1,287,798
3,365,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	3,418,739 (b)
		4,706,537
Gas 0.2%
1,835,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,561,071
Healthcare - Products 0.0%‡
475,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	478,422
Healthcare - Services 0.8%
	HCA, Inc.
965,000	5.45%, due 4/1/2031	983,473
4,300,000	3.50%, due 7/15/2051	2,779,136
	UnitedHealth Group, Inc.
2,625,000	4.50%, due 4/15/2033	2,539,685
2,450,000	5.63%, due 7/15/2054	2,356,066
		8,658,360
Insurance 0.3%
	Arthur J Gallagher & Co.
335,000	4.85%, due 12/15/2029	339,146
2,255,000	5.15%, due 2/15/2035	2,237,809
835,000	5.55%, due 2/15/2055	786,534
		3,363,489
Internet 0.5%
	Alphabet, Inc.
2,510,000	5.25%, due 5/15/2055	2,477,410 (f)
725,000	5.30%, due 5/15/2065	716,282 (f)
1,205,000	Meta Platforms, Inc., 5.55%, due 8/15/2064	1,159,144
610,000	Uber Technologies, Inc., 5.35%, due 9/15/2054	558,682
		4,911,518
Investment Companies 0.1%
1,510,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	1,497,414

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Machinery - Diversified 0.1%
$805,000	Otis Worldwide Corp., 5.13%, due 11/19/2031	$818,947
Media 0.3%
	Charter Communications Operating LLC/Charter Communications Operating Capital
2,045,000	4.80%, due 3/1/2050	1,523,268
2,800,000	3.90%, due 6/1/2052	1,773,446
		3,296,714
Multi-National 2.5%
2,120,000	Asian Development Bank, 4.38%, due 3/22/2035	2,143,506
2,175,000	Corp. Andina de Fomento, 5.00%, due 1/22/2030	2,248,387
1,375,000	European Investment Bank, 4.63%, due 2/12/2035	1,420,767
4,580,000	Inter-American Development Bank, 3.75%, due 6/14/2030	4,570,836 (f)
5,290,000	Inter-American Investment Corp., 4.25%, due 4/1/2030	5,370,430
3,385,000	International Bank for Reconstruction & Development, 4.00%, due 5/6/2032	3,379,370 (f)
6,555,000	Nordic Investment Bank, 3.75%, due 5/9/2030	6,545,925 (f)
		25,679,221
Office - Business Equipment 0.1%
763,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	737,713
Oil & Gas 1.7%
870,000	Chevron USA, Inc., 4.69%, due 4/15/2030	885,555
2,305,000	ConocoPhillips Co., 5.50%, due 1/15/2055	2,136,299
	Diamondback Energy, Inc.
890,000	5.20%, due 4/18/2027	902,512
3,705,000	5.55%, due 4/1/2035	3,641,494
760,000	5.75%, due 4/18/2054	679,100
3,305,000	EOG Resources, Inc., 5.65%, due 12/1/2054	3,134,074
2,240,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	2,240,000
910,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	785,052
3,025,000	Phillips 66, 1.30%, due 2/15/2026	2,946,137
		17,350,223
Pharmaceuticals 1.6%
	AbbVie, Inc.
1,570,000	4.95%, due 3/15/2031	1,606,582
742,000	4.05%, due 11/21/2039	642,796
	CVS Health Corp.
1,980,000	3.00%, due 8/15/2026	1,942,029
7,970,000	5.05%, due 3/25/2048	6,773,591
402,000	5.63%, due 2/21/2053	364,554
700,000	7.00%, due 3/10/2055	708,084 (h)
	Eli Lilly & Co.
2,955,000	4.90%, due 2/12/2032	3,032,590
1,175,000	5.50%, due 2/12/2055	1,178,065
		16,248,291
Pipelines 0.8%
	Enbridge, Inc.
255,000	5.30%, due 4/5/2029	261,114
1,670,000	5.63%, due 4/5/2034	1,689,438
	Energy Transfer LP
750,000	6.13%, due 12/15/2045	709,195

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Pipelines – cont'd
$545,000	5.00%, due 5/15/2050	$435,370
3,215,000	5.95%, due 5/15/2054	2,922,782
1,370,000	6.20%, due 4/1/2055	1,285,400
	Kinder Morgan, Inc.
490,000	5.15%, due 6/1/2030	494,681 (f)
590,000	5.85%, due 6/1/2035	597,365 (f)
		8,395,345
Retail 0.4%
4,085,000	Walmart, Inc., 4.90%, due 4/28/2035	4,137,905
Semiconductors 2.5%
	Broadcom, Inc.
1,815,000	5.05%, due 7/12/2029	1,850,534
2,155,000	5.15%, due 11/15/2031	2,196,755
	Foundry JV Holdco LLC
3,165,000	5.50%, due 1/25/2031	3,205,083 (b)
6,140,000	6.25%, due 1/25/2035	6,348,282 (b)
2,555,000	6.10%, due 1/25/2036	2,603,167 (b)
	Intel Corp.
600,000	3.25%, due 11/15/2049	366,504
5,060,000	4.75%, due 3/25/2050	3,969,666
1,003,000	4.90%, due 8/5/2052	798,303
520,000	5.90%, due 2/10/2063	469,402
	Micron Technology, Inc.
690,000	5.65%, due 11/1/2032	698,911
2,950,000	6.05%, due 11/1/2035	2,991,041
		25,497,648
Software 1.5%
	AppLovin Corp.
5,085,000	5.13%, due 12/1/2029	5,126,758
1,855,000	5.38%, due 12/1/2031	1,871,972
3,075,000	5.50%, due 12/1/2034	3,071,938
890,000	5.95%, due 12/1/2054	849,893
	Oracle Corp.
745,000	5.50%, due 8/3/2035	748,068
1,775,000	3.60%, due 4/1/2050	1,207,337
1,200,000	6.00%, due 8/3/2055	1,167,252
2,015,000	Synopsys, Inc., 5.70%, due 4/1/2055	1,947,616
		15,990,834
Telecommunications 1.0%
	AT&T, Inc.
1,505,000	3.65%, due 6/1/2051	1,052,969
2,895,000	3.50%, due 9/15/2053	1,937,701
1,310,000	3.80%, due 12/1/2057	901,752
910,000	3.85%, due 6/1/2060	619,568
2,690,000	T-Mobile USA, Inc., 3.38%, due 4/15/2029	2,561,290
	Verizon Communications, Inc.
1,690,000	5.05%, due 5/9/2033	1,703,988
1,360,000	4.86%, due 8/21/2046	1,197,519

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Telecommunications – cont'd
$620,000	5.50%, due 2/23/2054	$594,736
		10,569,523
Total Corporate Bonds (Cost $328,944,057)		328,174,100
Foreign Government Securities 2.2%
3,565,000	Chile Government International Bonds, 5.65%, due 1/13/2037	3,644,896
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	850,816
2,011,000	6.00%, due 5/7/2036	1,915,413
620,000	6.88%, due 5/13/2037	626,002
790,000	7.38%, due 5/13/2055	782,005
1,000,000	Province of Alberta, 4.50%, due 1/24/2034	996,716
1,320,000	Province of British Columbia, 4.75%, due 6/12/2034	1,334,829
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,222,319
	Province of Ontario
2,120,000	4.70%, due 1/15/2030	2,184,618
1,815,000	5.05%, due 4/24/2034	1,877,967
	Province of Quebec
1,610,000	4.50%, due 4/3/2029	1,646,429
1,740,000	4.25%, due 9/5/2034	1,696,280
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,263,209

Total Foreign Government Securities (Cost $22,759,137)		23,041,499
Number of Shares
Short-Term Investments 2.7%
Investment Companies 2.7%
28,450,813	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(j) (Cost $28,450,813)	28,450,813
Total Investments 102.1% (Cost $1,072,723,948)		1,057,281,220
Liabilities Less Other Assets (2.1)%		(22,229,789)(k)
Net Assets 100.0%		$1,035,051,431

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $232,082,270, which represents 22.4% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2025.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

(d)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $25,398,405, which represents 2.5% of net assets of the Fund.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(j)	Represents 7-day effective yield as of April 30, 2025.
(k)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$898,932,824	86.8%
Cayman Islands	33,690,448	3.3%
Supranational	25,679,221	2.5%
Canada	17,172,919	1.7%
United Kingdom	11,688,829	1.1%
France	11,156,604	1.1%
Jersey	8,218,502	0.8%
Spain	4,253,278	0.4%
Mexico	4,174,236	0.4%
Switzerland	3,965,445	0.4%
Chile	3,644,896	0.3%
Ireland	3,252,636	0.3%
Germany	3,000,569	0.3%
Short-Term Investments and Other Liabilities—Net	6,221,024	0.6%
	$1,035,051,431	100.0%

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	142	U.S. Treasury Long Bond	$16,560,750	$252,817
6/2025	305	U.S. Treasury Note, 10 Year	34,226,719	641,266
6/2025	753	U.S. Treasury Note, 2 Year	156,735,774	406,128
6/2025	1,236	U.S. Treasury Note, 5 Year	134,965,407	2,653,230
Total Long Positions			$342,488,650	$3,953,441

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	647	U.S. Treasury Note, Ultra 10 Year	$(74,233,141)	$(514,257)
6/2025	171	U.S. Treasury Ultra Bond	(20,696,344)	418,343
Total Short Positions			$(94,929,485)	$(95,914)
Total Futures				$3,857,527
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $206,639,302 for long positions and $(85,084,433) for short positions.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$158,192,487	$—	$158,192,487
U.S. Government Agency Securities	—	3,213,275	—	3,213,275
Mortgage-Backed Securities#	—	383,875,867	—	383,875,867
Asset-Backed Securities#	—	132,333,179	—	132,333,179
Corporate Bonds#	—	328,174,100	—	328,174,100
Foreign Government Securities	—	23,041,499	—	23,041,499
Short-Term Investments	—	28,450,813	—	28,450,813
Total Investments	$—	$1,057,281,220	$—	$1,057,281,220

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$4,371,784	$—	$—	$4,371,784
Liabilities	(514,257)	—	—	(514,257)
Total	$3,857,527	$—	$—	$3,857,527

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)

April 30, 2025

Principal Amount(a)		Value
Corporate Bonds 28.6%
Angola 0.2%
$200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	$192,800 (b)
Argentina 0.5%
223,000	Telecom Argentina SA, 9.50%, due 7/18/2031	233,481 (b)
216,000	Vista Energy Argentina SAU, 7.63%, due 12/10/2035	206,388 (b)
160,000	YPF SA, 9.50%, due 1/17/2031	165,060 (b)
604,929
Azerbaijan 0.4%
Southern Gas Corridor CJSC
300,000	6.88%, due 3/24/2026	303,000 (c)
200,000	6.88%, due 3/24/2026	202,000 (c)
505,000
Bahrain 0.2%
200,000	Bapco Energies BSC Closed, 8.38%, due 11/7/2028	212,009 (c)
Brazil 1.8%
225,000	CSN Inova Ventures, 6.75%, due 1/28/2028	209,927 (c)
200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	204,710 (b)
200,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	174,085 (c)
230,162	MC Brazil Downstream Trading SARL, 7.25%, due 6/30/2031	177,915 (c)
200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	197,500 (b)
200,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	189,089 (b)
164,000	Rede D'or Finance SARL, 4.50%, due 1/22/2030	152,751 (c)
Samarco Mineracao SA
45,031	4.00% Cash/5.00% PIK, due 6/30/2031	42,382 (c)(d)
151,980	4.00% Cash/5.00% PIK, due 6/30/2031	143,039 (b)(d)
200,000	Suzano Austria GmbH, 3.75%, due 1/15/2031	180,783
200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	188,746 (b)
198,236	Yinson Boronia Production BV, 8.95%, due 7/31/2042	203,192 (b)
2,064,119
Chile 1.3%
217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	216,369 (b)
200,000	Banco de Credito e Inversiones SA, 8.75%, due 5/8/2029	206,892 (c)(e)(f)
Celulosa Arauco y Constitucion SA
200,000	6.18%, due 5/5/2032	200,000 (b)(g)
200,000	5.15%, due 1/29/2050	165,053 (c)
Corp. Nacional del Cobre de Chile
200,000	6.33%, due 1/13/2035	207,020 (b)
200,000	3.70%, due 1/30/2050	135,328 (b)
155,000	Latam Airlines Group SA, 7.88%, due 4/15/2030	151,706 (b)
200,000	VTR Finance NV, 6.38%, due 7/15/2028	187,973 (b)
1,470,341
China 1.0%
BOC Aviation Ltd.
200,000	4.50%, due 5/23/2028	200,251 (c)
200,000	3.00%, due 9/11/2029	187,993 (c)
200,000	Fortune Star BVI Ltd., 5.05%, due 1/27/2027	188,001 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
China – cont'd
	$200,000	Greentown China Holdings Ltd., 8.45%, due 2/24/2028	$201,734 (c)
	200,000	Longfor Group Holdings Ltd., 3.95%, due 9/16/2029	160,119 (c)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	213,363 (c)
1,151,461
Colombia 1.1%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	170,749 (c)(e)(f)
	200,000	Colombia Telecomunicaciones SA ESP, 4.95%, due 7/17/2030	176,348 (c)
	200,000	Ecopetrol SA, 8.88%, due 1/13/2033	200,191
COP	1,261,000,000	Empresas Publicas de Medellin ESP, 8.38%, due 11/8/2027	271,670 (b)
	$227,000	Geopark Ltd., 8.75%, due 1/31/2030	196,237 (b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	203,280 (b)
1,218,475
Ghana 0.1%
	200,000	Kosmos Energy Ltd., 7.50%, due 3/1/2028	169,963 (c)
Guatemala 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
	135,000	5.25%, due 4/27/2029	129,190 (b)
	60,000	5.25%, due 4/27/2029	57,418 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	182,085 (c)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	190,771 (b)
559,464
Hong Kong 1.4%
	200,000	AIA Group Ltd., 3.20%, due 9/16/2040	150,526 (c)
	200,000	CAS Capital No. 1 Ltd., 4.00%, due 7/12/2026	191,290 (c)(e)(f)
	300,000	CK Hutchison International 24 Ltd., 5.50%, due 4/26/2034	305,386 (b)
	200,000	FWD Group Holdings Ltd., 8.05%, due 6/15/2025	195,704 (c)(e)(f)
	200,000	NWD Finance BVI Ltd., 5.25%, due 3/22/2026	100,068 (c)(e)(f)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	184,506 (c)(e)
	235,000	Standard Chartered PLC, 7.63%, due 1/16/2032	231,144 (b)(e)(f)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	185,329 (c)
1,543,953
India 1.2%
	200,000	Adani Ports & Special Economic Zone Ltd., 4.20%, due 8/4/2027	188,398 (c)
	200,000	Axis Bank Ltd./Gandhinagar, 4.10%, due 9/8/2026	191,524 (c)(e)(f)
	240,000	Greenko Wind Projects Mauritius Ltd., 7.25%, due 9/27/2028	232,360 (b)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	264,638 (c)(e)(f)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	272,839 (b)
	200,000	Vedanta Resources Finance II PLC, 9.85%, due 4/24/2033	181,435 (b)
1,331,194
Indonesia 0.8%
	400,000	Bank Negara Indonesia Persero Tbk. PT, 4.30%, due 3/24/2027	376,022 (c)(e)(f)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	300,000	1.88%, due 11/5/2031	295,847 (c)
EUR	100,000	1.88%, due 11/5/2031	98,616 (b)
	$200,000	6.15%, due 5/21/2048	192,140 (b)
962,625

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Israel 0.6%
	$200,000	Altice Financing SA, 5.75%, due 8/15/2029	$147,505 (c)
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	243,125 (c)(e)
Energean Israel Finance Ltd.
	100,000	5.38%, due 3/30/2028	94,140 (c)
	10,000	8.50%, due 9/30/2033	10,014 (c)
	200,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, due 10/1/2046	141,365
636,149
Jamaica 0.1%
	105,000	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 9.00% Cash/3.00% PIK, due 5/25/2027	105,254 (d)
Kazakhstan 0.7%
	214,000	Kaspi.KZ JSC, 6.25%, due 3/26/2030	209,217 (b)
KazMunayGas National Co. JSC
	250,000	5.38%, due 4/24/2030	244,070 (c)
	360,000	5.75%, due 4/19/2047	301,441 (c)
754,728
Korea 0.9%
	200,000	Hanwha Life Insurance Co. Ltd., 3.38%, due 2/4/2032	193,865 (c)(e)
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	176,997 (c)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	189,249 (b)
	200,000	SK Hynix, Inc., 6.50%, due 1/17/2033	212,873 (b)
	200,000	Woori Bank, 6.38%, due 7/24/2029	199,332 (b)(e)(f)
972,316
Kuwait 0.3%
	200,000	MEGlobal BV, 2.63%, due 4/28/2028	187,700 (c)
	200,000	NBK SPC Ltd., 5.50%, due 6/6/2030	205,000 (b)(e)
392,700
Macau 0.8%
Las Vegas Sands Corp.
	200,000	3.90%, due 8/8/2029	185,701
	70,000	6.00%, due 6/14/2030	70,394 (g)
	200,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	188,628 (c)
	250,000	Sands China Ltd., 5.40%, due 8/8/2028	245,978
	300,000	Wynn Macau Ltd., 5.13%, due 12/15/2029	276,969 (c)
967,670
Malaysia 0.3%
	200,000	GENM Capital Labuan Ltd., 3.88%, due 4/19/2031	177,083 (c)
	200,000	TNB Global Ventures Capital Bhd., 4.85%, due 11/1/2028	201,778 (c)
378,861
Mexico 2.6%
	208,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 8.13%, due 1/8/2039	211,936 (b)(e)
	185,366	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	157,654 (c)
	200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, due 2/15/2039	202,726 (b)
	200,000	Cemex SAB de CV, 5.13%, due 6/8/2026	197,002 (c)(e)(f)
MXN	6,480,000	Comision Federal de Electricidad, 7.35%, due 11/25/2025	325,548
	$198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	197,259 (b)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Mexico – cont'd
$200,000	Fresnillo PLC, 4.25%, due 10/2/2050	$142,664 (c)
200,000	Grupo Aeromexico SAB de CV, 8.25%, due 11/15/2029	187,000 (b)
Petroleos Mexicanos
150,000	6.75%, due 9/21/2047	100,744
1,014,000	7.69%, due 1/23/2050	739,813
69,000	6.95%, due 1/28/2060	45,967
200,000	Saavi Energia SARL, 8.88%, due 2/10/2035	201,000 (b)
200,000	Trust Fibra Uno, 7.38%, due 2/13/2034	197,993 (b)
2,907,306
Moldova 0.2%
220,000	Aragvi Finance International DAC, 11.13%, due 11/20/2029	218,470 (b)
Morocco 0.2%
200,000	OCP SA, 7.50%, due 5/2/2054	196,500 (c)
Nigeria 0.4%
260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	250,644 (b)
215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	204,949 (b)
455,593
Oman 0.2%
242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	249,490 (b)
Panama 0.5%
207,000	C&W Senior Finance Ltd., 9.00%, due 1/15/2033	207,600 (b)
200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	144,000 (c)
200,000	Sable International Finance Ltd., 7.13%, due 10/15/2032	196,520 (b)
548,120
Paraguay 0.2%
200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	198,402 (b)
Peru 1.1%
Banco de Credito del Peru SA
125,000	3.13%, due 7/1/2030	124,534 (c)(e)
206,000	6.45%, due 7/30/2035	205,526 (b)(e)(h)
200,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.55%, due 9/18/2033	222,938 (b)
200,000	Minsur SA, 4.50%, due 10/28/2031	182,860 (c)
200,000	Niagara Energy SAC, 5.75%, due 10/3/2034	197,675 (c)
Petroleos del Peru SA
247,000	5.63%, due 6/19/2047	151,438 (b)
200,000	5.63%, due 6/19/2047	122,622 (c)
1,207,593
Philippines 0.2%
240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	234,540 (c)(e)(f)
Qatar 0.6%
200,000	CBQ Finance Ltd., 2.00%, due 5/12/2026	194,098 (c)
200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	196,250 (c)(e)(f)
200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	179,780 (b)
200,000	QatarEnergy, 3.13%, due 7/12/2041	146,919 (b)
717,047

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Russia 0.0%‡
	$300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	$9,576 (c)(i)
Saudi Arabia 0.6%
	200,000	BSF Finance, 5.50%, due 11/23/2027	203,493 (c)
	200,000	EIG Pearl Holdings SARL, 4.39%, due 11/30/2046	154,561 (c)
Saudi Arabian Oil Co.
	200,000	4.25%, due 4/16/2039	172,002 (c)
	200,000	4.38%, due 4/16/2049	157,759 (c)
687,815
Singapore 0.2%
	240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	230,989 (b)(e)
South Africa 0.7%
	200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	193,431 (c)
Prosus NV
	200,000	3.68%, due 1/21/2030	185,628 (c)
	200,000	3.83%, due 2/8/2051	125,507 (c)
	260,000	Sasol Financing USA LLC, 8.75%, due 5/3/2029	246,393 (b)
750,959
Supranational 2.9%
	240,000	Africa Finance Corp., 7.50%, due 1/21/2030	234,317 (b)(e)(f)
Asian Development Bank
COP	1,450,000,000	10.10%, due 1/23/2026	342,397
MXN	4,000,000	0.00%, due 4/20/2043	39,540
Asian Infrastructure Investment Bank
INR	17,900,000	7.20%, due 7/2/2031	215,818 (c)
MXN	4,800,000	0.00%, due 2/8/2038	76,752 (c)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	201,023 (b)
	200,000	4.70%, due 10/22/2031	180,800 (b)
	200,000	8.20%, due 2/13/2055	198,612 (b)(e)
European Bank for Reconstruction & Development
INR	25,000,000	6.75%, due 3/14/2031	297,471
INR	23,400,000	6.88%, due 7/30/2031	280,051
International Bank for Reconstruction & Development
INR	41,100,000	6.75%, due 7/13/2029	488,857
INR	59,100,000	6.50%, due 4/17/2030	689,347
3,244,985
Taiwan 0.2%
	209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	204,570
Thailand 0.3%
	200,000	Bangkok Bank PCL, 3.73%, due 9/25/2034	184,226 (c)(e)
	200,000	Kasikornbank PCL, 3.34%, due 10/2/2031	193,651 (c)(e)
377,877
Trinidad And Tobago 0.2%
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	180,295 (b)
Turkey 1.0%
	200,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, due 7/25/2029	196,030 (b)
	240,000	Turkiye Is Bankasi AS, 7.75%, due 6/12/2029	242,381 (b)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Turkey – cont'd
	$240,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	$245,460 (b)
	260,000	Yapi ve Kredi Bankasi AS, 9.74%, due 4/4/2029	262,449 (b)(e)(f)
	200,000	Zorlu Enerji Elektrik Uretim AS, 11.00%, due 4/23/2030	183,242 (c)
1,129,562
Ukraine 0.1%
EUR	128,508	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	126,452 (c)
United Arab Emirates 1.0%
	$200,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	177,077 (c)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	185,778 (b)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	438,000 (c)
Galaxy Pipeline Assets Bidco Ltd.
	200,000	2.63%, due 3/31/2036	168,500 (b)
	176,648	2.94%, due 9/30/2040	143,512 (b)
1,112,867
United States 0.2%
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	221,795 (b)
Uzbekistan 0.2%
	200,000	Navoi Mining & Metallurgical Combinat, 6.95%, due 10/17/2031	201,468 (b)
Venezuela 0.4%
Petroleos de Venezuela SA
	2,782,409	6.00%, due 5/16/2024	322,760 (c)(i)
	1,631,452	6.00%, due 11/15/2026	189,248 (c)(i)
512,008
Zambia 0.2%
	250,000	First Quantum Minerals Ltd., 8.63%, due 6/1/2031	253,389 (c)

Total Corporate Bonds (Cost $34,668,077)			32,371,679
Foreign Government Securities 64.0%
Angola 0.2%
	258,000	Angolan Government International Bonds, 9.38%, due 5/8/2048	182,064 (c)
Argentina 1.3%
Argentine Republic Government International Bonds
	135,000	1.00%, due 7/9/2029	108,540
	560,560	0.75%, due 7/9/2030	428,828 (j)
EUR	93,568	0.13%, due 7/9/2030	78,617
	$581,969	4.13%, due 7/9/2035	388,106 (j)
	223,000	3.50%, due 7/9/2041	134,584 (j)
	390,909	4.13%, due 7/9/2046	254,247 (j)
	83,740	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	56,106 (c)
1,449,028
Azerbaijan 0.6%
State Oil Co. of the Azerbaijan Republic
	510,000	6.95%, due 3/18/2030	530,400 (c)
	200,000	6.95%, due 3/18/2030	208,000 (c)
738,400

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Bahamas 0.2%
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	$189,566 (c)
Benin 0.2%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	182,846 (c)
Bermuda 0.2%
	$200,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	195,702 (c)
Brazil 2.9%
		Brazil Government International Bonds
	580,000	6.63%, due 3/15/2035	578,065
	270,000	5.00%, due 1/27/2045	205,142
	120,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	119,249 (c)
		Brazil Notas do Tesouro Nacional
BRL	6,000,000	10.00%, due 1/1/2029	956,182
BRL	8,000,000	10.00%, due 1/1/2031	1,207,345
BRL	1,824,000	10.00%, due 1/1/2033	266,003
			3,331,986
Cameroon, Republic of 0.2%
EUR	281,000	Republic of Cameroon International Bonds, 5.95%, due 7/7/2032	232,389 (c)
Chile 1.7%
		Bonos de la Tesoreria de la Republica en pesos
CLP	930,000,000	4.70%, due 9/1/2030	949,014 (c)
CLP	255,000,000	6.00%, due 4/1/2033	275,157 (c)
CLP	110,000,000	2.80%, due 10/1/2033	94,624 (c)
CLP	155,000,000	7.00%, due 5/1/2034	179,084 (c)
CLP	120,000,000	5.00%, due 3/1/2035	120,793
CLP	30,000,000	5.10%, due 7/15/2050	29,460
		Chile Government International Bonds
EUR	100,000	3.88%, due 7/9/2031	115,943
	$200,000	3.25%, due 9/21/2071	118,830
			1,882,905
China 3.8%
		China Government Bonds
CNY	500,000	3.01%, due 5/13/2028	72,021
CNY	4,940,000	2.05%, due 4/15/2029	692,912
CNY	1,600,000	1.43%, due 1/25/2030	219,258
CNY	2,150,000	2.80%, due 3/25/2030	313,234
CNY	2,250,000	2.60%, due 9/15/2030	325,702
CNY	200,000	3.02%, due 5/27/2031	29,853
CNY	700,000	2.12%, due 6/25/2031	99,201
CNY	8,830,000	1.87%, due 9/15/2031	1,233,887
CNY	2,500,000	2.67%, due 5/25/2033	369,291
CNY	1,800,000	2.04%, due 11/25/2034	255,000
CNY	300,000	2.25%, due 8/29/2039	42,901
CNY	1,500,000	3.81%, due 9/14/2050	284,069
CNY	270,000	3.12%, due 10/25/2052	46,422
CNY	500,000	3.19%, due 4/15/2053	87,470
CNY	1,360,000	3.00%, due 10/15/2053	232,597
CNY	200,000	2.47%, due 7/25/2054	30,758
			4,334,576

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Colombia 2.3%
		Colombia Government International Bonds
	$340,000	8.50%, due 4/25/2035	$345,344
	360,000	7.75%, due 11/7/2036	342,921
	310,000	5.63%, due 2/26/2044	220,966
	360,000	8.38%, due 11/7/2054	329,265
		Colombian TES
COP	1,517,500,000	7.00%, due 6/30/2032	278,816
COP	1,194,900,000	7.25%, due 10/18/2034	207,038
COP	1,630,700,000	6.25%, due 7/9/2036	246,641
COP	2,104,900,000	9.25%, due 5/28/2042	379,330
COP	1,735,500,000	7.25%, due 10/26/2050	240,968
			2,591,289
Costa Rica 0.4%
		Costa Rica Government International Bonds
CRC	40,600,000	10.58%, due 9/26/2029	93,569 (b)
	$200,000	6.55%, due 4/3/2034	204,400 (c)
	200,000	7.30%, due 11/13/2054	203,488 (b)
			501,457
Cote D'Ivoire 1.5%
		Ivory Coast Government International Bonds
EUR	190,000	5.25%, due 3/22/2030	201,304 (c)
EUR	200,000	5.88%, due 10/17/2031	206,544 (c)
EUR	510,000	4.88%, due 1/30/2032	499,200 (c)
EUR	407,000	6.88%, due 10/17/2040	375,043 (c)
EUR	560,000	6.63%, due 3/22/2048	476,224 (c)
			1,758,315
Czech Republic 1.6%
		Czech Republic Government Bonds
CZK	7,460,000	1.20%, due 3/13/2031	295,273
CZK	5,580,000	6.20%, due 6/16/2031	287,582
CZK	5,010,000	1.75%, due 6/23/2032	198,469
CZK	13,160,000	2.00%, due 10/13/2033	515,097
CZK	1,060,000	4.90%, due 4/14/2034	51,485
CZK	7,930,000	3.60%, due 6/3/2036	343,798
CZK	1,980,000	1.95%, due 7/30/2037	70,180
CZK	2,200,000	1.50%, due 4/24/2040	68,646
			1,830,530
Dominican Republic 1.7%
		Dominican Republic International Bonds
	$150,000	5.95%, due 1/25/2027	150,510 (c)
	270,000	6.00%, due 7/19/2028	271,539 (c)
	200,000	7.05%, due 2/3/2031	205,830 (c)
DOP	27,250,000	11.25%, due 9/15/2035	480,455 (b)
DOP	19,400,000	10.75%, due 6/1/2036	331,934 (b)
	$240,000	6.95%, due 3/15/2037	238,272 (c)
	325,000	5.88%, due 1/30/2060	267,166 (c)
			1,945,706

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Ecuador 0.7%
Ecuador Government International Bonds
	$284,738	6.90%, due 7/31/2030	$212,799 (c)
	71,437	0.00%, due 7/31/2030	43,436 (b)
	110,483	0.00%, due 7/31/2030	67,178 (c)
	266,606	5.50%, due 7/31/2035	159,887 (b)(j)
	497,880	5.50%, due 7/31/2035	298,585 (c)(j)
	25,160	5.00%, due 7/31/2040	13,118 (c)(j)
795,003
Egypt 2.0%
EGP	54,800,000	Egypt Government Bonds, 25.32%, due 8/13/2027	1,112,096
Egypt Government International Bonds
EUR	172,000	6.38%, due 4/11/2031	168,445 (c)
	$200,000	8.70%, due 3/1/2049	150,000 (c)
	647,000	8.70%, due 3/1/2049	485,250 (c)
	400,000	8.88%, due 5/29/2050	301,758 (c)
2,217,549
El Salvador 0.7%
El Salvador Government International Bonds
	224,000	7.65%, due 6/15/2035	210,981 (c)
	596,000	9.50%, due 7/15/2052	593,741 (c)
804,722
Ethiopia 0.3%
	400,000	Ethiopia International Bonds, 6.63%, due 12/11/2024	336,000 (c)(i)
Ghana 0.8%
Ghana Government International Bonds
	38,400	0.00%, due 7/3/2026	36,250 (b)
	387,200	5.00%, due 7/3/2029	330,495 (b)(j)
	356,800	5.00%, due 7/3/2035	242,624 (b)(j)
	260,000	5.00%, due 7/3/2035	176,800 (c)(j)
Republic of Ghana Government Bonds
GHS	328,227	8.35%, due 2/16/2027	18,983
GHS	329,196	8.50%, due 2/15/2028	17,303
GHS	308,156	8.65%, due 2/13/2029	14,807
GHS	309,064	8.80%, due 2/12/2030	13,858
GHS	309,977	8.95%, due 2/11/2031	13,074
GHS	310,889	9.10%, due 2/10/2032	12,524
GHS	311,803	9.25%, due 2/8/2033	12,093
888,811
Guatemala 0.5%
Guatemala Government Bonds
	$320,000	7.05%, due 10/4/2032	335,517 (c)
	240,000	6.60%, due 6/13/2036	239,704 (c)
575,221
Honduras 0.2%
	240,000	Honduras Government International Bonds, 8.63%, due 11/27/2034	237,960 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Hungary 0.6%
		Hungary Government Bonds
HUF	29,510,000	4.50%, due 3/23/2028	$78,944
HUF	195,800,000	4.75%, due 11/24/2032	487,657
EUR	120,000	Magyar Export-Import Bank Zrt, 4.50%, due 11/27/2031	136,357 (c)
			702,958
India 4.8%
		India Government Bonds
INR	90,000,000	7.02%, due 6/18/2031	1,107,836
INR	30,000,000	6.54%, due 1/17/2032	360,626
INR	145,160,000	7.18%, due 8/14/2033	1,802,295
INR	17,100,000	7.10%, due 4/8/2034	211,582
INR	57,820,000	7.18%, due 7/24/2037	726,486
INR	20,000,000	7.36%, due 9/12/2052	252,333
INR	76,360,000	7.30%, due 6/19/2053	961,160
			5,422,318
Indonesia 6.1%
		Indonesia Treasury Bonds
IDR	3,304,000,000	6.13%, due 5/15/2028	196,986
IDR	14,434,000,000	6.38%, due 8/15/2028	865,551
IDR	4,375,000,000	9.00%, due 3/15/2029	286,351
IDR	15,515,000,000	6.88%, due 4/15/2029	943,515
IDR	7,671,000,000	6.50%, due 7/15/2030	459,854
IDR	1,306,000,000	6.50%, due 2/15/2031	77,812
IDR	3,604,000,000	8.75%, due 5/15/2031	239,740
IDR	1,000,000,000	6.38%, due 4/15/2032	59,119
IDR	1,800,000,000	7.50%, due 8/15/2032	112,454
IDR	3,399,000,000	7.00%, due 2/15/2033	206,374
IDR	344,000,000	8.38%, due 3/15/2034	22,718
IDR	4,200,000,000	7.50%, due 6/15/2035	262,710
IDR	31,926,000,000	6.75%, due 7/15/2035	1,904,650
IDR	1,783,000,000	8.25%, due 5/15/2036	117,459
IDR	400,000,000	6.38%, due 7/15/2037	22,883
IDR	13,466,000,000	7.13%, due 6/15/2038	816,967
IDR	5,652,000,000	7.13%, due 6/15/2043	341,628
			6,936,771
Lebanon 0.2%
		Lebanon Government International Bonds
	$362,000	6.38%, due 3/9/2020	61,540 (c)(i)
	877,000	8.25%, due 5/17/2034	150,232 (c)(i)
			211,772
Malaysia 2.9%
		Malaysia Government Bonds
MYR	1,700,000	2.63%, due 4/15/2031	375,534
MYR	135,000	4.23%, due 6/30/2031	32,491
MYR	1,500,000	3.58%, due 7/15/2032	348,146
MYR	624,000	4.64%, due 11/7/2033	154,940
MYR	300,000	4.25%, due 5/31/2035	72,743
MYR	202,000	4.76%, due 4/7/2037	51,169
MYR	2,600,000	4.89%, due 6/8/2038	670,364

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Malaysia – cont'd
MYR	699,000	4.05%, due 4/18/2039	$166,112
MYR	450,000	3.76%, due 5/22/2040	103,695
MYR	3,055,000	4.70%, due 10/15/2042	778,716
MYR	350,000	4.94%, due 9/30/2043	91,651
MYR	450,000	4.18%, due 5/16/2044	108,015
MYR	1,350,000	4.07%, due 6/15/2050	313,914
			3,267,490
Mexico 0.9%
		Mexico Bonos
MXN	2,526,100	7.75%, due 5/29/2031	121,612
MXN	1,510,000	7.50%, due 5/26/2033	69,574
MXN	15,640,000	7.75%, due 11/13/2042	654,758
	$190,000	Mexico Government International Bonds, 5.75%, due 10/12/2110	143,558
			989,502
Mongolia 0.2%
	200,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	184,319 (c)
Morocco 0.2%
EUR	160,000	Kingdom of Morocco, 4.75%, due 4/2/2035	179,858 (c)
Nigeria 0.8%
		Nigeria Government International Bonds
	$400,000	8.75%, due 1/21/2031	369,488 (c)
	200,000	7.88%, due 2/16/2032	173,260 (c)
	200,000	10.38%, due 12/9/2034	188,856 (c)
	220,000	8.25%, due 9/28/2051	163,900 (c)
			895,504
Oman 0.6%
		Oman Government International Bonds
	215,000	6.75%, due 1/17/2048	217,509 (c)
	400,000	7.00%, due 1/25/2051	416,033 (c)
			633,542
Panama 0.2%
		Panama Government International Bonds
	100,000	6.70%, due 1/26/2036	96,338
	266,000	3.87%, due 7/23/2060	143,598
			239,936
Papua New Guinea 0.2%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	194,236 (c)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	403,662 (c)
Peru 1.1%
PEN	2,194,000	Peru Government Bonds, 5.35%, due 8/12/2040	498,845
		Peruvian Government International Bonds
PEN	427,000	5.40%, due 8/12/2034	107,277 (c)
	$130,000	5.38%, due 2/8/2035	127,993
	100,000	6.55%, due 3/14/2037	105,875
PEN	819,000	6.90%, due 8/12/2037	220,673 (c)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Peru – cont'd
PEN	500,000	7.60%, due 8/12/2039	$141,693 (b)
			1,202,356
Philippines 0.9%
		Philippines Government Bonds
PHP	18,940,000	6.50%, due 5/19/2029	346,332
PHP	5,900,000	6.63%, due 8/17/2033	108,367
PHP	7,610,000	6.25%, due 1/25/2034	136,360
PHP	15,050,000	6.38%, due 4/28/2035	271,523
PHP	8,280,000	6.88%, due 5/23/2044	154,810
			1,017,392
Poland 4.0%
		Bank Gospodarstwa Krajowego
	$200,000	5.38%, due 5/22/2033	201,307 (c)
	250,000	5.75%, due 7/9/2034	255,469 (c)
		Republic of Poland Government Bonds
PLN	1,541,000	7.50%, due 7/25/2028	444,894
PLN	3,742,000	4.75%, due 7/25/2029	995,517
PLN	340,000	5.00%, due 1/25/2030	91,293
PLN	4,608,000	1.75%, due 4/25/2032	995,304
PLN	2,748,000	6.00%, due 10/25/2033	770,990
PLN	2,964,000	5.00%, due 10/25/2034	772,625
			4,527,399
Romania 3.0%
		Romania Government Bonds
RON	1,910,000	8.00%, due 4/29/2030	442,997
RON	2,105,000	7.35%, due 4/28/2031	474,651
RON	1,055,000	6.70%, due 2/25/2032	230,383
RON	2,275,000	8.25%, due 9/29/2032	536,417
RON	2,100,000	7.10%, due 7/31/2034	464,766
RON	385,000	4.75%, due 10/11/2034	71,293
		Romania Government International Bonds
EUR	770,000	2.00%, due 1/28/2032	687,423 (c)
EUR	102,000	6.38%, due 9/18/2033	116,205 (c)
	$110,000	5.75%, due 3/24/2035	97,564 (c)
	248,000	7.50%, due 2/10/2037	247,105 (c)
			3,368,804
Saudi Arabia 0.3%
	360,000	Saudi Government International Bonds, 5.63%, due 1/13/2035	372,330 (c)
Senegal 0.1%
EUR	100,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	95,447 (c)
South Africa 4.7%
		Republic of South Africa Government Bonds
ZAR	9,753,693	8.50%, due 1/31/2037	435,291
ZAR	6,328,568	10.88%, due 3/31/2038	331,223
ZAR	27,795,205	9.00%, due 1/31/2040	1,225,718
ZAR	17,803,017	6.50%, due 2/28/2041	615,438
ZAR	42,951,873	8.75%, due 1/31/2044	1,790,128
ZAR	2,180,248	8.75%, due 2/28/2048	89,456

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
South Africa – cont'd
		Republic of South Africa Government International Bonds
	$285,000	7.10%, due 11/19/2036	$272,023 (c)
	273,000	5.65%, due 9/27/2047	196,123
	240,000	5.75%, due 9/30/2049	171,908
	200,000	7.30%, due 4/20/2052	171,525
			5,298,833
Sri Lanka 0.7%
		Sri Lanka Government International Bonds
	196,746	4.00%, due 4/15/2028	180,278 (b)
	156,872	3.35%, due 3/15/2033	108,634 (b)(j)
	261,228	3.60%, due 6/15/2035	168,336 (b)(j)
	181,298	3.60%, due 5/15/2036	126,002 (b)(j)
	362,749	3.60%, due 2/15/2038	253,924 (b)(j)
			837,174
Thailand 3.1%
		Thailand Government Bonds
THB	3,458,000	2.80%, due 6/17/2034	111,303
THB	33,226,000	2.41%, due 3/17/2035	1,040,032
THB	5,000,000	1.60%, due 6/17/2035	145,344
THB	11,901,000	3.39%, due 6/17/2037	406,999
THB	10,116,000	3.30%, due 6/17/2038	344,354
THB	20,826,000	3.45%, due 6/17/2043	712,369
THB	22,026,000	2.98%, due 6/17/2045	706,765
THB	1,248,000	2.88%, due 6/17/2046	39,413
			3,506,579
Turkey 2.4%
		Hazine Mustesarligi Varlik Kiralama AS
	$300,000	8.51%, due 1/14/2029	317,618 (b)
	220,000	6.50%, due 4/26/2030	218,068 (b)
		Turkiye Government Bonds
TRY	27,919,929	31.08%, due 11/8/2028	639,446
TRY	3,817,855	17.80%, due 7/13/2033	59,443
TRY	58,412,576	26.20%, due 10/5/2033	1,261,668
	$251,000	Turkiye Government International Bonds, 7.63%, due 5/15/2034	249,995
			2,746,238
Uganda 0.3%
		Republic of Uganda Government Bonds
UGX	363,300,000	14.38%, due 2/3/2033	86,562
UGX	1,158,500,000	14.25%, due 6/22/2034	270,653
			357,215
Ukraine 0.3%
		Ukraine Government GDP-Linked Securities
	$370,000	Expires 8/1/2041(k)	263,435 (c)(l)
	49,000	Expires 8/1/2041(k)	34,887 (b)(l)
		Ukraine Government International Bonds
	12,306	1.75%, due 2/1/2029	7,681 (c)(j)
	15,274	0.00%, due 2/1/2030	7,622 (c)(j)
	48,235	0.00%, due 2/1/2035	24,267 (c)(j)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Ukraine – cont'd
	$40,196	0.00%, due 2/1/2036	$20,665 (c)(j)
			358,557
Uruguay 0.1%
UYU	6,313,157	Uruguay Government International Bonds, 8.25%, due 5/21/2031	140,418
Uzbekistan 0.2%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	180,630 (b)
Venezuela 0.0%‡
	436,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	62,158 (c)(i)
Zambia 0.8%
		Zambia Government Bonds
ZMW	1,499,000	10.00%, due 11/27/2026	50,208
ZMW	685,000	13.00%, due 12/5/2026	23,913
ZMW	1,242,000	14.00%, due 11/23/2027	42,233
ZMW	535,000	19.90%, due 11/25/2027	20,768
ZMW	9,863,000	13.00%, due 1/25/2031	299,601
		Zambia Government International Bonds
	$294,812	5.75%, due 6/30/2033	256,103 (c)(j)
	451,682	0.50%, due 12/31/2053	257,323 (c)
			950,149

Total Foreign Government Securities (Cost $72,553,248)			72,485,572
Number of Shares

Short-Term Investments 2.2%
Investment Companies 2.2%
	2,562,441	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(m) (Cost $2,562,441)	2,562,441
Total Investments 94.8% (Cost $109,783,766)			107,419,692
Other Assets Less Liabilities 5.2%			5,858,502 (n)
Net Assets 100.0%			$113,278,194

‡	Represents less than 0.05% of net assets of the Fund.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $17,165,740, which represents 15.2% of net assets of the Fund.

(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $30,903,572, which represents 27.3% of net assets of the
Fund.

(d)	Payment-in-kind (PIK) security.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $270,394, which represents 0.2% of net assets of the Fund.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	Defaulted security.
(j)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(k)	Security represented in Notional Amount.
(l)	Contingent annual payments linked to Ukraine's GDP growth.
(m)	Represents 7-day effective yield as of April 30, 2025.
(n)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$71,109,766	62.8%
Oil & Gas	7,001,977	6.2%
Banks	5,375,267	4.7%
Multi-National	3,244,985	2.9%
Electric	2,888,050	2.6%
Telecommunications	2,302,295	2.0%
Mining	1,743,055	1.5%
Lodging	1,155,671	1.0%
Pipelines	1,148,650	1.0%
Commercial Services	835,615	0.7%
Chemicals	810,888	0.7%
Insurance	724,601	0.6%
Real Estate	647,250	0.6%
Airlines	560,501	0.5%
Forest Products & Paper	545,836	0.5%
Engineering & Construction	467,013	0.4%
Semiconductors	417,443	0.4%
Iron - Steel	395,348	0.3%
Building Materials	393,032	0.3%
Diversified Financial Services	388,244	0.3%
Internet	311,135	0.3%
Retail	305,386	0.3%
Energy - Alternate Sources	232,360	0.2%
Food	218,470	0.2%
Transportation	213,363	0.2%
Oil & Gas Services	203,192	0.2%
Real Estate Investment Trusts	197,993	0.2%
Media	187,973	0.2%
Beverages	186,608	0.2%
Entertainment	177,083	0.2%
Packaging & Containers	174,085	0.2%
Healthcare - Services	152,751	0.1%
Pharmaceuticals	141,365	0.1%
Short-Term Investments and Other Assets—Net	8,420,943	7.4%
	$113,278,194	100.0%

*	Does not constitute an industry.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	2	Euro-Schatz	$243,721	$1,470
6/2025	72	Korea Bond, 3 Year	5,463,187	32,701
6/2025	5	U.S. Treasury Long Bond	583,125	3,585
6/2025	13	U.S. Treasury Note, 10 Year	1,458,844	(649)
6/2025	8	U.S. Treasury Note, 2 Year	1,665,188	15,863
6/2025	68	U.S. Treasury Note, 5 Year	7,425,281	107,553
6/2025	1	U.S. Treasury Ultra Bond	121,031	2,186
Total Long Positions			$16,960,377	$162,709

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	5	Euro-Bobl	$(677,615)	$(6,690)
6/2025	13	Euro-Bund	(1,940,732)	(19,935)
6/2025	4	Euro-Buxl Bond, 30 Year	(562,347)	9,963
Total Short Positions			$(3,180,694)	$(16,662)
Total Futures				$146,047
At April 30, 2025, the Fund had $386,974 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $13,474,105 for long positions and $(6,521,412) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ARS	212,064,910	USD	138,605	GSI	4/21/2026	$6,756
ARS	211,953,589	USD	138,532	GSI	4/21/2026	6,752
ARS	139,376,030	USD	91,695	JPM	4/22/2026	3,790
BRL	3,365,059	USD	578,404	BCB	6/26/2025	7,306
BRL	14,568,246	USD	2,512,724	GSI	6/26/2025	22,970
USD	748,676	CLP	690,045,616	GSI	6/18/2025	20,154

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	141,039	CLP	131,612,907	GSI	6/18/2025	$2,087
CNH	440,971	USD	60,605	HSBC	6/18/2025	254
CNH	8,800,771	USD	1,211,241	BNP	7/8/2025	5,281
USD	1,446,641	CNH	10,503,508	CITI	5/12/2025	1,133
USD	64,615	CNH	467,006	BNP	6/18/2025	163
USD	357,150	CNH	2,587,304	SCB	6/18/2025	73
COP	4,410,866,948	USD	983,982	GSI	6/18/2025	53,307
COP	1,190,506,885	USD	267,370	GSI	6/18/2025	12,598
COP	2,595,526,417	USD	592,390	MS	6/18/2025	17,992
COP	2,727,751,500	USD	622,348	SCB	6/18/2025	19,129
USD	173,869	COP	722,310,804	CITI	6/18/2025	4,006
USD	82,552	COP	346,288,766	CITI	6/18/2025	1,117
USD	661,177	COP	2,773,400,572	GSI	6/18/2025	8,966
USD	2,129,362	COP	8,962,465,115	JPM	6/18/2025	21,688
CZK	24,979,717	EUR	994,997	CITI	6/18/2025	4,985
CZK	24,437,641	EUR	974,453	CITI	6/18/2025	3,687
CZK	5,190,676	EUR	207,459	DB	6/18/2025	238
CZK	1,196,546	EUR	47,531	JPM	6/18/2025	386
CZK	3,696,290	EUR	147,099	MS	6/18/2025	888
EGP	8,146,504	USD	147,117	MS	9/8/2025	4,155
USD	152,732	EGP	8,178,824	HSBC	9/8/2025	860
EUR	241,710	HUF	97,651,037	GSI	6/18/2025	1,638
EUR	190,475	HUF	77,015,478	GSI	6/18/2025	1,113
EUR	110,436	HUF	44,493,060	GSI	6/18/2025	1,092
EUR	923,659	HUF	370,519,386	JPM	6/18/2025	13,637
EUR	917,122	HUF	369,464,364	JPM	6/18/2025	9,159
EUR	867,643	PLN	3,676,705	BNP	6/18/2025	14,020
EUR	855,151	PLN	3,649,454	BNP	6/18/2025	7,031
EUR	181,272	PLN	764,457	BNP	6/18/2025	3,906
EUR	916,892	PLN	3,860,920	CITI	6/18/2025	21,285
EUR	614,779	PLN	2,581,525	CITI	6/18/2025	16,183
EUR	582,608	PLN	2,452,600	CITI	6/18/2025	13,707
EUR	185,115	PLN	779,760	CITI	6/18/2025	4,228
EUR	157,550	PLN	664,142	SSB	6/18/2025	3,467
EUR	74,049	PLN	317,231	SSB	6/18/2025	286
EUR	582,147	USD	643,833	BCB	5/5/2025	15,653
EUR	165,658	USD	183,599	BCB	5/5/2025	4,066
EUR	569,951	USD	631,596	BNP	5/5/2025	14,073
EUR	1,860,076	USD	2,009,589	CITI	5/5/2025	97,599
EUR	582,149	USD	643,140	CITI	5/5/2025	16,348
EUR	377,438	USD	414,818	CITI	5/5/2025	12,763
EUR	417,625	USD	452,005	GSI	5/5/2025	21,102
EUR	569,950	USD	631,183	GSI	5/5/2025	14,485
EUR	359,053	USD	397,622	GSI	5/5/2025	9,131
EUR	506,464	USD	548,494	JPM	5/5/2025	25,254
EUR	137,874	USD	152,287	JPM	5/5/2025	3,904

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	277,450	USD	309,082	SCB	5/5/2025	$5,227
EUR	131,410	USD	145,326	SCB	5/5/2025	3,542
EUR	2,633,766	USD	2,870,875	SCB	5/7/2025	113,150
EUR	285,842	USD	315,118	BNP	7/9/2025	10,007
EUR	281,207	USD	312,022	BNP	7/11/2025	7,871
USD	3,226,772	EUR	2,845,237	CITI	5/5/2025	3,543
USD	583,538	EUR	513,149	CITI	5/5/2025	2,217
USD	119,830	EUR	105,402	CITI	5/5/2025	425
USD	180,222	EUR	158,932	HSBC	5/5/2025	176
USD	1,031,670	EUR	905,770	SSB	5/5/2025	5,568
USD	181,004	EUR	158,593	BCB	6/4/2025	1,016
IDR	2,023,904,000	USD	120,591	HSBC	6/18/2025	1,485
USD	139,276	IDR	2,281,853,944	CITI	6/18/2025	1,642
USD	614,574	IDR	10,148,454,841	GSI	6/18/2025	2,449
USD	614,949	IDR	10,148,454,841	HSBC	6/18/2025	2,824
ILS	2,370,907	USD	642,435	CITI	5/6/2025	9,094
INR	67,307,352	USD	785,169	JPM	5/22/2025	9,416
INR	52,453,473	USD	615,027	SCB	5/23/2025	4,152
INR	52,137,798	USD	611,490	SCB	5/23/2025	3,962
INR	59,182,724	USD	681,585	GSI	6/10/2025	16,033
INR	59,182,724	USD	681,610	JPM	6/10/2025	16,008
INR	26,592,367	USD	306,958	CITI	6/18/2025	6,320
INR	41,298,214	USD	480,480	JPM	6/18/2025	6,044
JPY	217,010,859	USD	1,442,057	GSI	5/12/2025	77,417
JPY	253,342,006	USD	1,720,675	GSI	5/14/2025	53,583
JPY	171,405,529	USD	1,195,851	GSI	6/5/2025	7,550
USD	1,776,500	JPY	253,342,006	GSI	5/14/2025	2,242
KRW	777,634,420	USD	538,651	SCB	5/21/2025	7,755
USD	608,248	KRW	861,614,084	BNP	5/21/2025	2,834
KZT	181,195,772	USD	346,124	GSI	5/14/2025	5,043
KZT	86,003,132	USD	166,592	GSI	5/14/2025	86
USD	392,681	KZT	201,248,923	JPM	5/14/2025	2,650
MXN	16,579,390	USD	821,047	BCB	5/6/2025	24,268
MXN	40,034,822	USD	1,981,946	CITI	5/6/2025	59,267
MXN	22,175,117	USD	1,075,026	CITI	5/6/2025	55,592
MXN	14,327,819	USD	694,456	CITI	5/6/2025	36,061
MXN	13,616,609	USD	662,443	CITI	5/6/2025	31,812
MXN	2,016,201	USD	96,359	CITI	5/6/2025	6,439
MXN	3,930,565	USD	200,094	DB	5/6/2025	309
MXN	86,092,056	USD	4,144,321	GSI	5/6/2025	245,162
MXN	12,094,983	USD	603,968	GSI	5/6/2025	12,706
MXN	26,545,684	USD	1,315,096	JPM	5/6/2025	38,360
MXN	5,959,092	USD	291,531	MS	5/6/2025	12,298
MXN	3,037,702	USD	146,707	MS	5/6/2025	8,173
MXN	2,171,199	USD	108,240	MS	5/6/2025	2,461
MYR	2,988,127	USD	671,519	HSBC	6/18/2025	22,187

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MYR	3,214,503	USD	728,384	HSBC	6/18/2025	$17,877
MYR	3,214,503	USD	730,220	HSBC	6/18/2025	16,040
MYR	810,696	USD	184,404	BCB	7/16/2025	4,035
MYR	3,231,006	USD	732,156	GSI	7/16/2025	18,864
NGN	330,684,807	USD	199,208	CITI	5/20/2025	5,744
NGN	139,557,708	USD	84,709	JPM	5/20/2025	1,787
NGN	390,793,685	USD	199,181	JPM	11/28/2025	20,135
NGN	362,229,012	USD	202,024	JPM	11/28/2025	1,261
USD	369,517	NGN	577,924,731	JPM	5/20/2025	11,331
USD	86,732	NGN	146,751,244	MS	11/28/2025	4,375
PEN	322,153	USD	87,570	GSI	6/18/2025	177
PHP	8,610,406	USD	151,736	DB	6/18/2025	2,473
PLN	3,700,290	EUR	855,531	CITI	6/18/2025	5,971
RON	2,803,991	EUR	561,295	BNP	5/16/2025	1,518
RON	1,380,860	EUR	276,430	SCB	5/16/2025	732
USD	111	SGD	145	BNP	5/21/2025	—
THB	21,669,976	USD	635,646	CITI	5/14/2025	13,447
THB	24,564,213	USD	726,483	GSI	5/14/2025	9,302
THB	41,737,372	USD	1,239,380	BNP	6/18/2025	14,040
THB	35,774,890	USD	1,064,704	BNP	6/18/2025	9,656
THB	41,737,371	USD	1,241,334	JPM	6/18/2025	12,087
THB	3,666,605	USD	107,433	SCB	6/18/2025	2,679
TRY	3,716,183	USD	94,040	BCB	5/27/2025	7
TRY	19,411,609	USD	425,413	GSI	5/27/2025	65,842
TRY	18,409,631	USD	422,821	GSI	5/27/2025	43,077
TRY	12,641,307	USD	318,621	GSI	5/27/2025	1,296
TRY	3,887,421	USD	98,359	MS	5/27/2025	21
USD	158,274	TRY	6,157,373	HSBC	5/27/2025	2,447
USD	126,262	TRY	4,917,360	HSBC	5/27/2025	1,817
USD	109,819	ZAR	2,008,782	BNP	5/16/2025	1,921
USD	171,664	ZAR	3,167,076	BNP	5/16/2025	1,549
USD	778,304	ZAR	14,275,544	JPM	5/16/2025	11,516
USD	143,316	ZAR	2,665,048	SSB	5/16/2025	167
ZAR	18,126,162	USD	926,752	CITI	5/16/2025	46,866
ZAR	6,070,333	USD	320,486	CITI	5/16/2025	5,573
ZAR	2,428,417	USD	130,235	CITI	5/16/2025	203
ZAR	16,906,664	USD	887,821	GSI	5/16/2025	20,294
ZAR	6,070,333	USD	321,948	GSI	5/16/2025	4,110
ZAR	4,291,723	USD	229,672	SCB	5/16/2025	851
Total unrealized appreciation						$1,903,365
BRL	3,723,952	USD	652,069	GSI	6/26/2025	(3,892)
BRL	3,440,963	USD	602,547	SSB	6/26/2025	(3,625)
USD	265,589	BRL	1,583,176	BCB	6/26/2025	(9,973)
USD	605,117	BRL	3,607,102	BCB	6/26/2025	(22,722)
USD	169,608	BRL	975,985	CITI	6/26/2025	(269)
USD	177,284	BRL	1,026,721	SSB	6/26/2025	(1,423)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
CLP	1,314,684,765	USD	1,400,769	CITI	6/18/2025	$(12,778)
USD	344,868	CLP	327,229,965	GSI	6/18/2025	(608)
USD	991,367	CLP	1,000,289,175	SCB	6/18/2025	(64,698)
CNH	10,503,508	USD	1,453,260	JPM	5/12/2025	(7,752)
CNH	149,199	USD	20,600	BCB	6/18/2025	(9)
CNH	1,923,826	USD	265,589	SCB	6/18/2025	(80)
CNH	10,251,276	USD	1,416,360	SCB	6/18/2025	(1,570)
USD	50,947	CNH	370,755	SCB	6/18/2025	(222)
USD	633,530	CNH	4,612,781	BNP	7/8/2025	(4,091)
USD	633,889	CNH	4,610,838	SCB	7/8/2025	(3,463)
USD	3,719,201	CNH	27,077,160	SCB	7/8/2025	(23,649)
COP	2,706,917,170	USD	646,351	JPM	5/6/2025	(5,835)
USD	607,541	COP	2,706,917,170	GSI	5/6/2025	(32,975)
USD	96,648	COP	411,262,208	GSI	6/18/2025	(67)
USD	575,876	COP	2,452,078,659	SCB	6/18/2025	(772)
USD	294,432	COP	1,281,110,867	SSB	6/18/2025	(6,843)
CZK	3,110,067	EUR	124,477	CITI	6/18/2025	(56)
CZK	4,127,693	EUR	165,230	CITI	6/18/2025	(101)
EUR	118,697	CZK	2,974,191	HSBC	6/18/2025	(335)
EUR	873,541	CZK	21,906,974	JPM	6/18/2025	(3,307)
EUR	852,646	CZK	21,491,916	JPM	6/18/2025	(8,179)
EUR	124,365	CZK	3,112,090	SSB	6/18/2025	(162)
EUR	155,032	CZK	3,890,549	SSB	6/18/2025	(705)
EUR	856,134	CZK	21,627,924	SSB	6/18/2025	(10,398)
EUR	98,914	HUF	40,224,289	SSB	6/18/2025	(65)
EUR	186,137	PLN	802,815	CITI	6/18/2025	(703)
EUR	955,958	RON	4,784,789	GSI	5/16/2025	(4,684)
EUR	156,650	RON	782,668	SCB	5/16/2025	(449)
EUR	135,756	RON	679,146	SCB	5/16/2025	(587)
EUR	456,038	USD	519,072	BCB	5/5/2025	(2,449)
EUR	428,775	USD	489,548	GSI	5/5/2025	(3,810)
EUR	2,845,237	USD	3,232,606	CITI	6/4/2025	(3,538)
EUR	152,120	USD	173,126	JPM	6/4/2025	(485)
USD	313,492	EUR	288,318	BCB	5/5/2025	(13,129)
USD	163,057	EUR	150,681	BNP	5/5/2025	(7,642)
USD	606,245	EUR	554,856	BNP	5/5/2025	(22,324)
USD	312,708	EUR	288,849	CITI	5/5/2025	(14,515)
USD	1,253,520	EUR	1,159,127	CITI	5/5/2025	(59,598)
USD	5,178,011	EUR	4,775,022	SCB	5/5/2025	(231,375)
USD	2,841,144	EUR	2,633,766	SCB	5/7/2025	(142,881)
HUF	100,737,752	EUR	249,602	BCB	6/18/2025	(1,975)
HUF	619,439,030	EUR	1,526,276	GSI	6/18/2025	(2,454)
HUF	368,746,656	EUR	908,807	JPM	6/18/2025	(1,720)
HUF	356,845,230	EUR	882,875	JPM	6/18/2025	(5,527)
HUF	407,870,465	EUR	1,009,851	JPM	6/18/2025	(7,151)
USD	130,039	IDR	2,188,723,791	BNP	6/18/2025	(1,979)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	157,729	IDR	2,623,183,085	GSI	6/18/2025	$(494)
USD	121,910	IDR	2,052,104,765	GSI	6/18/2025	(1,867)
USD	74,357	IDR	1,237,669,877	JPM	6/18/2025	(295)
USD	131,673	IDR	2,209,518,438	SSB	6/18/2025	(1,599)
USD	622,588	ILS	2,370,907	GSI	5/6/2025	(28,941)
USD	613,337	INR	52,320,655	SCB	5/22/2025	(4,325)
USD	1,222,258	INR	104,652,426	BCB	5/23/2025	(13,095)
USD	733,943	INR	64,192,375	CITI	6/10/2025	(22,726)
USD	731,717	INR	64,047,450	CITI	6/10/2025	(23,243)
USD	1,397,425	INR	123,018,753	CITI	6/18/2025	(51,828)
USD	431,942	INR	38,020,424	DB	6/18/2025	(15,967)
USD	73,999	INR	6,483,642	GSI	6/18/2025	(2,383)
USD	156,701	INR	13,497,259	HSBC	6/18/2025	(2,307)
USD	280,298	INR	24,585,644	JPM	6/18/2025	(9,339)
USD	175,293	INR	15,103,398	SSB	6/18/2025	(2,636)
USD	188,139	INR	16,194,464	SSB	6/18/2025	(2,644)
USD	234,477	INR	20,521,177	SSB	6/18/2025	(7,278)
JPY	161,940,572	USD	1,138,798	GSI	6/5/2025	(1,848)
USD	1,465,714	JPY	217,010,859	GSI	5/12/2025	(53,760)
KRW	68,113,577	USD	48,229	JPM	6/18/2025	(286)
USD	143,317	KRW	208,025,400	CITI	6/18/2025	(3,106)
KZT	98,728,143	USD	192,172	GSI	5/14/2025	(831)
KZT	106,793,582	USD	208,989	GSI	5/14/2025	(2,018)
KZT	98,509,247	USD	191,932	JPM	5/14/2025	(1,016)
KZT	144,401,543	USD	272,842	GSI	9/17/2025	(4,495)
KZT	181,845,190	USD	340,853	MS	9/17/2025	(2,923)
USD	306,947	KZT	166,297,775	CITI	9/17/2025	(2,090)
USD	399,257	KZT	217,176,019	CITI	9/17/2025	(4,329)
USD	626,640	MXN	13,077,940	BCB	5/6/2025	(40,151)
USD	746,199	MXN	14,685,180	CITI	5/6/2025	(2,538)
USD	711,235	MXN	14,363,259	CITI	5/6/2025	(21,089)
USD	833,774	MXN	17,413,932	CITI	5/6/2025	(54,092)
USD	1,151,474	MXN	23,762,014	CITI	5/6/2025	(60,055)
USD	668,300	MXN	13,459,256	GSI	5/6/2025	(17,933)
USD	1,013,666	MXN	20,655,136	GSI	5/6/2025	(39,455)
USD	1,987,871	MXN	40,034,822	GSI	5/6/2025	(53,341)
USD	130,533	MXN	2,611,867	HSBC	5/6/2025	(2,636)
USD	182,536	MXN	3,731,035	JPM	5/6/2025	(7,694)
USD	252,901	MXN	5,238,483	MS	5/6/2025	(14,188)
USD	214,874	MXN	4,396,845	SSB	5/6/2025	(9,304)
USD	122,208	MYR	527,024	HSBC	6/18/2025	(142)
USD	179,235	MYR	794,011	JPM	6/18/2025	(5,098)
USD	251,450	MYR	1,116,439	SCB	6/18/2025	(7,736)
NGN	107,682,216	USD	67,092	JPM	5/20/2025	(353)
NGN	108,668,118	USD	64,799	JPM	11/28/2025	(3,814)
NGN	577,924,731	USD	344,618	JPM	11/28/2025	(20,283)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
NGN	534,315,008	USD	314,303	SCB	11/28/2025	$(14,442)
USD	136,198	NGN	247,743,778	JPM	11/28/2025	(2,838)
USD	244,056	NGN	444,181,659	MS	11/28/2025	(5,222)
USD	265,606	PHP	15,050,000	BNP	6/18/2025	(3,933)
USD	863,396	PHP	50,003,317	SCB	6/18/2025	(32,143)
PLN	937,378	EUR	222,336	BNP	6/18/2025	(4,858)
PLN	2,559,780	EUR	608,948	CITI	6/18/2025	(15,305)
PLN	11,677,847	EUR	2,757,483	GSI	6/18/2025	(46,460)
PLN	555,455	EUR	131,892	JPM	6/18/2025	(3,042)
USD	673,452	SGD	883,300	CITI	5/21/2025	(3,441)
THB	1,768,311	USD	53,271	BNP	6/18/2025	(166)
THB	20,441,622	USD	618,207	GSI	6/24/2025	(4,052)
USD	362,362	THB	12,297,991	GSI	5/14/2025	(6,006)
USD	723,246	THB	24,597,586	GSI	5/14/2025	(13,539)
USD	725,067	THB	24,595,728	JPM	5/14/2025	(11,662)
USD	182,222	THB	6,233,226	MS	5/14/2025	(4,485)
USD	402,044	THB	13,543,675	BNP	6/18/2025	(4,688)
USD	112,846	THB	3,778,507	CITI	6/18/2025	(627)
USD	318,933	THB	10,859,186	CITI	6/18/2025	(7,180)
USD	93,986	THB	3,150,964	GSI	6/18/2025	(641)
USD	292,760	THB	10,014,234	GSI	6/18/2025	(7,979)
USD	7,920	THB	265,738	HSBC	6/18/2025	(60)
USD	314,592	THB	10,712,998	SCB	6/18/2025	(7,131)
USD	675,604	THB	22,613,825	BNP	6/24/2025	(3,813)
USD	105,036	THB	3,540,159	HSBC	6/24/2025	(1,326)
USD	633,236	THB	21,650,351	CITI	7/8/2025	(17,904)
USD	1,240,731	THB	42,441,070	SCB	7/8/2025	(35,695)
USD	620,703	THB	21,389,422	GSI	7/11/2025	(22,740)
TRY	4,163,594	USD	107,151	BCB	5/27/2025	(1,781)
USD	111,980	TRY	4,589,780	JPM	5/27/2025	(4,175)
USD	165,216	TRY	6,806,572	JPM	5/27/2025	(7,040)
USD	135,709	TRY	5,600,168	SCB	5/27/2025	(6,016)
USD	630,860	TWD	20,793,146	JPM	7/9/2025	(24,921)
USD	427,017	ZAR	8,378,018	CITI	5/16/2025	(22,995)
USD	484,305	ZAR	9,025,007	MS	5/16/2025	(459)
USD	949,743	ZAR	18,794,449	SCB	5/16/2025	(59,771)
ZAR	18,002,633	USD	983,626	JPM	5/16/2025	(16,643)
Total unrealized depreciation						$(1,812,349)
Total net unrealized appreciation						$91,016
For the six months ended April 30, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $180,327,736.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Credit default swap contracts ("credit default swaps")
At April 30, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 43 V.1	USD	1,558,000	1.00%	3M	6/20/2030	$58,575	$10,315	$(1,784)	$67,106

For the six months ended April 30, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $4,471,800 for buy protection.
Interest rate swap contracts ("interest rate swaps")
At April 30, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	$(25,407)	$(34,886)	$(60,293)
LCH	BRL	4,796,573	Pay	1D CETIP	10.59%	—	T/T	1/2/2026	(24,073)	(11,526)	(35,599)
LCH	BRL	2,679,778	Pay	1D CETIP	10.17%	—	T/T	1/4/2027	(30,506)	(12,258)	(42,764)
LCH	BRL	11,210,215	Pay	1D CETIP	14.55%	—	T/T	1/4/2027	20,250	745	20,995
LCH	BRL	7,349,181	Pay	1D CETIP	14.24%	—	T/T	1/3/2028	25,985	262	26,247
LCH	BRL	7,497,327	Pay	1D CETIP	14.34%	—	T/T	1/3/2028	29,798	406	30,204
LCH	BRL	2,042,008	Pay	1D CETIP	14.45%	—	T/T	1/2/2029	12,560	605	13,165
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	—	6M/6M	6/5/2030	19,523	846	20,369
LCH	CLP	95,856,111	Pay	1D CLICP	5.36%	—	6M/6M	5/2/2027	1,947	884	2,831
LCH	CLP	281,047,765	Receive	1D CLICP	5.12%	—	6M/6M	3/24/2030	(7,418)	(31)	(7,449)
LCH	CLP	463,419,109	Receive	1D CLICP	6.12%	—	6M/6M	10/24/2033	(43,202)	408	(42,794)
LCH	CNY	5,400,000	Pay	7D CNRR007	1.64%	—	3M/3M	3/3/2030	8,196	(673)	7,523
LCH	CNY	5,449,863	Pay	7D CNRR007	1.66%	—	3M/3M	3/3/2030	8,801	(661)	8,140
LCH	COP	7,192,068,030	Pay	1D IBRCOL	8.10%	5/5/2025	3M/3M	5/5/2027	(944)	—	(944)
LCH	CZK	37,700,000	Pay	6M PRIBOR	3.23%	—	1Y/6M	4/23/2030	(3,261)	(120)	(3,381)
LCH	CZK	8,315,680	Pay	6M PRIBOR	3.25%	5/2/2025	1Y/6M	5/2/2030	(218)	—	(218)
LCH	HUF	116,369,043	Pay	6M BUBOR	6.58%	—	1Y/6M	2/17/2030	9,264	(7)	9,257
LCH	HUF	34,378,608	Pay	6M BUBOR	6.48%	—	1Y/6M	12/10/2034	998	(34)	964
CME	MXN	15,558,987	Pay	28D TIIE	8.58%	—	28D/28D	12/11/2025	1,101	(458)	643
LCH	MXN	5,238,072	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/8/2025	(13,235)	(207)	(13,442)
LCH	MXN	5,238,072	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/8/2025	13,167	207	13,374
LCH	MXN	8,321,392	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/11/2025	(21,290)	(3,076)	(24,366)
LCH	MXN	8,321,392	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/11/2025	21,160	3,060	24,220
LCH	MXN	9,462,643	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/11/2025	(24,210)	(3,498)	(27,708)

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	MXN	9,462,643	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/11/2025	$24,062	$3,480	$27,542
LCH	MXN	7,199,364	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/15/2025	(18,715)	(2,266)	(20,981)
LCH	MXN	7,199,364	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/15/2025	18,615	2,269	20,884
LCH	MXN	19,274,407	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/17/2025	(50,498)	(5,562)	(56,060)
LCH	MXN	19,274,407	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/17/2025	50,233	5,568	55,801
LCH	MXN	17,082,356	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/19/2025	(45,105)	(4,481)	(49,586)
LCH	MXN	7,986,978	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/19/2025	(21,089)	(2,095)	(23,184)
LCH	MXN	8,870,529	Receive	28D TIIE	0.00% (b)	—	28D/28D	12/19/2025	23,422	2,327	25,749
LCH	MXN	17,082,356	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/19/2025	44,848	4,485	49,333
LCH	MXN	8,870,529	Pay	1D F-TIIE	0.00% (b)	—	28D/28D	12/19/2025	(23,288)	(2,330)	(25,618)
LCH	MXN	7,986,978	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/19/2025	20,969	2,098	23,067
LCH	MXN	12,389,989	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/22/2025	(33,097)	(2,766)	(35,863)
LCH	MXN	12,389,989	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/22/2025	32,927	2,765	35,692
LCH	MXN	18,284,249	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/22/2025	(48,842)	(4,082)	(52,924)
LCH	MXN	18,284,249	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/22/2025	48,591	4,081	52,672
LCH	MXN	4,500,000	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/24/2025	(12,113)	(886)	(12,999)
LCH	MXN	4,500,000	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/24/2025	12,050	886	12,936
LCH	MXN	13,245,849	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/25/2025	(35,929)	(1,739)	(37,668)
LCH	MXN	13,245,849	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/25/2025	35,727	1,739	37,466
LCH	MXN	25,805,274	Pay	28D TIIE	0.00% (b)	—	28D/28D	12/29/2025	(70,781)	(3,389)	(74,170)
LCH	MXN	25,805,274	Receive	1D F-TIIE	0.00% (b)	—	28D/28D	12/29/2025	70,426	3,388	73,814
LCH	MXN	95,360,076	Pay	1D F-TIIE	8.23%	2/26/2027	28D/28D	2/25/2028	30,026	—	30,026
LCH	MXN	21,587,983	Pay	1D F-TIIE	8.68%	—	28D/28D	2/9/2029	39,268	(218)	39,050
LCH	MXN	22,715,472	Pay	1D F-TIIE	8.36%	—	28D/28D	2/21/2029	29,377	(173)	29,204
LCH	MXN	17,082,356	Pay	1D F-TIIE	8.77%	—	28D/28D	3/9/2029	27,398	(242)	27,156
LCH	MXN	18,284,249	Pay	1D F-TIIE	9.02%	—	28D/28D	7/30/2029	39,105	(110)	38,995
LCH	MXN	25,805,274	Pay	1D F-TIIE	8.80%	—	28D/28D	9/3/2029	45,062	(172)	44,890
LCH	PLN	8,478,164	Receive	6M WIBOR	4.81%	—	6M/1Y	4/3/2027	(25,394)	1,611	(23,783)
LCH	PLN	5,184,383	Receive	6M WIBOR	4.84%	—	6M/1Y	4/4/2027	(16,153)	914	(15,239)
LCH	PLN	12,749,353	Receive	6M WIBOR	4.00%	—	6M/1Y	4/15/2027	4,585	1,878	6,463
LCH	PLN	3,238,870	Receive	6M WIBOR	4.20%	—	6M/1Y	4/10/2030	(9,611)	561	(9,050)
LCH	PLN	1,379,847	Pay	6M WIBOR	5.06%	—	1Y/6M	2/17/2035	22,053	(560)	21,493
LCH	THB	103,379,634	Receive	1D THOR	1.20%	5/4/2026	3M/3M	5/4/2027	304	—	304
Total									$187,419	$(53,033)	$134,386

(a)	Forward swap. Effective date, if any, reflects the date interest accruals will commence.
(b)	Zero coupon swap.
At April 30, 2025, the Fund had $470,262 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had interest rate swaps outstanding was $10,981,841 when the Fund paid the fixed rate and $25,531,797 when the Fund received the fixed rate.
Over-the-counter purchased option contracts ("options purchased")
At April 30, 2025, the Fund did not have any outstanding options purchased.

See Notes to Financial Statements

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

For the six months ended April 30, 2025, the average market value for the months where the Fund had options purchased outstanding was $7,880.
At April 30, 2025, the Fund had cash collateral of $50,000 and $20,000 deposited in segregated accounts for Citibank, N.A. and Morgan Stanley Capital Services LLC respectively, and cash collateral of $120,000 received from Goldman Sachs International to cover collateral requirements on over-the-counter derivatives.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$32,371,679	$—	$32,371,679
Foreign Government Securities#	—	72,485,572	—	72,485,572
Short-Term Investments	—	2,562,441	—	2,562,441
Total Investments	$—	$107,419,692	$—	$107,419,692

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$173,321	$—	$—	$173,321
Liabilities	(27,274)	—	—	(27,274)
Forward FX Contracts@
Assets	—	1,903,365	—	1,903,365
Liabilities	—	(1,812,349)	—	(1,812,349)
Swaps
Assets	—	897,575	—	897,575
Liabilities	—	(696,083)	—	(696,083)
Total	$146,047	$292,508	$—	$438,555

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
Asset-Backed Securities 1.2%
Other 1.2%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.72%, due 10/15/2034	$973,428 (a)(b)
1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	965,064 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.16%, due 10/15/2030	495,877 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	1,239,385 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 10.32%, due 7/20/2037	1,250,000 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.83%, due 4/18/2038	1,275,625 (a)(b)
Total Asset-Backed Securities (Cost $6,276,940)		6,199,379

Corporate Bonds 2.0%
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	383,200 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,287,753 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	667,986 (a)
2,338,939
Commercial Services 0.5%
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	688,026 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,115,928 (a)
510,000	3.38%, due 8/31/2027	486,430 (c)
2,290,384
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	687,427 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	508,227 (a)
Internet 0.1%
525,000	Cablevision Lightpath LLC, 3.88%, due 9/15/2027	495,456 (c)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	856,687 (a)
Media 0.0%‡
274,000	Cumulus Media New Holdings, Inc., 8.00%, due 7/1/2029	73,980 (a)
Software 0.0%‡
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	179,829 (a)
Telecommunications 0.5%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	249,593 (a)
1,310,000	Altice France SA, 5.50%, due 1/15/2028	1,084,542 (a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	550,728 (a)
525,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	483,520 (a)
2,368,383
Total Corporate Bonds (Cost $10,592,120)		9,799,312

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Loan Assignments(b) 92.3%
Aerospace & Defense 2.9%
$1,744,615	Air Comm Corp. LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 11/21/2031	$1,720,627
892,763	Amentum Government Services Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 9/29/2031	880,210
1,348,225	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 10/18/2029	1,340,365
1,238,605	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.50%), 8.18%, due 8/3/2029	1,215,381
	Dynasty Acquisition Co., Inc.
1,293,514	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 10/31/2031	1,285,507
492,011	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 10/31/2031	488,966
2,307,328	Kaman Corporation, Term Loan B, (3 mo. USD Term SOFR + 2.75%, 6 mo. USD Term SOFR + 2.75%), 7.03% – 7.07%, due 4/21/2031	2,270,664 (d)
	Peraton Corp.
1,195,932	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.17%, due 2/1/2028	1,076,554
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.18%, due 2/1/2029	176,099
1,583,692	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 9/14/2029	1,582,947
	TransDigm, Inc.
1,504,829	Term Loan J, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 2/28/2031	1,488,712
890,525	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 1/19/2032	880,595
		14,406,627
Air Freight & Logistics 0.3%
1,379,165	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 7/26/2028	1,333,762
Automobile Components 0.6%
1,710,000	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 1/28/2032	1,672,243
1,361,885	Dealer Tire Financial LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 7/2/2031	1,355,076 (e)
		3,027,319
Biotechnology 0.2%
1,045,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.46%, due 11/15/2027	1,029,179
Broadline Retail 0.5%
	Peer Holding III BV
2,467,120	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 10/28/2030	2,452,736
269,325	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 7/1/2031	267,895
		2,720,631
Building Products 0.6%
1,537,019	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.67%, due 4/12/2028	1,340,188
1,221,838	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 3/28/2031	1,200,040
677,549	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.55%, due 4/29/2029	646,470
		3,186,698
Capital Markets 4.0%
2,095,000	Apex Group Treasury LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.82%, due 2/27/2032	2,085,405
1,557,102	AqGen Island Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 8/2/2028	1,546,981
1,585,000	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 11/25/2031	1,579,389
1,547,516	Citco Funding LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.93%, due 4/27/2028	1,548,676

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Capital Markets – cont'd
$1,562,150	CPI Holdco B LLC, Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 5/19/2031	$1,549,731
	Edelman Financial Center LLC
1,385,836	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 4/7/2028	1,379,530
450,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 10/6/2028	437,062
970,256	FinCo I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 6/27/2029	966,860
1,758,405	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.28%, due 7/31/2030	1,459,476
1,645,875	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/26/2031	1,643,818
1,488,408	Harbourvest Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 4/18/2030	1,473,524 (e)
2,377,584	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.31%, due 12/15/2031	2,343,062
1,925,175	NEXUS Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 7/31/2031	1,918,495
		19,932,009
Chemicals 2.4%
997,500	AAP Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 9/9/2031	993,759
1,334,912	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.28%, due 6/12/2031	1,310,924
1,338,032	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 9.19% – 9.31%, due 5/29/2028	1,097,561 (d)
	Ineos U.S. Finance LLC
1,119,201	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 2/18/2030	1,044,774
1,406,466	First Lien Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 2/7/2031	1,297,465
1,411,463	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 11/26/2031	1,390,291 (e)
1,308,775	Nouryon Finance BV, Term Loan B1, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 4/3/2028	1,298,410
1,723,764	Olympus Water U.S. Holding Corp., Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 6/20/2031	1,700,252
712,827	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.78% – 9.82%, due 3/29/2030	635,528 (d)
1,341,138	Sparta U.S. HoldCo LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 8/2/2030	1,313,645
		12,082,609
Commercial Services & Supplies 4.3%
1,632,683	Albion Financing 3 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.29%, due 8/16/2029	1,628,601
2,181,813	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.17%, due 5/12/2028	2,178,496
	Anticimex International AB
923,963	Term Loan B1, (3 mo. USD Term SOFR + 3.15%), 7.49%, due 11/16/2028	915,416
997,500	Term Loan B6, (3 mo. USD Term SOFR + 3.40%), 7.74%, due 11/16/2028	992,822
980,125	Aramark Services, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 6/22/2030	978,488
873,000	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.67%, due 12/15/2028	833,715 (e)
911,528	Belfor Holdings, Inc., Term Loan B3, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 11/1/2030	906,971 (e)
1,444,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.28%, due 4/20/2029	1,415,830
1,354,762	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.07%, due 2/23/2029	1,211,388
1,258,471	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 9/20/2030	1,250,605
1,271,641	ERM Emerald U.S., Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 7/12/2028	1,267,407
1,404,846	Garda World Security Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.29%, due 2/1/2029	1,389,041
1,352,875	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 1/31/2031	1,342,390
1,853,521	Legence Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 12/18/2028	1,823,402
2,006,060	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 3/26/2031	1,997,033
997,500	Service Logic Acquisition, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%, 3 mo. USD Term SOFR + 3.00%), 7.28% – 7.32%, due 10/29/2027	993,141 (d)
		21,124,746

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Communications Equipment 0.3%
$1,272,375	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 7/2/2029	$1,236,596
Conglomerate 0.0%‡
97,835	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.28%, due 10/31/2027	37,300
Construction & Engineering 0.8%
1,196,897	Archkey Solutions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.03%, due 11/1/2031	1,190,912
1,164,775	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.80%, due 2/15/2031	1,106,723
1,815,000	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 2/18/2032	1,794,200
		4,091,835
Construction Materials 0.9%
997,500	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.32%, due 12/14/2027	992,203
2,770,000	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 2/10/2032	2,712,080
807,845	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.82%, due 7/31/2031	760,586
		4,464,869
Consumer Staples Distribution & Retail 0.4%
1,418,182	Cardenas Markets, Inc., Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.15%, due 8/1/2029	1,267,897
647,500	Northeast Grocery, Inc., Term Loan B, (3 mo. USD Term SOFR + 7.50%), 11.82%, due 12/13/2028	644,800
		1,912,697
Containers & Packaging 3.4%
1,558,225	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 6/11/2031	1,517,976
1,334,913	Anchor Packaging, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.58%, due 7/18/2029	1,330,908
1,781,061	Berlin Packaging LLC, Term Loan B7, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 7.80% – 7.82%, due 6/7/2031	1,767,204 (d)
	Clydesdale Acquisition Holdings, Inc.
1,263	Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.48%, due 4/1/2032	1,252
2,407,904	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 4/1/2032	2,386,546
1,331,663	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.56%, due 11/4/2031	1,272,989
741,199	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.13%, due 6/28/2028	694,941
1,411,325	Klockner-Pentaplast of America, Inc., Term Loan B, (6 mo. USD Term SOFR + 4.73%), 9.23%, due 2/12/2026	1,261,018
1,276,970	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 4/15/2027	1,256,219
123,086	Mold-Rite Plastics LLC, Term Loan, (1 mo. USD Term SOFR + 1.50%), 5.91%, due 10/4/2028	103,084
953,172	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 8/12/2028	949,007
1,316,700	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 4/21/2031	1,307,101
1,059,675	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 4/14/2031	1,040,474
2,030,664	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 9/15/2028	1,960,972
		16,849,691
Distributors 0.2%
	S&S Holdings LLC
1,047,527	Term Loan, (1 mo. USD Term SOFR + 5.00%), 9.42%, due 3/11/2028	1,019,286
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 13.17%, due 3/9/2029	207,000
		1,226,286
Diversified Consumer Services 1.5%
	Ascend Learning LLC
1,740,637	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 12/11/2028	1,718,253
449,040	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 10.17%, due 12/10/2029	439,920

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Consumer Services – cont'd
$1,771,100	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 10/16/2031	$1,763,962
1,595,000	Fugue Finance BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.50%, due 1/9/2032	1,591,012
1,756,258	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 1/30/2031	1,730,108
		7,243,255
Diversified Telecommunication Services 4.4%
1,620,457	Altice Financing SA, First Lien Term Loan, (3 mo. USD LIBOR + 1.75%), 9.25%, due 1/31/2026	1,498,923 (e)
936,158	Altice France SA, Term Loan B14, (3 mo. USD Term SOFR), due 8/15/2028	840,670 (f)(g)
484,976	Cablevision Lightpath LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 11/30/2027	483,158
1,488,373	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 12/17/2029	1,459,067
1,461,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.94%, due 10/2/2027	1,444,648
	CSC Holdings LLC
1,541,991	Term Loan B5, (3 mo. USD LIBOR + 1.50%), 9.00%, due 4/15/2027	1,483,103
1,678,571	Term Loan B6, (1 mo. USD Term SOFR + 4.50%), 8.82%, due 1/18/2028	1,631,470
2,180,000	Level 3 Financing, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/27/2032	2,172,370 (f)(g)
	Lumen Technologies, Inc.
533,565	Term Loan A, (1 mo. USD Term SOFR + 6.00%), 10.32%, due 6/1/2028	530,897
1,281,188	Term Loan B1, (1 mo. USD Term SOFR + 2.35%), 6.79%, due 4/15/2029	1,222,740
1,853,591	Term Loan B2, (1 mo. USD Term SOFR + 2.35%), 6.79%, due 4/15/2030	1,763,229 (f)(g)
937,602	Numericable Group SA, Term Loan B11, (6 mo. USD Term SOFR), due 7/31/2025	814,373 (f)(g)
513,564	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.69%, due 9/25/2026	449,369
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 2/15/2032	1,509,679
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 7.32%, due 12/7/2026	180,263
1,120,000	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 9.17%, due 10/1/2031	1,111,600 (e)
	Zayo Group Holdings, Inc.
1,607,253	Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 3/9/2027	1,497,959 (f)(g)
2,025,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.44%, due 3/9/2027	1,879,728
		21,973,246
Electric Utilities 1.3%
1,577,075	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 9/30/2031	1,575,955
1,560,000	Cogentrix Finance Holdco I LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 2/26/2032	1,557,660
1,565,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	1,564,671 (f)(g)
1,558,225	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 10/3/2031	1,556,932
		6,255,218
Electrical Equipment 0.7%
1,920,000	Arcline FM Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 6/24/2030	1,912,800
1,806,350	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 1/27/2031	1,787,835
		3,700,635
Electronic Equipment, Instruments & Components 0.7%
2,109,481	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.67%, due 11/3/2028	2,080,750
1,221,034	Ingram Micro, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 9/22/2031	1,219,508
		3,300,258
Energy Equipment & Services 0.2%
995,000	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 10.30%, due 5/2/2030	977,587

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Entertainment 1.4%
$1,800,488	Creative Artists Agency LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 10/1/2031	$1,789,559
	Delta 2 (LUX) SARL
750,000	Term Loan B2, (3 mo. USD Term SOFR), due 9/30/2031	745,785 (f)(g)
1,500,000	Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 6.30%, due 9/30/2031	1,491,570
1,227,264	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.06%, due 11/6/2028	1,230,332
1,535,000	International Entertainment JJCo 3 Ltd., Term Loan B, (1 mo. USD Term SOFR), due 4/2/2032	1,531,162 (e)(f)(g)
		6,788,408
Financial Services 1.0%
1,436,400	FrontDoor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 12/19/2031	1,425,627 (e)
1,805,000	GEN II Fund Services LLC, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.97%, due 11/26/2031	1,795,975
1,513,391	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.19%, due 12/1/2028	1,505,189
		4,726,791
Food Products 1.5%
2,205,000	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 3/15/2032	2,191,219 (e)
1,561,032	Nomad Foods U.S. LLC, Term Loan B5, (6 mo. USD Term SOFR + 2.50%), 6.54%, due 11/12/2029	1,557,129 (e)
1,398,103	Sauer Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 2/4/2032	1,391,546
1,000,000	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 3/12/2029	992,500
1,530,000	UTZ Quality Foods LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 1/29/2032	1,519,290
		7,651,684
Gas Utilities 0.7%
2,019,661	CQP Holdco LP, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.30%, due 12/31/2030	2,007,725
1,545,000	Natgasoline LLC, Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.80%, due 3/29/2030	1,504,444
		3,512,169
Ground Transportation 0.4%
1,801,834	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 1/25/2029	1,764,302
Health Care Equipment & Supplies 1.8%
1,523,507	Auris Luxembourg III SARL, Term Loan B4, (3 mo. USD Term SOFR + 3.75%, 6 mo. USD Term SOFR + 3.75%), 7.88% – 8.05%, due 2/28/2029	1,503,198 (d)
	Bausch & Lomb Corp.
1,161,046	Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.67%, due 5/10/2027	1,146,069
788,965	Term Loan, (1 mo. USD Term SOFR + 4.00%), 8.32%, due 9/29/2028	780,421
761,567	CHG Healthcare Services Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.00%), 7.30% – 7.31%, due 9/29/2028	758,712 (d)
2,390,720	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 10/23/2028	2,373,029
990,025	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 12/31/2028	983,837
1,356,600	Viant Medical Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.32%, due 10/29/2031	1,353,778
		8,899,044
Health Care Providers & Services 5.2%
802,302	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.81%, due 12/23/2027	764,193
1,544,322	Agiliti Health, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%, 6 mo. USD Term SOFR + 3.00%), 7.22% – 7.30%, due 5/1/2030	1,486,410 (d)
	Aveanna Healthcare LLC
995,888	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.16%, due 7/17/2028	974,606
694,547	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 11.46%, due 12/10/2029	653,451
1,775,000	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 11/8/2032	1,764,403

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Health Care Providers & Services – cont'd
$1,391,513	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 7/26/2031	$1,377,597 (e)
	Hanger, Inc.
1,408,631	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 10/23/2031	1,404,109
27,205	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 10/23/2031	27,118
1,205,000	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR), due 4/28/2028	1,190,239 (f)(g)
894,295	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.88%, due 11/1/2028	534,341
	National Mentor Holdings, Inc.
902,962	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.17%, due 3/2/2028	859,132 (d)
28,758	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	27,362
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.65%, due 3/2/2029	387,450
1,575,004	Outcomes Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 5/6/2031	1,564,830
1,915,537	Phoenix Guarantor, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 2/21/2031	1,900,366
2,086,000	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 11/19/2031	2,062,157
701,488	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 12/3/2031	699,299
118,613	Sound Inpatient Physicians, Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.31%, due 6/28/2029	83,326
2,025,000	Southern Veterinary Partners LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.53%, due 12/4/2031	2,017,163
957,656	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	924,741
1,615,762	Summit Behavioral Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.55%, due 11/24/2028	1,260,294
774,168	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.53%, due 3/2/2027	751,624
	Team Services Group
1,266,825	Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.53%, due 12/20/2027	1,224,868
465,690	Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.54%, due 12/20/2027	447,761
75,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 9.00%), 13.54%, due 12/18/2028	73,875 (e)
1,576,050	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 8.00%, due 7/18/2031	1,532,709
		25,993,424
Health Care Technology 2.3%
2,412,145	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 2/15/2029	2,388,410
	Cotiviti Corp.
2,282,169	Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 5/1/2031	2,230,820
365,000	Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.08%, due 3/26/2032	356,331
1,811,725	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.28%, due 8/1/2029	1,808,898
1,532,095	Imprivata, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.78%, due 12/1/2027	1,533,244
712,204	Waystar Technologies, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 10/22/2029	708,643 (e)
2,229,413	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 11/26/2031	2,180,299
		11,206,645
Hotels, Restaurants & Leisure 3.9%
1,879,671	Allwyn Entertainment Financing U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.23%, due 6/2/2031	1,848,337 (f)(g)
	Alterra Mountain Co.
1,101,099	Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 8/17/2028	1,099,723 (e)
656,717	Term Loan B7, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 5/31/2030	656,717 (e)
1,504,800	Caesars Entertainment, Inc., Term Loan B1, (3 mo. USD Term SOFR + 2.25%), 6.56%, due 2/6/2031	1,478,782

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Hotels, Restaurants & Leisure – cont'd
$1,515,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	$1,502,380
1,680,788	GBT US III LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 7/28/2031	1,662,820
1,296,900	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 5/28/2030	1,277,447 (e)
1,425,943	GVC Holdings (Gibraltar) Ltd., Term Loan B3, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 10/31/2029	1,423,561
1,260,000	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.32%, due 1/28/2032	1,248,975
1,561,078	LC AHAB U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 5/1/2031	1,514,245
1,336,650	Life Time Fitness, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 11/5/2031	1,326,959
1,039,775	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 6/30/2031	1,033,276
826,522	RHP Hotel Properties LP, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 5/18/2030	818,778
1,626,925	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.28%, due 4/4/2029	1,610,883
816,800	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 12/4/2031	804,548 (e)
		19,307,431
Household Durables 0.8%
2,458,838	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 1/20/2032	2,389,695
1,633,336	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.69%, due 10/30/2027	1,529,211
		3,918,906
Independent Power & Renewable Electricity Producers 1.5%
882,386	Carroll County Energy LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 6/30/2031	883,268
871,629	Compass Power Generation LLC, Term Loan B3, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 4/14/2029	872,989
1,093,401	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 4/3/2028	1,076,093
1,410,098	Edgewater Generation LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 8/1/2030	1,405,980
1,298,700	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 5/22/2031	1,301,025
905,413	Oregon Clean Energy LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 7/12/2030	904,471
879,197	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.82%, due 5/17/2030	875,047
		7,318,873
Insurance 3.3%
2,598,488	Acrisure LLC, First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 11/6/2030	2,564,395
2,024,825	Alliant Holdings Intermediate LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 9/19/2031	2,009,214
2,012,350	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 1/30/2032	2,000,719
1,963,857	Bella Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 5/10/2028	1,954,588
1,708,238	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 6/13/2031	1,698,774
2,053,778	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.40%, due 10/1/2027	1,905,844
1,957,824	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.77%, due 6/20/2030	1,943,924
1,057,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 5/6/2031	1,044,526
1,122,985	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 9/29/2030	1,114,562
		16,236,546
IT Services 1.7%
1,689,704	Ahead DB Holdings LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 2/3/2031	1,675,713
841,409	Endure Digital, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.94%, due 2/10/2028	462,775
1,159,175	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 6/27/2031	1,133,094 (e)
215,043	GTT Communications, Inc., Term Loan, (6 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	167,733

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

IT Services – cont'd
	Rackspace Finance LLC
$492,028	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.19%, due 5/15/2028	$197,426
329,992	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.69%, due 5/15/2028	326,349
388,490	Redstone Holdco 2 LP, Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.29%, due 4/27/2028	206,288
2,363,325	Sedgwick Claims Management Services, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.31%, due 7/31/2031	2,350,043
1,809,215	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.58%, due 3/1/2030	1,800,169 (e)
		8,319,590
Life Sciences Tools & Services 0.3%
1,684,703	Parexel International Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 11/15/2028	1,673,550
Machinery 3.2%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.17%, due 3/3/2028	195,000
1,675,000	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 1/27/2032	1,646,391
1,669,372	Chart Industries, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.79%, due 3/15/2030	1,657,904
1,620,000	Crown Equipment Corp., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.54%, due 10/10/2031	1,609,195
	EMRLD Borrower LP
666,100	Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.93%, due 5/31/2030	657,527
1,124,350	Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 8/4/2031	1,109,599
	Engineered Machinery Holdings, Inc.
1,229,185	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.31%, due 5/19/2028	1,224,576
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	549,576
1,794,184	Illuminate Buyer LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 12/31/2029	1,789,142
1,568,336	LSF11 Trinity Bidco, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 6/14/2030	1,550,692
1,525,000	Madison IAQ LLC, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.76%, due 6/21/2028	1,509,186
1,306,265	TK Elevator Midco GmbH, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.24%, due 4/30/2030	1,299,734
846,563	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.44%, due 10/12/2028	834,922
		15,633,444
Media 2.1%
2,055,000	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 2/13/2032	2,006,194
2,093,500	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 12/15/2031	2,085,126
1,132,853	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.90%, due 6/18/2029	1,068,427 (f)(g)
1,096,562	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.56%, due 11/12/2027	1,091,770
692,511	McGraw-Hill Global Education Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 8/6/2031	690,164
1,460,837	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 4/11/2029	1,285,638
2,094,750	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 11/21/2031	2,091,692
		10,319,011
Metals & Mining 1.4%
1,280,605	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 8/19/2030	1,260,436
1,560,000	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 2/14/2032	1,555,616
1,527,551	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.64%, due 4/23/2029	1,363,217
1,685,210	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.28%, due 1/31/2029	1,667,970

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Metals & Mining – cont'd
$1,101,750	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.29%, due 3/1/2030	$1,085,224 (e)
		6,932,463
Mortgage Real Estate Investment Trusts 0.6%
	Blackstone Mortgage Trust, Inc.
718,200	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 12/11/2028	716,405 (e)
491,212	Term Loan B4, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 5/9/2029	487,528
1,596,529	Starwood Property Trust, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 11/18/2027	1,592,537 (e)
		2,796,470
Oil, Gas & Consumable Fuels 5.6%
1,280,000	AL GCX Fund VIII Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 1/30/2032	1,263,462
1,263,673	AL GCX Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 5/17/2029	1,252,616
1,769,106	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.78%, due 4/13/2028	1,763,586
1,514,316	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 10/31/2028	1,509,394
1,077,385	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 2/11/2030	1,074,153
1,496,242	CPPIB Capital, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 8/20/2031	1,484,392
1,340,000	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 4/1/2030	1,329,950 (e)
1,169,001	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.52%, due 12/21/2028	1,149,128
1,788,710	GIP Pilot Acquisition Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 6.28%, due 10/4/2030	1,773,059
1,379,070	ITT Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 10/11/2030	1,367,003
1,600,000	M6 ETX Holdings II Midco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 4/1/2032	1,588,496
1,491,129	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.79%, due 10/30/2028	1,064,994
1,346,400	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 2/3/2031	1,271,513
1,201,988	NGP XI Midstream Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.80%, due 7/25/2031	1,183,958
2,317,773	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 10/5/2028	2,292,069
1,188,941	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 8/1/2029	1,169,026
2,119,688	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 9/18/2031	2,091,199
1,907,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.28%, due 2/16/2028	1,897,865 (e)
1,338,275	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.31%, due 5/10/2029	1,306,772
		27,832,635
Paper & Forest Products 0.1%
648,500	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.31%, due 2/4/2028	641,205
Passenger Airlines 0.6%
1,203,147	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.52%, due 4/20/2028	1,176,076
1,600,000	Vista Management Holding, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 4/1/2031	1,591,328
		2,767,404
Personal Care Products 0.5%
2,720,000	Opal Bidco SAS, Term Loan B, (1 mo. USD Term SOFR), due 3/31/2032	2,694,514 (f)(g)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Pharmaceuticals 0.5%
$2,450,000	Bausch Health Cos, Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 10.57%, due 10/8/2030	$2,307,091
Professional Services 3.4%
1,208,933	AAL Delaware Holdco, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 7/30/2031	1,205,161
1,243,667	Amspec Parent LLC, Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.55%, due 12/22/2031	1,240,558 (e)
1,345,000	Berkeley Research Group LLC, Term Loan B, (1 mo. USD Term SOFR), due 3/17/2032	1,326,089 (f)(g)
1,299,248	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 3/31/2032	1,296,000 (e)
988,764	Corporation Service Co., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 11/2/2029	978,056
1,142,553	Deerfield Dakota Holding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 4/9/2027	1,079,838
1,555,372	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.32%, due 2/28/2031	1,549,212
1,358,725	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 7/6/2029	1,350,655
2,570,000	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 3/24/2032	2,533,583
1,581,038	First Advantage Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 10/31/2031	1,567,694
1,383,969	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 9/27/2030	1,348,221
1,594,663	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.82%, due 11/14/2030	1,589,081
		17,064,148
Real Estate Management & Development 0.7%
1,701,875	Cushman & Wakefield U.S. Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 1/31/2030	1,700,462
1,704,169	Greystar Real Estate Partners LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.03%, due 8/21/2030	1,691,388 (e)
		3,391,850
Software 11.1%
	Applied Systems, Inc.
848,598	First Lien Term Loan, (3 mo. USD Term SOFR + 2.75%), 7.05%, due 2/24/2031	846,239
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.80%, due 2/23/2032	510,470
1,780,000	Avalara, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 3/26/2032	1,768,323
1,565,000	Bending Spoons U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.54%, due 3/7/2031	1,559,131
478,245	Cast & Crew Payroll LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.07%, due 12/29/2028	456,939
1,745,625	CCC Intelligent Solutions, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 1/23/2032	1,741,261
1,307,098	Central Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 7/6/2029	1,086,173
1,540,000	Clearwater Analytics LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.52%, due 4/21/2032	1,532,300 (e)
	Cloudera, Inc.
883,491	Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.17%, due 10/8/2028	867,482
995,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 10.42%, due 10/8/2029	931,987
1,840,483	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.06%, due 9/29/2028	1,834,354
1,393,009	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.52%, due 2/10/2028	1,267,986
	Darktrace PLC
1,410,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.46%, due 10/9/2031	1,399,820
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.46%, due 10/9/2032	446,500
	Ellucian Holdings, Inc.
1,267,615	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 10/9/2029	1,261,048
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.07%, due 11/22/2032	469,412
1,557,175	Epicor Software Corp., Term Loan E, (1 mo. USD Term SOFR + 2.75%), 7.07%, due 5/30/2031	1,548,330
1,574,779	Flexera Software LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.30%, due 3/3/2028	1,564,653
769,778	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.29%, due 8/31/2028	691,515

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Software – cont'd
$2,548,613	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 1/30/2032	$2,510,919
1,610,000	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.50%), 7.78%, due 9/1/2031	1,610,000 (e)
	Instructure Holdings, Inc.
1,580,000	Term Loan, (3 mo. USD Term SOFR + 3.00%), 7.32%, due 11/13/2031	1,569,635
450,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.32%, due 11/12/2032	442,548
691,283	Ivanti Software, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.79%, due 12/1/2027	514,515
	Javelin Buyer, Inc.
1,115,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 7.56%, due 12/5/2031	1,110,473
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.56%, due 12/6/2032	219,938 (e)
	Kaseya, Inc.
2,165,000	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 3/20/2032	2,147,983
540,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.00%), 9.32%, due 3/18/2033	526,727
	Maverick Bidco, Inc.
1,573,380	Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.18%, due 5/18/2028	1,552,738
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.18%, due 5/18/2029	240,100
1,813,940	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 3/1/2029	1,698,301
	MH Sub I LLC
1,484,270	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 5/3/2028	1,402,635
465,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.57%, due 2/23/2029	411,525
1,429,134	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 12/31/2031	1,249,220
1,429,987	OceanKey (U.S.) II Corp., Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.92%, due 12/15/2028	1,416,045
470,000	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR), due 11/22/2032	449,437 (f)(g)
1,090,938	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.63%, due 7/20/2029	938,752
2,473,753	Proofpoint, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 8/31/2028	2,457,674
2,135,000	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.05%, due 4/24/2028	2,128,766
195,461	Riverbed Technology, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 7/1/2028	104,376
934,409	SS&C Technologies, Inc., Term Loan B8, (1 mo. USD Term SOFR + 2.00%), 6.32%, due 5/9/2031	932,755
1,880,069	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.93%, due 3/5/2027	1,877,136
2,173,575	UKG, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 7.32%, due 2/10/2031	2,164,989
	Vision Solutions, Inc.
1,438,861	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.54%, due 4/24/2028	1,334,544 (f)(g)
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.79%, due 4/23/2029	764,810
1,542,260	VS Buyer LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.75%), 7.02%, due 4/12/2031	1,533,592
		55,094,056
Specialty Retail 1.0%
2,732,500	Great Outdoors Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.57%, due 1/23/2032	2,666,237
211,788	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.95%, due 12/14/2026	209,670 (e)
1,459,993	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.81%, due 3/3/2028	1,269,917 (f)(g)
724,496	Tailored Brands, Inc., Term Loan, (3 mo. USD Term SOFR + 6.50%), 10.79%, due 2/26/2029	712,419
		4,858,243
Trading Companies & Distributors 3.8%
1,848,300	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.65%, due 3/3/2031	1,822,886
1,918,250	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 12/11/2030	1,895,480
1,727,550	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 8.42%, due 3/25/2031	1,659,536
	Fluid-Flow Products, Inc.
1,093,871	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.55%, due 3/31/2028	1,086,488

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Trading Companies & Distributors – cont'd
$550,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 11.31%, due 3/30/2029	$528,000
1,791,900	Foundation Building Materials Holding Co. LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 8.28% – 8.32%, due 1/29/2031	1,646,631 (d)
1,521,873	GYP Holdings III Corp., Term Loan, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 5/12/2030	1,506,655 (e)
1,338,275	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 6/9/2031	1,325,307
1,615,622	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.53%, due 2/26/2029	1,591,889
2,015,000	QXO, Inc., Term Loan B, (1 mo. USD Term SOFR), due 4/23/2032	2,012,481 (f)(g)
1,866,822	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 11/30/2030	1,848,452
2,019,938	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 7.57%, due 10/19/2029	1,965,298
		18,889,103
Transportation Infrastructure 1.1%
	Brown Group Holding LLC
781,867	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.78% – 6.82%, due 7/1/2031	773,156 (d)
1,003,160	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 7/1/2031	992,005
2,847,863	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.82%, due 9/23/2031	2,809,730
1,106,913	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.03%, due 4/4/2031	1,084,775
		5,659,666
Water Utilities 0.2%
1,043,428	Waterbridge Midstream Operating LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 6/27/2029	991,977

Total Loan Assignments (Cost $464,857,055)		457,303,696
Number of Shares

Common Stocks 0.2%
Commercial Services 0.1%
45,996	Envision Healthcare Corp.	545,053 *
170,703	Sound Physicians Holdings LLC Class A(h)	0 *#(e)(i)
7,642	Sound Physicians Holdings LLC Class A2(h)	0 *#(e)(i)
		545,053
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	536,380 *#(e)(i)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

IT Services 0.0%‡
$4,020	Riverbed Technology, Inc.	$40 *(e)
Total Common Stocks (Cost $1,029,077)		1,081,473
Short-Term Investments 4.3%
Investment Companies 4.3%
21,536,659	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(j) (Cost $21,536,659)	21,536,659
Total Investments 100.0% (Cost $504,291,851)		495,920,519
Liabilities Less Other Assets (0.0)%‡		(221,694)(k)
Net Assets 100.0%		$495,698,825

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $15,016,805, which represents 3.0% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $981,886, which represents 0.2% of net assets of the Fund.

(d)	The stated interest rates represent the range of rates at April 30, 2025 of the underlying contracts within the Loan Assignment.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	All or a portion of this security had not settled as of April 30, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(h)	Security represented in Units.
(i)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $536,380, which represents 0.1% of net assets of the Fund.

(j)	Represents 7-day effective yield as of April 30, 2025.
(k)	As of April 30, 2025, the value of unfunded loan commitments was $1,458,582 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $536,380, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2025	Fair Value Percentage of Net Assets as of 4/30/2025
Brock Holdings III, Inc.	1/22/2024	$536,582	$536,380	0.1%
Sound Physicians Holdings LLC Class A	5/31/2024	—	—	0.0%
Sound Physicians Holdings LLC Class A2	5/31/2024	—	—	0.0%
Total		$536,582	$536,380	0.1%

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$422,137,388	85.2%
Luxembourg	10,801,542	2.2%
United Kingdom	8,331,672	1.7%
Netherlands	6,446,036	1.3%
Cayman Islands	6,264,119	1.3%
Canada	5,446,090	1.1%
Sweden	3,518,238	0.7%
Germany	2,791,949	0.6%
France	2,739,585	0.5%
Hong Kong	1,591,012	0.3%
Denmark	1,503,198	0.3%
Jersey	1,275,625	0.2%
Spain	1,029,179	0.2%
Finland	508,227	0.1%
Short-Term Investments and Other Liabilities—Net	21,314,965	4.3%
	$495,698,825	100.0%

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$6,199,379	$—	$6,199,379
Corporate Bonds#	—	9,799,312	—	9,799,312
Loan Assignments
Automobile Components	—	1,672,243	1,355,076	3,027,319
Capital Markets	—	18,458,485	1,473,524	19,932,009
Chemicals	—	10,692,318	1,390,291	12,082,609
Commercial Services & Supplies	—	19,384,060	1,740,686	21,124,746
Diversified Telecommunication Services	—	19,362,723	2,610,523	21,973,246
Entertainment	—	5,257,246	1,531,162	6,788,408
Financial Services	—	3,301,164	1,425,627	4,726,791
Food Products	—	3,903,336	3,748,348	7,651,684
Health Care Providers & Services	—	24,541,952	1,451,472	25,993,424
Health Care Technology	—	10,498,002	708,643	11,206,645
Hotels, Restaurants & Leisure	—	15,468,996	3,838,435	19,307,431
IT Services	—	5,386,327	2,933,263	8,319,590
Metals & Mining	—	5,847,239	1,085,224	6,932,463
Mortgage Real Estate Investment Trusts	—	487,528	2,308,942	2,796,470
Oil, Gas & Consumable Fuels	—	24,604,820	3,227,815	27,832,635
Professional Services	—	14,527,590	2,536,558	17,064,148
Real Estate Management & Development	—	1,700,462	1,691,388	3,391,850
Software	—	51,731,818	3,362,238	55,094,056
Specialty Retail	—	4,648,573	209,670	4,858,243
Trading Companies & Distributors	—	17,382,448	1,506,655	18,889,103
Other Loan Assignments#	—	158,310,826	—	158,310,826
Total Loan Assignments	—	417,168,156	40,135,540	457,303,696
Common Stocks
Commercial Services	—	545,053	—	545,053
Energy Equipment & Services	—	—	536,380	536,380
IT Services	—	—	40	40
Total Common Stocks	—	545,053	536,420	1,081,473
Short-Term Investments	—	21,536,659	—	21,536,659
Total Investments	$—	$455,248,559	$40,671,960	$495,920,519

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Loan Assignments(1)(2)	$15,572	$30	$(30)	$(240)	$25,427	$(6,178)	$12,519	$(6,965)	$40,135	$(243)
Common Stocks(1)(3)	537	—	—	—	—	—	—	—	537	—
Total	$16,109	$30	$(30)	$(240)	$25,427	$(6,178)	$12,519	$(6,965)	$40,672	$(243)
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(3) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$536,380	Market Approach	Transaction Price	$12.06	$12.06	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
Asset-Backed Securities 0.9%
Other 0.9%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/20/2038	$965,064 (a)(b)
1,500,000	Ballyrock CLO Ltd., Series 2020-2A, Class CR, (3 mo. USD Term SOFR + 3.21%), 7.48%, due 10/20/2031	1,502,070 (a)(b)
500,000	Oaktree CLO Ltd., Series 2024-25A, Class E, (3 mo. USD Term SOFR + 6.59%), 10.86%, due 4/20/2037	497,500 (a)(b)
1,400,000	Symphony CLO 42 Ltd., Series 2024-42A, Class E, (3 mo. USD Term SOFR + 6.75%), 11.03%, due 4/17/2037	1,359,966 (a)(b)
1,000,000	Symphony CLO 44 Ltd., Series 2024-44A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.44%, due 7/14/2037	965,677 (a)(b)
Total Asset-Backed Securities (Cost $5,401,450)		5,290,277

Corporate Bonds 93.3%
Advertising 0.6%
Clear Channel Outdoor Holdings, Inc.
630,000	5.13%, due 8/15/2027	612,541 (a)
665,000	9.00%, due 9/15/2028	688,311 (a)
885,000	7.88%, due 4/1/2030	885,396 (a)
725,000	CMG Media Corp., 8.88%, due 6/18/2029	634,375 (a)
830,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	738,700 (a)
3,559,323
Aerospace & Defense 2.2%
865,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	885,487 (a)
Bombardier, Inc.
740,000	6.00%, due 2/15/2028	731,790 (a)
650,000	8.75%, due 11/15/2030	696,482 (a)
1,100,000	7.25%, due 7/1/2031	1,126,240 (a)
275,000	7.00%, due 6/1/2032	278,226 (a)
2,095,000	Goat Holdco LLC, 6.75%, due 2/1/2032	2,047,862 (a)
TransDigm, Inc.
535,000	5.50%, due 11/15/2027	532,453
2,825,000	6.75%, due 8/15/2028	2,881,766 (a)
1,115,000	6.38%, due 3/1/2029	1,135,864 (a)
1,775,000	6.88%, due 12/15/2030	1,828,877 (a)
1,380,000	6.63%, due 3/1/2032	1,413,609 (a)
13,558,656
Airlines 1.0%
4,440,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	4,306,370 (a)
950,000	United Airlines, Inc., 4.63%, due 4/15/2029	892,343 (a)
1,090,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, due 2/1/2030	941,069 (a)
6,139,782
Auto Manufacturers 0.2%
290,000	Nissan Motor Acceptance Co. LLC, 7.05%, due 9/15/2028	296,487 (a)
965,000	Nissan Motor Co. Ltd., 4.81%, due 9/17/2030	891,733 (a)
1,188,220

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Auto Parts & Equipment 1.6%
Adient Global Holdings Ltd.
$205,000	8.25%, due 4/15/2031	$202,939 (a)
255,000	7.50%, due 2/15/2033	241,633 (a)
600,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 2/15/2030	610,380 (a)
1,050,000	Dornoch Debt Merger Sub, Inc., 6.63%, due 10/15/2029	725,631 (a)
Goodyear Tire & Rubber Co.
1,140,000	5.00%, due 7/15/2029	1,084,319
1,605,000	5.25%, due 7/15/2031	1,495,175
350,000	5.63%, due 4/30/2033	323,322
IHO Verwaltungs GmbH
755,000	6.38% Cash/7.13% PIK, due 5/15/2029	731,174 (a)(c)
1,300,000	7.75%, due 11/15/2030	1,269,150 (a)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	110,126 (a)(c)
ZF North America Capital, Inc.
580,000	6.88%, due 4/14/2028	553,800 (a)
715,000	6.75%, due 4/23/2030	652,486 (a)
1,585,000	6.88%, due 4/23/2032	1,391,124 (a)
9,391,259
Banks 0.4%
495,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	491,283 (a)
1,755,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,785,116 (a)
2,276,399
Building Materials 3.0%
Builders FirstSource, Inc.
395,000	5.00%, due 3/1/2030	378,985 (a)
1,110,000	6.38%, due 3/1/2034	1,101,713 (a)
445,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	385,909 (a)
Cornerstone Building Brands, Inc.
505,000	6.13%, due 1/15/2029	338,738 (a)
720,000	9.50%, due 8/15/2029	626,411 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,335,000	6.63%, due 12/15/2030	1,353,835 (a)
775,000	6.75%, due 7/15/2031	790,311 (a)
Jeld-Wen, Inc.
1,555,000	4.88%, due 12/15/2027	1,436,272 (a)
1,050,000	7.00%, due 9/1/2032	922,152 (a)
1,465,000	Knife River Corp., 7.75%, due 5/1/2031	1,532,415 (a)
1,025,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,027,486 (a)
370,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	370,266 (a)
935,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	842,595 (a)
955,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, due 4/15/2030	869,054 (a)
Quikrete Holdings, Inc.
3,245,000	6.38%, due 3/1/2032	3,263,288 (a)
1,285,000	6.75%, due 3/1/2033	1,289,807 (a)
1,080,000	Standard Building Solutions, Inc., 6.50%, due 8/15/2032	1,093,450 (a)
870,000	Standard Industries, Inc., 4.38%, due 7/15/2030	811,374 (a)
18,434,061

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Chemicals 3.8%
Ashland, Inc.
$717,000	3.38%, due 9/1/2031	$622,112 (a)
595,000	6.88%, due 5/15/2043	616,796
Avient Corp.
1,700,000	7.13%, due 8/1/2030	1,733,317 (a)
515,000	6.25%, due 11/1/2031	509,495 (a)
1,165,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	1,206,322 (a)
Celanese U.S. Holdings LLC
635,000	6.60%, due 11/15/2028	641,949 (d)
1,060,000	6.50%, due 4/15/2030	1,035,754
650,000	6.80%, due 11/15/2030	649,773 (d)
300,000	6.63%, due 7/15/2032	294,943 (d)
2,015,000	6.75%, due 4/15/2033	1,891,449
290,000	6.95%, due 11/15/2033	290,563 (d)
805,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	725,689 (a)
1,300,000	INEOS Finance PLC, 6.75%, due 5/15/2028	1,269,223 (a)
NOVA Chemicals Corp.
920,000	5.25%, due 6/1/2027	909,450 (a)
830,000	8.50%, due 11/15/2028	874,757 (a)
Olympus Water U.S. Holding Corp.
740,000	7.13%, due 10/1/2027	741,908 (a)
1,025,000	9.75%, due 11/15/2028	1,068,007 (a)
1,250,000	6.25%, due 10/1/2029	1,148,139 (a)
365,000	7.25%, due 6/15/2031	365,000 (a)
640,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	621,618 (a)
1,455,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,435,771 (a)
1,250,000	Tronox, Inc., 4.63%, due 3/15/2029	1,011,843 (a)
1,120,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	848,361 (a)
WR Grace Holdings LLC
635,000	4.88%, due 6/15/2027	614,740 (a)
1,005,000	5.63%, due 8/15/2029	890,377 (a)
1,225,000	7.38%, due 3/1/2031	1,231,539 (a)
23,248,895
Commercial Services 4.9%
1,800,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,838,449 (a)
2,170,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	2,034,972 (a)
2,595,000	Block, Inc., 6.50%, due 5/15/2032	2,647,627 (a)
2,470,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,606,482 (a)
915,000	Champions Financing, Inc., 8.75%, due 2/15/2029	805,580 (a)
Garda World Security Corp.
210,000	7.75%, due 2/15/2028	216,774 (a)
1,100,000	6.00%, due 6/1/2029	1,028,899 (a)
1,150,000	8.25%, due 8/1/2032	1,129,751 (a)
785,000	8.38%, due 11/15/2032	774,343 (a)
Herc Holdings, Inc.
560,000	5.50%, due 7/15/2027	553,721 (a)
260,000	6.63%, due 6/15/2029	256,858 (a)
2,880,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	2,877,627 (a)
610,000	Raven Acquisition Holdings LLC, 6.88%, due 11/15/2031	594,961 (a)
1,970,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,998,067 (a)
2,385,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,491,249 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Services – cont'd
$2,553,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	$2,461,619 (a)
2,475,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,549,705 (a)
Williams Scotsman, Inc.
75,000	4.63%, due 8/15/2028	72,123 (a)
775,000	6.63%, due 6/15/2029	785,370 (a)
295,000	6.63%, due 4/15/2030	300,343 (a)
1,430,000	7.38%, due 10/1/2031	1,483,241 (a)
29,507,761
Computers 1.0%
2,050,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	1,982,211 (a)
600,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	610,343 (a)
1,814,000	ASGN, Inc., 4.63%, due 5/15/2028	1,726,280 (a)
1,800,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,840,009 (a)
6,158,843
Cosmetics - Personal Care 0.6%
1,625,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,625,410 (a)
1,885,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	1,871,134
3,496,544
Distribution - Wholesale 1.7%
1,450,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	1,450,000 (a)
1,335,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	1,295,058 (a)
755,000	Gates Corp., 6.88%, due 7/1/2029	766,045 (a)
RB Global Holdings, Inc.
560,000	6.75%, due 3/15/2028	570,980 (a)
1,480,000	7.75%, due 3/15/2031	1,551,757 (a)
Resideo Funding, Inc.
990,000	4.00%, due 9/1/2029	911,265 (a)
1,535,000	6.50%, due 7/15/2032	1,522,701 (a)
1,960,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	2,062,988 (a)
10,130,794
Diversified Financial Services 4.8%
495,000	Ally Financial, Inc., 6.70%, due 2/14/2033	491,546
1,490,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	1,478,497 (a)
1,320,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,327,898 (a)
Freedom Mortgage Holdings LLC
475,000	9.25%, due 2/1/2029	483,878 (a)
470,000	9.13%, due 5/15/2031	475,206 (a)
815,000	GGAM Finance Ltd., 6.88%, due 4/15/2029	832,284 (a)
Jane Street Group/JSG Finance, Inc.
1,420,000	7.13%, due 4/30/2031	1,464,477 (a)
2,190,000	6.13%, due 11/1/2032	2,152,506 (a)
445,000	6.75%, due 5/1/2033	447,096 (a)
Nationstar Mortgage Holdings, Inc.
310,000	6.00%, due 1/15/2027	310,136 (a)
880,000	5.50%, due 8/15/2028	874,673 (a)
485,000	6.50%, due 8/1/2029	492,951 (a)
145,000	7.13%, due 2/1/2032	150,423 (a)
Navient Corp.
1,075,000	5.00%, due 3/15/2027	1,064,248

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Financial Services – cont'd
$1,565,000	5.50%, due 3/15/2029	$1,481,633
OneMain Finance Corp.
1,725,000	6.63%, due 1/15/2028	1,737,079
505,000	3.88%, due 9/15/2028	467,322
680,000	6.63%, due 5/15/2029	681,982
645,000	7.13%, due 11/15/2031	647,664
725,000	6.75%, due 3/15/2032	711,102
PennyMac Financial Services, Inc.
830,000	7.13%, due 11/15/2030	844,049 (a)
1,110,000	5.75%, due 9/15/2031	1,057,294 (a)
1,365,000	6.88%, due 2/15/2033	1,363,096 (a)
1,600,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,642,944 (a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
230,000	3.88%, due 3/1/2031	207,900 (a)
3,285,000	4.00%, due 10/15/2033	2,841,585 (a)
1,895,000	SLM Corp., 6.50%, due 1/31/2030	1,956,180
1,505,000	UWM Holdings LLC, 6.63%, due 2/1/2030	1,488,245 (a)
29,173,894
Electric 2.9%
2,360,000	Alpha Generation LLC, 6.75%, due 10/15/2032	2,405,104 (a)
1,320,000	Electricite de France SA, 9.13%, due 3/15/2033	1,476,387 (a)(e)(f)
420,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	367,883 (a)
2,484,000	Lightning Power LLC, 7.25%, due 8/15/2032	2,573,502 (a)
NRG Energy, Inc.
1,505,000	10.25%, due 3/15/2028	1,648,798 (a)(e)(f)
645,000	5.25%, due 6/15/2029	637,319 (a)
1,205,000	5.75%, due 7/15/2029	1,199,331 (a)
925,000	6.00%, due 2/1/2033	915,293 (a)
1,420,000	Vistra Corp., 7.00%, due 12/15/2026	1,434,051 (a)(e)(f)
Vistra Operations Co. LLC
525,000	4.38%, due 5/1/2029	504,838 (a)
1,305,000	7.75%, due 10/15/2031	1,379,883 (a)
1,690,000	6.88%, due 4/15/2032	1,750,467 (a)
XPLR Infrastructure Operating Partners LP
680,000	8.38%, due 1/15/2031	682,496 (a)
655,000	8.63%, due 3/15/2033	653,621 (a)
17,628,973
Electrical Components & Equipment 0.8%
1,295,000	EnerSys, 6.63%, due 1/15/2032	1,322,164 (a)
WESCO Distribution, Inc.
1,085,000	6.38%, due 3/15/2029	1,099,335 (a)
1,145,000	6.63%, due 3/15/2032	1,164,718 (a)
1,295,000	6.38%, due 3/15/2033	1,310,036 (a)
4,896,253
Electronics 0.8%
1,895,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,809,487 (a)
665,000	Sensata Technologies BV, 4.00%, due 4/15/2029	611,743 (a)
2,245,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,224,168 (a)
4,645,398

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Engineering & Construction 0.2%
$1,360,000	Artera Services LLC, 8.50%, due 2/15/2031	$1,290,334 (a)
Entertainment 3.7%
1,255,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,298,925 (a)
600,000	Caesars Entertainment, Inc., 6.50%, due 2/15/2032	603,143 (a)
Churchill Downs, Inc.
555,000	5.50%, due 4/1/2027	549,628 (a)
665,000	4.75%, due 1/15/2028	644,416 (a)
125,000	5.75%, due 4/1/2030	122,247 (a)
1,780,000	6.75%, due 5/1/2031	1,797,759 (a)
1,170,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,192,817 (a)
840,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	782,351 (a)
2,425,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,289,341 (a)
1,625,000	Motion Finco SARL, 8.38%, due 2/15/2032	1,538,210 (a)
Penn Entertainment, Inc.
185,000	5.63%, due 1/15/2027	182,060 (a)
2,340,000	4.13%, due 7/1/2029	2,052,454 (a)
2,300,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,189,119 (a)
1,805,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,715,604 (a)
1,965,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,991,984 (a)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
1,890,000	6.50%, due 10/1/2028	1,900,015
790,000	5.25%, due 7/15/2029	751,061
710,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	716,369 (a)
22,317,503
Environmental Control 0.4%
2,510,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,373,552 (a)
Food 1.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
605,000	4.88%, due 2/15/2030	584,459 (a)
1,175,000	6.25%, due 3/15/2033	1,192,093 (a)
670,000	Lamb Weston Holdings, Inc., 4.13%, due 1/31/2030	628,537 (a)
Performance Food Group, Inc.
1,645,000	5.50%, due 10/15/2027	1,631,516 (a)
445,000	4.25%, due 8/1/2029	421,172 (a)
600,000	6.13%, due 9/15/2032	600,178 (a)
Post Holdings, Inc.
1,440,000	6.38%, due 3/1/2033	1,423,812 (a)
870,000	6.25%, due 10/15/2034	862,778 (a)
U.S. Foods, Inc.
585,000	6.88%, due 9/15/2028	599,635 (a)
105,000	4.75%, due 2/15/2029	101,980 (a)
580,000	7.25%, due 1/15/2032	606,744 (a)
775,000	5.75%, due 4/15/2033	759,119 (a)
9,412,023
Food Service 0.2%
TKC Holdings, Inc.
695,000	6.88%, due 5/15/2028	695,046 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Food Service – cont'd
$615,000	10.50%, due 5/15/2029	$615,299 (a)
1,310,345
Forest Products & Paper 0.3%
1,435,000	Ahlstrom Holding 3 OYJ, 4.88%, due 2/4/2028	1,338,177 (a)
440,000	Magnera Corp., 7.25%, due 11/15/2031	416,077 (a)
1,754,254
Gas 0.3%
Venture Global Plaquemines LNG LLC
872,000	7.50%, due 5/1/2033	894,592 (a)
873,000	7.75%, due 5/1/2035	896,482 (a)
1,791,074
Healthcare - Products 1.2%
2,535,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	2,633,358 (a)
4,640,000	Medline Borrower LP, 5.25%, due 10/1/2029	4,406,319 (a)
7,039,677
Healthcare - Services 3.3%
Acadia Healthcare Co., Inc.
965,000	5.50%, due 7/1/2028	944,736 (a)
70,000	5.00%, due 4/15/2029	66,175 (a)
460,000	7.38%, due 3/15/2033	459,600 (a)
CHS/Community Health Systems, Inc.
465,000	5.63%, due 3/15/2027	453,475 (a)
345,000	6.00%, due 1/15/2029	321,391 (a)
80,000	6.88%, due 4/15/2029	58,281 (a)
80,000	6.13%, due 4/1/2030	54,552 (a)
205,000	5.25%, due 5/15/2030	174,896 (a)
1,125,000	4.75%, due 2/15/2031	928,750 (a)
245,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	235,076 (a)
985,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	1,037,887 (a)
LifePoint Health, Inc.
1,570,000	9.88%, due 8/15/2030	1,670,045 (a)
1,200,000	10.00%, due 6/1/2032	1,164,000 (a)
1,990,000	Molina Healthcare, Inc., 6.25%, due 1/15/2033	1,975,028 (a)
1,740,000	Select Medical Corp., 6.25%, due 12/1/2032	1,727,739 (a)
1,850,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	1,845,802 (a)
550,573	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	590,489 (a)(c)
Tenet Healthcare Corp.
1,850,000	6.13%, due 10/1/2028	1,845,575
1,235,000	6.13%, due 6/15/2030	1,239,235
2,380,000	6.75%, due 5/15/2031	2,439,712
870,000	U.S. Acute Care Solutions LLC, 9.75%, due 5/15/2029	883,207 (a)
20,115,651
Home Builders 1.5%
Beazer Homes USA, Inc.
855,000	5.88%, due 10/15/2027	835,215
1,660,000	7.50%, due 3/15/2031	1,603,855 (a)
1,835,000	KB Home, 7.25%, due 7/15/2030	1,878,336

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Home Builders – cont'd
LGI Homes, Inc.
$210,000	4.00%, due 7/15/2029	$182,742 (a)
2,080,000	7.00%, due 11/15/2032	1,918,800 (a)
808,000	Mattamy Group Corp., 5.25%, due 12/15/2027	784,871 (a)
Shea Homes LP/Shea Homes Funding Corp.
785,000	4.75%, due 2/15/2028	762,015
480,000	4.75%, due 4/1/2029	453,899
960,000	Taylor Morrison Communities, Inc., 5.13%, due 8/1/2030	930,133 (a)
9,349,866
Housewares 0.2%
Newell Brands, Inc.
140,000	6.63%, due 9/15/2029	131,330
470,000	6.38%, due 5/15/2030	427,838
35,000	6.63%, due 5/15/2032	31,377
695,000	6.88%, due 4/1/2036	605,383 (d)
190,000	7.00%, due 4/1/2046	146,806 (d)
1,342,734
Insurance 3.7%
Acrisure LLC/Acrisure Finance, Inc.
1,295,000	8.25%, due 2/1/2029	1,325,013 (a)
380,000	8.50%, due 6/15/2029	392,512 (a)
1,595,000	7.50%, due 11/6/2030	1,624,844 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
2,598,000	6.75%, due 10/15/2027	2,579,322 (a)
970,000	6.75%, due 4/15/2028	976,984 (a)
830,000	7.00%, due 1/15/2031	842,365 (a)
480,000	6.50%, due 10/1/2031	479,016 (a)
235,000	7.38%, due 10/1/2032	237,482 (a)
1,170,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,190,831 (a)(g)
900,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	918,016 (a)
1,760,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,790,788 (a)
1,305,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,260,012 (a)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
765,000	7.25%, due 2/15/2031	785,669 (a)
785,000	8.13%, due 2/15/2032	796,306 (a)
HUB International Ltd.
740,000	5.63%, due 12/1/2029	722,889 (a)
2,115,000	7.25%, due 6/15/2030	2,193,769 (a)
1,060,000	7.38%, due 1/31/2032	1,092,056 (a)
Jones Deslauriers Insurance Management, Inc.
545,000	8.50%, due 3/15/2030	574,857 (a)
840,000	10.50%, due 12/15/2030	903,616 (a)
1,035,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,060,352 (a)
895,000	USI, Inc., 7.50%, due 1/15/2032	924,346 (a)
22,671,045
Internet 0.8%
760,000	Cablevision Lightpath LLC, 5.63%, due 9/15/2028	703,643 (a)
Gen Digital, Inc.
585,000	6.75%, due 9/30/2027	594,590 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Internet – cont'd
$980,000	7.13%, due 9/30/2030	$1,009,030 (a)
1,070,000	6.25%, due 4/1/2033	1,067,113 (a)
Rakuten Group, Inc.
865,000	11.25%, due 2/15/2027	924,440 (a)
590,000	9.75%, due 4/15/2029	622,338 (a)
4,921,154
Iron - Steel 1.2%
ATI, Inc.
645,000	5.88%, due 12/1/2027	643,460
720,000	4.88%, due 10/1/2029	687,853
235,000	7.25%, due 8/15/2030	244,407
1,525,000	Carpenter Technology Corp., 7.63%, due 3/15/2030	1,569,399
Cleveland-Cliffs, Inc.
975,000	6.88%, due 11/1/2029	944,315 (a)
550,000	7.50%, due 9/15/2031	532,250 (a)
1,575,000	7.00%, due 3/15/2032	1,479,690 (a)
960,000	7.38%, due 5/1/2033	902,462 (a)
7,003,836
Leisure Time 2.6%
Carnival Corp.
975,000	6.00%, due 5/1/2029	969,255 (a)
3,940,000	6.13%, due 2/15/2033	3,906,684 (a)
1,190,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,222,977 (a)
130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	129,585 (a)
NCL Corp. Ltd.
1,350,000	5.88%, due 2/15/2027	1,343,703 (a)
1,705,000	6.75%, due 2/1/2032	1,664,829 (a)
Royal Caribbean Cruises Ltd.
1,330,000	5.63%, due 9/30/2031	1,319,778 (a)
1,395,000	6.00%, due 2/1/2033	1,398,840 (a)
Viking Cruises Ltd.
1,120,000	5.88%, due 9/15/2027	1,117,727 (a)
840,000	7.00%, due 2/15/2029	843,018 (a)
900,000	9.13%, due 7/15/2031	962,276 (a)
730,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	722,679 (a)
15,601,351
Lodging 0.6%
MGM Resorts International
1,325,000	6.13%, due 9/15/2029	1,319,005
1,230,000	6.50%, due 4/15/2032	1,212,053
1,290,000	Station Casinos LLC, 4.63%, due 12/1/2031	1,166,124 (a)
3,697,182
Machinery - Construction & Mining 0.8%
1,745,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,768,994 (a)
Terex Corp.
1,300,000	5.00%, due 5/15/2029	1,243,420 (a)
1,615,000	6.25%, due 10/15/2032	1,545,625 (a)
4,558,039

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Machinery - Diversified 0.6%
$1,755,000	Chart Industries, Inc., 7.50%, due 1/1/2030	$1,820,792 (a)
1,670,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,683,883 (a)
3,504,675
Media 5.5%
695,000	Cable One, Inc., 4.00%, due 11/15/2030	565,306 (a)
CCO Holdings LLC/CCO Holdings Capital Corp.
2,010,000	5.13%, due 5/1/2027	1,982,505 (a)
1,945,000	5.00%, due 2/1/2028	1,897,648 (a)
1,470,000	6.38%, due 9/1/2029	1,483,170 (a)
1,480,000	4.75%, due 3/1/2030	1,397,172 (a)
2,485,000	4.25%, due 2/1/2031	2,245,255 (a)
875,000	7.38%, due 3/1/2031	901,206 (a)
475,000	4.75%, due 2/1/2032	429,856 (a)
1,885,000	4.50%, due 5/1/2032	1,674,782
785,000	4.50%, due 6/1/2033	683,003 (a)
895,000	4.25%, due 1/15/2034	753,937 (a)
CSC Holdings LLC
960,000	5.50%, due 4/15/2027	892,013 (a)
865,000	5.38%, due 2/1/2028	755,912 (a)
750,000	7.50%, due 4/1/2028	549,300 (a)
675,000	11.25%, due 5/15/2028	659,823 (a)
1,775,000	11.75%, due 1/31/2029	1,678,117 (a)
785,000	6.50%, due 2/1/2029	642,004 (a)
1,455,000	5.75%, due 1/15/2030	729,740 (a)
725,000	4.13%, due 12/1/2030	496,892 (a)
1,285,000	4.63%, due 12/1/2030	594,349 (a)
415,000	4.50%, due 11/15/2031	282,206 (a)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	525,867
1,325,000	5.25%, due 12/1/2026	1,205,739 (a)
1,255,000	5.75%, due 12/1/2028	1,054,005 (a)
765,000	5.13%, due 6/1/2029	478,977
2,005,000	DISH Network Corp., 11.75%, due 11/15/2027	2,107,152 (a)
McGraw-Hill Education, Inc.
730,000	5.75%, due 8/1/2028	715,114 (a)
615,000	8.00%, due 8/1/2029	609,087 (a)
990,000	7.38%, due 9/1/2031	1,011,542 (a)
1,790,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,824,901 (a)
Sirius XM Radio LLC
430,000	4.00%, due 7/15/2028	404,513 (a)
770,000	5.50%, due 7/1/2029	749,696 (a)
602,000	4.13%, due 7/1/2030	538,641 (a)
1,230,000	3.88%, due 9/1/2031	1,055,450 (a)
33,574,880
Metal Fabricate - Hardware 0.1%
790,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	802,186 (a)
Mining 2.1%
300,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	310,610 (a)
2,100,000	Capstone Copper Corp., 6.75%, due 3/31/2033	2,063,373 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Mining – cont'd
$1,880,000	Constellium SE, 5.63%, due 6/15/2028	$1,849,927 (a)
FMG Resources August 2006 Pty. Ltd.
875,000	4.38%, due 4/1/2031	791,903 (a)
1,125,000	6.13%, due 4/15/2032	1,108,680 (a)
625,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	622,214 (a)
Kaiser Aluminum Corp.
1,685,000	4.63%, due 3/1/2028	1,621,222 (a)
920,000	4.50%, due 6/1/2031	826,734 (a)
Novelis Corp.
1,415,000	4.75%, due 1/30/2030	1,315,789 (a)
1,915,000	6.88%, due 1/30/2030	1,942,591 (a)
185,000	3.88%, due 8/15/2031	159,670 (a)
310,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	313,009 (a)
12,925,722
Miscellaneous Manufacturer 1.5%
2,610,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	2,621,753 (a)
Axon Enterprise, Inc.
1,110,000	6.13%, due 3/15/2030	1,129,318 (a)
1,190,000	6.25%, due 3/15/2033	1,212,880 (a)
1,085,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,065,438 (a)(c)
1,110,000	Calderys Financing LLC, 11.25%, due 6/1/2028	1,172,764 (a)
Hillenbrand, Inc.
1,475,000	6.25%, due 2/15/2029	1,466,382
795,000	3.75%, due 3/1/2031	690,228
9,358,763
Oil & Gas 3.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,455,000	5.88%, due 6/30/2029	1,411,839 (a)
985,000	6.63%, due 10/15/2032	974,668 (a)
Civitas Resources, Inc.
990,000	8.38%, due 7/1/2028	972,617 (a)
1,195,000	8.63%, due 11/1/2030	1,151,738 (a)
340,000	8.75%, due 7/1/2031	323,180 (a)
Comstock Resources, Inc.
880,000	6.75%, due 3/1/2029	838,807 (a)
2,100,000	5.88%, due 1/15/2030	1,901,028 (a)
Crescent Energy Finance LLC
525,000	7.63%, due 4/1/2032	477,019 (a)
770,000	7.38%, due 1/15/2033	681,463 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
705,000	6.25%, due 11/1/2028	682,201 (a)
492,000	5.75%, due 2/1/2029	460,660 (a)
1,210,000	6.00%, due 4/15/2030	1,104,925 (a)
478,000	6.00%, due 2/1/2031	429,041 (a)
330,000	8.38%, due 11/1/2033	313,817 (a)
520,000	6.88%, due 5/15/2034	441,899 (a)
785,000	7.25%, due 2/15/2035	683,910 (a)
1,230,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	1,180,977 (a)
Matador Resources Co.
430,000	6.50%, due 4/15/2032	414,184 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Oil & Gas – cont'd
$370,000	6.25%, due 4/15/2033	$349,242 (a)
1,245,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,186,195 (a)
Northern Oil & Gas, Inc.
615,000	8.13%, due 3/1/2028	607,158 (a)
530,000	8.75%, due 6/15/2031	509,187 (a)
Permian Resources Operating LLC
1,295,000	7.00%, due 1/15/2032	1,303,663 (a)
480,000	6.25%, due 2/1/2033	469,391 (a)
900,000	SM Energy Co., 7.00%, due 8/1/2032	829,686 (a)
2,210,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	2,030,873 (a)
Transocean, Inc.
845,000	8.25%, due 5/15/2029	681,282 (a)
620,000	8.50%, due 5/15/2031	479,284 (a)
22,889,934
Oil & Gas Services 1.6%
Archrock Partners LP/Archrock Partners Finance Corp.
730,000	6.88%, due 4/1/2027	728,973 (a)
1,000,000	6.25%, due 4/1/2028	998,298 (a)
1,260,000	6.63%, due 9/1/2032	1,252,911 (a)
2,345,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	2,327,004 (a)
2,395,000	Star Holding LLC, 8.75%, due 8/1/2031	2,194,419 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,105,000	6.88%, due 9/1/2027	1,095,624
1,380,000	7.13%, due 3/15/2029	1,393,374 (a)
9,990,603
Packaging & Containers 2.1%
Clydesdale Acquisition Holdings, Inc.
865,000	6.88%, due 1/15/2030	878,879 (a)
610,000	8.75%, due 4/15/2030	628,497 (a)
1,385,000	6.75%, due 4/15/2032	1,416,166 (a)
410,000	Graham Packaging Co., Inc., 7.13%, due 8/15/2028	400,935 (a)
1,915,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, due 9/15/2028	1,898,885 (a)
Mauser Packaging Solutions Holding Co.
1,105,000	7.88%, due 4/15/2027	1,107,917 (a)
2,420,000	9.25%, due 4/15/2027	2,220,388 (a)
Sealed Air Corp.
1,275,000	6.50%, due 7/15/2032	1,296,842 (a)
380,000	6.88%, due 7/15/2033	394,478 (a)
1,080,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	1,124,658 (a)
1,420,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,489,640 (a)
12,857,285
Pharmaceuticals 1.4%
2,890,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,829,813 (a)
AdaptHealth LLC
1,075,000	6.13%, due 8/1/2028	1,042,571 (a)
205,000	4.63%, due 8/1/2029	183,289 (a)
Bausch Health Americas, Inc.
185,000	9.25%, due 4/1/2026	180,415 (a)
140,000	8.50%, due 1/31/2027	133,000 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Pharmaceuticals – cont'd
Bausch Health Cos., Inc.
$1,045,000	5.00%, due 1/30/2028	$800,031 (a)
1,960,000	4.88%, due 6/1/2028	1,591,814 (a)
395,000	5.25%, due 2/15/2031	213,300 (a)
1,585,000	Grifols SA, 4.75%, due 10/15/2028	1,475,438 (a)
8,449,671
Pipelines 5.6%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
645,000	5.38%, due 6/15/2029	629,459 (a)
1,370,000	6.63%, due 2/1/2032	1,384,162 (a)
2,110,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,146,938 (a)
765,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.50%, due 12/15/2033	804,921 (a)
2,195,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,229,741 (a)(h)
Genesis Energy LP/Genesis Energy Finance Corp.
410,000	7.75%, due 2/1/2028	408,436
1,545,000	8.25%, due 1/15/2029	1,570,198
822,000	7.88%, due 5/15/2032	799,819
825,000	8.00%, due 5/15/2033	800,178
2,435,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,464,690 (a)
1,215,000	Hess Midstream Operations LP, 5.88%, due 3/1/2028	1,217,554 (a)
2,285,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	2,338,900 (a)
1,300,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,186,977 (a)
Kinetik Holdings LP
360,000	6.63%, due 12/15/2028	362,631 (a)
470,000	5.88%, due 6/15/2030	459,213 (a)
2,240,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	2,105,177 (a)
605,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	601,197 (a)
Rockies Express Pipeline LLC
1,350,000	6.75%, due 3/15/2033	1,371,646 (a)
570,000	7.50%, due 7/15/2038	559,297 (a)
980,000	6.88%, due 4/15/2040	925,135 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
385,000	5.50%, due 1/15/2028	374,310 (a)
775,000	7.38%, due 2/15/2029	772,178 (a)
460,000	6.00%, due 12/31/2030	428,325 (a)
165,000	6.00%, due 9/1/2031	152,108 (a)
1,340,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	1,348,690 (a)
Venture Global Calcasieu Pass LLC
1,160,000	3.88%, due 8/15/2029	1,062,357 (a)
625,000	4.13%, due 8/15/2031	561,471 (a)
Venture Global LNG, Inc.
1,335,000	8.13%, due 6/1/2028	1,325,753 (a)
1,305,000	9.50%, due 2/1/2029	1,352,284 (a)
880,000	7.00%, due 1/15/2030	828,960 (a)
270,000	8.38%, due 6/1/2031	260,365 (a)
1,175,000	9.88%, due 2/1/2032	1,193,053 (a)
34,026,123
Real Estate 0.3%
620,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	622,892 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Real Estate – cont'd
$845,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	$887,359 (a)
1,510,251
Real Estate Investment Trusts 3.6%
Blackstone Mortgage Trust, Inc.
555,000	3.75%, due 1/15/2027	527,499 (a)
1,835,000	7.75%, due 12/1/2029	1,905,866 (a)
Iron Mountain, Inc.
609,000	5.25%, due 3/15/2028	599,616 (a)
615,000	4.88%, due 9/15/2029	592,293 (a)
400,000	5.25%, due 7/15/2030	387,626 (a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
1,120,000	4.75%, due 6/15/2029	1,072,081 (a)
85,000	7.00%, due 7/15/2031	87,337 (a)
1,810,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,706,744 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,240,000	5.88%, due 10/1/2028	1,210,066 (a)
700,000	4.88%, due 5/15/2029	655,318 (a)
1,140,000	7.00%, due 2/1/2030	1,141,009 (a)
1,275,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	1,252,074 (a)
1,020,000	RHP Hotel Properties LP/RHP Finance Corp., 7.25%, due 7/15/2028	1,048,252 (a)
1,960,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,771,416 (a)
Service Properties Trust
960,000	5.25%, due 2/15/2026	948,050
1,100,000	8.63%, due 11/15/2031	1,167,181 (a)
Starwood Property Trust, Inc.
300,000	7.25%, due 4/1/2029	311,107 (a)
1,905,000	6.50%, due 7/1/2030	1,916,055 (a)
915,000	6.50%, due 10/15/2030	923,217 (a)
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,760,000	10.50%, due 2/15/2028	1,868,742 (a)
1,070,000	6.50%, due 2/15/2029	978,868 (a)
22,070,417
Retail 3.8%
Asbury Automotive Group, Inc.
900,000	4.63%, due 11/15/2029	846,333 (a)
290,000	4.75%, due 3/1/2030	271,207
1,430,000	5.00%, due 2/15/2032	1,303,203 (a)
Bath & Body Works, Inc.
1,180,000	6.63%, due 10/1/2030	1,200,775 (a)
420,000	6.95%, due 3/1/2033	415,889
725,000	6.88%, due 11/1/2035	725,151
2,825,000	Beacon Roofing Supply, Inc., 6.75%, due 4/30/2032	2,832,307 (a)
825,000	Carvana Co., 11.00% Cash/13.00% PIK, due 6/1/2030	873,547 (a)(c)
2,110,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,187,937 (a)
1,185,000	Foundation Building Materials, Inc., 6.00%, due 3/1/2029	998,822 (a)
1,250,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	1,262,771 (a)
1,930,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,814,949 (a)
LCM Investments Holdings II LLC
1,155,000	4.88%, due 5/1/2029	1,091,906 (a)
1,175,000	8.25%, due 8/1/2031	1,228,920 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Retail – cont'd
Nordstrom, Inc.
$340,000	4.38%, due 4/1/2030	$301,145
705,000	4.25%, due 8/1/2031	599,817
1,870,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,815,449 (a)
Walgreens Boots Alliance, Inc.
550,000	3.45%, due 6/1/2026	537,507
355,000	8.13%, due 8/15/2029	369,359
215,000	4.50%, due 11/18/2034	202,388
425,000	4.80%, due 11/18/2044	392,496
1,745,000	White Cap Buyer LLC, 6.88%, due 10/15/2028	1,700,240 (a)
22,972,118
Software 2.1%
2,285,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,184,120 (a)
Cloud Software Group, Inc.
2,770,000	6.50%, due 3/31/2029	2,770,994 (a)
1,040,000	9.00%, due 9/30/2029	1,047,727 (a)
540,000	8.25%, due 6/30/2032	563,284 (a)
Open Text Holdings, Inc.
710,000	4.13%, due 2/15/2030	656,093 (a)
2,100,000	4.13%, due 12/1/2031	1,878,046 (a)
1,429,825	Rackspace Finance LLC, 3.50%, due 5/15/2028	508,979 (a)
2,895,000	UKG, Inc., 6.88%, due 2/1/2031	2,978,358 (a)
12,587,601
Telecommunications 5.4%
Altice Financing SA
400,000	5.00%, due 1/15/2028	307,191 (a)
685,000	5.75%, due 8/15/2029	505,202 (a)
Altice France SA
680,000	8.13%, due 2/1/2027	622,409 (a)
1,650,000	5.50%, due 1/15/2028	1,366,026 (a)
1,320,000	5.50%, due 10/15/2029	1,080,565 (a)
Bell Telephone Co. of Canada or Bell Canada
410,000	6.88%, due 9/15/2055	409,520 (e)
570,000	7.00%, due 9/15/2055	565,635 (e)
CommScope LLC
345,000	8.25%, due 3/1/2027	314,253 (a)
2,135,000	9.50%, due 12/15/2031	2,184,045 (a)
360,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	313,279 (a)
Consolidated Communications, Inc.
470,000	5.00%, due 10/1/2028	446,279 (a)
1,720,000	6.50%, due 10/1/2028	1,688,507 (a)
EchoStar Corp.
2,400,000	10.75%, due 11/30/2029	2,538,079
1,079,199	6.75%, due 11/30/2030	1,005,892
Fibercop SpA
734,000	6.38%, due 11/15/2033	700,420 (a)
430,000	6.00%, due 9/30/2034	397,093 (a)
424,000	7.20%, due 7/18/2036	407,196 (a)
239,000	7.72%, due 6/4/2038	236,902 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Telecommunications – cont'd
Frontier Communications Holdings LLC
$1,190,000	5.88%, due 10/15/2027	$1,188,654 (a)
2,340,000	5.88%, due 11/1/2029	2,341,172
Iliad Holding SASU
1,140,000	7.00%, due 10/15/2028	1,153,899 (a)
480,000	7.00%, due 4/15/2032	486,543 (a)
Level 3 Financing, Inc.
1,005,000	4.88%, due 6/15/2029	876,863 (a)
455,000	3.75%, due 7/15/2029	342,060 (a)
794,893	11.00%, due 11/15/2029	888,293 (a)
640,000	4.50%, due 4/1/2030	532,947 (a)
998,000	10.50%, due 5/15/2030	1,078,907 (a)
875,000	10.75%, due 12/15/2030	968,716 (a)
Lumen Technologies, Inc.
450,000	4.50%, due 1/15/2029	359,326 (a)
1,075,235	4.13%, due 4/15/2029	1,010,721 (a)
300,000	10.00%, due 10/15/2032	299,250 (a)
Rogers Communications, Inc.
470,000	7.00%, due 4/15/2055	473,509 (e)
500,000	7.13%, due 4/15/2055	498,187 (e)
1,250,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,098,597 (a)
1,290,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,320,598 (a)
3,155,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	2,905,727 (a)
32,912,462
Transportation 0.5%
2,975,000	XPO, Inc., 7.13%, due 2/1/2032	3,047,497 (a)
Trucking & Leasing 0.4%
Fortress Transportation & Infrastructure Investors LLC
405,000	7.88%, due 12/1/2030	423,408 (a)
1,645,000	7.00%, due 5/1/2031	1,672,606 (a)
55,000	7.00%, due 6/15/2032	55,732 (a)
2,151,746
Total Corporate Bonds (Cost $564,335,027)		565,616,609

Loan Assignments(b) 1.9%
Capital Markets 0.1%
742,705	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 5.00%), 9.28%, due 7/31/2030	616,445
Commercial Services & Supplies 0.1%
960,163	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.07%, due 2/23/2029	858,549
Containers & Packaging 0.1%
661,607	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 9.13%, due 6/28/2028	620,316
Electric Utilities 0.3%
800,000	Cornerstone Generation LLC, Term Loan B, (1 mo. USD Term SOFR), due 10/28/2031	799,832 (g)(i)
Lightstone Holdco LLC
946,908	Term Loan B, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	942,883
53,544	Term Loan C, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 1/29/2027	53,317
1,796,032

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Health Care Providers & Services 0.6%
$1,115,557	Aveanna Healthcare LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.16%, due 7/17/2028	$1,091,718
	National Mentor Holdings, Inc.
937,016	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 8.15% – 8.17%, due 3/2/2028	891,533 (j)
27,219	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 8.15%, due 3/2/2028	25,897
1,881,191	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 8.30%, due 9/27/2030	1,816,535
		3,825,683
Hotels, Restaurants & Leisure 0.2%
1,245,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 9.05%, due 3/29/2032	1,234,629
IT Services 0.1%
776,026	Rackspace Finance LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.69%, due 5/15/2028	767,458
Machinery 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 10.56%, due 5/21/2029	616,187
Media 0.1%
370,277	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 4/11/2029	325,870
Software 0.2%
	MH Sub I LLC
310,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.57%, due 2/23/2029	274,350
383,113	Term Loan, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 5/3/2028	362,042 (g)(i)
259,287	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 8.57%, due 12/31/2031	226,646 (g)(i)
		863,038
Trading Companies & Distributors 0.0%‡
154,610	Foundation Building Materials Holding Co. LLC, Term Loan B2, (1 mo. USD Term SOFR + 4.00%, 3 mo. USD Term SOFR + 4.00%), 8.28% – 8.32%, due 1/29/2031	142,075 (j)

Total Loan Assignments (Cost $11,868,624)		11,666,282
Number of Shares
Short-Term Investments 2.5%
Investment Companies 2.5%
14,788,587	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(k) (Cost $14,788,587)	14,788,587
Total Investments 98.6% (Cost $596,393,688)		597,361,755
Other Assets Less Liabilities 1.4%		8,637,738
Net Assets 100.0%		$605,999,493

‡	Represents less than 0.05% of net assets of the Fund.

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $509,711,032, which represents 84.1% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(c)	Payment-in-kind (PIK) security.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $2,229,741, which represents 0.4% of net assets of the Fund.
(i)	All or a portion of this security had not settled as of April 30, 2025 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	The stated interest rates represent the range of rates at April 30, 2025 of the underlying contracts within the Loan Assignment.
(k)	Represents 7-day effective yield as of April 30, 2025.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$519,574,684	85.7%
Canada	22,132,461	3.7%
France	8,984,003	1.5%
United Kingdom	7,109,980	1.2%
Germany	4,707,860	0.8%
Cayman Islands	3,930,311	0.7%
Japan	2,438,511	0.4%
Luxembourg	2,081,616	0.3%
Australia	1,900,583	0.3%
Italy	1,741,611	0.3%
Switzerland	1,666,758	0.3%
Spain	1,475,438	0.2%
Bermuda	1,359,966	0.2%
Finland	1,338,177	0.2%
Czech Republic	1,298,925	0.2%
Ireland	832,284	0.1%
Short-Term Investments and Other Assets—Net	23,426,325	3.9%
	$605,999,493	100.0%

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$5,290,277	$—	$5,290,277
Corporate Bonds#	—	565,616,609	—	565,616,609
Loan Assignments#	—	11,666,282	—	11,666,282
Short-Term Investments	—	14,788,587	—	14,788,587
Total Investments	$—	$597,361,755	$—	$597,361,755

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
Loan Assignments(a) 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
	Rialto Bioenergy Facility LLC
$58,315	Term Loan, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	$0 #(b)(c)(d)
6,804	Term Loan DIP, (1 mo. USD Term SOFR + 10.00%), 15.33%, due 6/6/2025	135 #(b)(c)(d)

Total Loan Assignments (Cost $65,119)		135
Municipal Notes 98.8%
Alabama 4.7%
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	200,401
1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,060,924
	Southeast Energy Authority A Cooperative District Revenue
500,000	Series 2025-A, 5.00%, due 1/1/2056 Putable 6/1/2035	512,434
1,000,000	Series 2025-B, 5.25%, due 3/1/2055 Putable 1/1/2033	1,054,932
		2,828,691
American Samoa 1.2%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	737,670 (e)
Arizona 3.4%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,782 (e)
100,000	Navajo Nation Revenue Refunding, Series 2015-A, 5.00%, due 12/1/2025	100,281 (e)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	481,927
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	500,281 (e)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	458,271 (e)
		2,041,542
California 10.9%
675,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	696,141
160,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	157,335
910,228	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	908,609
500,000	California Infrastructure & Economic Development Bank Revenue Refunding (Brightline West Passenger Rail Project), Series 2020-A, 9.50%, due 1/1/2065 Putable 1/1/2035	482,600 (e)
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	249,970 (e)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
110,000	Series 2015-A, 4.50%, due 10/1/2025	109,778
400,000	Series 2019-A, 5.00%, due 10/1/2049	362,988 (e)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	502,075 (e)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,914 (e)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (b)(e)

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
California – cont'd
$500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	$300,000 (e)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	600,152 (e)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	400,462 (e)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,076
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AGM), 3.38%, due 8/1/2050	402,267
1,000,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 4.07%, due 10/1/2047	1,000,000 (e)(f)
		6,628,369
Colorado 4.8%
415,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 2.45%, due 12/1/2052	415,000 (f)
212,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	212,091
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	251,515
175,000	Series 2015-A, 5.00%, due 12/1/2035	175,960
500,000	Series 2015-A, 5.00%, due 12/1/2045	500,795
241,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	239,523 (e)
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	1,130,304 (e)
		2,925,188
Connecticut 0.8%
500,000	Stamford Housing Authority Revenue Refunding, Series 2025-D, 6.25%, due 10/1/2060	487,104
Florida 7.0%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	3,500 (b)(e)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	441,476 (e)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	626,006
1,000,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	1,000,064
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	450,275 (e)
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	504,127
945,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	744,585
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	472,887 (e)
		4,242,920
Georgia 3.4%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	300,847 (e)
965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,018,669

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Georgia – cont'd
$700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	$721,239
		2,040,755
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	231,144 (e)
Illinois 1.7%
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	197,417
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	401,219 (e)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	412,236
		1,010,872
Indiana 2.2%
650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	546,477
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	783,391
		1,329,868
Kentucky 2.8%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,036
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	495,308
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	773,380
		1,673,724
Louisiana 1.0%
248,821	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	217,246 (e)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	384,929 (e)
		602,175
Maine 0.5%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	100,000 (b)(e)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	199,236 (e)
		299,236
Maryland 0.6%
	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	201,081 (e)
200,000	Series 2022, 5.00%, due 6/1/2051	187,957
		389,038
Massachusetts 1.0%
	Massachusetts State Education Financing Authority Revenue
250,000	Series 2023-B, 4.25%, due 7/1/2044	242,035

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Massachusetts – cont'd
$350,000	Series 2023-C, 5.00%, due 7/1/2053	$339,287
		581,322
Minnesota 1.2%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	425,970
300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	295,294
		721,264
Mississippi 0.7%
200,000	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project), Series 2010-G, 2.55%, due 11/1/2035	200,000 (f)
255,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	230,976 (e)
		430,976
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	632,939 (e)
Nevada 0.8%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	480,675 (e)
New Hampshire 1.0%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	615,603 (e)
New Jersey 1.8%
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,071,696
New York 9.3%
300,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.45%, due 1/1/2034	300,000 (f)
100,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), (LOC: TD Bank N.A.), Series 2013-AA-3, 2.50%, due 6/15/2049	100,000 (f)
625,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2036	694,408
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	331,215
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	185,046
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	211,877 (e)
1,000,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.38%, due 8/1/2054	875,639
	Triborough Bridge & Tunnel Authority Revenue
1,500,000	Series 2025-A, 5.25%, due 12/1/2054	1,574,457
500,000	Series 2025-A, 5.50%, due 12/1/2059	530,242
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	413,863
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	417,019
		5,633,766

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
North Carolina 0.5%
$200,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 2.35%, due 1/15/2048	$200,000 (f)
100,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Atrium Health), (LOC: Royal Bank of Canada), Series 2021-E, 2.40%, due 1/15/2042	100,000 (f)
		300,000
Ohio 4.6%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	432,693
750,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	654,428
710,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	533,351 (e)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	450,497 (e)
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	722,688
		2,793,657
Oregon 0.6%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	339,940
Pennsylvania 2.3%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	752,192
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	500,799
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	120,000 (b)(e)
		1,372,991
Puerto Rico 3.1%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	49,840
32,139	Series 2021-A1, 5.38%, due 7/1/2025	32,192
63,784	Series 2021-A1, 5.63%, due 7/1/2027	65,034
62,750	Series 2021-A1, 5.63%, due 7/1/2029	65,224
60,948	Series 2021-A1, 5.75%, due 7/1/2031	64,616
57,794	Series 2021-A1, 4.00%, due 7/1/2033	55,180
51,950	Series 2021-A1, 4.00%, due 7/1/2035	48,352
44,586	Series 2021-A1, 4.00%, due 7/1/2037	40,872
60,620	Series 2021-A1, 4.00%, due 7/1/2041	51,606
813,045	Series 2021-A1, 4.00%, due 7/1/2046	664,674
1,500,000	Puerto Rico Electric Power Authority Revenue, Series 2012-A, 5.00%, due 7/1/2042	727,500 (b)
		1,865,090
Rhode Island 2.2%
1,300,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2054	1,313,390
South Carolina 1.3%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	499,990
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	155,911

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
South Carolina – cont'd
$300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	$45,000 (b)(e)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	41,150 #(b)(c)(d)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	45,000 (b)(e)
		787,051
Tennessee 2.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	403,709
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	959,297 (e)
		1,363,006
Texas 8.1%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	714,670
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD), 2.75%, due 2/15/2052	325,777
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	93,587
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AGM), 4.00%, due 9/1/2036	492,468
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	675,119
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	876,658
250,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2060	243,071
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	453,398 (e)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	250,000 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	481,544 (b)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	284,773 (e)
		4,891,065
Utah 2.1%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	570,530
1,000,000	Series 2021-A, 3.00%, due 10/15/2045	701,964
		1,272,494
Vermont 1.1%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	503,386 (e)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,056
		668,442
West Virginia 3.5%
	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group)
1,500,000	Series 2023-B, 6.00%, due 9/1/2053	1,608,826
500,000	Series 2023-B, (AGM), 5.38%, due 9/1/2053	522,078
		2,130,904

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Wisconsin 5.0%
$300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	$300,066 (e)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	409,060 (e)
385,456	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	342,393
481,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	478,544 (e)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	435,380
500,000	Series 2021, 4.25%, due 7/1/2054	402,474
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	173,743 (e)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	488,838
		3,030,498
Total Municipal Notes (Cost $66,477,926)		59,765,065
Total Investments 98.8% (Cost $66,543,045)		59,765,200
Other Assets Less Liabilities 1.2%		753,530
Net Assets 100.0%		$60,518,730

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(b)	Defaulted security.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $41,285, which represents 0.1% of net assets of the Fund.

(e)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $18,298,300, which represents 30.2% of net assets of the Fund.

(f)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $41,285, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2025	Fair Value Percentage of Net Assets as of 4/30/2025
Rialto Bioenergy Facility LLC	11/21/2023-1/31/2024	$6,804	$135	0.0%
Rialto Bioenergy Facility LLC	11/30/2023-5/29/2024	58,315	—	0.0%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	482,888	41,150	0.1%
Total		$548,007	$41,285	0.1%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Loan Assignments#	$—	$—	$135	$135
Municipal Notes
South Carolina	—	745,901	41,150	787,051
Other Municipal Notes#	—	58,978,014	—	58,978,014
Total Municipal Notes	—	59,723,915	41,150	59,765,065
Total Investments	$—	$59,723,915	$41,285	$59,765,200

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Loan Assignments(1)	$7	$—	$—	$(1)	$—	$(6)	$—	$—	$—	$(1)
Municipal Notes(1)	65	—	(165)	163	—	(22)	—	—	41	—
Total	$72	$—	$(165)	$162	$—	$(28)	$—	$—	$41	$(1)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Loan Assignments	$135	Market Approach	Recovery Value (of Par Value)	0.0% - 2.0%	2.0%	Increase
Municipal Notes	41,150	Market Approach	Recovery Value (of Par Value)	8.2%	8.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
Municipal Notes 99.1%
Alabama 2.2%
$1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	$1,060,924
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM), 5.00%, due 5/1/2027	585,583
		1,646,507
Arizona 0.6%
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	458,271 (a)
Arkansas 1.2%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM), 4.00%, due 10/1/2033	555,934
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM), 4.00%, due 7/1/2028	315,351
		871,285
California 0.3%
250,000	California Infrastructure & Economic Development Bank Revenue Refunding (Brightline West Passenger Rail Project), Series 2020-A, 9.50%, due 1/1/2065 Putable 1/1/2035	241,300 (a)
District of Columbia 1.1%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	779,930
Florida 2.5%
750,000	Florida Development Finance Corp. Revenue Refunding (Brightline Florida Passenger Rail Expansion Project), Series 2024, 5.50%, due 7/1/2053	750,048
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,071,480
		1,821,528
Georgia 6.4%
520,000	Gainesville & Hall County Hospital Authority Revenue (Northeast Georgia Health System, Inc.), Series 2024, 5.00%, due 10/15/2030	560,828
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,000,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,034,507
625,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	656,031
1,420,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,498,974
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,022,885
		4,773,225
Illinois 6.9%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AGM), 4.00%, due 12/1/2035	986,782
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	930,660
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	662,379
600,000	Series 2023-B, 5.00%, due 5/1/2028	623,689
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	691,226
1,275,000	Series 2023-A, 4.00%, due 1/1/2042	1,222,135
		5,116,871

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Indiana 3.2%
$895,000	Anderson School Building Corp. (First Mortgage), Series 2018, (ST INTERCEPT), 5.00%, due 1/15/2026	$904,521
400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	422,909
1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	1,020,001
		2,347,431
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,072,709
Kentucky 6.7%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	201,841
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	763,785
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	768,461
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	630,820
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	495,308
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM), 5.00%, due 7/1/2028	1,021,322
1,000,000	Warren County School District General Obligation, Series 2024, (ST INTERCEPT), 5.00%, due 12/1/2029	1,074,307
		4,955,844
Louisiana 3.2%
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM), 5.00%, due 3/1/2027	520,351
755,000	Series 2018, (AGM), 5.00%, due 3/1/2028	788,758
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,033,595
		2,342,704
Maine 0.1%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	40,000 (a)(b)
Michigan 9.8%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,010,107
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	457,562
250,000	Series 2023-C, 6.00%, due 5/1/2043	272,000
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	71,593
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	108,993
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,020,882
500,000	Livonia Public School District General Obligation, Series 2016, (AGM), 5.00%, due 5/1/2028	509,416
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	727,281
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	285,336
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	994,388

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Michigan – cont'd
	Trenton Public School District General Obligation (School Building & Site)
$785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	$813,290
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,054,604
		7,325,452
Minnesota 2.5%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	320,403
410,000	Series 2022-A, 5.00%, due 6/15/2028	429,612
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	270,560
600,000	Series 2024, 5.25%, due 1/1/2054	615,585
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	197,171 (a)
		1,833,331
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	778,747
Missouri 3.5%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	985,718
	Saint Louis School District General Obligation
510,000	Series 2023, (AGM), 5.00%, due 4/1/2035	551,114
1,000,000	Series 2023, (AGM), 5.00%, due 4/1/2039	1,055,849
		2,592,681
New Hampshire 1.7%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	250,456
300,000	Series 2024-A, 5.38%, due 4/1/2049	290,504
325,000	Series 2024-A, 5.50%, due 4/1/2054	317,275
400,000	Series 2024-A, 5.63%, due 4/1/2059	396,804
		1,255,039
New Jersey 1.1%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	185,266
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	108,291
500,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2031	529,177
		822,734
New Mexico 1.4%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,047,581
New York 7.6%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	182,049 (c)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	188,832 (a)
555,000	Metropolitan Transportation Authority Revenue, (LOC: Barclays Bank PLC), Series 2015-E1, 2.55%, due 11/15/2050	555,000 (d)

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$975,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.45%, due 1/1/2034	$975,000 (d)
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,096
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	957,087
600,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), (LOC: State Street B&T Co.), Series 2010-DD3B, 2.60%, due 6/15/2043	600,000 (d)
	New York General Obligation
270,000	(LOC: U.S. Bank N.A.), Series 2008-L4, 2.60%, due 4/1/2038	270,000 (d)
300,000	Series 2012-2, 2.55%, due 4/1/2042	300,000 (d)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,072,329
500,000	Onondaga Civic Development Corp. Revenue Refunding (Crouse Health Hospital, Inc.), Series 2024-A, 5.13%, due 8/1/2044	436,234
		5,686,627
North Carolina 0.2%
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	179,433
Ohio 1.4%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	493,444
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	341,571
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	225,248 (a)
		1,060,263
Oklahoma 3.9%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	778,931
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	662,215
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	428,567
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2004, (BAM), 5.00%, due 10/1/2044	1,045,763
		2,915,476
Pennsylvania 5.7%
200,000	General Authority of Southcentral Pennsylvania Revenue Refunding (Wellspan Health Obligated Group), (LOC: U.S. Bank N.A.), Series 2019-E, 2.70%, due 6/1/2035	200,000 (d)
	Pennsylvania Housing Finance Agency Revenue
395,000	Series 2025-148A, 3.30%, due 10/1/2030	384,287
1,065,000	Series 2025-148A, 3.45%, due 10/1/2031	1,038,735
1,000,000	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue, Series 2018-127B, 2.85%, due 4/1/2026	993,793
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,614,318
		4,231,133
South Carolina 5.0%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,204,767

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
South Carolina – cont'd
$445,000	Series 2020, 5.00%, due 12/1/2027	$462,952
1,000,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	1,064,220
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	22,500 (a)(b)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	14,403 #(b)(e)(f)
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	986,702
		3,755,544
Tennessee 0.3%
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	223,526
Texas 11.1%
780,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	709,737
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,121,840
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	549,250
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	977,056
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	565,772
450,000	Klein Independent School District Refunding General Obligation (School House), Series 2015-A, (PSF-GTD), 4.00%, due 8/1/2029	450,410
	Texas Water Development Board Revenue (Master Trust)
795,000	Series 2020, 4.00%, due 10/15/2031	817,183
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,036,204
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM), 5.00%, due 8/15/2027	1,052,446
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,012,885
		8,292,783
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	429,899
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,070,687
470,251	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	432,872
		1,503,559
West Virginia 4.5%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	493,531
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	536,275
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	711,142
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	612,786

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
West Virginia – cont'd
$990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	$1,013,551
		3,367,285
Total Investments 99.1% (Cost $76,744,201)		73,768,698
Other Assets Less Liabilities 0.9%		682,280
Net Assets 100.0%		$74,450,978

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $1,373,322, which represents 1.8% of net assets of the Fund.

(b)	Defaulted security.
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2025.

(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $14,403, which represents 0.0% of net assets of the Fund.

#  This security is subject to restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $14,403, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2025	Fair Value Percentage of Net Assets as of 4/30/2025
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$171,258	$14,403	0.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$3,741,141	$14,403	$3,755,544
Other Municipal Notes#	—	70,013,154	—	70,013,154
Total Municipal Notes	—	73,754,295	14,403	73,768,698
Total Investments	$—	$73,754,295	$14,403	$73,768,698

#	The Schedule of Investments provides information on the state/territory categorization.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Municipal Notes(1)	$14	$—	$—	$—	$—	$—	$—	$—	$14	$—
Total	$14	$—	$—	$—	$—	$—	$—	$—	$14	$—
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$14,403	Market Approach	Recovery Value (of Par Value)	8.2%	8.2%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)

April 30, 2025

Principal Amount		Value
Municipal Notes 98.6%
Alabama 3.3%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$329,402
	Black Belt Energy Gas District Revenue
1,135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	1,180,312
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,107,100
1,380,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,464,075
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,045,574
		6,126,463
Arizona 0.3%
15,000	Maricopa County Industrial Development Authority Revenue Refunding (Banner Health Obligated Group), Series 2016-A, 5.00%, due 1/1/2029	15,933
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	458,271 (a)
		474,204
Arkansas 0.7%
755,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	531,745
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	850,239
		1,381,984
California 3.3%
1,000,000	California Community Choice Financing Authority Revenue (Clean Energy), Series 2024-B, 5.00%, due 1/1/2055 Putable 12/1/2032	1,031,320
1,386,534	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,368,220
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	300,843
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	26,777
525,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	543,206
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AGM), 5.00%, due 4/1/2027	119,495
280,000	Series 2017-A, (AGM), 5.00%, due 4/1/2032	287,713
2,400,000	Nuveen California AMT-Free Quality Municipal Income Fund Revenue, Series 2017-A, 4.07%, due 10/1/2047	2,400,000 (a)(b)
50,000	San Francisco City & County Redevelopment Agency Successor Agency Refunding (Community Facilities District No. 6), Series 2023, (AGM), 5.25%, due 8/1/2042	53,444
		6,131,018
Colorado 2.0%
900,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 2.45%, due 12/1/2052	900,000 (b)
130,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	134,294
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	945,317
810,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	893,183
340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	316,891

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Colorado – cont'd
$450,000	Westminster Public Schools Certificate of Participation, Series 2019, (AGM), 5.00%, due 12/1/2030	$470,161
		3,659,846
Connecticut 1.6%
705,000	Bridgeport Refunding General Obligation, Series 2024-A, (BAM), 5.00%, due 7/1/2031	769,054
1,395,000	Connecticut State Special Tax Revenue, Series 2024-A-2, 5.00%, due 7/1/2038	1,529,289
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	644,055
30,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	28,811
		2,971,209
Delaware 1.7%
3,000,000	Delaware State General Obligation, Series 2023-A, 5.00%, due 5/1/2028	3,180,966
District of Columbia 1.5%
1,850,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,926,970
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	824,055
		2,751,025
Florida 3.0%
700,000	Cape Coral Special Obligation Revenue Refunding, Series 2015, 4.00%, due 10/1/2030	702,008
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	180,490
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	271,635
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	78,603
10,000	Series 2024-A, 5.00%, due 8/1/2029	10,584
200,000	JEA Water & Sewer System Revenue Refunding, (LOC: U.S. Bank N.A.), Series 2008-A-1, 2.70%, due 10/1/2038	200,000 (b)
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	1,998,606
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	42,014
50,000	Series 2019, 5.00%, due 8/15/2034	52,024
10,000	Series 2019, 5.00%, due 8/15/2036	10,347
390,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	372,671
500,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	472,887 (a)
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	375,018
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	320,332
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	265,866
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	317,756
		5,670,841
Georgia 4.3%
5,000,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,248,249
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,376,482
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
345,000	Series 2019-A, 5.00%, due 1/1/2032	360,876

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Georgia – cont'd
$100,000	Series 2019-A, 5.00%, due 1/1/2033	$104,389
		8,089,996
Idaho 0.3%
500,000	Idaho Health Facilities Authority Revenue Refunding (St. Lukes Health System), (LOC: U.S. Bank N.A.), Series 2018-C, 2.70%, due 3/1/2048	500,000 (b)
Illinois 12.6%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	178,138
200,000	Chicago Refunding General Obligation, Series 2020-A, 5.00%, due 1/1/2026	201,333
	Cook County Sales Tax Revenue Refunding
4,340,000	Series 2021-A, 5.00%, due 11/15/2031	4,670,491
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,517,373
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	729,846
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	1,007,221
20,000	Series 2018, (BAM), 4.00%, due 12/1/2042	19,021
35,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	37,315
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,008,417
900,000	Series 2019, 4.00%, due 12/15/2031	901,174
	Illinois State General Obligation
3,580,000	Series 2017-D, 5.00%, due 11/1/2027	3,703,218
2,185,000	Series 2017-D, 5.00%, due 11/1/2028	2,255,303
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,878,321
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM), 4.00%, due 12/1/2026	400,118
1,785,000	Series 2020-A, (AGM), 4.00%, due 12/1/2027	1,804,983
975,000	Series 2020-A, (AGM), 4.00%, due 12/1/2028	983,971
585,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	607,761
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	535,685
1,060,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	1,016,050
		23,455,739
Indiana 1.7%
890,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	865,957
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	420,367
295,000	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue, Series 2020-B-1, (GNMA), 1.60%, due 1/1/2031	252,006
515,000	Indiana State Municipal Power Agency Revenue Refunding , Series 2016-C, 5.00%, due 1/1/2027	525,559
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,044,521
		3,108,410
Iowa 0.9%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,085,196

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Iowa – cont'd
$640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (FHLMC), (FNMA), (GNMA), 2.30%, due 1/1/2026	$630,512
		1,715,708
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	306,490
1,085,000	Series 2018, 5.00%, due 9/1/2027	1,130,526
		1,437,016
Kentucky 1.2%
1,250,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	1,298,146
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	866,951
120,000	Series 2023-A, 5.50%, due 11/1/2043	129,301
		2,294,398
Louisiana 0.4%
50,000	Louisiana Stadium & Exposition District Revenue Refunding, Series 2023-A, 5.00%, due 7/1/2037	53,547
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	737,365
		790,912
Maryland 1.8%
1,825,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,411,931
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	1,996,486
		3,408,417
Massachusetts 3.2%
2,180,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,452,962
1,450,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	1,482,105
1,970,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	2,119,735
		6,054,802
Michigan 1.2%
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	728,513
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	743,237
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	723,998
		2,195,748
Minnesota 1.1%
1,500,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	1,667,169
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	340,886
		2,008,055
Mississippi 0.2%
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	327,605
Missouri 0.6%
900,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	982,130

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Missouri – cont'd
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
$140,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	$135,713
85,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	81,624
		1,199,467
Nebraska 1.4%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,611,477
New Jersey 4.2%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,564,792
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,162,161
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	630,573
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,375,549
1,850,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,982,638
290,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	306,130
750,000	Newark General Obligation, Series 2020-A, (AGM), (ST AID WITHHLDG), 5.00%, due 10/1/2027	781,266
		7,803,109
New York 15.7%
140,000	Albany Capital Resource Corp. Revenue Refunding (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	140,087
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	331,111
200,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DB-8201, 2.65%, due 11/15/2046	200,000 (a)
100,000	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project), Series 2021, 4.00%, due 7/1/2036	96,749
635,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	698,590
115,000	Metropolitan Transportation Authority Dedicated Tax Fund Revenue Refunding, (LOC: TD Bank N.A.), Series 2008-A-2A, 2.50%, due 11/1/2026	115,000 (b)
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	830,497
850,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 2.45%, due 1/1/2034	850,000 (b)
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	505,762
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	1,975,580
1,000,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2023-DD, 5.25%, due 6/15/2047	1,054,961
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
100,000	Series 2015-C, 5.00%, due 11/1/2027 Pre-Refunded 5/1/2025	100,000
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,752,674
800,000	Series 2024-C, 5.00%, due 5/1/2041	858,017
1,525,000	Series 2024-C, 5.00%, due 5/1/2045	1,595,768
500,000	Series 2025-E, 5.00%, due 11/1/2036	553,203
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,835,444

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	$378,210
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	167,033
765,000	Series 2019, 5.00%, due 12/1/2038	795,617
370,000	Series 2019, 5.00%, due 12/1/2039	383,316
	New York General Obligation
1,100,000	(LOC: Barclays Bank PLC), Series 2017-B-5, 2.55%, due 10/1/2046	1,100,000 (b)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	93,902
1,300,000	Series 2019-B3, 2.50%, due 10/1/2046	1,300,000 (b)
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,969,588
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	259,505
	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	120,105
1,600,000	Series 2021-A, 2.75%, due 11/15/2041	1,187,296
1,275,000	New York State Dormitory Authority Revenue Refunding, Series 2024-A, 5.00%, due 3/15/2035	1,415,423
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,033,068
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	317,815 (a)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	328,864
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	289,262
150,000	Series 2022, 4.00%, due 7/1/2036	140,944
350,000	Series 2022, 4.00%, due 7/1/2039	316,374
350,000	Series 2022, 4.00%, due 7/1/2042	302,599
250,000	Triborough Bridge & Tunnel Authority Revenue, Series 2025-A, 5.50%, due 12/1/2059	265,121
800,000	Triborough Bridge & Tunnel Authority Revenue Refunding, (LOC: U.S. Bank N.A.), Series 2005-B-4C, 2.60%, due 1/1/2031	800,000 (b)
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	507,634
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	421,795
		29,386,914
North Carolina 1.1%
400,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 2.35%, due 1/15/2048	400,000 (b)
500,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Atrium Health), (LOC: Royal Bank of Canada), Series 2021-E, 2.40%, due 1/15/2042	500,000 (b)
1,000,000	Mecklenburg County Obligation Refunding, Series 2025-A, 5.00%, due 2/1/2037	1,125,743
		2,025,743
Ohio 1.0%
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
5,000	Series 2017-A, 5.00%, due 8/1/2027	5,197
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,376
10,000	Series 2020-A, 5.00%, due 12/1/2027	10,449
1,000,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	872,571
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	924,607

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Ohio – cont'd
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
$10,000	Series 2017-A, 5.00%, due 1/1/2027	$10,325
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,732
20,000	Series 2021-B, 5.00%, due 1/1/2034	21,769
		1,876,026
Oklahoma 1.9%
1,835,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,866,775
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,626,039
		3,492,814
Pennsylvania 6.4%
85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AGC), (ST AID WITHHLDG), 5.00%, due 1/15/2030	90,678
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	971,024
565,000	Series 2017, 5.00%, due 11/1/2029	582,668
500,000	Series 2017, 5.00%, due 11/1/2030	514,333
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AGM), 5.00%, due 12/15/2027	156,201
70,000	Series 2017-B, (AGM), 5.00%, due 12/15/2026	72,094
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM), 5.00%, due 12/15/2025	353,136
525,000	Series 2017, (AGM), 5.00%, due 12/15/2026	529,971
250,000	Series 2017, (AGM), 5.00%, due 12/15/2027	252,212
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,026,230
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,493,916
2,090,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,110,563
550,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	586,244
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
500,000	Series 2023-A, 5.00%, due 11/1/2034	545,790
35,000	Series 2023-A, 5.00%, due 11/1/2035	37,980
645,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	677,057
		12,000,097
Rhode Island 1.2%
1,000,000	Pawtucket General Obligation, Series 2024-2, 4.50%, due 10/24/2025	1,001,015
1,250,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	1,272,834
		2,273,849
South Carolina 0.7%
5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	5,186
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,381,279
		1,386,465

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Tennessee 0.7%
$1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	$1,027,236
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	298,249
		1,325,485
Texas 6.2%
115,000	Board of Regents of the University of Texas System Revenue, Series 2019-B, 5.00%, due 8/15/2049	123,488
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	606,651
450,000	East Montgomery County Improvement District Sales Tax Revenue, Series 2024, (AGC), 5.00%, due 8/15/2031	489,323
650,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	637,721
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	975,000
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AGM), 4.00%, due 9/1/2036	895,397
195,000	Series 2023, (AGM), 4.00%, due 9/1/2037	191,842
450,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	386,841
655,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	683,033
2,500,000	Killeen Independent School District General Obligation, Series 2018, (PSF-GTD), 5.00%, due 2/15/2037	2,561,136
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	260,579
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	896,695
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue, Series 2025-A, 6.50%, due 10/1/2060	486,143
245,000	Northlake Municipal Management District No. 1 General Obligation, Series 2024, (AGC), 4.00%, due 3/1/2031	249,619
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	291,272
1,730,000	Texas Water Development Board Revenue (Master Trust), Series 2022, 5.00%, due 10/15/2047	1,792,632
		11,527,372
Utah 2.2%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	684,466
380,000	Series 2018, 5.00%, due 5/1/2034	392,587
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019-A, 4.00%, due 10/15/2036	190,177
1,995,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NPFG), 5.00%, due 6/15/2031	2,167,176
575,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	576,009
		4,010,415
Virginia 1.8%
2,820,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	3,138,059
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	276,989
		3,415,048

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Washington 2.5%
$85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	$85,724
	Washington State General Obligation
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,134,314
2,500,000	Series 2024-C, 5.00%, due 2/1/2046	2,604,856
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	806,126
		4,631,020
West Virginia 1.8%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,231,306
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, (AGM), 5.38%, due 9/1/2053	1,566,235
500,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	516,100
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,117
		3,343,758
Wisconsin 2.1%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 2.75%, due 4/1/2055	1,500,000 (a)(b)
290,000	Oshkosh General Obligation, Series 2024-A, 5.00%, due 6/1/2031	316,463
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	409,061 (a)
481,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	478,544 (a)
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	441,476 (a)
750,000	University of Wisconsin Hospitals & Clinics Revenue Refunding, (LOC: JP Morgan Chase Bank N.A.), Series 2018-B, 2.35%, due 4/1/2048	750,000 (b)
		3,895,544
Total Investments 98.6% (Cost $190,462,098)		183,938,965
Other Assets Less Liabilities 1.4%		2,703,387
Net Assets 100.0%		$186,642,352

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $6,678,054, which represents 3.6% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$183,938,965	$—	$183,938,965
Total Investments	$—	$183,938,965	$—	$183,938,965

#	The Schedule of Investments provides information on the state/territory categorization.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)

April 30, 2025

Principal Amount(a)		Value
U.S. Treasury Obligations 6.4%
	U.S. Treasury Bonds
$4,120,000	3.88%, due 8/15/2040 - 2/15/2043	$3,793,781
1,525,000	2.00%, due 11/15/2041	1,057,909
1,200,000	3.38%, due 8/15/2042	1,016,953
1,170,000	3.63%, due 8/15/2043	1,016,255
1,135,000	4.38%, due 8/15/2043	1,094,388
1,120,000	4.50%, due 2/15/2044	1,094,406
2,685,000	4.63%, due 5/15/2044 - 11/15/2044	2,659,751
2,315,000	4.13%, due 8/15/2044 - 8/15/2053	2,121,778
890,000	2.25%, due 8/15/2046	588,686
1,155,000	1.38%, due 8/15/2050	576,011
390,000	1.88%, due 2/15/2051	221,538
945,000	2.38%, due 5/15/2051	605,834
2,580,000	2.88%, due 5/15/2052	1,838,048
1,230,000	3.00%, due 8/15/2052	899,245
1,280,000	4.25%, due 2/15/2054	1,185,250
	U.S. Treasury Inflation-Indexed Bonds
3,668,887	3.63%, due 4/15/2028	3,939,110 (b)
6,709,109	2.50%, due 1/15/2029	7,024,096 (b)
2,008,604	3.88%, due 4/15/2029	2,211,147 (b)
4,421,555	3.38%, due 4/15/2032	4,925,579 (b)
520,182	1.38%, due 2/15/2044	439,746 (b)
3,820,592	0.75%, due 2/15/2045	2,807,176 (b)
3,157,174	1.00%, due 2/15/2046 - 2/15/2049	2,349,094 (b)
2,431,818	0.88%, due 2/15/2047	1,774,142 (b)
3,542,827	0.25%, due 2/15/2050	2,068,702 (b)
2,702,316	0.13%, due 2/15/2051 - 2/15/2052	1,481,593 (b)
21,138,053	1.50%, due 2/15/2053	16,893,496 (b)
1,694,434	2.13%, due 2/15/2054	1,561,715 (b)
23,350,200	2.38%, due 2/15/2055	22,729,554 (b)
	U.S. Treasury Inflation-Indexed Notes
32,583,645	0.13%, due 10/15/2026 - 1/15/2032	30,879,455 (b)
7,445,410	1.25%, due 4/15/2028	7,479,792 (b)
1,406,160	2.38%, due 10/15/2028	1,469,285 (b)
5,041,325	0.88%, due 1/15/2029	4,981,551 (b)
161,697,396	2.13%, due 4/15/2029 - 1/15/2035	164,692,129 (b)
5,108,813	1.13%, due 1/15/2033	4,868,103 (b)
1,334,097	1.38%, due 7/15/2033	1,292,696 (b)
4,255,308	1.75%, due 1/15/2034	4,213,810 (b)
1,499,691	1.88%, due 7/15/2034	1,501,285 (b)
	U.S. Treasury Notes
7,210,000	4.50%, due 3/31/2026 - 11/15/2033	7,357,253
2,335,000	4.88%, due 5/31/2026	2,359,080
8,455,000	4.63%, due 10/15/2026 - 5/31/2031	8,680,085
5,755,000	0.50%, due 5/31/2027	5,398,909
7,670,000	2.75%, due 7/31/2027 - 5/31/2029	7,479,936
4,755,000	0.38%, due 7/31/2027	4,426,236
5,280,000	3.50%, due 1/31/2028 - 9/30/2029	5,260,008
6,585,000	1.25%, due 5/31/2028 - 8/15/2031	5,924,872
13,655,000	4.25%, due 2/28/2029 - 11/15/2034	13,893,419
6,775,000	4.00%, due 7/31/2029 - 1/31/2031	6,851,732

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$1,305,000	3.63%, due 8/31/2029	$1,302,145
1,460,000	3.88%, due 4/30/2030 - 8/15/2033	1,457,730
2,000,000	4.13%, due 7/31/2031	2,027,188
2,450,000	3.75%, due 8/31/2031	2,430,859
2,670,000	4.38%, due 5/15/2034	2,721,105
Total U.S. Treasury Obligations (Cost $386,728,015)		388,923,646
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,236,897
1,040,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	1,014,074
Total U.S. Government Agency Securities (Cost $3,607,861)		3,250,971

Mortgage-Backed Securities 51.7%
Collateralized Mortgage Obligations 13.9%
1,050,000	A&D Mortgage Trust, Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,057,981 (c)(d)
Chase Home Lending Mortgage Trust
4,335,975	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	4,355,702 (c)(d)
7,030,486	Series 2024-3, Class A6, 6.00%, due 2/25/2055	7,065,926 (c)(d)
7,757,880	Series 2024-4, Class A6, 6.00%, due 3/25/2055	7,827,603 (c)(d)
5,399,546	Series 2024-5, Class A6, 6.00%, due 4/25/2055	5,435,215 (c)(d)
6,585,667	Series 2024-10, Class A4A, 5.50%, due 10/25/2055	6,584,959 (c)(d)
9,125,596	Series 2024-11, Class A4, 6.00%, due 11/25/2055	9,214,473 (c)(d)
3,146,829	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	3,149,999 (c)(d)
1,354,818	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,383,223 (c)(d)
5,544,169	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	5,578,639 (c)
Cross Mortgage Trust
2,948,724	Series 2024-H8, Class A1, 5.55%, due 12/25/2069	2,956,257 (c)(d)
2,430,428	Series 2024-H8, Class A3, 5.96%, due 12/25/2069	2,440,043 (c)
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,249,516 (c)(d)
EFMT
3,218,530	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	3,199,908 (c)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,462,684 (c)(d)
Federal Home Loan Mortgage Corp. REMIC
3,507,830	Series 4117, Class IO, 4.00%, due 10/15/2042	642,160 (e)
2,352,033	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 1.54%, due 10/15/2046	346,631 (e)(f)
12,582,860	Series 5149, Class DI, 4.00%, due 10/25/2048	2,439,493 (e)
4,112,406	Series 4994, Class LI, 4.00%, due 12/25/2048	803,270 (e)
3,084,267	Series 5146, Class EC, 1.50%, due 2/25/2049	2,466,777
3,252,149	Series 4953, Class BI, 4.50%, due 2/25/2050	688,110 (e)
9,612,849	Series 4977, Class IO, 4.50%, due 5/25/2050	1,884,060 (e)
9,219,344	Series 4975, Class EI, 4.50%, due 5/25/2050	1,855,448 (e)
11,736,653	Series 5392, Class HI, 3.50%, due 7/25/2051	2,223,031 (e)
13,952,140	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 5.50%, due 8/25/2054	13,832,252 (f)
15,520,936	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	15,390,561 (f)
15,764,627	Series 5473, Class FH, (30 day USD SOFR Average + 1.15%), 5.50%, due 11/25/2054	15,634,801 (f)
16,613,680	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 6.00%, due 11/25/2054	16,644,755 (f)
7,750,984	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.85%, due 2/25/2055	7,762,708 (f)
16,831,710	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	16,861,795 (f)
16,588,845	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 6.00%, due 3/25/2055	16,612,357 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal Home Loan Mortgage Corp. STACR REMIC Trust
$3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.70%, due 9/25/2041	$3,051,570 (c)(f)
7,644,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.75%, due 10/25/2041	7,832,978 (c)(f)
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.15%, due 11/25/2041	3,390,252 (c)(f)
11,002,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 8.00%, due 11/25/2041	11,304,555 (c)(f)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2041	2,503,606 (c)(f)
18,564,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 1/25/2042	18,819,255 (c)(f)
4,200,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 6.75%, due 2/25/2042	4,287,276 (c)(f)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 2/25/2042	13,807,598 (c)(f)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 2/25/2042	2,897,091 (c)(f)
14,125,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 9.60%, due 3/25/2042	14,966,967 (c)(f)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 11.35%, due 3/25/2042	8,140,400 (c)(f)
617,660	Series 2022-DNA3, Class M1A, (30 day USD SOFR Average + 2.00%), 6.35%, due 4/25/2042	625,091 (c)(f)
500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.25%, due 4/25/2042	513,187 (c)(f)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.70%, due 4/25/2042	13,576,748 (c)(f)
8,780,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 10.00%, due 4/25/2042	9,327,170 (c)(f)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 10.60%, due 5/25/2042	6,187,660 (c)(f)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 8.85%, due 6/25/2042	5,288,690 (c)(f)
10,972,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.05%, due 9/25/2042	11,485,707 (c)(f)
5,000,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 10.10%, due 9/25/2042	5,448,800 (c)(f)
8,395,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2044	8,431,599 (c)(f)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 6.35%, due 3/25/2044	9,851,282 (c)(f)
5,474,000	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.80%, due 10/25/2044	5,451,286 (c)(f)
979,695	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 5.40%, due 1/25/2045	975,723 (c)(f)
917,526	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 5.50%, due 2/25/2045	914,954 (c)(f)
Federal National Mortgage Association Connecticut Avenue Securities Trust
268,876	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 7.02%, due 12/25/2030	272,778 (f)
1,525,579	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 6.82%, due 1/25/2031	1,536,562 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 7.47%, due 1/25/2040	$2,250,031 (c)(f)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.72%, due 1/25/2040	11,559,735 (c)(f)
8,605,000	Series 2021-R01, Class 1B1, (30 day USD SOFR Average + 3.10%), 7.45%, due 10/25/2041	8,742,164 (c)(f)
6,710,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.00%, due 12/25/2041	6,722,588 (c)(f)
9,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.25%, due 12/25/2041	9,545,460 (c)(f)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 7.10%, due 12/25/2041	5,239,095 (c)(f)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.85%, due 1/25/2042	18,129,304 (c)(f)
13,257,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 7.45%, due 3/25/2042	13,612,257 (c)(f)
8,509,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.85%, due 3/25/2042	8,791,897 (c)(f)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 10.60%, due 3/25/2042	5,387,500 (c)(f)
10,945,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.70%, due 5/25/2042	11,871,932 (c)(f)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 7.95%, due 7/25/2042	4,159,397 (c)(f)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.95%, due 7/25/2042	9,016,722 (c)(f)
6,543,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 8.10%, due 12/25/2042	6,855,821 (c)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.70%, due 1/25/2043	6,692,666 (c)(f)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.90%, due 1/25/2043	1,869,146 (c)(f)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.70%, due 5/25/2043	6,463,835 (c)(f)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 9.10%, due 6/25/2043	13,003,371 (c)(f)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 7.05%, due 7/25/2043	4,636,268 (c)(f)
772,624	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 5.40%, due 1/25/2044	769,972 (c)(f)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 7.05%, due 1/25/2044	1,999,687 (c)(f)
6,091,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 6.05%, due 1/25/2045	5,946,567 (c)(f)
1,113,280	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 5.50%, due 2/25/2045	1,113,992 (c)(f)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2045	7,494,340 (c)(f)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 6.30%, due 2/25/2045	5,137,875 (c)(f)
Federal National Mortgage Association Interest Strip
6,666,037	Series 418, Class C24, 4.00%, due 8/25/2043	1,231,357 (e)
18,132,801	Series 437, Class C29, 3.37%, due 5/25/2053	2,924,861 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal National Mortgage Association REMIC
$5,969,353	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 1.63%, due 12/25/2044	$780,591 (e)(f)
6,104,007	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 1.63%, due 7/25/2049	678,268 (e)(f)
11,819,080	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,085,327 (e)
8,610,774	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 5.35%, due 3/25/2053	8,517,569 (f)
11,283,208	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 3/25/2054	11,198,199 (f)
14,501,304	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 5.52%, due 9/25/2054	14,426,954 (f)
19,247,098	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 5.35%, due 10/25/2054	18,977,656 (f)
13,937,870	Series 2024-76, Class JF, (30 day USD SOFR Average + 1.25%), 5.60%, due 11/25/2054	13,906,228 (f)
16,187,490	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 6.00%, due 2/25/2055	16,223,552 (f)
2,751,188	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 6.00%, due 2/25/2055	2,755,873 (f)
Government National Mortgage Association REMIC
4,030,889	Series 2015-187, Class AI, 4.50%, due 12/20/2045	843,414 (e)
6,918,539	Series 2020-86, Class WK, 1.00%, due 6/20/2050	5,294,603
8,235,030	Series 2020-107, Class AB, 1.00%, due 7/20/2050	6,251,326
6,957,974	Series 2020-112, Class KA, 1.00%, due 8/20/2050	5,299,530
7,693,212	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,164,828 (e)
6,132,141	Series 2021-103, Class HE, 2.00%, due 6/20/2051	5,055,490
6,369,409	Series 2021-119, Class NC, 1.50%, due 7/20/2051	5,256,441
17,985,459	Series 2021-139, Class IE, 3.50%, due 8/20/2051	3,446,642 (e)
13,340,777	Series 2021-177, Class IG, 3.50%, due 10/20/2051	2,052,118 (e)
9,740,736	Series 2022-29, Class PI, 3.50%, due 2/20/2052	1,249,077 (e)
4,536,723	Series 2024-61, Class FA, (30 day USD SOFR Average + 1.15%), 5.50%, due 4/20/2054	4,529,751 (f)
11,545,165	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.95%, due 1/20/2055	11,548,431 (f)
JP Morgan Mortgage Trust
2,681,368	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	2,679,792 (c)(d)
5,055,046	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	5,077,605 (c)(d)
969,983	Series 2025-2, Class A4, 6.00%, due 7/25/2055	979,383 (c)(d)
5,491,442	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	5,487,364 (c)(d)
14,219,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,277,978 (c)
Morgan Stanley Residential Mortgage Loan Trust
1,179,833	Series 2024-2, Class A5, 6.00%, due 3/25/2054	1,182,258 (c)(d)
2,113,625	Series 2024-3, Class A2, 6.00%, due 7/25/2054	2,122,961 (c)(d)
3,411,839	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	3,392,954 (c)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,159,763 (c)(d)
6,946,504	Series 2024-NQM5, Class A1, 5.65%, due 10/25/2069	6,975,094 (c)(d)
2,339,129	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	2,349,737 (c)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,390,038 (c)(d)
7,627,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,598,943 (c)
8,741,941	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	8,684,748 (c)
NYMT Loan Trust
2,762,914	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,771,897 (c)(d)
5,516,217	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	5,534,435 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
OBX Trust
$6,350,000	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	$6,365,797 (c)
6,921,501	Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	5,831,286 (c)(d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,005,537 (c)(d)
Sequoia Mortgage Trust
6,448,391	Series 2024-4, Class A10, 6.00%, due 5/25/2054	6,467,647 (c)(d)
2,345,159	Series 2024-7, Class A12, 5.50%, due 8/25/2054	2,341,281 (c)(d)
9,952,356	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	8,518,167 (c)(d)
19,131,833	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	16,402,725 (c)(d)
4,969,102	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,720,773 (c)
Verus Securitization Trust
17,976,075	Series 2021-6, Class A1, 1.63%, due 10/25/2066	15,475,216 (c)(d)
4,623,109	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,981,897 (c)(d)
2,578,168	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,508,060 (c)(d)
3,049,948	Series 2024-5, Class A1, 6.19%, due 6/25/2069	3,076,841 (c)
3,561,625	Series 2024-5, Class A2, 6.45%, due 6/25/2069	3,595,281 (c)
6,377,236	Series 2024-7, Class A1, 5.10%, due 9/25/2069	6,342,533 (c)(d)
4,415,865	Series 2024-7, Class A3, 5.40%, due 9/25/2069	4,390,436 (c)
1,016,278	Series 2024-8, Class A2, 5.62%, due 10/25/2069	1,015,639 (c)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,213,163 (c)(d)
3,111,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	3,121,722 (c)(d)
851,687,781
Commercial Mortgage-Backed 8.6%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.23%, due 8/10/2035	5,991,854 (c)(d)
6,800,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 7.22%, due 8/15/2039	6,798,645 (c)(f)
BANK
5,302,000	Series 2019-BN17, Class C, 4.66%, due 4/15/2052	4,921,498 (d)
1,376,000	Series 2021-BN38, Class C, 3.33%, due 12/15/2064	1,108,483 (d)
BANK5
2,647,000	Series 2024-5YR5, Class B, 6.54%, due 2/15/2029	2,711,480 (d)
2,138,000	Series 2023-5YR3, Class C, 7.56%, due 9/15/2056	2,203,175 (d)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,495,467 (c)
3,843,000	Series 2024-5YR7, Class B, 6.94%, due 6/15/2057	4,018,717
3,039,000	Series 2024-5YR12, Class C, 6.50%, due 12/15/2057	3,075,258 (d)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,820,931
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 5.24%, due 3/15/2037	2,419,021 (c)(f)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 5.49%, due 3/15/2037	3,284,968 (c)(f)
92,194,438	Series 2021-C11, Class XA, 1.47%, due 9/15/2054	5,398,584 (d)(e)
32,879,097	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	2,282,421 (d)(e)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,110,001 (d)
Benchmark Mortgage Trust
1,600,000	Series 2020-B16, Class C, 3.52%, due 2/15/2053	1,279,790 (d)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	217,164
2,709,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	2,058,739 (d)
46,971,963	Series 2021-B30, Class XA, 0.91%, due 11/15/2054	1,927,419 (d)(e)
6,658,000	Series 2024-V7, Class B, 7.08%, due 5/15/2056	7,065,936 (d)
2,077,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	2,166,716 (d)
1,509,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	1,535,290 (d)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,501,329

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	$2,239,934
7,358,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	7,735,274 (d)
BLP Commercial Mortgage Trust
15,312,000	Series 2025-IND, Class A, (1 mo. USD Term SOFR + 1.20%), 5.52%, due 3/15/2042	15,032,003 (c)(f)
1,832,000	Series 2025-IND, Class C, (1 mo. USD Term SOFR + 1.80%), 6.12%, due 3/15/2042	1,767,453 (c)(f)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,390,068 (d)
2,250,000	Series 2024-5C3, Class C, 7.09%, due 2/15/2057	2,250,068 (d)
1,305,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,293,876 (d)
1,875,000	Series 2025-5C10, Class D, 4.50%, due 5/15/2058	1,566,181 (c)(g)
BPR Trust
1,390,000	Series 2022-OANA, Class C, (1 mo. USD Term SOFR + 2.70%), 7.02%, due 4/15/2037	1,384,772 (c)(f)
8,314,452	Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.02%, due 4/15/2037	8,231,235 (c)(f)
1,928,113	BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.45%, due 3/10/2033	1,836,554 (c)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 6.26%, due 5/15/2034	4,897,155 (c)(f)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.81%, due 5/15/2034	5,587,233 (c)(f)
1,000,000	Series 2021-VOLT, Class A, (1 mo. USD Term SOFR + 0.81%), 5.14%, due 9/15/2036	990,625 (c)(f)
2,106,637	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.09%, due 9/15/2036	2,075,037 (c)(f)
3,571,000	Series 2021-VOLT, Class E, (1 mo. USD Term SOFR + 2.11%), 6.44%, due 9/15/2036	3,512,971 (c)(f)
9,788,000	Series 2021-VOLT, Class F, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 9/15/2036	9,584,589 (c)(f)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 6.26%, due 2/15/2039	424,573 (c)(f)
2,470,848	Series 2024-XL4, Class C, (1 mo. USD Term SOFR + 2.19%), 6.51%, due 2/15/2039	2,463,127 (c)(f)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 7.01%, due 2/15/2039	7,130,225 (c)(f)
2,040,625	Series 2023-XL3, Class D, (1 mo. USD Term SOFR + 3.59%), 7.91%, due 12/9/2040	2,041,263 (c)(f)
6,822,509	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.01%, due 3/15/2041	6,732,963 (c)(f)
1,000,000	Series 2024-GPA2, Class A, (1 mo. USD Term SOFR + 1.54%), 5.86%, due 11/15/2041	999,688 (c)(f)
7,230,000	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 6.51%, due 11/15/2041	7,211,925 (c)(f)
BX Trust
9,937,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 7/15/2029	9,539,122 (c)(f)
1,000,000	Series 2025-ROIC, Class A, (1 mo. USD Term SOFR + 1.14%), 5.47%, due 3/15/2030	980,484 (c)(f)
13,514,000	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 3/15/2030	13,024,590 (c)(f)
793,182	Series 2021-LBA, Class AV, (1 mo. USD Term SOFR + 0.91%), 5.24%, due 2/15/2036	786,242 (c)(f)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.96%, due 2/15/2041	9,555,795 (c)(f)
1,320,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,234,342 (c)
5,000,000	Series 2019-OC11, Class E, 4.08%, due 12/9/2041	4,508,281 (c)(d)
7,600,000	BXP Trust, Series 2017-GM, Class C, 3.54%, due 6/13/2039	7,207,370 (c)(d)
CAMB Commercial Mortgage Trust
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 6.37%, due 12/15/2037	2,360,646 (c)(f)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.17%, due 12/15/2037	4,481,983 (c)(f)
CHI Commercial Mortgage Trust
4,092,000	Series 2025-SFT, Class B, 6.07%, due 4/15/2042	4,094,040 (c)(d)
1,835,000	Series 2025-SFT, Class C, 6.82%, due 4/15/2042	1,843,462 (c)(d)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	2,479,398 (c)(d)
2,776,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	2,800,818 (c)(d)
1,843,000	Series 2017-P8, Class C, 4.40%, due 9/15/2050	1,612,949 (d)
COMM Mortgage Trust
3,733,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	3,752,036 (c)(d)
5,507,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	5,842,609 (c)(d)
1,795,405	Series 2014-UBS3, Class XA, 0.77%, due 6/10/2047	29 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
CONE Trust
$3,816,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 5.96%, due 8/15/2041	$3,796,903 (c)(f)
2,900,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 7.36%, due 8/15/2041	2,871,171 (c)(f)
8,610,663	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class XA, 0.70%, due 6/15/2057	91 (d)(e)
Eleven Madison Trust Mortgage Trust
5,646,000	Series 2015-11MD, Class A, 3.67%, due 9/10/2035	5,583,473 (c)(d)
2,433,000	Series 2015-11MD, Class D, 3.67%, due 9/10/2035	2,370,126 (c)(d)
ELM Trust
6,141,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	6,178,754 (c)(d)
3,950,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	3,974,255 (c)(d)
Fashion Show Mall LLC
3,641,000	Series 2024-SHOW, Class B, 5.83%, due 10/10/2041	3,685,103 (c)(d)
2,403,000	Series 2024-SHOW, Class C, 6.28%, due 10/10/2041	2,409,758 (c)(d)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	2,799,853 (e)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	1,397,926 (d)(e)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	4,017,803 (d)(e)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	772,007 (d)(e)
2,930,743	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 7.20%, due 5/25/2044	2,961,783 (c)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.19%, due 10/25/2028	243,511 (d)(e)
77,922,000	Series K085, Class XAM, 0.20%, due 10/25/2028	264,810 (d)(e)
4,982,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.21%, due 3/15/2039	4,958,647 (c)(f)
GS Mortgage Securities Trust
24,318	Series 2011-GC5, Class XA, 0.09%, due 8/10/2044	16 (c)(d)(e)
2,028,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	1,964,734 (d)
3,237,000	Series 2016-GS2, Class C, 4.85%, due 5/10/2049	3,111,388 (d)
12,261,841	Series 2015-GC30, Class XA, 0.66%, due 5/10/2050	135 (d)(e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,110,635
3,284,000	Series 2019-GC42, Class C, 3.82%, due 9/10/2052	2,795,264 (d)
1,222,000	GWT Trust, Series 2024-WLF2, Class A, (1 mo. USD Term SOFR + 1.69%), 6.01%, due 5/15/2041	1,221,618 (c)(f)
Hilton USA Trust
1,534,500	Series 2016-HHV, Class C, 4.33%, due 11/5/2038	1,503,876 (c)(d)
3,000,000	Series 2016-HHV, Class E, 4.33%, due 11/5/2038	2,876,002 (c)(d)
1,000,000	Series 2016-HHV, Class B, 4.33%, due 11/5/2038	983,833 (c)(d)
Hudson Yards Mortgage Trust
1,035,000	Series 2016-10HY, Class A, 2.84%, due 8/10/2038	1,006,039 (c)
2,691,058	Series 2016-10HY, Class C, 3.08%, due 8/10/2038	2,601,603 (c)(d)
2,846,000	Series 2025-SPRL, Class C, 6.15%, due 1/13/2040	2,923,633 (c)(d)
2,357,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	2,425,441 (c)(d)
1,366,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	1,394,281 (c)(d)
18,120,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 6.57%, due 3/15/2042	17,734,950 (c)(f)
8,722,000	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	8,608,618 (c)(d)
JP Morgan Chase Commercial Mortgage Securities Trust
800,000	Series 2016-NINE, Class A, 2.95%, due 9/6/2038	777,653 (c)(d)
6,038,000	Series 2022-OPO, Class D, 3.56%, due 1/5/2039	4,948,633 (c)(d)
346,000	Series 2022-OPO, Class C, 3.56%, due 1/5/2039	292,467 (c)(d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Manhattan West Mortgage Trust
$7,703,000	Series 2020-1MW, Class D, 2.41%, due 9/10/2039	$7,081,849 (c)(d)
6,402,000	Series 2020-1MW, Class C, 2.41%, due 9/10/2039	5,951,801 (c)(d)
4,677,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 6.61%, due 5/15/2041	4,594,165 (c)(f)
Morgan Stanley Bank of America Merrill Lynch Trust
2,614,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,493,266 (d)
5,156,000	Series 2025-5C1, Class C, 6.86%, due 3/15/2058	5,218,257 (d)
Morgan Stanley Capital I Trust
3,130,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 5.89%, due 12/15/2038	2,917,399 (c)(f)
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,231,058
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,328,893 (d)
4,767,000	Series 2018-L1, Class AS, 4.64%, due 10/15/2051	4,668,821 (d)
2,136,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	1,947,495 (d)
MSWF Commercial Mortgage Trust
2,302,000	Series 2023-1, Class C, 6.91%, due 5/15/2056	2,323,276 (d)
1,812,000	Series 2023-2, Class C, 7.25%, due 12/15/2056	1,853,731 (d)
2,420,000	NXPT Commercial Mortgage Trust, Series 2024-STOR, Class C, 5.15%, due 11/5/2041	2,374,161 (c)(d)
1,330,000	NY Commercial Mortgage Trust, Series 2025-299P, Class C, 6.38%, due 2/10/2047	1,319,414 (c)(d)
NYC Commercial Mortgage Trust
1,002,000	Series 2025-3BP, Class A, (1 mo. USD Term SOFR + 1.21%), 5.53%, due 2/15/2042	991,463 (c)(f)
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 6.21%, due 2/15/2042	4,511,470 (c)(f)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.76%, due 2/15/2042	4,997,801 (c)(f)
One Market Plaza Trust
1,296,545	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	1,222,676 (c)
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,373,668 (c)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,513,904 (c)
ONE Mortgage Trust
1,537,000	Series 2021-PARK, Class D, (1 mo. USD Term SOFR + 1.61%), 5.94%, due 3/15/2036	1,421,994 (c)(f)
4,391,000	Series 2021-PARK, Class E, (1 mo. USD Term SOFR + 1.86%), 6.19%, due 3/15/2036	4,019,687 (c)(f)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	6,940,917 (c)(d)
1,732,952	OPEN Trust, Series 2023-AIR, Class A, (1 mo. USD Term SOFR + 3.09%), 7.41%, due 11/15/2040	1,731,869 (c)(f)
ORL Trust
1,000,000	Series 2024-GLKS, Class A, (1 mo. USD Term SOFR + 1.49%), 5.81%, due 12/15/2039	993,750 (c)(f)
5,189,000	Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 7.11%, due 12/15/2039	5,130,624 (c)(f)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,430,800 (c)
9,192,000	SDAL Trust, Series 2025-DAL, Class C, (1 mo. USD Term SOFR + 3.94%), 8.24%, due 4/15/2042	9,177,574 (c)(f)
SFO Commercial Mortgage Trust
6,834,000	Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 5.59%, due 5/15/2038	6,735,761 (c)(f)
4,440,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.94%, due 5/15/2038	4,273,500 (c)(f)
1,651,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 6.24%, due 5/15/2038	1,580,833 (c)(f)
2,473,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.84%, due 5/15/2038	2,361,771 (c)(f)
TCO Commercial Mortgage Trust
8,640,000	Series 2024-DPM, Class B, (1 mo. USD Term SOFR + 1.59%), 5.91%, due 12/15/2039	8,553,600 (c)(f)
3,121,000	Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 6.31%, due 12/15/2039	3,034,308 (c)(f)
3,369,000	TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A, (1 mo. USD Term SOFR + 1.29%), 5.61%, due 4/15/2042	3,327,625 (c)(f)
9,331,000	TRTX Issuer Ltd., Series 2025-FL6, Class A, (1 mo. USD Term SOFR + 1.54%), 5.87%, due 9/18/2042	9,237,597 (c)(f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
	U.S. Bank NA
$5,893,231	Series 2025-SUP1, Class C, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2032	$5,905,144 (c)(f)
4,418,753	Series 2025-SUP1, Class D, (30 day USD SOFR Average + 2.70%), 7.05%, due 2/25/2032	4,430,330 (c)(f)
	Wells Fargo Commercial Mortgage Trust
3,709,000	Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	3,711,748 (c)(d)
2,914,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	2,891,797 (c)(d)
1,730,000	Series 2016-NXS6, Class C, 4.54%, due 11/15/2049	1,648,115 (d)
5,525,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	5,084,599
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,054,579 (d)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.10%, due 6/15/2046	1,029 (d)(e)
1,659,872	Series 2014-C22, Class XA, 0.39%, due 9/15/2057	327 (d)(e)
		526,037,113
Federal Home Loan Mortgage Corp. 3.8%
	Pass-Through Certificates
12,874,206	2.50%, due 9/1/2051 - 4/1/2052	10,756,010
23,533,790	3.00%, due 11/1/2050 - 8/1/2052	20,494,266
16,030,808	3.50%, due 6/1/2052 - 7/1/2052	14,508,409
13,128,265	4.00%, due 9/1/2052	12,280,186
10,228,973	4.50%, due 8/1/2052 - 1/1/2054	9,795,717
36,307,018	5.00%, due 10/1/2052 - 5/1/2053	35,642,162
54,972,045	5.50%, due 11/1/2052 - 10/1/2054	55,081,675
75,037,978	6.00%, due 12/1/2052 - 5/1/2054	76,410,680
		234,969,105
Federal National Mortgage Association 6.2%
	Pass-Through Certificates
25,142,310	2.50%, due 1/1/2052 - 4/1/2052	21,028,186
62,330,711	3.00%, due 6/1/2050 - 7/1/2052	54,273,330
46,061,221	3.50%, due 8/1/2051 - 7/1/2052	41,787,292
13,938,400	4.00%, due 2/1/2052 - 6/1/2052	13,028,864
39,124,298	4.50%, due 7/1/2052 - 8/1/2053	37,483,914
41,103,505	5.00%, due 8/1/2052 - 4/1/2053	40,404,160
67,577,066	5.50%, due 12/1/2052 - 1/1/2055	67,744,048
103,992,650	6.00%, due 1/1/2053 - 8/1/2054	105,918,942
		381,668,736
Government National Mortgage Association 2.5%
	Pass-Through Certificates
220	7.00%, due 8/15/2032	232
67,375,000	5.00%, TBA, 30 Year Maturity	66,084,647 (h)
71,175,000	5.50%, TBA, 30 Year Maturity	71,136,908 (h)
15,665,000	6.00%, TBA, 30 Year Maturity	15,843,067 (h)
		153,064,854
Uniform Mortgage-Backed Securities 16.7%
	Pass-Through Certificates
145,485,000	2.50%, TBA, 30 Year Maturity	120,922,880 (h)
68,085,000	3.50%, TBA, 30 Year Maturity	61,439,065 (h)
191,690,000	4.00%, TBA, 30 Year Maturity	178,625,167 (h)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Uniform Mortgage-Backed Securities – cont'd
$120,095,000	4.50%, TBA, 30 Year Maturity	$114,840,881 (h)
113,635,000	5.00%, TBA, 30 Year Maturity	111,227,781 (h)
206,170,000	5.50%, TBA, 30 Year Maturity	205,724,924 (h)
224,725,000	6.00%, TBA, 30 Year Maturity	227,963,552 (h)
1,020,744,250
Total Mortgage-Backed Securities (Cost $3,200,770,800)		3,168,171,839
Asset-Backed Securities 10.5%
Automobiles 1.7%
Ally Bank Auto Credit-Linked Notes
1,214,933	Series 2024-A, Class C, 6.02%, due 5/17/2032	1,230,440 (c)
595,752	Series 2024-A, Class D, 6.32%, due 5/17/2032	601,816 (c)
1,807,338	Series 2024-A, Class E, 7.92%, due 5/17/2032	1,828,737 (c)
628,241	Series 2024-B, Class C, 5.22%, due 9/15/2032	629,855 (c)
2,649,888	Series 2024-B, Class E, 6.68%, due 9/15/2032	2,650,850 (c)
Avis Budget Rental Car Funding AESOP LLC
2,220,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	2,223,129 (c)
3,423,000	Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,463,409 (c)
3,130,000	Series 2023-8A, Class B, 6.66%, due 2/20/2030	3,254,112 (c)
3,636,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	3,694,205 (c)
1,878,036	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.85%, due 12/26/2031	1,879,996 (c)(f)
524,189	BMW Vehicle Lease Trust, Series 2024-2, Class A2B, (30 day USD SOFR Average + 0.42%), 4.77%, due 1/25/2027	523,932 (f)
221,154	BofA Auto Trust, Series 2024-1A, Class A2, 5.57%, due 12/15/2026	221,604 (c)
274,261	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 4.66%, due 10/15/2027	274,139 (f)
12,844	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	12,855
265,666	CarMax Auto Owner Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.79%, due 12/15/2027	265,543 (f)
269,908	Citizens Auto Receivables Trust, Series 2024-2, Class A2A, 5.54%, due 11/16/2026	270,373 (c)
14,233,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,254,704
19,757	Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, due 11/16/2026	19,766
2,477,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.59%, due 6/15/2027	2,405,371 (c)
361,186	Ford Credit Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 2/15/2027	361,078 (f)
Ford Credit Auto Owner Trust
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 8/15/2027	574,724 (f)
290,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.75%, due 12/15/2027	289,703 (f)
20,460	GECU Auto Receivables Trust, Series 2023-1A, Class A2, 5.95%, due 3/15/2027	20,487 (c)
2,746,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.95%, due 12/17/2029	2,793,618 (c)
GLS Auto Select Receivables Trust
500,000	Series 2023-1A, Class A3, 5.96%, due 10/16/2028	506,377 (c)
1,900,000	Series 2024-4A, Class C, 4.75%, due 11/15/2030	1,893,400 (c)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,738,055 (c)
544,366	GM Financial Automobile Leasing Trust, Series 2024-3, Class A2B, (30 day USD SOFR Average + 0.47%), 4.82%, due 1/20/2027	543,750 (f)
539,534	GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.75%, due 10/18/2027	539,334 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$69,406	Harley-Davidson Motorcycle Trust, Series 2024-A, Class A2, 5.65%, due 2/16/2027	$69,561
10,716	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	10,720
Huntington Bank Auto Credit-Linked Notes
5,972,961	Series 2024-1, Class B1, 6.15%, due 5/20/2032	6,047,546 (c)
700,442	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 5.70%, due 10/20/2032	699,399 (c)(f)
1,864,934	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.95%, due 10/20/2032	1,858,900 (c)(f)
Hyundai Auto Receivables Trust
139,643	Series 2023-C, Class A2A, 5.80%, due 1/15/2027	139,907
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 9/15/2027	574,807 (f)
292,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 4.68%, due 12/15/2027	291,587 (f)
Mercedes-Benz Auto Lease Trust
439,143	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.44%), 4.78%, due 12/15/2026	438,920 (f)
282,331	Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.42%), 4.76%, due 2/16/2027	282,172 (f)
72,153	Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A2, 5.92%, due 11/16/2026	72,249
575,000	Nissan Auto Receivables Owner Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.72%, due 6/15/2027	574,739 (f)
475,022	Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A2B, (30 day USD SOFR Average + 0.28%), 4.63%, due 1/24/2028	474,362 (c)(f)
498,220	Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A2B, (30 day USD SOFR Average + 0.44%), 4.79%, due 12/21/2026	498,027 (c)(f)
7,355,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	7,175,652 (c)
Santander Drive Auto Receivables Trust
2,132,000	Series 2024-1, Class C, 5.45%, due 3/15/2030	2,154,643
15,813,000	Series 2025-1, Class D, 5.43%, due 3/17/2031	15,870,011
SBNA Auto Lease Trust
6,366	Series 2024-A, Class A2, 5.45%, due 1/20/2026	6,369 (c)
2,274	Series 2023-A, Class A2, 6.27%, due 4/20/2026	2,276 (c)
84,921	SCCU Auto Receivables Trust, Series 2024-1A, Class A2, 5.45%, due 12/15/2027	85,137 (c)
SFS Auto Receivables Securitization Trust
377,424	Series 2024-2A, Class A2, 5.71%, due 10/20/2027	378,291 (c)
4,009,000	Series 2024-1A, Class C, 5.51%, due 1/20/2032	4,079,266 (c)
226,630	Tesla Auto Lease Trust, Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.59%), 4.94%, due 1/20/2027	226,663 (c)(f)
Toyota Auto Receivables Owner Trust
143,097	Series 2023-D, Class A2A, 5.80%, due 11/16/2026	143,378
524,622	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.73%, due 8/16/2027	524,541 (f)
565,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 11/15/2027	564,596 (f)
2,995,192	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	3,034,213 (c)
371,411	Volkswagen Auto Lease Trust, Series 2024-A, Class A2B, (30 day USD SOFR Average + 0.47%), 4.82%, due 12/21/2026	370,880 (f)
Volkswagen Auto Loan Enhanced Trust
280,000	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.71%, due 11/22/2027	279,742 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$290,000	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.79%, due 1/20/2028	$289,946 (f)
7,858,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.54%, due 11/15/2030	7,903,156 (c)
World Omni Auto Receivables Trust
505,796	Series 2024-C, Class A2A, 4.78%, due 1/18/2028	505,933
565,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 4/17/2028	564,447 (f)
292,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.73%, due 12/15/2027	291,573 (f)
106,448,971
Credit Card 0.0%‡
2,170,000	BA Credit Card Trust, Series 2023-A1, Class A1, 4.79%, due 5/15/2028	2,182,238
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 5.21%, due 5/14/2029	276,485 (f)
560,000	Evergreen Credit Card Trust, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 5.03%, due 7/17/2028	560,525 (c)(f)
275,000	Trillium Credit Card Trust II, Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.75%), 5.11%, due 12/26/2028	275,383 (c)(f)
3,294,631
Home Equity 0.7%
JP Morgan Mortgage Trust
1,790,000	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 6.60%, due 3/20/2054	1,804,109 (c)(f)
2,600,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 6.45%, due 5/25/2054	2,611,778 (c)(f)
644,000	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.85%, due 5/25/2054	648,355 (c)(f)
2,156,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 6.35%, due 8/25/2054	2,166,035 (c)(f)
1,606,000	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.75%, due 8/25/2054	1,617,160 (c)(f)
805,935	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 5.55%, due 10/20/2054	805,164 (c)(f)
927,412	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 5.50%, due 7/20/2055	926,685 (c)(f)
OBX Trust
11,062,357	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.95%, due 2/25/2055	11,022,891 (c)(f)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 6.25%, due 2/25/2055	1,863,750 (c)(f)
Towd Point Mortgage Trust
7,698,171	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	7,728,136 (c)
889,325	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	893,533 (c)
7,894,681	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	7,958,203 (c)
40,045,799
Other 7.9%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.36%, due 10/15/2039	2,928,365 (c)(f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.54%, due 4/15/2038	$1,393,153 (c)(f)
3,150,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.46%), 11.72%, due 10/15/2034	3,066,298 (c)(f)
AASET Trust
421,131	Series 2020-1A, Class A, 3.35%, due 1/16/2040	404,348 (c)
6,381,120	Series 2025-1A, Class A, 5.94%, due 2/16/2050	6,396,641 (c)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 10.41%, due 1/20/2038	986,904 (c)(f)
1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.62%, due 7/21/2037	1,570,000 (c)(f)
1,000,000	AIMCO CLO, Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.53%, due 10/17/2037	935,012 (c)(f)
2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.66%, due 4/20/2038	1,964,073 (c)(f)
Apidos CLO XXVIII Ltd.
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 7.03%, due 1/20/2031	496,968 (c)(f)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 10.03%, due 1/20/2031	494,998 (c)(f)
ARES LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D1R, (3 mo. USD Term SOFR + 3.10%), 7.38%, due 10/24/2036	3,136,118 (c)(f)
1,700,000	Series 2019-53A, Class ER, (3 mo. USD Term SOFR + 7.00%), 11.28%, due 10/24/2036	1,710,962 (c)(f)
2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.13%, due 1/25/2038	2,606,517 (c)(f)
Assurant CLO II Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 7.38%, due 4/20/2031	249,094 (c)(f)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 10.13%, due 4/20/2031	1,432,500 (c)(f)
74,702	Auxilior Term Funding LLC, Series 2024-1A, Class A2, 5.84%, due 3/15/2027	75,170 (c)
2,000,000	Bain Capital Credit CLO Ltd., Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.75%, due 10/23/2037	1,937,562 (c)(f)
1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 7.27%, due 7/20/2037	964,760 (c)(f)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 7.77%, due 4/20/2035	1,280,424 (c)(f)
1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 10.38%, due 7/25/2037	1,000,056 (c)(f)
4,250,000	Ballyrock CLO 27 Ltd., Series 2024-27A, Class C1, (3 mo. USD Term SOFR + 2.90%), 7.18%, due 10/25/2037	4,231,300 (c)(f)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.82%, due 7/15/2034	956,421 (c)(f)
2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 7.41%, due 10/15/2037	2,489,000 (c)(f)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 7.62%, due 4/20/2035	999,900 (c)(f)
6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,355,096 (c)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD Term SOFR + 7.09%), 11.41%, due 11/20/2034	1,918,561 (c)(f)
Business Jet Securities LLC
4,811,145	Series 2024-1A, Class A, 6.20%, due 5/15/2039	4,873,103 (c)
2,174,638	Series 2024-1A, Class C, 9.13%, due 5/15/2039	2,207,636 (c)
4,219,190	Series 2024-2A, Class B, 5.75%, due 9/15/2039	4,140,128 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 10.93%, due 4/15/2034	$952,374 (c)(f)
Canyon CLO Ltd.
500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 7.04%, due 4/15/2038	492,759 (c)(f)
1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 9.04%, due 4/15/2038	1,037,774 (c)(f)
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 7.13%, due 1/20/2031	991,816 (c)(f)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 10.43%, due 1/20/2031	961,246 (c)(f)
5,014,239	Castlelake Aircraft Structured Trust, Series 2025-1A, Class C, 7.75%, due 2/15/2050	4,913,653 (c)
CCG Receivables Trust
139,683	Series 2023-1, Class A2, 5.82%, due 9/16/2030	140,541 (c)
2,495,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	2,522,759 (c)
3,788,000	Series 2024-1, Class D, 5.80%, due 3/15/2032	3,809,779 (c)
3,472,000	Series 2023-2, Class B, 6.21%, due 4/14/2032	3,591,660 (c)
1,147,000	Series 2025-1, Class A2, 4.48%, due 10/14/2032	1,147,600 (c)
1,113,000	Series 2025-1, Class B, 4.69%, due 10/14/2032	1,114,014 (c)
2,291,000	Series 2025-1, Class C, 4.89%, due 10/14/2032	2,292,690 (c)
1,575,000	Series 2025-1, Class D, 5.28%, due 10/14/2032	1,573,642 (c)
CIFC Funding Ltd.
2,000,000	Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 7.52%, due 7/15/2036	1,995,260 (c)(f)
2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 7.21%, due 10/16/2037	1,991,201 (c)(f)
Cloud Capital Holdco LP
8,621,000	Series 2024-1A, Class A2, 5.78%, due 11/22/2049	8,642,124 (c)
4,959,000	Series 2024-2A, Class A2, 5.92%, due 11/22/2049	4,910,662 (c)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 7.36%, due 7/15/2037	1,450,953 (c)(f)
CNH Equipment Trust
107,956	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.40%), 4.74%, due 10/15/2027	107,955 (f)
575,000	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.76%, due 2/18/2028	574,735 (f)
290,000	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 4.67%, due 8/15/2028	289,726 (f)
Compass Datacenters Issuer II LLC
2,362,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,387,464 (c)
2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,814,803 (c)
Crockett Partners Equipment Co. IIA LLC
4,112,372	Series 2024-1C, Class A, 6.05%, due 1/20/2031	4,180,618 (c)
2,061,770	Series 2024-1C, Class C, 10.16%, due 1/20/2031	2,134,935 (c)
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.83%, due 7/20/2034	2,948,694 (c)(f)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 11.28%, due 7/20/2034	2,784,905 (c)(f)
1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.76%, due 7/15/2037	1,473,761 (c)(f)
CyrusOne Data Centers Issuer I LLC
2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,577,777 (c)
2,072,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,085,104 (c)
130,000	Series 2024-1A, Class A2, 4.65%, due 3/22/2049	125,854 (c)
93,047	Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60%, due 4/15/2026	93,167
Dell Equipment Finance Trust
123,000	Series 2025-1, Class A2, 4.68%, due 7/22/2027	123,071 (c)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$24,525	Series 2023-3, Class A2, 6.10%, due 4/23/2029	$24,552 (c)
113,609	Series 2024-1, Class A2, 5.58%, due 3/22/2030	113,880 (c)
2,330,000	Series 2024-1, Class D, 6.12%, due 9/23/2030	2,371,426 (c)
74,445	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	74,578 (c)
300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.92%, due 1/15/2031	283,605 (c)(f)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 7.03%, due 1/20/2030	845,233 (c)(f)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 10.13%, due 1/20/2030	850,537 (c)(f)
2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 7.46%, due 10/15/2037	1,936,852 (c)(f)
5,500,000	Elmwood CLO 30 Ltd., Series 2024-6A, Class A, (3 mo. USD Term SOFR + 1.43%), 5.71%, due 7/17/2037	5,500,000 (c)(f)
1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 7.46%, due 7/15/2037	1,450,434 (c)(f)
3,000,000	Flatiron CLO 20 Ltd., Series 2020-1X, Class DR, (3 mo. USD Term SOFR + 3.45%), 7.77%, due 5/20/2036	2,999,700 (f)(i)
1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 7.17%, due 10/18/2037	995,600 (c)(f)
Foundation Finance Trust
4,831,000	Series 2024-2A, Class B, 4.93%, due 3/15/2050	4,801,492 (c)
1,600,000	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,596,126 (c)
5,655,000	Series 2024-2A, Class D, 6.59%, due 3/15/2050	5,738,733 (c)
971,182	Series 2025-1A, Class A, 4.95%, due 4/15/2050	973,889 (c)
Frontier Issuer LLC
9,566,748	Series 2023-1, Class A2, 6.60%, due 8/20/2053	9,717,560 (c)
8,855,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	9,176,635 (c)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 11.16%, due 10/15/2030	2,206,652 (c)(f)
250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD Term SOFR + 6.04%), 10.36%, due 5/16/2031	248,965 (c)(f)
1,600,000	Galaxy XXVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 10.52%, due 7/15/2031	1,589,638 (c)(f)
8,604,000	Gracie Point International Funding LLC, Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 6.12%, due 3/1/2028	8,564,667 (c)(f)
1,041,000	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, due 10/15/2027	1,041,997 (c)
GreenSky Home Improvement Issuer Trust
1,000,000	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	1,001,013 (c)
4,217,000	Series 2025-1A, Class B, 5.39%, due 3/25/2060	4,227,735 (c)
3,292,000	Series 2025-1A, Class C, 5.69%, due 3/25/2060	3,300,976 (c)
GreenSky Home Improvement Trust
8,479,000	Series 2024-1, Class B, 5.87%, due 6/25/2059	8,619,597 (c)
2,805,000	Series 2024-1, Class C, 6.36%, due 6/25/2059	2,865,373 (c)
1,900,000	Series 2024-1, Class D, 7.33%, due 6/25/2059	1,961,613 (c)
1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 11.24%, due 4/20/2034	967,648 (c)(f)
Hilton Grand Vacations Trust
940,221	Series 2022-1D, Class D, 6.79%, due 6/20/2034	926,743 (c)
1,403,332	Series 2022-2A, Class B, 4.74%, due 1/25/2037	1,396,233 (c)
1,891,345	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,925,060 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$3,794,066	Series 2024-2A, Class C, 5.99%, due 3/25/2038	$3,848,577 (c)
2,291,656	Series 2024-2A, Class D, 6.91%, due 3/25/2038	2,351,997 (c)
1,293,062	Series 2024-1B, Class B, 5.99%, due 9/15/2039	1,318,015 (c)
1,131,202	Series 2024-1B, Class D, 8.85%, due 9/15/2039	1,152,986 (c)
HPEFS Equipment Trust
201,756	Series 2024-2A, Class A2, 5.50%, due 10/20/2031	202,263 (c)
5,731,000	Series 2024-2A, Class D, 5.82%, due 4/20/2032	5,828,825 (c)
4,795,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	4,871,577 (c)
496,000	John Deere Owner Trust, Series 2023-C, Class A3, 5.48%, due 5/15/2028	501,153
Kubota Credit Owner Trust
22,539	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	22,571 (c)
93,279	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	93,750 (c)
1,000,000	Series 2023-2A, Class A3, 5.28%, due 1/18/2028	1,009,402 (c)
Magnetite XX Ltd.
250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 7.03%, due 4/20/2031	248,676 (c)(f)
250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 9.88%, due 4/20/2031	247,424 (c)(f)
4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 8.96%, due 1/15/2038	4,192,631 (c)(f)
MetroNet Infrastructure Issuer LLC
8,848,657	Series 2022-1A, Class A2, 6.35%, due 10/20/2052	9,020,586 (c)
1,000,000	Series 2024-1A, Class A2, 6.23%, due 4/20/2054	1,027,486 (c)
615,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	626,524 (c)
1,000,000	Morgan Stanley Eaton Vance CLO LLC, Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 7.51%, due 4/15/2035	997,580 (c)(f)
2,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 11.29%, due 10/20/2034	1,909,176 (c)(f)
MVW LLC
826,541	Series 2020-1A, Class B, 2.73%, due 10/20/2037	805,643 (c)
805,878	Series 2020-1A, Class C, 4.21%, due 10/20/2037	794,623 (c)
1,274,887	Series 2021-2A, Class B, 1.83%, due 5/20/2039	1,196,784 (c)
1,882,744	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,863,315 (c)
2,474,937	Series 2023-2A, Class C, 7.06%, due 11/20/2040	2,556,342 (c)
837,385	Series 2023-2A, Class D, 9.33%, due 11/20/2040	859,110 (c)
6,605,871	Series 2024-2A, Class B, 4.58%, due 3/20/2042	6,494,875 (c)
4,303,931	Series 2024-2A, Class C, 4.92%, due 3/20/2042	4,201,933 (c)
4,380,000	Series 2025-1A, Class B, 5.21%, due 9/22/2042	4,397,720 (c)(g)
4,374,000	Series 2025-1A, Class C, 5.75%, due 9/22/2042	4,408,513 (c)(g)
3,600,133	Series 2024-1A, Class B, 5.51%, due 2/20/2043	3,638,146 (c)
2,275,453	Series 2024-1A, Class C, 6.20%, due 2/20/2043	2,292,894 (c)
7,256,324	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	7,313,074 (c)
1,000,000	Oaktree CLO Ltd., Series 2024-26A, Class E, (3 mo. USD Term SOFR + 6.50%), 10.77%, due 4/20/2037	987,058 (c)(f)
OCP CLO Ltd.
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.38%, due 10/25/2037	2,906,360 (c)(f)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 10.17%, due 11/26/2037	1,902,279 (c)(f)
2,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.92%, due 1/20/2038	1,995,759 (c)(f)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 9.39%, due 1/20/2038	3,208,093 (c)(f)
4,000,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class A, (3 mo. USD Term SOFR + 1.48%), 5.75%, due 4/20/2037	3,996,000 (c)(f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 7.12%, due 10/20/2037	$2,457,733 (c)(f)
1,000,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,020,338 (c)
OWN Equipment Fund I LLC
7,014,029	Series 2024-2M, Class A, 5.70%, due 12/20/2032	7,094,250 (c)
2,879,671	Series 2024-2M, Class B, 6.43%, due 12/20/2032	2,908,688 (c)
Palmer Square CLO Ltd.
3,500,000	Series 2015-1A, Class DR4, (3 mo. USD Term SOFR + 6.76%), 11.09%, due 5/21/2034	3,372,756 (c)(f)
1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 9.33%, due 1/15/2038	1,190,782 (c)(f)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 11.03%, due 7/20/2034	1,909,328 (c)(f)
PFS Financing Corp.
280,000	Series 2023-D, Class A, (30 day USD SOFR Average + 1.15%), 5.49%, due 8/15/2027	280,492 (c)(f)
280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 5.19%, due 7/15/2028	280,497 (c)(f)
1,000,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	1,018,498 (c)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 7.64%, due 4/17/2034	286,786 (c)(f)
3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 9.51%, due 4/20/2038	2,737,735 (c)(f)
3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 5.63%, due 1/25/2038	2,990,121 (c)(f)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 11.03%, due 1/18/2034	963,515 (c)(f)
2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.76%, due 10/15/2039	2,422,126 (c)(f)
1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 9.51%, due 1/15/2040	947,278 (c)(f)
1,000,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 11.32%, due 10/15/2034	969,901 (c)(f)
Sierra Timeshare Receivables Funding LLC
385,211	Series 2020-2A, Class C, 3.51%, due 7/20/2037	383,900 (c)
194,567	Series 2021-2A, Class C, 1.95%, due 9/20/2038	188,940 (c)
952,594	Series 2021-2A, Class D, 3.23%, due 9/20/2038	923,591 (c)
1,096,803	Series 2022-1A, Class D, 6.00%, due 10/20/2038	1,084,418 (c)
663,141	Series 2023-1A, Class C, 7.00%, due 1/20/2040	679,248 (c)
660,909	Series 2023-2A, Class C, 7.30%, due 4/20/2040	683,361 (c)
1,110,567	Series 2023-2A, Class D, 9.72%, due 4/20/2040	1,154,687 (c)
314,567	Series 2023-3A, Class C, 7.12%, due 9/20/2040	324,631 (c)
3,732,752	Series 2024-2A, Class C, 5.83%, due 6/20/2041	3,766,448 (c)
6,653,925	Series 2024-3A, Class C, 5.32%, due 8/20/2041	6,642,164 (c)
2,208,405	Series 2024-3A, Class D, 6.93%, due 8/20/2041	2,170,854 (c)
937,629	Series 2025-1A, Class A, 4.81%, due 1/21/2042	944,484 (c)
7,706,370	Series 2025-1A, Class D, 6.86%, due 1/21/2042	7,531,827 (c)
2,479,982	Series 2024-1A, Class C, 5.94%, due 1/20/2043	2,512,778 (c)
720,913	Series 2024-1A, Class D, 8.02%, due 1/20/2043	736,718 (c)
Signal Peak CLO 11 Ltd.
2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.37%, due 7/18/2037	1,941,083 (c)(f)
1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 10.27%, due 7/18/2037	988,466 (c)(f)
Sotheby's Artfi Master Trust
14,254,000	Series 2024-1A, Class A1, 6.43%, due 12/22/2031	14,389,804 (c)
2,068,000	Series 2024-1A, Class D, 7.91%, due 12/22/2031	2,082,276 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
Stack Infrastructure Issuer LLC
$1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	$1,262,079 (c)
7,090,000	Series 2023-3A, Class A2, 5.90%, due 10/25/2048	7,170,270 (c)
7,197,830	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	7,279,774 (c)
1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 10.39%, due 7/14/2037	1,099,886 (c)(f)
11,287,943	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	10,701,481 (c)
400,000	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	402,431 (c)
Trafigura Securitisation Finance PLC
3,114,000	Series 2024-1A, Class A2, 5.98%, due 11/15/2027	3,177,915 (c)
6,208,000	Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,235,067 (c)
1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.88%, due 7/25/2037	1,252,839 (c)(f)
1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 10.37%, due 10/20/2037	1,741,967 (c)(f)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 10.23%, due 7/25/2037	1,161,838 (c)(f)
1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 9.02%, due 4/25/2038	1,392,361 (c)(f)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 7.38%, due 10/25/2037	1,934,012 (c)(f)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 7.83%, due 7/20/2034	1,501,816 (c)(f)
1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.62%, due 1/22/2038	995,428 (c)(f)
6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.12%, due 4/20/2055	6,069,126 (c)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.92%, due 4/22/2030	273,462 (f)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 5.02%, due 8/20/2030	288,798 (f)
Volofin Finance DAC
6,157,540	Series 2024-1A, Class A, 5.94%, due 6/15/2037	6,202,377 (c)
2,761,716	Series 2024-1A, Class B, 6.21%, due 6/15/2037	2,781,960 (c)
1,400,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 10.32%, due 7/20/2037	1,400,000 (c)(f)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 7.27%, due 7/18/2037	1,742,300 (c)(f)
2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 10.03%, due 10/24/2037	2,507,350 (c)(f)
Ziply Fiber Issuer LLC
5,347,000	Series 2024-1A, Class A2, 6.64%, due 4/20/2054	5,479,023 (c)
8,500,000	Series 2024-1A, Class C, 11.17%, due 4/20/2054	9,099,392 (c)
483,154,060
Student Loan 0.1%
Bayview Opportunity Master Fund VII LLC
1,720,110	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 6.15%, due 6/25/2047	1,709,775 (c)(f)
730,733	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 7.10%, due 6/25/2047	744,770 (c)(f)
905,656	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	920,476 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
	$1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	$1,362,890 (c)
			4,737,911
Telecommunications 0.1%
	3,510,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	3,446,753 (c)
Total Asset-Backed Securities (Cost $640,739,257)			641,128,125

Corporate Bonds 34.4%
Advertising 0.1%
		Clear Channel Outdoor Holdings, Inc.
	1,405,000	5.13%, due 8/15/2027	1,366,064 (c)
	1,120,000	9.00%, due 9/15/2028	1,159,260 (c)
	610,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	542,900 (c)
			3,068,224
Aerospace & Defense 0.6%
	1,985,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	2,032,014 (c)
	19,240,000	Boeing Co., 5.81%, due 5/1/2050	18,033,900
		Bombardier, Inc.
	2,465,000	7.25%, due 7/1/2031	2,523,803 (c)
	535,000	7.00%, due 6/1/2032	541,276 (c)
	440,000	GE Capital Funding LLC, 3.45%, due 5/15/2025	439,708
	780,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.94%, due 5/5/2026	778,643 (f)
	1,780,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,739,950 (c)
	3,810,000	L3Harris Technologies, Inc., 5.40%, due 7/31/2033	3,870,156
		TransDigm, Inc.
	380,000	5.50%, due 11/15/2027	378,191
	1,370,000	4.63%, due 1/15/2029	1,317,710
	1,515,000	6.38%, due 3/1/2029	1,543,349 (c)
	1,295,000	7.13%, due 12/1/2031	1,346,006 (c)
			34,544,706
Agriculture 0.2%
	9,375,000	Imperial Brands Finance PLC, 5.88%, due 7/1/2034	9,511,621 (c)
	1,510,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, due 4/20/2035	1,553,909 (c)
EUR	1,300,000	Roquette Freres SA, 5.49%, due 11/25/2029	1,471,378 (i)(j)(k)
EUR	790,000	Tereos Finance Groupe I SA, 5.75%, due 4/30/2031	896,739 (i)
			13,433,647
Airlines 0.1%
EUR	1,000,000	Air France-KLM, 4.63%, due 5/23/2029	1,171,179 (i)
	$3,860,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	3,743,826 (c)
	254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	221,795 (c)
EUR	900,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	1,000,092 (i)(j)
EUR	1,000,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	1,142,847 (i)
			7,279,739
Apparel 0.2%
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,636,487 (i)
EUR	1,200,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,398,893 (i)
	$7,101,000	Tapestry, Inc., 5.50%, due 3/11/2035	6,915,753

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Apparel – cont'd
EUR	1,523,000	VF Corp., 4.25%, due 3/7/2029	$1,640,878
			13,592,011
Auto Manufacturers 0.5%
	$12,010,000	Ford Motor Credit Co. LLC, 6.50%, due 2/7/2035	11,623,538
	10,025,000	General Motors Financial Co., Inc., 5.63%, due 4/4/2032	9,947,980
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	201,146 (c)
EUR	300,000	Stellantis NV, 4.00%, due 3/19/2034	325,971 (i)
	$770,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.77%), 5.13%, due 8/7/2026	771,391 (f)
	475,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.93%), 5.30%, due 9/12/2025	475,557 (c)(f)
EUR	4,500,000	Volkswagen International Finance NV, 3.75%, due 12/28/2027	4,989,626 (i)(j)(k)
			28,335,209
Auto Parts & Equipment 0.4%
	$310,000	Adient Global Holdings Ltd., 7.50%, due 2/15/2033	293,749 (c)
EUR	880,000	Clarios Global LP/Clarios U.S. Finance Co., 4.38%, due 5/15/2026	994,749 (i)
EUR	1,146,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,402,067 (i)
		Forvia SE
EUR	380,000	2.38%, due 6/15/2027	410,571 (i)
EUR	1,050,000	5.50%, due 6/15/2031	1,124,217 (i)
		Goodyear Tire & Rubber Co.
	$2,420,000	5.00%, due 7/15/2029	2,301,800
	435,000	5.25%, due 4/30/2031	405,249
		Grupo Antolin-Irausa SA
EUR	200,000	3.50%, due 4/30/2028	139,374 (i)
EUR	855,000	10.38%, due 1/30/2030	646,635 (i)
		IHO Verwaltungs GmbH
EUR	1,620,000	8.75% Cash/ 9.50% PIK, due 5/15/2028	1,909,208 (i)(l)
	$1,600,000	7.75%, due 11/15/2030	1,562,030 (c)
		Schaeffler AG
EUR	700,000	4.75%, due 8/14/2029	793,280 (i)
EUR	2,500,000	4.50%, due 3/28/2030	2,785,356 (i)
		Valeo SE
EUR	1,300,000	5.88%, due 4/12/2029	1,532,127 (i)
EUR	400,000	4.50%, due 4/11/2030	442,958 (i)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,095,137 (i)
EUR	2,200,000	3.00%, due 10/23/2029	2,137,272 (i)
EUR	900,000	ZF Finance GmbH, 3.75%, due 9/21/2028	939,417 (i)
		ZF North America Capital, Inc.
	$585,000	6.88%, due 4/14/2028	558,574 (c)
	790,000	6.75%, due 4/23/2030	720,929 (c)
	510,000	6.88%, due 4/23/2032	447,617 (c)
			22,642,316
Banks 6.8%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,233,315 (c)(j)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	322,710 (i)
	$7,755,000	Banco Bilbao Vizcaya Argentaria SA, 7.75%, due 1/14/2032	7,589,365 (j)(k)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	315,883 (i)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
Banco Bradesco SA
	$256,000	4.38%, due 3/18/2027	$253,361 (c)
	200,000	6.50%, due 1/22/2030	207,464 (c)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	205,526 (c)(g)(j)
	1,900,000	Banco do Brasil SA, 8.75%, due 10/15/2025	1,921,369 (i)(j)(k)
Banco Mercantil del Norte SA
	1,500,000	6.63%, due 1/24/2032	1,335,069 (c)(j)(k)
	760,000	8.75%, due 5/20/2035	757,828 (c)(j)(k)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	577,125 (c)
Banco Santander SA
	4,400,000	4.75%, due 11/12/2026	4,150,821 (j)(k)
	6,400,000	6.03%, due 1/17/2035	6,646,247
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	275,184 (c)
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	198,910 (c)
	1,270,000	5.65%, due 7/5/2034	1,298,320 (c)
	200,000	Bank Negara Indonesia Persero Tbk. PT, 3.75%, due 3/30/2026	194,494 (i)
Bank of America Corp.
	3,330,000	4.38%, due 1/27/2027	3,190,728 (j)(k)
	1,525,000	(Secured Overnight Financing Rate + 1.35%), 5.72%, due 9/15/2027	1,532,721 (f)
	6,735,000	4.95%, due 7/22/2028	6,807,221 (j)
	5,705,000	6.63%, due 5/1/2030	5,707,627 (j)(k)
	11,675,000	5.16%, due 1/24/2031	11,892,568 (j)
	5,835,000	5.51%, due 1/24/2036	5,914,396 (j)
	465,000	Bank of New York Mellon, (Secured Overnight Financing Rate Index + 0.71%), 5.09%, due 4/20/2027	465,937 (f)
	11,125,000	Bank of New York Mellon Corp., 3.75%, due 12/20/2026	10,515,528 (j)(k)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	114,037 (i)
Banque Federative du Credit Mutuel SA
	$2,555,000	5.90%, due 7/13/2026	2,596,482 (c)
	1,745,000	5.09%, due 1/23/2027	1,762,544 (c)
	4,825,000	4.75%, due 7/13/2027	4,844,246 (c)
Barclays PLC
	3,550,000	4.38%, due 3/15/2028	3,181,804 (j)(k)
	2,065,000	8.00%, due 3/15/2029	2,109,643 (j)(k)
	3,090,000	9.63%, due 12/15/2029	3,373,229 (j)(k)
	4,170,000	7.63%, due 3/15/2035	3,989,221 (j)(k)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,573,628 (c)(j)(k)
	690,000	9.25%, due 11/17/2027	725,977 (c)(j)(k)
	655,000	4.50%, due 2/25/2030	560,039 (c)(j)(k)
	1,965,000	4.63%, due 2/25/2031	1,657,785 (c)(j)(k)
BPCE SA
EUR	200,000	4.13%, due 3/8/2033	231,943 (i)(j)
	$3,515,000	5.94%, due 5/30/2035	3,554,696 (c)(j)
	10,930,000	6.92%, due 1/14/2046	11,110,360 (c)(j)
CBQ Finance Ltd.
	200,000	2.00%, due 5/12/2026	194,098 (i)
	200,000	5.38%, due 3/28/2029	204,223 (i)
	995,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 5.08%, due 11/19/2027	995,617 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
Citigroup, Inc.
	$245,000	4.00%, due 12/10/2025	$239,586 (j)(k)
	6,330,000	3.88%, due 2/18/2026	6,156,289 (j)(k)
	3,140,000	4.15%, due 11/15/2026	2,990,023 (j)(k)
	3,670,000	7.13%, due 8/15/2029	3,619,558 (j)(k)
	4,340,000	7.00%, due 8/15/2034	4,305,903 (j)(k)
	14,035,000	6.02%, due 1/24/2036	14,073,647 (j)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.55%, due 7/6/2025	2,342,190 (f)(k)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.70%, due 7/6/2025	1,183,221 (f)(k)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	217,199 (i)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	123,815 (i)(j)
	$200,000	DBS Group Holdings Ltd., 5.48%, due 9/12/2025	200,539 (c)
	2,200,000	Deutsche Bank AG, 6.00%, due 10/30/2025	2,154,542 (j)(k)
	200,000	Development Bank of Kazakhstan JSC, 5.50%, due 4/15/2027	200,938 (c)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.59%, due 5/31/2025	1,755,507 (f)(k)
	1,661,000	1.71%, due 11/1/2027	1,589,065 (j)
	4,070,000	4.34%, due 4/25/2033	3,814,650 (j)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 5.19%, due 1/28/2028	654,666 (f)
	245,000	Freedom Mortgage Corp., 6.63%, due 1/15/2027	243,160 (c)
	1,270,000	Goldman Sachs Bank USA, (Secured Overnight Financing Rate + 0.75%), 5.11%, due 5/21/2027	1,267,250 (f)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	661,128 (j)(k)
	1,060,000	3.65%, due 8/10/2026	1,013,163 (j)(k)
	1,345,000	4.13%, due 11/10/2026	1,284,645 (j)(k)
	305,000	(Secured Overnight Financing Rate + 1.85%), 6.22%, due 3/15/2028	309,103 (f)
	4,430,000	7.50%, due 5/10/2029	4,517,550 (j)(k)
	15,930,000	5.22%, due 4/23/2031	16,223,895 (j)
	4,000,000	6.13%, due 11/10/2034	3,771,329 (j)(k)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,086,809 (c)
	200,000	4.38%, due 2/4/2030	176,001 (i)
	200,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	206,061 (i)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,480,637 (j)(k)
	1,555,000	8.00%, due 3/7/2028	1,615,032 (j)(k)
	1,170,000	4.70%, due 3/9/2031	1,028,709 (j)(k)
Huntington Bancshares, Inc.
	2,256,000	4.45%, due 10/15/2027	2,147,959 (j)(k)
	523,000	5.63%, due 7/15/2030	514,460 (j)(k)
	3,690,000	5.71%, due 2/2/2035	3,696,682 (j)
ING Groep NV
	2,895,000	5.75%, due 11/16/2026	2,847,679 (j)(k)
	4,892,000	3.88%, due 5/16/2027	4,408,076 (j)(k)
	7,160,000	4.25%, due 5/16/2031	5,780,093 (j)(k)
	200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	204,710 (c)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 7.13%, due 8/1/2025	440,280 (f)(k)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
	$710,000	3.65%, due 6/1/2026	$687,873 (j)(k)
	347,000	(Secured Overnight Financing Rate + 0.89%), 5.26%, due 4/22/2027	347,631 (f)
	730,000	(Secured Overnight Financing Rate + 0.77%), 5.14%, due 9/22/2027	728,540 (f)
	535,000	(Secured Overnight Financing Rate + 1.20%), 5.58%, due 1/23/2028	537,682 (f)
	7,500,000	2.18%, due 6/1/2028	7,176,769 (j)
	9,020,000	5.10%, due 4/22/2031	9,183,389 (j)
	11,425,000	5.50%, due 1/24/2036	11,624,552 (j)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	196,457 (c)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	248,641 (i)
EUR	82,000	1.25%, due 6/30/2027	91,654 (i)
EUR	138,000	2.75%, due 3/15/2028	159,671 (i)
EUR	39,000	0.75%, due 1/15/2029	42,051 (i)
EUR	72,000	2.88%, due 12/28/2029	83,738 (i)
EUR	124,000	0.00%, due 9/15/2031	120,444 (i)
EUR	171,000	2.50%, due 10/15/2031	194,230 (i)
Lloyds Banking Group PLC
	$1,055,000	7.50%, due 9/27/2025	1,051,755 (j)(k)
	2,185,000	8.00%, due 9/27/2029	2,239,975 (j)(k)
	7,590,000	5.59%, due 11/26/2035	7,599,409 (j)
M&T Bank Corp.
	665,000	7.30%, due 8/1/2025	656,148 (j)(k)
	3,685,000	3.50%, due 9/1/2026	3,371,912 (j)(k)
Morgan Stanley
	9,045,000	5.19%, due 4/17/2031	9,208,980 (j)
EUR	100,000	3.52%, due 5/22/2031	114,255 (j)
	$6,270,000	5.25%, due 4/21/2034	6,269,986 (j)
EUR	300,000	3.96%, due 3/21/2035	341,704 (j)
	$12,380,000	5.32%, due 7/19/2035	12,324,087 (j)
	1,445,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.06%, due 10/15/2027	1,439,514 (f)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	225,013 (i)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	216,473 (i)
NatWest Group PLC
	$1,020,000	6.00%, due 12/29/2025	1,013,717 (j)(k)
	12,380,000	4.60%, due 6/28/2031	10,259,873 (j)(k)
	4,195,000	8.13%, due 11/10/2033	4,332,340 (j)(k)
Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 5.11%, due 3/19/2027	475,778 (c)(f)
	3,400,000	3.75%, due 3/1/2029	2,987,047 (c)(j)(k)
EUR	200,000	Permanent TSB Group Holdings PLC, 3.00%, due 8/19/2031	223,465 (i)(j)
	$815,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.50%), 4.88%, due 1/15/2027	814,117 (f)
PNC Financial Services Group, Inc.
	7,168,000	3.40%, due 9/15/2026	6,741,441 (j)(k)
	1,625,000	6.25%, due 3/15/2030	1,598,748 (j)(k)
	3,330,000	6.88%, due 10/20/2034	3,660,620 (j)
	5,345,000	Santander U.K. Group Holdings PLC, 6.83%, due 11/21/2026	5,398,907 (j)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,400,000 (i)(j)(k)
	200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	203,179 (c)(j)
State Street Corp.
	200,000	(Secured Overnight Financing Rate + 0.85%), 5.21%, due 8/3/2026	199,989 (f)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
	$925,000	(Secured Overnight Financing Rate + 0.64%), 5.02%, due 10/22/2027	$921,577 (f)
	1,945,000	Sumitomo Mitsui Financial Group, Inc., 3.01%, due 10/19/2026	1,909,075
	3,500,000	Toronto-Dominion Bank, 5.53%, due 7/17/2026	3,547,332
Truist Financial Corp.
	435,000	3.70%, due 6/5/2025	434,524
	5,125,000	6.67%, due 9/1/2025	5,033,838 (j)(k)
	355,000	5.10%, due 3/1/2030	339,895 (j)(k)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	293,731 (c)
	1,750,000	8.99%, due 10/5/2034	1,770,086 (c)(j)
	19,000,000	U.S. Bancorp, 3.70%, due 1/15/2027	17,749,692 (j)(k)
	1,155,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 5.07%, due 10/22/2027	1,150,859 (f)
UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,551,000 (i)(j)(k)
	1,250,000	2.19%, due 6/5/2026	1,246,810 (c)(j)
	795,000	4.88%, due 2/12/2027	760,089 (c)(j)(k)
	5,115,000	7.00%, due 2/10/2030	4,942,620 (c)(j)(k)
	420,000	4.38%, due 2/10/2031	359,663 (c)(j)(k)
	9,160,000	9.25%, due 11/13/2033	10,238,956 (c)(j)(k)
EUR	250,000	UniCredit SpA, 3.88%, due 6/3/2027	273,337 (i)(j)(k)
EUR	100,000	Virgin Money U.K. PLC, 4.00%, due 3/18/2028	116,040 (i)(j)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,174,820 (c)
Wells Fargo & Co.
	3,855,000	3.90%, due 3/15/2026	3,786,243 (j)(k)
	630,000	(Secured Overnight Financing Rate + 0.78%), 5.16%, due 1/24/2028	626,846 (f)
	10,875,000	6.49%, due 10/23/2034	11,695,420 (j)
	885,000	Wells Fargo Bank NA, (Secured Overnight Financing Rate + 1.07%), 5.44%, due 12/11/2026	890,045 (f)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	211,000 (c)
	600,000	9.74%, due 4/4/2029	605,652 (c)(j)(k)
415,255,942
Beverages 0.1%
	720,000	Keurig Dr. Pepper, Inc., (Secured Overnight Financing Rate + 0.58%), 4.97%, due 11/15/2026	720,487 (f)(g)
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.92%, due 2/16/2027	599,968 (f)
EUR	1,600,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	1,784,020 (i)
3,104,475
Biotechnology 0.1%
Amgen, Inc.
	$865,000	5.51%, due 3/2/2026	865,191
	6,420,000	5.75%, due 3/2/2063	6,105,361
6,970,552
Building Materials 0.4%
	1,010,000	Builders FirstSource, Inc., 6.38%, due 3/1/2034	1,002,460 (c)
Cornerstone Building Brands, Inc.
	540,000	6.13%, due 1/15/2029	362,215 (c)
	1,215,000	9.50%, due 8/15/2029	1,057,068 (c)
EUR	787,000	EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, due 12/15/2030	923,258 (i)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Building Materials – cont'd
EUR	515,000	HT Troplast GmbH, 9.38%, due 7/15/2028	$589,435 (i)
		Jeld-Wen, Inc.
	$1,390,000	4.88%, due 12/15/2027	1,283,870 (c)
	2,365,000	7.00%, due 9/1/2032	2,077,038 (c)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,127,728 (c)
	2,045,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,842,894 (c)
EUR	1,154,727	PCF GmbH, 4.75%, due 4/15/2029	1,009,172 (i)
		Quikrete Holdings, Inc.
	$1,870,000	6.38%, due 3/1/2032	1,880,539 (c)
	4,590,000	6.75%, due 3/1/2033	4,607,170 (c)
		Standard Industries, Inc.
	4,690,000	4.38%, due 7/15/2030	4,373,960 (c)
	1,065,000	3.38%, due 1/15/2031	940,350 (c)
			23,077,157
Chemicals 0.4%
		Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,340,771 (c)
	1,115,000	6.25%, due 11/1/2031	1,103,081 (c)
		Celanese U.S. Holdings LLC
	435,000	6.60%, due 11/15/2028	439,760 (m)
	715,000	6.50%, due 4/15/2030	698,645
	430,000	6.80%, due 11/15/2030	429,850 (m)
	200,000	6.63%, due 7/15/2032	196,629 (m)
	1,420,000	6.75%, due 4/15/2033	1,332,932
	195,000	6.95%, due 11/15/2033	195,378 (m)
	200,000	Consolidated Energy Finance SA, 12.00%, due 2/15/2031	180,295 (c)
	1,220,000	INEOS Finance PLC, 6.75%, due 5/15/2028	1,191,117 (c)
		INEOS Quattro Finance 2 PLC
EUR	470,000	8.50%, due 3/15/2029	510,322 (i)
EUR	630,000	6.75%, due 4/15/2030	640,704 (i)
		Kronos International, Inc.
EUR	215,000	3.75%, due 9/15/2025	241,261 (i)
EUR	766,000	9.50%, due 3/15/2029	916,281 (i)
EUR	790,000	Lune Holdings SARL, 5.63%, due 11/15/2028	617,598 (i)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	199,990 (c)
EUR	1,294,000	Monitchem HoldCo 3 SA, 8.75%, due 5/1/2028	1,440,434 (i)
		Olympus Water U.S. Holding Corp.
EUR	1,781,000	3.88%, due 10/1/2028	1,908,818 (i)
	$860,000	4.25%, due 10/1/2028	794,496 (c)
EUR	1,647,000	9.63%, due 11/15/2028	1,945,102 (i)
	$1,590,000	9.75%, due 11/15/2028	1,656,713 (c)
	2,245,000	7.25%, due 6/15/2031	2,245,000 (c)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	198,001 (i)
	300,000	Sasol Financing USA LLC, 6.50%, due 9/27/2028	278,128
		Sociedad Quimica y Minera de Chile SA
	1,145,000	6.50%, due 11/7/2033	1,193,663 (c)
	1,140,000	5.50%, due 9/10/2034	1,102,380 (c)
EUR	975,000	Synthomer PLC, 7.38%, due 5/2/2029	1,043,992 (i)
	$825,000	Tronox, Inc., 4.63%, due 3/15/2029	667,817 (c)
	730,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	552,949 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Chemicals – cont'd
		WR Grace Holdings LLC
	$685,000	5.63%, due 8/15/2029	$606,874 (c)
	1,055,000	7.38%, due 3/1/2031	1,060,632 (c)
			26,929,613
Commercial Services 1.0%
		AA Bond Co. Ltd.
GBP	131,966	6.50%, due 1/31/2026	175,432 (c)
GBP	254,084	6.50%, due 1/31/2026	337,771 (i)
GBP	1,268,000	8.45%, due 7/31/2050	1,796,853 (i)
	$2,040,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	2,083,576 (c)
	1,225,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	1,148,775 (c)
GBP	1,300,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.88%, due 6/1/2028	1,647,552 (i)
EUR	1,305,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,539,567 (i)
		BCP V Modular Services Finance II PLC
EUR	380,000	4.75%, due 11/30/2028	415,117 (i)
GBP	866,000	6.13%, due 11/30/2028	1,093,528 (i)
EUR	495,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	503,045 (i)
	$1,980,000	Block, Inc., 6.50%, due 5/15/2032	2,020,154 (c)
EUR	1,254,000	Boels Topholding BV, 5.75%, due 5/15/2030	1,466,083 (i)
	$2,085,000	Boost Newco Borrower LLC, 7.50%, due 1/15/2031	2,200,209 (c)
GBP	1,513,000	Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, 8.50%, due 1/15/2031	2,166,372 (i)
	$2,625,000	Champions Financing, Inc., 8.75%, due 2/15/2029	2,311,090 (c)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	246,126 (i)
	2,365,000	Garda World Security Corp., 8.25%, due 8/1/2032	2,323,358 (c)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,316,177
EUR	500,000	Kapla Holding SAS, (3 mo. EUR EURIBOR + 3.50%), 6.00%, due 7/31/2030	566,356 (f)(i)
EUR	155,000	Loxam SAS, 6.38%, due 5/31/2029	183,931 (i)
	$1,163,000	Movida Europe SA, 7.85%, due 4/11/2029	1,024,069 (c)
EUR	796,000	Multiversity SpA, (3 mo. EUR EURIBOR + 4.25%), 6.44%, due 10/30/2028	899,495 (f)(i)
EUR	1,630,000	Pachelbel Bidco SpA, 7.13%, due 5/17/2031	1,948,323 (i)
	$525,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 5.04%, due 3/6/2028	525,071 (f)
	6,060,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	6,055,006 (c)
EUR	815,000	Q-Park Holding I BV, 5.13%, due 3/1/2029	946,555 (i)
GBP	745,000	RAC Bond Co. PLC, 5.25%, due 11/4/2046	953,147 (i)
	$1,730,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,754,648 (c)
EUR	1,422,542	Techem Verwaltungsgesellschaft 674 GmbH, 6.00%, due 7/30/2026	1,607,499 (i)
		Techem Verwaltungsgesellschaft 675 GmbH
EUR	2,177,000	5.38%, due 7/15/2029	2,531,671 (i)
EUR	1,398,000	5.38%, due 7/15/2029	1,625,758 (i)
	$3,920,000	United Rentals North America, Inc., 6.13%, due 3/15/2034	3,962,281 (c)
EUR	3,902,000	Verisure Midholding AB, 5.25%, due 2/15/2029	4,436,142 (i)
	$2,105,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,198,776 (c)
	3,355,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	3,234,912 (c)
	2,220,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,287,008 (c)
		Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,074,106 (c)
	1,580,000	7.38%, due 10/1/2031	1,638,825 (c)
			64,244,364

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Computers 0.4%
	$1,790,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	$1,730,809 (c)
	820,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	834,135 (c)
	1,015,000	ASGN, Inc., 4.63%, due 5/15/2028	965,918 (c)
	15,200,000	Dell International LLC/EMC Corp., 5.50%, due 4/1/2035	14,925,612
	3,345,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	3,419,349 (c)
21,875,823
Cosmetics - Personal Care 0.0%‡
	1,075,000	Opal Bidco SAS, 6.50%, due 3/31/2032	1,075,271 (c)
	1,110,000	Perrigo Finance Unlimited Co., 6.13%, due 9/30/2032	1,101,835
2,177,106
Distribution - Wholesale 0.2%
	2,260,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	2,260,000 (c)
	920,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	892,475 (c)
	935,000	Gates Corp., 6.88%, due 7/1/2029	948,678 (c)
EUR	100,000	Manuchar Group SARL, 7.25%, due 6/30/2027	112,432 (i)
	$1,125,000	RB Global Holdings, Inc., 7.75%, due 3/15/2031	1,179,544 (c)
Resideo Funding, Inc.
	1,250,000	4.00%, due 9/1/2029	1,150,587 (c)
	2,715,000	6.50%, due 7/15/2032	2,693,247 (c)
	2,855,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	3,005,016 (c)
12,241,979
Diversified Financial Services 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,409,000	4.63%, due 9/10/2029	1,398,402
	6,445,000	6.15%, due 9/30/2030	6,798,794
Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,037,506 (j)(k)
	2,620,000	5.54%, due 1/17/2031	2,595,542 (j)
American Express Co.
	1,700,000	3.55%, due 9/15/2026	1,626,616 (j)(k)
	1,415,000	(Secured Overnight Financing Rate Index + 1.00%), 5.36%, due 2/16/2028	1,418,410 (f)
	1,740,000	Azorra Finance Ltd., 7.75%, due 4/15/2030	1,726,567 (c)
Banco BTG Pactual SA
	256,000	2.75%, due 1/11/2026	251,321 (c)
	200,000	6.25%, due 4/8/2029	205,366 (c)
EUR	100,000	BPCE SFH SA, 3.13%, due 1/24/2028	115,953 (i)
EUR	200,000	Caisse de Refinancement de l'Habitat SA, 3.00%, due 1/11/2030	231,319 (i)
Capital One Financial Corp.
	$1,120,000	4.99%, due 7/24/2026	1,119,998 (j)
	175,000	3.75%, due 3/9/2027	172,719
	7,515,000	5.88%, due 7/26/2035	7,604,665 (j)
	20,560,000	6.18%, due 1/30/2036	20,303,957 (j)
Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,580,823 (j)(k)
	2,510,000	5.00%, due 6/1/2027	2,448,225 (j)(k)
	5,557,000	4.00%, due 12/1/2030	4,848,986 (j)(k)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	114,680 (i)
	$1,055,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,061,312 (c)
	150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	149,189 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Diversified Financial Services – cont'd
Freedom Mortgage Holdings LLC
	$235,000	9.25%, due 2/1/2029	$239,392 (c)
	235,000	9.13%, due 5/15/2031	237,603 (c)
Jane Street Group/JSG Finance, Inc.
	2,135,000	7.13%, due 4/30/2031	2,201,873 (c)
	2,115,000	6.13%, due 11/1/2032	2,078,791 (c)
	265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.81%, due 3/15/2028	264,391 (f)
	200,000	Muthoot Finance Ltd., 7.13%, due 2/14/2028	198,738 (c)
	3,760,000	Nationstar Mortgage Holdings, Inc., 6.50%, due 8/1/2029	3,821,640 (c)
OneMain Finance Corp.
	1,510,000	6.63%, due 1/15/2028	1,520,573
	2,060,000	7.13%, due 11/15/2031	2,068,508
PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,329,318 (c)
	1,440,000	5.75%, due 9/15/2031	1,371,625 (c)
	490,000	6.88%, due 2/15/2033	489,316 (c)
	925,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	949,827 (c)
	2,460,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	2,127,945 (c)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	198,959 (c)
	1,285,000	SLM Corp., 6.50%, due 1/31/2030	1,326,486
	1,720,000	UWM Holdings LLC, 6.63%, due 2/1/2030	1,700,852 (c)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,192,731 (c)
86,128,918
Electric 3.3%
EUR	1,641,000	A2A SpA, 5.00%, due 6/11/2029	1,891,540 (i)(j)(k)
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	226,698 (i)
	$6,700,000	Alpha Generation LLC, 6.75%, due 10/15/2032	6,828,050 (c)
	6,735,000	American Electric Power Co., Inc., 7.05%, due 12/15/2054	6,796,012 (j)
EUR	3,992,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	4,381,785 (i)(j)
	$1,560,000	Calpine Corp., 5.00%, due 2/1/2031	1,500,549 (c)
	10,620,000	CenterPoint Energy, Inc., 6.70%, due 5/15/2055	10,480,136 (j)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	232,465 (i)(j)(k)
CMS Energy Corp.
	8,225,000	3.75%, due 12/1/2050	7,113,209 (j)
	12,585,000	6.50%, due 6/1/2055	12,269,632 (j)
Comision Federal de Electricidad
	500,000	4.69%, due 5/15/2029	482,327 (i)
	1,710,000	5.70%, due 1/24/2030	1,682,640 (c)
	1,510,000	6.45%, due 1/24/2035	1,447,812 (c)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.88%, due 11/18/2027	558,376 (f)
	1,930,000	Constellation Energy Generation LLC, 6.50%, due 10/1/2053	1,996,970
Dominion Energy, Inc.
	1,350,000	4.35%, due 1/15/2027	1,309,030 (j)(k)
	13,895,000	6.63%, due 5/15/2055	13,661,411 (j)
	3,725,000	Duke Energy Corp., 6.45%, due 9/1/2054	3,732,830 (j)
	4,239,000	Edison International, 5.00%, due 12/15/2026	3,750,012 (j)(k)
EDP SA
EUR	400,000	4.63%, due 9/16/2054	456,339 (i)(j)
EUR	800,000	1.88%, due 3/14/2082	821,946 (i)(j)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
EUR	1,000,000	5.94%, due 4/23/2083	$1,203,779 (i)(j)
		Electricite de France SA
EUR	4,400,000	2.63%, due 12/1/2027	4,835,006 (i)(j)(k)
EUR	6,400,000	7.50%, due 9/6/2028	7,986,658 (i)(j)(k)
	$2,460,000	9.13%, due 3/15/2033	2,751,449 (c)(j)(k)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,124,686 (i)(j)(k)
EUR	3,900,000	Enel SpA, 6.38%, due 4/16/2028	4,728,644 (i)(j)(k)
EUR	600,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	699,850 (i)
	$4,155,000	Entergy Mississippi LLC, 5.80%, due 4/15/2055	4,064,532
	4,870,000	Evergy, Inc., 6.65%, due 6/1/2055	4,734,359 (j)
	8,340,000	Exelon Corp., 6.50%, due 3/15/2055	8,291,694 (j)
	566,723	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	562,189 (c)
		Georgia Power Co.
	269,000	(Secured Overnight Financing Rate Index + 0.75%), 5.11%, due 5/8/2025	269,015 (f)
	565,000	(Secured Overnight Financing Rate Index + 0.28%), 4.65%, due 9/15/2026	562,581 (f)
	3,202,000	Lightning Power LLC, 7.25%, due 8/15/2032	3,317,372 (c)
EUR	1,400,000	Naturgy Finance Iberia SA, 2.37%, due 11/23/2026	1,548,447 (i)(j)(k)
		NextEra Energy Capital Holdings, Inc.
	$820,000	(Secured Overnight Financing Rate Index + 0.76%), 5.14%, due 1/29/2026	820,406 (f)
	250,000	(Secured Overnight Financing Rate Index + 0.80%), 5.16%, due 2/4/2028	250,174 (f)
	3,315,000	6.38%, due 8/15/2055	3,321,988 (j)
GBP	965,000	NGG Finance PLC, 5.63%, due 6/18/2073	1,286,272 (i)(j)
		NRG Energy, Inc.
	$1,855,000	10.25%, due 3/15/2028	2,032,239 (c)(j)(k)
	6,010,000	5.75%, due 7/15/2029	5,981,728 (c)
	775,000	6.00%, due 2/1/2033	766,867 (c)
		Orsted AS
EUR	2,342,000	5.13%, due 12/31/2099	2,653,136 (i)(j)
EUR	100,000	5.25%, due 12/31/2099	113,848 (i)(j)
		Pacific Gas & Electric Co.
	$190,000	3.50%, due 6/15/2025	189,583
	290,000	3.45%, due 7/1/2025	289,165
	3,030,000	5.70%, due 3/1/2035	2,988,112
	2,646,794	4.95%, due 7/1/2050	2,132,064
	3,997,000	6.15%, due 3/1/2055	3,745,918
	1,000,000	PPL Capital Funding, Inc., (3 mo. USD Term SOFR + 2.93%), 7.23%, due 3/30/2067	977,497 (f)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	185,364 (i)
	1,900,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,909,500 (c)
	11,294,000	Sempra, 6.40%, due 10/1/2054	10,301,165 (j)
		Southern Co.
	9,180,000	4.00%, due 1/15/2051	9,045,309 (j)
	1,733,000	6.38%, due 3/15/2055	1,765,423 (j)
EUR	3,088,000	1.88%, due 9/15/2081	3,326,460 (j)
EUR	3,400,000	SSE PLC, 4.00%, due 1/21/2028	3,858,472 (i)(j)(k)
EUR	1,716,000	Stedin Holding NV, 1.50%, due 12/31/2026	1,871,187 (i)(j)(k)
EUR	100,000	TenneT Holding BV, 1.50%, due 6/3/2039	92,597 (i)
GBP	3,800,000	Vattenfall AB, 6.88%, due 8/17/2083	5,154,187 (i)(j)
	$3,065,000	Vistra Corp., 7.00%, due 12/15/2026	3,095,329 (c)(j)(k)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
		Vistra Operations Co. LLC
	$860,000	7.75%, due 10/15/2031	$909,349 (c)
	870,000	6.88%, due 4/15/2032	901,128 (c)
		XPLR Infrastructure Operating Partners LP
	445,000	8.38%, due 1/15/2031	446,633 (c)
	425,000	8.63%, due 3/15/2033	424,105 (c)
			202,135,235
Electrical Components & Equipment 0.2%
		Belden, Inc.
EUR	665,000	3.88%, due 3/15/2028	748,342 (i)
EUR	130,000	3.38%, due 7/15/2031	140,227 (i)
EUR	1,874,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	1,982,949 (i)
EUR	1,100,000	Nexans SA, 4.25%, due 3/11/2030	1,276,644 (i)
		WESCO Distribution, Inc.
	$3,920,000	6.63%, due 3/15/2032	3,987,506 (c)
	2,180,000	6.38%, due 3/15/2033	2,205,312 (c)
			10,340,980
Electronics 0.1%
	1,000,000	Imola Merger Corp., 4.75%, due 5/15/2029	954,875 (c)
	585,000	Sensata Technologies BV, 5.88%, due 9/1/2030	569,337 (c)
	1,780,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,763,483 (c)
			3,287,695
Energy - Alternate Sources 0.0%‡
EUR	1,140,000	Cullinan Holdco SCSp, 4.63%, due 10/15/2026	1,107,160 (i)
	$233,000	FS Luxembourg SARL, 8.88%, due 2/12/2031	234,232 (c)
	176,000	Greenko Dutch BV, 3.85%, due 3/29/2026	170,368 (i)
			1,511,760
Engineering & Construction 0.1%
EUR	900,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	1,014,784 (i)(j)(k)
	$1,325,000	Arcosa, Inc., 6.88%, due 8/15/2032	1,350,163 (c)
		Assemblin Caverion Group AB
EUR	444,000	6.25%, due 7/1/2030	518,756 (i)
EUR	355,000	(3 mo. EUR EURIBOR + 3.50%), 5.85%, due 7/1/2031	398,180 (f)(i)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	216,369 (c)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	250,644 (c)
GBP	879,000	Kier Group PLC, 9.00%, due 2/15/2029	1,217,641 (i)
			4,966,537
Entertainment 1.2%
		888 Acquisitions Ltd.
EUR	100,000	7.56%, due 7/15/2027	113,152 (i)
GBP	345,000	10.75%, due 5/15/2030	460,012 (i)
	$1,655,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,712,925 (c)
EUR	1,045,000	Allwyn International AS, 3.88%, due 2/15/2027	1,177,910 (i)
	$1,485,000	Caesars Entertainment, Inc., 4.63%, due 10/15/2029	1,370,883 (c)
		Churchill Downs, Inc.
	3,255,000	5.75%, due 4/1/2030	3,183,326 (c)
	2,920,000	6.75%, due 5/1/2031	2,949,133 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Entertainment – cont'd
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	$2,666,156 (i)
EUR	625,000	6.50%, due 3/15/2029	737,225 (i)
GBP	2,230,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	2,956,765 (i)
EUR	985,000	Flutter Treasury DAC, 5.00%, due 4/29/2029	1,154,310 (i)
EUR	433,067	LHMC Finco 2 SARL, 7.25% Cash/8.00% PIK, due 10/2/2025	490,579 (i)(l)
	$1,430,000	Light & Wonder International, Inc., 7.25%, due 11/15/2029	1,457,888 (c)
	3,920,000	Live Nation Entertainment, Inc., 4.75%, due 10/15/2027	3,836,919 (c)
EUR	795,000	Lottomatica Group SpA, 5.38%, due 6/1/2030	930,217 (i)
	$1,260,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	1,173,526 (c)
	2,900,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,737,769 (c)
		Motion Finco SARL
EUR	1,060,000	7.38%, due 6/15/2030	1,167,799 (i)
	$195,000	8.38%, due 2/15/2032	184,585 (c)
	3,130,000	Penn Entertainment, Inc., 4.13%, due 7/1/2029	2,745,376 (c)
	1,800,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	1,713,223 (c)
	1,630,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,549,271 (c)
	2,230,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	2,260,623 (c)
	2,580,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,452,833
	4,455,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	4,494,961 (c)
		Warnermedia Holdings, Inc.
EUR	200,000	4.69%, due 5/17/2033	217,810
	$40,130,000	5.05%, due 3/15/2042	30,248,526
			76,143,702
Environmental Control 0.1%
	2,402,000	Ambipar Lux SARL, 9.88%, due 2/6/2031	2,305,409 (c)
	1,610,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,522,478 (c)
			3,827,887
Food 0.9%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	1,010,000	5.88%, due 2/15/2028	1,009,236 (c)
	705,000	6.25%, due 3/15/2033	715,256 (c)
GBP	840,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	1,043,904 (i)
	$5,725,000	Campbell's Co., 5.40%, due 3/21/2034	5,770,869
	200,000	Cencosud SA, 4.38%, due 7/17/2027	197,706 (i)
GBP	600,000	Co-Operative Bank Holdings Ltd., 7.50%, due 7/8/2026	808,719 (i)
EUR	2,600,000	Flora Food Management BV, 6.88%, due 7/2/2029	3,037,096 (i)
EUR	250,000	Iceland Bondco PLC, (3 mo. EUR EURIBOR + 5.50%), 8.06%, due 12/15/2027	284,855 (f)(i)
	$1,885,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.50%, due 12/1/2052	1,940,638
	22,085,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, due 2/25/2055	22,437,697 (c)
		Market Bidco Finco PLC
EUR	100,000	4.75%, due 11/4/2027	109,050 (i)
GBP	2,145,000	5.50%, due 11/4/2027	2,722,858 (i)
	$2,635,000	Minerva Luxembourg SA, 8.88%, due 9/13/2033	2,810,696 (c)
GBP	825,000	Ocado Group PLC, 10.50%, due 8/8/2029	1,099,151 (i)
	$545,000	Performance Food Group, Inc., 6.13%, due 9/15/2032	545,162 (c)
		Post Holdings, Inc.
	2,380,000	6.38%, due 3/1/2033	2,353,244 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Food – cont'd
	$430,000	6.25%, due 10/15/2034	$426,431 (c)
		U.S. Foods, Inc.
	270,000	6.88%, due 9/15/2028	276,755 (c)
	880,000	7.25%, due 1/15/2032	920,577 (c)
	4,555,000	5.75%, due 4/15/2033	4,461,658 (c)
			52,971,558
Food Service 0.0%‡
	955,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	955,064 (c)
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 OY, 3.63%, due 2/4/2028	2,853,467 (i)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,323,171 (c)
EUR	2,135,000	Fedrigoni SpA, 6.13%, due 6/15/2031	2,338,632 (i)
	$365,000	Magnera Corp., 7.25%, due 11/15/2031	345,155 (c)
			7,860,425
Gas 0.1%
EUR	3,000,000	APA Infrastructure Ltd., 7.13%, due 11/9/2083	3,719,444 (i)(j)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	227,900 (i)
EUR	922,000	UGI International LLC, 2.50%, due 12/1/2029	967,414 (i)
		Venture Global Plaquemines LNG LLC
	$720,000	7.50%, due 5/1/2033	738,653 (c)
	720,000	7.75%, due 5/1/2035	739,367 (c)
			6,392,778
Healthcare - Products 0.2%
EUR	605,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	675,160 (i)
	$3,495,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	3,630,606 (c)
		Medline Borrower LP
	635,000	3.88%, due 4/1/2029	592,340 (c)
	2,820,000	5.25%, due 10/1/2029	2,677,978 (c)
EUR	100,000	Medtronic, Inc., 4.15%, due 10/15/2053	111,316
		RAY Financing LLC
EUR	465,000	(3 mo. EUR EURIBOR + 3.75%), 6.03%, due 7/15/2031	525,556 (f)(i)
EUR	1,232,000	6.50%, due 7/15/2031	1,441,095 (i)
			9,654,051
Healthcare - Services 0.5%
		Acadia Healthcare Co., Inc.
	$270,000	5.50%, due 7/1/2028	264,330 (c)
	230,000	5.00%, due 4/15/2029	217,433 (c)
	1,070,000	7.38%, due 3/15/2033	1,069,070 (c)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,667,911
		CHS/Community Health Systems, Inc.
	495,000	5.63%, due 3/15/2027	482,732 (c)
	455,000	5.25%, due 5/15/2030	388,184 (c)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,540,684
EUR	1,605,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	1,915,567 (i)
EUR	1,589,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	1,892,354 (i)(j)(k)
		HCA, Inc.
	$3,200,000	5.45%, due 4/1/2031	3,261,257
	3,100,000	5.50%, due 6/1/2033	3,119,821

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Healthcare - Services – cont'd
	$545,000	Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, due 4/30/2028	$574,262 (c)
EUR	800,000	IQVIA, Inc., 2.88%, due 6/15/2028	880,753 (i)(n)
		LifePoint Health, Inc.
	$795,000	9.88%, due 8/15/2030	845,660 (c)
	650,000	10.00%, due 6/1/2032	630,500 (c)
		Molina Healthcare, Inc.
	895,000	3.88%, due 11/15/2030	806,806 (c)
	830,000	6.25%, due 1/15/2033	823,755 (c)
	1,190,000	Select Medical Corp., 6.25%, due 12/1/2032	1,181,615 (c)
	915,000	Star Parent, Inc., 9.00%, due 10/1/2030	925,816 (c)
	2,870,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,863,487 (c)
	730,781	Team Health Holdings, Inc., 9.00% Cash/4.50% PIK, due 6/30/2028	783,763 (c)(l)
		Tenet Healthcare Corp.
	1,390,000	6.13%, due 10/1/2028	1,386,676
	985,000	6.13%, due 6/15/2030	988,378
	1,055,000	6.75%, due 5/15/2031	1,081,469
	565,000	UnitedHealth Group, Inc., (Secured Overnight Financing Rate + 0.50%), 4.88%, due 7/15/2026	564,379 (f)
			30,156,662
Holding Companies - Diversified 0.1%
		Benteler International AG
EUR	1,658,000	9.38%, due 5/15/2028	1,955,972 (i)
	$2,350,000	10.50%, due 5/15/2028	2,399,031 (c)
EUR	2,110,000	ProGroup AG, 5.38%, due 4/15/2031	2,310,637 (i)
			6,665,640
Home Builders 0.2%
		Beazer Homes USA, Inc.
	$810,000	5.88%, due 10/15/2027	791,256
	650,000	7.50%, due 3/15/2031	628,015 (c)
		KB Home
	565,000	7.25%, due 7/15/2030	578,343
	490,000	4.00%, due 6/15/2031	441,601
GBP	967,000	Maison Finco PLC, 6.00%, due 10/31/2027	1,247,354 (i)
	$365,000	Mattamy Group Corp., 5.25%, due 12/15/2027	354,552 (c)
GBP	3,695,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	4,806,357 (i)
	$1,025,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	994,988
	1,475,000	Taylor Morrison Communities, Inc., 5.75%, due 1/15/2028	1,475,666 (c)
			11,318,132
Insurance 1.4%
	3,775,000	200 Park Funding Trust, 5.74%, due 2/15/2055	3,683,506 (c)
		Acrisure LLC/Acrisure Finance, Inc.
	1,260,000	8.25%, due 2/1/2029	1,289,202 (c)
	1,990,000	7.50%, due 11/6/2030	2,027,235 (c)
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	206,874 (c)
		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	810,000	6.75%, due 10/15/2027	804,177 (c)
	2,610,000	6.75%, due 4/15/2028	2,628,792 (c)
	4,435,000	7.00%, due 1/15/2031	4,501,070 (c)
	345,000	6.50%, due 10/1/2031	344,293 (c)
	80,000	7.38%, due 10/1/2032	80,845 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Insurance – cont'd
	$785,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	$749,461 (c)
	7,740,000	Aon North America, Inc., 5.75%, due 3/1/2054	7,484,426
	1,335,000	Ardonagh Finco Ltd., 7.75%, due 2/15/2031	1,358,768 (c)(n)
	510,000	Ardonagh Group Finance Ltd., 8.88%, due 2/15/2032	520,209 (c)
	2,840,000	Arthur J Gallagher & Co., 5.55%, due 2/15/2055	2,675,159
Athene Global Funding
	565,000	(Secured Overnight Financing Rate Index + 0.83%), 5.21%, due 1/7/2027	563,737 (c)(f)
EUR	210,000	0.83%, due 1/8/2027	230,253 (i)
	$1,195,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, due 5/15/2031	1,215,904 (c)
	1,555,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,501,393 (c)
	671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 5.68%, due 9/25/2026	675,848 (c)(f)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,453,735 (j)
	12,270,000	GA Global Funding Trust, 5.20%, due 12/9/2031	12,229,335 (c)
Global Atlantic Fin Co.
	5,360,000	4.70%, due 10/15/2051	5,093,921 (c)(j)
	4,185,000	7.95%, due 10/15/2054	4,249,947 (c)(j)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
	435,000	7.25%, due 2/15/2031	446,753 (c)
	460,000	8.13%, due 2/15/2032	466,625 (c)
HUB International Ltd.
	4,110,000	7.25%, due 6/15/2030	4,263,069 (c)
	540,000	7.38%, due 1/31/2032	556,331 (c)
Jones Deslauriers Insurance Management, Inc.
	605,000	8.50%, due 3/15/2030	638,144 (c)
	195,000	10.50%, due 12/15/2030	209,768 (c)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,176,795 (c)(j)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 5.06%, due 11/8/2027	564,193 (f)
	3,740,000	MetLife, Inc., 6.35%, due 3/15/2055	3,715,297 (j)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.94%, due 8/28/2026	710,922 (c)(f)
	1,150,000	Panther Escrow Issuer LLC, 7.13%, due 6/1/2031	1,178,169 (c)
Prudential Financial, Inc.
	1,550,000	5.13%, due 3/1/2052	1,456,741 (j)
	2,340,000	6.50%, due 3/15/2054	2,347,346 (j)
	2,075,000	Reinsurance Group of America, Inc., 6.65%, due 9/15/2055	2,010,616 (j)
	495,000	USI, Inc., 7.50%, due 1/15/2032	511,231 (c)
82,820,090
Internet 0.4%
EUR	100,000	Alphabet, Inc., 3.38%, due 5/6/2037	111,971 (g)
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	106,869
EUR	1,257,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	1,501,316 (i)
Gen Digital, Inc.
	$455,000	7.13%, due 9/30/2030	468,478 (c)
	3,180,000	6.25%, due 4/1/2033	3,171,421 (c)
Rakuten Group, Inc.
EUR	1,210,000	4.25%, due 4/22/2027	1,257,766 (i)(j)(k)
	$945,000	9.75%, due 4/15/2029	996,795 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Internet – cont'd
		Uber Technologies, Inc.
	$6,205,000	4.80%, due 9/15/2034	$6,011,415
	10,265,000	5.35%, due 9/15/2054	9,401,428
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	749,649 (i)
EUR	1,820,000	5.25%, due 2/1/2030	2,038,234 (i)
EUR	1,483,000	6.75%, due 2/15/2031	1,720,949 (i)
			27,536,291
Investment Companies 0.1%
	$218,000	Abu Dhabi Developmental Holding Co. PJSC, 4.50%, due 5/6/2030	216,899 (c)(g)
	3,365,000	Blackstone Private Credit Fund, 6.00%, due 1/29/2032	3,336,952
			3,553,851
Iron - Steel 0.2%
		Cleveland-Cliffs, Inc.
	1,950,000	6.88%, due 11/1/2029	1,888,630 (c)
	705,000	7.00%, due 3/15/2032	662,338 (c)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	186,602 (i)
		Metinvest BV
	240,000	7.65%, due 10/1/2027	202,325 (c)
	1,990,000	7.75%, due 10/17/2029	1,584,296 (c)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,065,051 (i)
	200,000	POSCO, 4.38%, due 8/4/2025	199,742 (c)
	4,250,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	4,104,808
			9,893,792
Leisure Time 0.3%
		Carnival Corp.
	4,290,000	6.00%, due 5/1/2029	4,264,722 (c)
	2,370,000	6.13%, due 2/15/2033	2,349,960 (c)
GBP	1,208,000	Deuce Finco PLC, 5.50%, due 6/15/2027	1,589,857 (i)
	$1,105,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	1,135,622 (c)
		NCL Corp. Ltd.
	84,000	5.88%, due 3/15/2026	83,571 (c)
	720,000	7.75%, due 2/15/2029	743,071 (c)
	725,000	6.75%, due 2/1/2032	707,919 (c)
GBP	1,190,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,681,465 (i)
	$1,045,000	Royal Caribbean Cruises Ltd., 5.63%, due 9/30/2031	1,036,968 (c)
		Viking Cruises Ltd.
	3,920,000	7.00%, due 2/15/2029	3,934,086 (c)
	885,000	9.13%, due 7/15/2031	946,237 (c)
	1,860,000	Viking Ocean Cruises Ship VII Ltd., 5.63%, due 2/15/2029	1,841,346 (c)
			20,314,824
Lodging 0.2%
EUR	900,000	Accor SA, 4.88%, due 6/6/2030	1,025,510 (i)(j)(k)
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	198,210 (i)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	52,119 (g)
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,906,079 (c)
		MGM Resorts International
	825,000	6.13%, due 9/15/2029	821,267
	990,000	6.50%, due 4/15/2032	975,555

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Lodging – cont'd
EUR	935,000	Motel One GmbH, 7.75%, due 4/2/2031	$1,118,308 (i)
GBP	1,438,000	TVL Finance PLC, 10.25%, due 4/28/2028	1,935,684 (i)
Wynn Macau Ltd.
	$1,205,000	5.50%, due 1/15/2026	1,198,321 (c)
	200,000	5.50%, due 1/15/2026	198,892 (i)
9,429,945
Machinery - Construction & Mining 0.1%
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.88%, due 5/14/2027	1,497,660 (f)
	680,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	689,350 (c)
	3,920,000	Terex Corp., 6.25%, due 10/15/2032	3,751,609 (c)
5,938,619
Machinery - Diversified 0.1%
Chart Industries, Inc.
	1,005,000	7.50%, due 1/1/2030	1,042,676 (c)
	820,000	9.50%, due 1/1/2031	873,836 (c)
John Deere Capital Corp.
	850,000	(Secured Overnight Financing Rate + 0.44%), 4.81%, due 3/6/2026	849,933 (f)
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.97%, due 6/11/2027	150,091 (f)
	1,775,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,789,755 (c)
EUR	2,561,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	2,890,356 (i)
7,596,647
Media 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
	$2,335,000	5.38%, due 6/1/2029	2,284,070 (c)
	1,110,000	6.38%, due 9/1/2029	1,119,945 (c)
	2,135,000	4.75%, due 3/1/2030	2,015,515 (c)
	1,280,000	4.50%, due 8/15/2030	1,188,588 (c)
	835,000	4.25%, due 2/1/2031	754,442 (c)
	2,275,000	4.50%, due 5/1/2032	2,021,289
	335,000	4.50%, due 6/1/2033	291,473 (c)
	830,000	4.25%, due 1/15/2034	699,182 (c)
Charter Communications Operating LLC/Charter Communications Operating Capital
	2,975,000	6.10%, due 6/1/2029	3,080,855
	3,825,000	5.75%, due 4/1/2048	3,265,429
	14,868,000	3.90%, due 6/1/2052	9,416,998
CSC Holdings LLC
	350,000	5.50%, due 4/15/2027	325,213 (c)
	275,000	5.38%, due 2/1/2028	240,319 (c)
	205,000	7.50%, due 4/1/2028	150,142 (c)
	310,000	11.25%, due 5/15/2028	303,030 (c)
	900,000	11.75%, due 1/31/2029	850,876 (c)
	240,000	6.50%, due 2/1/2029	196,281 (c)
	295,000	5.75%, due 1/15/2030	147,954 (c)
	620,000	4.13%, due 12/1/2030	424,929 (c)
	455,000	4.63%, due 12/1/2030	210,450 (c)
	235,000	4.50%, due 11/15/2031	159,803 (c)
	745,000	DISH DBS Corp., 5.13%, due 6/1/2029	466,455
	3,420,000	Fox Corp., 6.50%, due 10/13/2033	3,638,019

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Media – cont'd
McGraw-Hill Education, Inc.
	$770,000	5.75%, due 8/1/2028	$754,298 (c)
	405,000	8.00%, due 8/1/2029	401,106 (c)
	275,000	7.38%, due 9/1/2031	280,984 (c)
	1,565,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,595,514 (c)
	1,835,000	Sirius XM Radio LLC, 3.88%, due 9/1/2031	1,574,594 (c)
	1,410,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	1,357,567 (c)
GBP	2,009,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,513,901 (i)
Ziggo Bond Co. BV
EUR	1,951,000	3.38%, due 2/28/2030	1,956,295 (i)
EUR	1,665,000	6.13%, due 11/15/2032	1,783,519 (i)
45,469,035
Metal Fabricate - Hardware 0.0%‡
EUR	246,000	Timken Co., 4.13%, due 5/23/2034	271,974
Mining 0.5%
	$1,390,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,365,757 (c)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	195,047 (i)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	198,502 (c)
Constellium SE
	1,360,000	5.63%, due 6/15/2028	1,338,245 (c)
EUR	1,980,000	5.38%, due 8/15/2032	2,211,277 (i)
	$5,000	6.38%, due 8/15/2032	4,922 (c)
Corp. Nacional del Cobre de Chile
	2,890,000	3.15%, due 1/14/2030	2,657,219 (c)
	350,000	6.44%, due 1/26/2036	362,648 (c)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	195,930 (c)
	840,000	FMG Resources August 2006 Pty. Ltd., 4.50%, due 9/15/2027	819,398 (c)
	785,000	Hudbay Minerals, Inc., 6.13%, due 4/1/2029	781,501 (c)
	380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	370,664 (c)
Kaiser Aluminum Corp.
	3,290,000	4.63%, due 3/1/2028	3,165,472 (c)
	3,920,000	4.50%, due 6/1/2031	3,522,605 (c)
	1,900,000	Minera Mexico SA de CV, 5.63%, due 2/12/2032	1,901,900 (c)
Novelis Corp.
	1,425,000	4.75%, due 1/30/2030	1,325,088 (c)
	2,255,000	6.88%, due 1/30/2030	2,287,490 (c)
Rio Tinto Finance USA PLC
	6,040,000	4.88%, due 3/14/2030	6,131,593
	1,515,000	5.88%, due 3/14/2065	1,496,276
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	204,811 (c)
	340,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	343,300 (c)
30,879,645
Miscellaneous Manufacturer 0.2%
	5,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	5,630,239 (c)
Axon Enterprise, Inc.
	740,000	6.13%, due 3/15/2030	752,879 (c)
	4,660,000	6.25%, due 3/15/2033	4,749,598 (c)
	760,000	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	746,298 (c)(l)
	930,000	Calderys Financing LLC, 11.25%, due 6/1/2028	982,586 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Miscellaneous Manufacturer – cont'd
EUR	985,000	Ctec II GmbH, 5.25%, due 2/15/2030	$974,146 (i)
	$335,000	Hillenbrand, Inc., 3.75%, due 3/1/2031	290,851
			14,126,597
Multi-National 0.0%‡
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	193,731 (i)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	196,120 (i)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	201,015 (c)
		Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	278,535
	94,000	6.00%, due 4/26/2027	97,496
	26,000	5.00%, due 1/24/2029	26,709
EUR	200,000	Dexia SA, 0.63%, due 1/17/2026	224,150 (i)
			1,217,756
Office - Business Equipment 0.1%
	$6,040,000	CDW LLC/CDW Finance Corp., 5.10%, due 3/1/2030	6,028,524
Oil & Gas 1.9%
	2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,507,324 (c)
		Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	770,000	8.25%, due 12/31/2028	777,912 (c)
	3,880,000	5.88%, due 6/30/2029	3,764,903 (c)
	2,710,000	6.63%, due 10/15/2032	2,681,573 (c)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	192,800 (c)
	185,366	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	157,654 (i)
		BP Capital Markets PLC
EUR	4,000,000	3.25%, due 3/22/2026	4,514,409 (i)(j)(k)
EUR	1,000,000	4.38%, due 8/19/2031	1,109,027 (i)(j)(k)(n)
	$805,000	Chevron USA, Inc., (Secured Overnight Financing Rate Index + 0.36%), 4.72%, due 2/26/2027	803,272 (f)
		Civitas Resources, Inc.
	270,000	8.38%, due 7/1/2028	265,259 (c)
	1,000,000	8.63%, due 11/1/2030	963,798 (c)
	2,542,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	2,423,007 (c)
	5,460,000	ConocoPhillips Co., 5.50%, due 1/15/2055	5,060,388
	595,000	Crescent Energy Finance LLC, 7.38%, due 1/15/2033	526,585 (c)
		Devon Energy Corp.
	6,294,000	5.20%, due 9/15/2034	5,901,340
	5,690,000	5.75%, due 9/15/2054	4,848,943
		Diamondback Energy, Inc.
	6,100,000	5.55%, due 4/1/2035	5,995,442
	3,820,000	6.25%, due 3/15/2053	3,612,281
	3,015,000	5.75%, due 4/18/2054	2,694,060
		Ecopetrol SA
	200,000	8.63%, due 1/19/2029	209,102
	2,655,000	4.63%, due 11/2/2031	2,168,463
	1,300,000	8.88%, due 1/13/2033	1,301,239
	1,140,000	8.38%, due 1/19/2036	1,067,140
	1,215,000	5.88%, due 5/28/2045	814,208
	3,725,000	EOG Resources, Inc., 5.65%, due 12/1/2054	3,532,353
	227,000	Geopark Ltd., 8.75%, due 1/31/2030	196,237 (c)
	2,270,000	Gran Tierra Energy, Inc., 9.50%, due 10/15/2029	1,765,080 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Oil & Gas – cont'd
Hilcorp Energy I LP/Hilcorp Finance Co.
	$1,375,000	5.75%, due 2/1/2029	$1,287,415 (c)
	740,000	8.38%, due 11/1/2033	703,711 (c)
	2,060,000	6.88%, due 5/15/2034	1,750,600 (c)
KazMunayGas National Co. JSC
	2,680,000	5.75%, due 4/19/2047	2,244,060 (c)
	1,000,000	6.38%, due 10/24/2048	887,960 (i)
	580,000	6.38%, due 10/24/2048	515,017 (c)
	695,000	Kimmeridge Texas Gas LLC, 8.50%, due 2/15/2030	667,300 (c)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	105,820 (i)
Matador Resources Co.
	245,000	6.50%, due 4/15/2032	235,988 (c)
	210,000	6.25%, due 4/15/2033	198,219 (c)
	817,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	808,242 (c)
	200,000	NewCo Holding USD 20 SARL, 9.38%, due 11/7/2029	197,500 (c)
	1,100,000	Noble Finance II LLC, 8.00%, due 4/15/2030	1,048,044 (c)
	300,000	Northern Oil & Gas, Inc., 8.75%, due 6/15/2031	288,219 (c)
	12,955,000	Occidental Petroleum Corp., 6.05%, due 10/1/2054	11,176,210
	995,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	1,001,657 (c)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	782,746 (c)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	203,248
Petroleos Mexicanos
	14,000	6.49%, due 1/23/2027	13,679
	287,000	6.50%, due 3/13/2027	280,417
EUR	1,450,000	4.75%, due 2/26/2029	1,480,184 (i)
	$1,990,000	6.70%, due 2/16/2032	1,705,750
	2,515,000	6.75%, due 9/21/2047	1,689,137
	1,875,000	6.35%, due 2/12/2048	1,210,595
	11,075,000	7.69%, due 1/23/2050	8,080,309
	600,000	QatarEnergy, 1.38%, due 9/12/2026	575,412 (i)
	1,515,000	Raizen Fuels Finance SA, 6.95%, due 3/5/2054	1,432,347 (c)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	222,966 (c)
	1,625,000	Saudi Arabian Oil Co., 5.75%, due 7/17/2054	1,509,625 (c)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	204,949 (c)
SierraCol Energy Andina LLC
	1,426,000	6.00%, due 6/15/2028	1,311,665 (c)
	200,000	6.00%, due 6/15/2028	183,901 (i)
	200,000	Sinopec Group Overseas Development 2018 Ltd., 2.15%, due 5/13/2025	199,847 (c)
	510,000	SM Energy Co., 7.00%, due 8/1/2032	470,155 (c)
	1,490,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,369,231 (c)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,348,885 (i)(j)(k)(n)
	$830,000	Transocean, Inc., 8.25%, due 5/15/2029	669,188 (c)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	188,746 (c)
EUR	1,600,000	Wintershall Dea Finance 2 BV, 3.00%, due 7/20/2028	1,661,167 (i)(j)(k)(n)
	$392,000	YPF SA, 9.50%, due 1/17/2031	404,397 (c)
114,168,307
Oil & Gas Services 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
	515,000	6.88%, due 4/1/2027	514,275 (c)
	730,000	6.25%, due 4/1/2028	728,757 (c)
	1,680,000	6.63%, due 9/1/2032	1,670,548 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Oil & Gas Services – cont'd
	$1,800,000	Aris Water Holdings LLC, 7.25%, due 4/1/2030	$1,786,187 (c)
	1,460,000	Star Holding LLC, 8.75%, due 8/1/2031	1,337,725 (c)
	2,470,000	USA Compression Partners LP/USA Compression Finance Corp., 7.13%, due 3/15/2029	2,493,937 (c)
			8,531,429
Packaging & Containers 0.2%
		Clydesdale Acquisition Holdings, Inc.
	225,000	8.75%, due 4/15/2030	231,823 (c)
	1,945,000	6.75%, due 4/15/2032	1,988,767 (c)
EUR	600,000	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	624,144 (i)(l)
EUR	2,820,000	Guala Closures SpA, 3.25%, due 6/15/2028	3,038,996 (i)
		Mauser Packaging Solutions Holding Co.
	$1,310,000	7.88%, due 4/15/2027	1,313,458 (c)
	1,875,000	9.25%, due 4/15/2027	1,720,342 (c)
		Sealed Air Corp.
	2,635,000	6.50%, due 7/15/2032	2,680,141 (c)
	330,000	6.88%, due 7/15/2033	342,573 (c)
	185,000	Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, due 2/15/2031	192,650 (c)
		Trivium Packaging Finance BV
	1,475,000	5.50%, due 8/15/2026	1,460,510 (c)
	1,440,000	8.50%, due 8/15/2027	1,423,270 (c)
			15,016,674
Pharmaceuticals 0.8%
	3,040,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,976,689 (c)
	840,000	AdaptHealth LLC, 6.13%, due 8/1/2028	814,660 (c)
EUR	1,500,000	Bayer AG, 5.38%, due 3/25/2082	1,669,534 (i)(j)
EUR	2,411,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	2,533,698 (i)
		CVS Health Corp.
	$1,000,000	3.88%, due 7/20/2025	997,377
	6,365,000	5.05%, due 3/25/2048	5,409,524
	1,885,000	5.63%, due 2/21/2053	1,709,413
	9,110,000	5.88%, due 6/1/2053	8,539,274
	7,565,000	7.00%, due 3/10/2055	7,652,364 (j)
	260,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.87%, due 3/12/2027	259,675 (f)
		Grifols SA
EUR	805,000	2.25%, due 11/15/2027	876,452 (i)
EUR	1,325,000	3.88%, due 10/15/2028	1,407,605 (i)
EUR	1,320,000	7.50%, due 5/1/2030	1,572,551 (i)
		Gruenenthal GmbH
EUR	125,000	4.13%, due 5/15/2028	140,728 (i)
EUR	1,931,000	4.63%, due 11/15/2031	2,143,636 (i)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	104,781
EUR	1,025,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	1,195,982 (i)(n)
		Nidda Healthcare Holding GmbH
EUR	628,887	7.50%, due 8/21/2026	725,830 (i)
EUR	1,290,000	5.63%, due 2/21/2030	1,476,526 (i)
		Rossini SARL
EUR	750,954	(3 mo. EUR EURIBOR + 3.88%), 6.23%, due 12/31/2029	851,783 (f)(i)
EUR	865,000	6.75%, due 12/31/2029	1,019,380 (i)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Pharmaceuticals – cont'd
Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	$1,031,233 (i)
EUR	4,993,000	4.38%, due 5/9/2030	5,712,550
50,821,245
Pipelines 1.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
	$3,255,000	5.38%, due 6/15/2029	3,176,571 (c)
	3,025,000	6.63%, due 2/1/2032	3,056,269 (c)
	2,345,000	Buckeye Partners LP, 6.75%, due 2/1/2030	2,386,052 (c)
CQP Holdco LP/BIP-V Chinook Holdco LLC
	455,000	5.50%, due 6/15/2031	436,633 (c)
	155,000	7.50%, due 12/15/2033	163,089 (c)
	3,200,000	Enbridge, Inc., 8.25%, due 1/15/2084	3,319,926 (j)
Energy Transfer LP
	6,915,000	5.95%, due 5/15/2054	6,286,481
	15,434,000	6.20%, due 4/1/2055	14,480,923
	1,925,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,955,467 (c)(g)
Genesis Energy LP/Genesis Energy Finance Corp.
	1,825,000	7.75%, due 2/1/2028	1,818,040
	1,000	7.88%, due 5/15/2032	973
	230,000	8.00%, due 5/15/2033	223,080
Harvest Midstream I LP
	1,290,000	7.50%, due 9/1/2028	1,305,729 (c)
	1,120,000	7.50%, due 5/15/2032	1,139,848 (c)
	690,000	Hess Midstream Operations LP, 5.88%, due 3/1/2028	691,450 (c)
	5,800,000	Howard Midstream Energy Partners LLC, 7.38%, due 7/15/2032	5,936,813 (c)
	865,000	ITT Holdings LLC, 6.50%, due 8/1/2029	789,796 (c)
Kinder Morgan, Inc.
	1,335,000	5.15%, due 6/1/2030	1,347,754 (g)
	3,740,000	5.55%, due 6/1/2045	3,424,010
Kinetik Holdings LP
	205,000	6.63%, due 12/15/2028	206,498 (c)
	1,750,000	5.88%, due 6/15/2030	1,709,837 (c)
	12,197,000	MPLX LP, 5.95%, due 4/1/2055	11,224,160
	405,000	Northriver Midstream Finance LP, 6.75%, due 7/15/2032	402,454 (c)
	4,325,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	4,394,347 (c)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	606,000 (i)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,355,000	5.50%, due 1/15/2028	1,317,378 (c)
	1,470,000	6.00%, due 12/31/2030	1,368,778 (c)
	170,000	6.00%, due 9/1/2031	156,718 (c)
	760,000	TransMontaigne Partners LLC, 8.50%, due 6/15/2030	764,929 (c)
Venture Global LNG, Inc.
	610,000	7.00%, due 1/15/2030	574,620 (c)
	1,830,000	8.38%, due 6/1/2031	1,764,698 (c)
	580,000	9.88%, due 2/1/2032	588,911 (c)
77,018,232
Real Estate 0.3%
EUR	1,394,400	Adler Financing SARL, 8.25%, due 12/31/2028	1,618,743 (l)
EUR	100,000	Aroundtown SA, 1.63%, due 4/15/2026	101,714 (i)(j)(k)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Real Estate – cont'd
		Balder Finland OYJ
EUR	615,000	1.38%, due 5/24/2030	$618,875 (i)
EUR	100,000	2.00%, due 1/18/2031	102,523 (i)
EUR	1,600,000	Castellum AB, 3.13%, due 12/2/2026	1,751,251 (i)(j)(k)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	110,990 (i)(o)
		CPI Property Group SA
EUR	1,110,000	4.88%, due 7/16/2025	1,210,309 (i)(j)(k)
EUR	200,000	4.88%, due 8/18/2026	214,214 (i)(j)(k)
GBP	320,000	4.00%, due 1/22/2028	394,479 (i)
EUR	1,700,000	7.00%, due 5/7/2029	2,006,905 (i)
EUR	1,285,000	1.75%, due 1/14/2030	1,202,996 (i)
EUR	1,171,000	1.50%, due 1/27/2031	1,037,196 (i)
	$755,000	Cushman & Wakefield U.S. Borrower LLC, 6.75%, due 5/15/2028	758,522 (c)
EUR	1,446,000	Fastighets AB Balder, 2.87%, due 6/2/2081	1,594,078 (i)(j)
EUR	100,000	Grand City Properties SA, 1.50%, due 3/9/2026	106,581 (i)(j)(k)
EUR	1,899,000	Heimstaden AB, 8.38%, due 1/29/2030	2,130,743 (i)
		Heimstaden Bostad AB
EUR	200,000	3.38%, due 1/15/2026	218,640 (i)(j)(k)
EUR	1,213,000	2.63%, due 2/1/2027	1,262,581 (i)(j)(k)
EUR	1,200,000	3.00%, due 10/29/2027	1,223,275 (i)(j)(k)
EUR	1,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	1,536,798 (i)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	176,512 (i)
			19,377,925
Real Estate Investment Trusts 0.4%
EUR	930,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	1,155,849 (i)
		Blackstone Mortgage Trust, Inc.
	$385,000	3.75%, due 1/15/2027	365,923 (c)
	2,085,000	7.75%, due 12/1/2029	2,165,521 (c)
EUR	1,465,412	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	1,681,562 (i)
	$565,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	527,865 (c)
	315,000	Iron Mountain, Inc., 5.63%, due 7/15/2032	305,494 (c)
	380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	390,450 (c)
	1,235,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,164,546 (c)
	3,065,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 5.88%, due 10/1/2028	2,991,011 (c)
	2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	2,037,690 (c)
		RHP Hotel Properties LP/RHP Finance Corp.
	455,000	4.50%, due 2/15/2029	435,390 (c)
	395,000	6.50%, due 4/1/2032	393,682 (c)
	1,260,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,138,768 (c)
		Service Properties Trust
	320,000	5.25%, due 2/15/2026	316,016
	490,000	4.75%, due 10/1/2026	474,403
	425,000	8.63%, due 11/15/2031	450,956 (c)
	1,250,000	Simon Property Group LP, 3.50%, due 9/1/2025	1,245,007
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	627,400 (c)
	4,430,000	6.50%, due 7/1/2030	4,455,707 (c)
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	799,000	10.50%, due 2/15/2028	848,366 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$1,205,000	4.75%, due 4/15/2028	$1,153,265 (c)
	370,000	6.50%, due 2/15/2029	338,487 (c)
	1,895,000	XHR LP, 4.88%, due 6/1/2029	1,781,225 (c)
			26,444,583
Retail 0.6%
	215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	216,286 (c)
		Asbury Automotive Group, Inc.
	420,000	4.75%, due 3/1/2030	392,782
	1,360,000	5.00%, due 2/15/2032	1,239,410 (c)
		B&M European Value Retail SA
GBP	1,035,000	8.13%, due 11/15/2030	1,442,933 (i)
GBP	670,000	6.50%, due 11/27/2031	871,849 (i)
	$1,860,000	Bath & Body Works, Inc., 6.63%, due 10/1/2030	1,892,747 (c)
	2,475,000	Beacon Roofing Supply, Inc., 6.75%, due 4/30/2032	2,481,402 (c)
		Bertrand Franchise Finance SAS
EUR	535,000	(3 mo. EUR EURIBOR + 3.75%), 5.99%, due 7/18/2030	603,727 (f)(i)
EUR	250,000	6.50%, due 7/18/2030	293,467 (i)
EUR	2,226,000	Bubbles Bidco SPA, 6.50%, due 9/30/2031	2,518,775 (i)
		Carvana Co.
	$349,439	9.00% Cash/12.00% PIK, due 12/1/2028	359,239 (c)(l)
	235,000	11.00% Cash/13.00% PIK, due 6/1/2030	248,828 (c)(l)
GBP	2,410,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	3,276,446 (i)
EUR	1,823,000	Ceconomy AG, 6.25%, due 7/15/2029	2,148,058 (i)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	201,116 (c)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	208,014 (c)
	2,040,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	2,115,352 (c)
EUR	1,470,000	Eroski S Coop, 10.63%, due 4/30/2029	1,794,343 (i)
EUR	1,065,000	Fnac Darty SA, 6.00%, due 4/1/2029	1,266,483 (i)
EUR	420,000	Food Service Project SA, 5.50%, due 1/21/2027	475,797 (i)
EUR	920,000	Goldstory SAS, 6.75%, due 2/1/2030	1,066,975 (i)
	$830,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	838,480 (c)
	1,005,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	945,090 (c)
	1,515,000	LCM Investments Holdings II LLC, 8.25%, due 8/1/2031	1,584,522 (c)
EUR	100,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	92,895 (i)
	$195,000	Nordstrom, Inc., 4.38%, due 4/1/2030	172,716
	1,270,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,232,952 (c)
EUR	1,586,000	PEU Fin PLC, 7.25%, due 7/1/2028	1,859,115 (i)
GBP	761,000	Waga Bondco Ltd., 8.50%, due 6/15/2030	990,605 (i)
		Walgreens Boots Alliance, Inc.
EUR	2,185,000	2.13%, due 11/20/2026	2,394,616
	$200,000	8.13%, due 8/15/2029	208,090
	125,000	4.80%, due 11/18/2044	115,440
	615,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.43%), 4.81%, due 4/28/2027	615,916 (f)
			36,164,466
Savings & Loans 0.1%
	5,455,000	Nationwide Building Society, 4.13%, due 10/18/2032	5,304,025 (c)(j)
Semiconductors 1.0%
		Foundry JV Holdco LLC
	7,720,000	6.25%, due 1/25/2035	7,981,879 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Semiconductors – cont'd
	$3,875,000	6.10%, due 1/25/2036	$3,948,051 (c)
	10,159,000	6.30%, due 1/25/2039	10,543,392 (c)
		Intel Corp.
	11,803,000	3.25%, due 11/15/2049	7,209,746
	7,265,000	4.90%, due 8/5/2052	5,782,324
	10,635,000	5.60%, due 2/21/2054	9,384,728
	7,731,000	Marvell Technology, Inc., 5.95%, due 9/15/2033	8,000,255
	4,477,000	Microchip Technology, Inc., 5.05%, due 2/15/2030	4,456,585
		Micron Technology, Inc.
	2,020,000	5.65%, due 11/1/2032	2,046,087
	4,210,000	6.05%, due 11/1/2035	4,268,570
		SK Hynix, Inc.
	200,000	6.25%, due 1/17/2026	201,930 (c)
	200,000	6.38%, due 1/17/2028	208,386 (c)
			64,031,933
Software 1.1%
		AppLovin Corp.
	13,030,000	5.50%, due 12/1/2034	13,017,023
	8,268,000	5.95%, due 12/1/2054	7,895,408
	1,560,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	1,491,128 (c)
		Cloud Software Group, Inc.
	1,370,000	6.50%, due 3/31/2029	1,370,492 (c)
	395,000	9.00%, due 9/30/2029	397,935 (c)
	685,000	8.25%, due 6/30/2032	714,536 (c)
EUR	100,000	Fiserv Funding ULC, 2.88%, due 6/15/2028	113,452 (g)
	$1,250,000	Open Text Holdings, Inc., 4.13%, due 2/15/2030	1,155,093 (c)
		Oracle Corp.
	405,000	2.95%, due 5/15/2025	404,712
	950,000	1.65%, due 3/25/2026	925,812
	3,000,000	3.95%, due 3/25/2051	2,166,187
	19,113,000	6.00%, due 8/3/2055	18,591,403
	3,820,000	Paychex, Inc., 5.60%, due 4/15/2035	3,890,585
	7,640,000	Synopsys, Inc., 5.70%, due 4/1/2055	7,384,508
	7,045,000	UKG, Inc., 6.88%, due 2/1/2031	7,247,854 (c)
			66,766,128
Telecommunications 2.1%
		Altice France SA
EUR	1,015,000	3.38%, due 1/15/2028	924,121 (i)
	$1,395,000	5.50%, due 1/15/2028	1,154,913 (c)
EUR	910,000	4.13%, due 1/15/2029	831,239 (i)
		AT&T, Inc.
	$1,470,000	1.70%, due 3/25/2026	1,433,724
	20,925,000	3.50%, due 9/15/2053	14,005,664
		Bell Telephone Co. of Canada or Bell Canada
	5,315,000	6.88%, due 9/15/2055	5,308,783 (j)
	375,000	7.00%, due 9/15/2055	372,128 (j)
		British Telecommunications PLC
EUR	679,000	5.13%, due 10/3/2054	785,782 (i)(j)
GBP	5,198,000	8.38%, due 12/20/2083	7,386,317 (i)(j)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
		CommScope LLC
	$435,000	8.25%, due 3/1/2027	$396,232 (c)
	1,280,000	9.50%, due 12/15/2031	1,309,404 (c)
	1,140,000	Consolidated Communications, Inc., 6.50%, due 10/1/2028	1,119,127 (c)
		EchoStar Corp.
	2,395,000	10.75%, due 11/30/2029	2,532,791
	167,724	6.75%, due 11/30/2030	156,331
EUR	900,000	Eutelsat SA, 2.25%, due 7/13/2027	948,378 (i)
		Fibercop SpA
EUR	897,000	6.88%, due 2/15/2028	1,086,389 (i)
EUR	3,206,000	7.88%, due 7/31/2028	4,027,953 (i)
	$250,000	6.38%, due 11/15/2033	238,563 (c)
	830,000	6.00%, due 9/30/2034	766,482 (c)
		Iliad Holding SASU
EUR	3,210,000	5.63%, due 10/15/2028	3,700,215 (i)
	$720,000	7.00%, due 10/15/2028	728,778 (c)
EUR	2,010,000	6.88%, due 4/15/2031	2,428,084 (i)
	$655,000	8.50%, due 4/15/2031	690,915 (c)
	235,000	7.00%, due 4/15/2032	238,203 (c)
EUR	1,016,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	1,218,423 (i)(j)(k)
		Level 3 Financing, Inc.
	$1,255,000	10.50%, due 4/15/2029	1,389,579 (c)
	620,000	4.88%, due 6/15/2029	540,950 (c)
	225,000	3.75%, due 7/15/2029	169,151 (c)
	420,189	11.00%, due 11/15/2029	469,561 (c)
	355,000	4.50%, due 4/1/2030	295,619 (c)
	565,000	10.50%, due 5/15/2030	610,804 (c)
	460,000	10.75%, due 12/15/2030	509,268 (c)
EUR	3,710,000	Lorca Telecom Bondco SA, 4.00%, due 9/18/2027	4,202,875 (i)
		Lumen Technologies, Inc.
	$370,000	4.13%, due 4/15/2029	347,800 (c)
	170,000	10.00%, due 10/15/2032	169,575 (c)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	898,502 (i)
EUR	2,720,000	Odido Holding BV, 3.75%, due 1/15/2029	3,019,527 (i)
	$2,105,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,170,150 (c)
EUR	1,240,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,440,284 (i)
EUR	2,200,000	Proximus SADP, 4.75%, due 7/2/2031	2,441,621 (i)(j)(k)
		Rogers Communications, Inc.
	$6,395,000	7.00%, due 4/15/2055	6,442,744 (j)
	330,000	7.13%, due 4/15/2055	328,804 (j)
EUR	2,725,000	Sunrise HoldCo IV BV, 3.63%, due 6/15/2029	3,010,173 (i)
		Telecom Italia SpA
EUR	348,000	6.88%, due 2/15/2028	429,808 (i)
EUR	813,000	7.88%, due 7/31/2028	1,038,571 (i)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,877,549 (i)(j)(k)
EUR	800,000	6.14%, due 2/3/2030	960,580 (i)(j)(k)
EUR	1,500,000	6.75%, due 6/7/2031	1,856,981 (i)(j)(k)
EUR	500,000	2.88%, due 6/24/2027	554,710 (i)(j)(k)
		T-Mobile USA, Inc.
	$885,000	2.63%, due 4/15/2026	868,588

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
	$4,505,000	4.50%, due 4/15/2050	$3,654,708
	8,955,000	3.40%, due 10/15/2052	5,940,919
		Verizon Communications, Inc.
	180,000	1.45%, due 3/20/2026	175,755
EUR	100,000	3.75%, due 2/28/2036	112,163
	$2,785,000	5.50%, due 2/23/2054	2,671,513
	187,556	VF Ukraine PAT via VFU Funding PLC, 9.63%, due 2/11/2027	181,028 (i)
EUR	1,940,000	Vmed O2 U.K. Financing I PLC, 5.63%, due 4/15/2032	2,213,538 (i)
		Vodafone Group PLC
	$9,495,000	4.88%, due 6/19/2049	7,984,761
	3,715,000	5.75%, due 6/28/2054	3,511,563
GBP	767,000	4.88%, due 10/3/2078	1,018,144 (i)(j)
EUR	4,300,000	6.50%, due 8/30/2084	5,263,554 (i)(j)
	$2,170,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	2,221,470 (c)
	1,370,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	1,261,758 (c)
EUR	1,309,000	Zegona Finance PLC, 6.75%, due 7/15/2029	1,562,764 (i)
			127,606,351
Transportation 0.1%
GBP	1,263,000	Edge Finco PLC, 8.13%, due 8/15/2031	1,705,503 (i)
	$462,542	MV24 Capital BV, 6.75%, due 6/1/2034	440,863 (c)
	6,220,000	XPO, Inc., 7.13%, due 2/1/2032	6,371,573 (c)
			8,517,939
Trucking & Leasing 0.0%‡
	1,235,000	Fortress Transportation & Infrastructure Investors LLC, 7.00%, due 6/15/2032	1,251,429 (c)
Water 0.1%
EUR	1,395,000	Holding d'Infrastructures des Metiers de l'Environnement, 4.88%, due 10/24/2029	1,610,612 (i)
		Veolia Environnement SA
EUR	1,300,000	2.25%, due 1/20/2026	1,455,033 (i)(j)(k)
EUR	3,000,000	5.99%, due 11/22/2028	3,601,606 (i)(j)(k)
			6,667,251
Total Corporate Bonds (Cost $2,114,686,211)			2,105,855,394

Loan Assignments(f) 0.4%
Capital Markets 0.1%
	$3,990,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 11/26/2031	3,985,012
Diversified Telecommunication Services 0.1%
	5,994,916	CommScope, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 9.57%, due 12/17/2029	5,876,876
Machinery 0.1%
	6,473,734	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.80%, due 8/4/2031	6,388,799
Media 0.1%
	4,788,000	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 6.55%, due 12/15/2031	4,768,848

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Media – cont'd
	$3,990,000	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.58%, due 11/21/2031	$3,984,175
			8,753,023
Total Loan Assignments (Cost $25,257,502)			25,003,710
Foreign Government Securities 3.6%
	224,000	Abu Dhabi Government International Bonds, 4.88%, due 4/30/2029	230,104 (i)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	195,506 (i)
	2,105,000	8.00%, due 11/26/2029	1,677,601 (c)
	760,000	8.75%, due 4/14/2032	596,144 (c)
	4,560,000	9.38%, due 5/8/2048	3,195,830 (c)
	3,795,000	9.13%, due 11/26/2049	2,587,355 (c)
		Argentine Republic Government International Bonds
	428,384	1.00%, due 7/9/2029	344,421
	3,226,027	0.75%, due 7/9/2030	2,467,911 (m)
	2,400,000	4.13%, due 7/9/2035	1,600,521 (m)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,963,879
EUR	8,000,000	6.16%, due 2/15/2033	10,196,561 (i)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,728,600 (i)
EUR	90,000	3.46%, due 4/30/2034	104,852 (i)
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	189,566 (i)
	200,000	Baiterek National Managing Holding JSC, 5.45%, due 5/8/2028	199,127 (c)(g)
		Bank Gospodarstwa Krajowego
EUR	150,000	5.13%, due 2/22/2033	186,470 (i)
EUR	200,000	4.25%, due 3/18/2037	227,887 (i)
EUR	123,000	4.38%, due 3/13/2039	140,237 (i)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	489,255 (i)
		Brazil Government International Bonds
	2,000,000	6.13%, due 1/22/2032	2,031,560
	1,250,000	6.00%, due 10/20/2033	1,231,181
	800,000	7.13%, due 5/13/2054	757,816
		Brazil Notas do Tesouro Nacional
BRL	9,105,000	10.00%, due 1/1/2029	1,450,519
BRL	6,760,000	10.00%, due 1/1/2031	1,020,207
BRL	2,000,000	10.00%, due 1/1/2033	291,670
BRL	59,020,000	10.00%, due 1/1/2035	8,323,995
		Bulgaria Government International Bonds
EUR	60,000	3.63%, due 9/5/2032	69,605 (i)
EUR	90,000	3.50%, due 5/7/2034	101,322 (g)(i)
EUR	113,000	4.88%, due 5/13/2036	139,104 (i)
		Bundesrepublik Deutschland Bundesanleihe
EUR	761,218	0.00%, due 8/15/2031	757,489 (i)
EUR	295,000	0.00%, due 2/15/2032	289,090 (i)
EUR	85,000	4.75%, due 7/4/2034	115,070 (i)
EUR	136,900	2.50%, due 8/15/2046	146,949 (i)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	338,905 (i)
	$4,870,000	Chile Government International Bonds, 5.65%, due 1/13/2037	4,979,143

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	$113,605
	$440,000	4.50%, due 3/15/2029	412,980
	930,000	3.00%, due 1/30/2030	785,065
	290,000	7.38%, due 4/25/2030	294,104
	1,500,000	3.25%, due 4/22/2032	1,155,680
	400,000	7.50%, due 2/2/2034	389,385
	1,510,000	8.00%, due 11/14/2035	1,480,647
	760,000	8.38%, due 11/7/2054	695,115
		Colombian TES
COP	10,451,500,000	7.00%, due 6/30/2032	1,920,296
COP	1,270,000,000	13.25%, due 2/9/2033	320,625
COP	12,964,500,000	7.25%, due 10/18/2034	2,246,330
	$1,625,000	Costa Rica Government International Bonds, 7.16%, due 3/12/2045	1,655,122 (i)
EUR	100,000	Croatia Government International Bonds, 3.25%, due 2/11/2037	111,306 (i)
EUR	120,000	Denmark Government International Bonds, 2.25%, due 10/2/2026	136,631 (i)
		Dominican Republic International Bonds
	$233,333	8.63%, due 4/20/2027	241,243 (i)
	1,395,000	7.05%, due 2/3/2031	1,435,664 (c)
	3,190,000	6.95%, due 3/15/2037	3,167,032 (c)
	2,420,000	6.85%, due 1/27/2045	2,322,474 (c)
	2,155,000	7.15%, due 2/24/2055	2,107,805 (c)
		Ecuador Government International Bonds
	753,147	6.90%, due 7/31/2030	562,864 (c)
	1,090,328	5.50%, due 7/31/2035	653,884 (c)(m)
		Egypt Government International Bonds
EUR	100,000	4.75%, due 4/16/2026	112,587 (i)
	$300,000	7.60%, due 3/1/2029	282,000 (i)
	320,000	8.63%, due 2/4/2030	305,642 (i)
	3,765,000	8.50%, due 1/31/2047	2,731,583 (c)
	1,255,000	8.88%, due 5/29/2050	937,485 (c)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	254,700 (i)
	160,000	0.25%, due 4/17/2030	3,257 (c)
	160,000	9.25%, due 4/17/2030	164,642 (c)
	345,000	9.50%, due 7/15/2052	343,692 (c)
EUR	200,000	European Financial Stability Facility, 3.00%, due 7/10/2030	233,234 (i)
		European Union
EUR	230,000	2.00%, due 10/4/2027	260,813 (i)
EUR	350,000	2.63%, due 7/4/2028	402,895 (i)
EUR	180,000	2.50%, due 12/4/2031	202,792 (i)
EUR	60,000	3.38%, due 10/4/2039	67,651 (i)
		French Republic Government Bonds OAT
EUR	240,000	2.70%, due 2/25/2031	273,630 (i)
EUR	447,142	1.25%, due 5/25/2038	391,683 (i)
EUR	1,724,000	1.50%, due 5/25/2050	1,239,047 (i)
EUR	66,000	3.75%, due 5/25/2056	72,546 (i)
EUR	47,300	1.75%, due 5/25/2066	30,644 (i)
EUR	164,424	French Republic Government Bonds OAT, Inflation-Linked, 0.60%, due 7/25/2034	177,988 (b)(i)
		Ghana Government International Bonds
	$4,800	0.00%, due 7/3/2026	4,531 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$48,400	5.00%, due 7/3/2029	$41,312 (c)(m)
	9,297	0.00%, due 1/3/2030	7,067 (c)
	69,600	5.00%, due 7/3/2035	47,328 (c)(m)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	196,747 (i)
		Hellenic Republic Government Bonds
EUR	150,000	3.38%, due 6/15/2034	172,541 (i)
EUR	346,000	4.38%, due 7/18/2038	421,548 (i)
		Hungary Government Bonds
HUF	1,740,320,000	3.25%, due 10/22/2031	4,054,459
HUF	905,720,000	2.25%, due 6/22/2034	1,772,188
		Hungary Government International Bonds
EUR	75,000	5.38%, due 9/12/2033	88,634 (i)
	$1,910,000	5.50%, due 3/26/2036	1,804,549 (c)
EUR	85,000	4.88%, due 3/22/2040	91,311 (i)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,527,436 (c)
		Indonesia Treasury Bonds
IDR	26,460,000,000	7.00%, due 9/15/2030	1,621,259
IDR	23,174,000,000	7.00%, due 2/15/2033	1,407,033
IDR	72,989,000,000	6.63%, due 2/15/2034	4,335,984
IDR	7,638,000,000	6.75%, due 7/15/2035	455,670
		Italy Buoni Poliennali Del Tesoro
EUR	224,000	1.85%, due 7/1/2025	253,651 (i)
EUR	337,000	3.45%, due 7/15/2027	393,736 (i)
EUR	90,000	0.95%, due 9/15/2027	99,645 (i)
EUR	130,000	2.70%, due 10/15/2027	149,592 (i)
EUR	211,000	3.85%, due 2/1/2035	246,652 (i)
EUR	91,000	3.65%, due 8/1/2035	104,136 (i)
EUR	209,000	1.45%, due 3/1/2036	191,933 (i)
EUR	109,000	4.05%, due 10/30/2037	127,607 (i)
EUR	340,000	4.15%, due 10/1/2039	395,372 (i)
EUR	681,000	3.85%, due 10/1/2040	758,382 (i)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	76,379	2.00%, due 3/14/2028	88,069 (b)(i)
EUR	90,797	1.60%, due 11/22/2028	103,582 (b)(i)
EUR	115,333	1.50%, due 5/15/2029	134,040 (b)(i)
EUR	62,252	2.55%, due 5/15/2056	71,105 (b)(i)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	847,595 (i)
EUR	100,000	5.88%, due 10/17/2031	103,272 (i)
	$85,850	5.75%, due 12/31/2032	78,879 (i)
	3,715,000	6.13%, due 6/15/2033	3,202,850 (c)
	1,335,000	8.08%, due 4/1/2036	1,234,002 (c)
	1,325,000	8.25%, due 1/30/2037	1,216,639 (c)
		Kingdom of Belgium Government Bonds
EUR	58,200	3.10%, due 6/22/2035	66,340 (i)
EUR	172,097	1.45%, due 6/22/2037	160,554 (i)
EUR	50,000	3.45%, due 6/22/2042	56,031 (i)
EUR	66,300	1.70%, due 6/22/2050	50,517 (i)
EUR	300,000	Kingdom of Morocco, 3.88%, due 4/2/2029	340,133 (i)
EUR	112,000	Kommunekredit, 0.88%, due 11/3/2036	101,031 (i)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	202,555 (c)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	$403,961 (c)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	203,363 (c)
EUR	137,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	156,811 (i)
		Mexico Bonos
MXN	56,380,000	7.75%, due 5/29/2031	2,714,250
MXN	54,600,000	7.75%, due 11/23/2034	2,510,534
		Mexico Government International Bonds
	$1,750,000	6.00%, due 5/7/2036	1,666,819
	4,390,000	6.88%, due 5/13/2037	4,432,500
	4,130,000	4.40%, due 2/12/2052	2,774,815
	2,270,000	6.34%, due 5/4/2053	1,991,535
	1,160,000	6.40%, due 5/7/2054	1,025,983
	8,000,000	7.38%, due 5/13/2055	7,919,040
	200,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	205,839 (i)
	200,000	Mongolia Government International Bonds, 8.65%, due 1/19/2028	206,679 (i)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	267,005 (i)
EUR	255,658	0.00%, due 7/15/2031	251,651 (i)
EUR	350,633	4.00%, due 1/15/2037	444,870 (i)
	$200,000	Nigeria Government International Bonds, 8.38%, due 3/24/2029	189,428 (i)
		Oman Government International Bonds
	935,000	6.50%, due 3/8/2047	927,666 (c)
	1,745,000	7.00%, due 1/25/2051	1,815,261 (c)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	108,008
	160,000	9.38%, due 4/1/2029	178,013
	780,000	7.50%, due 3/1/2031	809,312
	1,675,000	2.25%, due 9/29/2032	1,222,669
	3,030,000	6.40%, due 2/14/2035	2,857,229
	2,270,000	4.30%, due 4/29/2053	1,381,602
	1,655,000	Paraguay Government International Bonds, 5.40%, due 3/30/2050	1,404,681 (c)
		Peru Government Bonds
PEN	21,364,000	6.15%, due 8/12/2032	5,940,294
PEN	717,000	5.40%, due 8/12/2034	180,135
PEN	7,986,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,151,767 (i)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	92,567 (i)
EUR	143,000	1.65%, due 7/16/2032	152,354 (i)
	$67,861	Provincia de Cordoba, 6.88%, due 12/10/2025	66,503 (i)
	1,270,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,076,401 (c)
EUR	353,000	Republic of Austria Government Bonds, 0.90%, due 2/20/2032	358,852 (i)
		Republic of Poland Government Bonds
PLN	1,541,000	7.50%, due 7/25/2028	444,894
PLN	4,548,000	4.75%, due 7/25/2029	1,209,944
PLN	14,657,000	6.00%, due 10/25/2033	4,112,226
PLN	3,140,000	5.00%, due 10/25/2034	818,503
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	96,041
EUR	159,000	3.00%, due 1/16/2030	182,632 (i)
EUR	55,000	3.63%, due 1/16/2035	63,214 (i)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	$1,264,060
ZAR	33,980,035	8.25%, due 3/31/2032	1,697,263
ZAR	22,971,347	8.88%, due 2/28/2035	1,109,361
ZAR	9,479,631	8.50%, due 1/31/2037	423,060
		Republic of South Africa Government International Bonds
	$1,140,000	7.10%, due 11/19/2036	1,086,607 (c)
	1,680,000	5.65%, due 9/27/2047	1,206,912
	880,000	5.75%, due 9/30/2049	630,331
	4,170,000	7.95%, due 11/19/2054	3,809,833 (c)
		Romania Government Bonds
RON	13,250,000	4.85%, due 7/25/2029	2,730,255
RON	18,715,000	8.25%, due 9/29/2032	4,412,763
RON	3,480,000	7.10%, due 7/31/2034	770,185
RON	395,000	4.75%, due 10/11/2034	73,145
		Romania Government International Bonds
	$234,000	3.00%, due 2/27/2027	223,796 (i)
EUR	166,000	2.88%, due 5/26/2028	182,260 (i)
	$390,000	5.88%, due 1/30/2029	386,169 (i)
EUR	117,000	6.63%, due 9/27/2029	141,334 (i)
EUR	84,000	5.25%, due 3/10/2030	95,637 (i)
	$3,210,000	3.00%, due 2/14/2031	2,668,718 (i)
	1,280,000	3.63%, due 3/27/2032	1,062,051 (c)
EUR	88,000	6.38%, due 9/18/2033	100,255 (i)
EUR	164,000	6.75%, due 7/11/2039	181,623 (i)
		Saudi Government International Bonds
	$2,285,000	5.63%, due 1/13/2035	2,364,509 (c)
	3,995,000	3.25%, due 11/17/2051	2,497,990 (c)
	1,095,000	3.75%, due 1/21/2055	738,915 (c)
EUR	140,000	Senegal Government International Bonds, 4.75%, due 3/13/2028	133,626 (i)
		Serbia International Bonds
	$220,000	2.13%, due 12/1/2030	183,501 (i)
	1,150,000	6.00%, due 6/12/2034	1,135,555 (c)
EUR	180,000	Slovenia Government Bonds, 3.00%, due 3/10/2034	204,173 (i)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,018,983 (i)
EUR	130,000	3.15%, due 4/30/2033	150,404 (i)
EUR	157,000	3.55%, due 10/31/2033	186,097 (i)
EUR	270,000	3.25%, due 4/30/2034	311,817 (i)
EUR	66,000	0.85%, due 7/30/2037	56,046 (i)
EUR	213,000	0.85%, due 7/30/2037	180,875 (i)
EUR	86,000	3.50%, due 1/31/2041	95,983 (i)
EUR	29,000	1.00%, due 7/30/2042	21,858 (i)
EUR	211,000	4.00%, due 10/31/2054	241,294 (i)
		Sri Lanka Government International Bonds
	$45,760	4.00%, due 4/15/2028	41,930 (c)
	52,002	3.10%, due 1/15/2030	42,368 (c)(m)
	102,001	3.35%, due 3/15/2033	70,636 (c)(m)
	68,874	3.60%, due 6/15/2035	44,382 (c)(m)
	47,800	3.60%, due 5/15/2036	33,221 (c)(m)
	95,641	3.60%, due 2/15/2038	66,949 (c)(m)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	224,000	State of North Rhine-Westphalia, 0.13%, due 6/4/2031	$219,943 (i)
		Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	215,610
	1,540,000	7.13%, due 2/12/2032	1,501,611
	2,860,000	5.75%, due 5/11/2047	2,066,424
	200,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, due 1/28/2027	207,500 (c)
		Ukraine Government International Bonds
	39,872	1.75%, due 2/1/2029	24,888 (i)(m)
	104,581	0.00%, due 2/1/2030	51,188 (c)(m)
	5,445	0.00%, due 2/1/2030	2,717 (i)(m)
	390,805	0.00%, due 2/1/2034	150,362 (c)(m)
	20,347	0.00%, due 2/1/2034	7,848 (i)(m)
	287,180	1.75%, due 2/1/2034	143,145 (c)(m)
	34,888	1.75%, due 2/1/2034	17,601 (i)(m)
	330,258	0.00%, due 2/1/2035	166,149 (c)(m)
	17,194	0.00%, due 2/1/2035	8,650 (i)(m)
	670,088	1.75%, due 2/1/2035	329,576 (c)(m)
	24,920	1.75%, due 2/1/2035	12,428 (i)(m)
	275,215	0.00%, due 2/1/2036	137,726 (c)(m)
	14,329	0.00%, due 2/1/2036	7,367 (i)(m)
	957,269	1.75%, due 2/1/2036	461,580 (c)(m)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	148,856 (i)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,206,875
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	184,580 (i)(o)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	7,004,193 (i)
	$79,941	Zambia Government International Bonds, 5.75%, due 6/30/2033	69,445 (i)(m)
Total Foreign Government Securities (Cost $237,169,276)			223,328,160

Municipal Notes 0.5%
California 0.2%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,585,340
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,643,436
	2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,335,985
	2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM), 3.92%, due 1/15/2053	1,657,115
	1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,229,814
	1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,100,628
			8,552,318
Massachusetts 0.0%‡
	1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,054,678
Michigan 0.0%‡
	1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,452,999

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Nevada 0.0%‡
$2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	$1,539,372
New Jersey 0.0%‡
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	696,483
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	520,006
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	800,268
		2,016,757
New York 0.0%‡
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,050,112
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,478,730
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,690,305
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,616,923
2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	1,482,553
		6,268,511
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,661,514
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	574,954
		2,236,468
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,588,493
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,260,645
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,406,025
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,105,101
		5,360,264
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,595,953

Total Municipal Notes (Cost $42,505,908)		32,127,432

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $173,875)	$36,939 (p)(q)(r)
Exchange-Traded Funds 3.4%
315,229	iShares Broad USD High Yield Corporate Bond ETF	11,537,381
554,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	59,896,506
207,996	iShares JP Morgan USD Emerging Markets Bond ETF	18,711,320
631,165	Neuberger Berman Short Duration Income ETF	32,132,610 (r)
594,088	SPDR Blackstone Senior Loan ETF	24,226,909
1,408,040	SPDR Bloomberg Short Term High Yield Bond ETF	35,186,920
1,167,725	SPDR Portfolio High Yield Bond ETF	27,149,606
Total Exchange-Traded Funds (Cost $211,779,159)		208,841,252
Short-Term Investments 6.8%
Investment Companies 6.8%
418,001,281	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.29%(s) (Cost $418,001,281)	418,001,281
Total Investments 117.8% (Cost $7,281,419,145)		7,214,668,749
Liabilities Less Other Assets (17.8)%		(1,090,442,632)(t)
Net Assets 100.0%		$6,124,226,117

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2025, these securities amounted to $2,340,857,212, which represents 38.2% of net assets of the Fund.

(d)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2025.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2025 and changes periodically.
(g)	When-issued security. Total value of all such securities at April 30, 2025 amounted to $15,519,609, which represents 0.3% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at April 30, 2025 amounted to $1,173,808,872, which represents
19.2% of net assets of the Fund.

(i)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2025 amounted to $415,180,639, which represents 6.8% of net assets of the
Fund.

(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(l)	Payment-in-kind (PIK) security.
(m)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2025.

(n)	All or a portion of this security was purchased on a delayed delivery basis.
(o)	Defaulted security.
(p)	Value determined using significant unobservable inputs.
(q)
Security fair valued as of April 30, 2025 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2025 amounted to $36,939, which represents 0.0% of net assets of the Fund.

(r)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of Notes to Financial Statements).
(s)	Represents 7-day effective yield as of April 30, 2025.
(t)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2025.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$5,741,356,153	93.8%
United Kingdom	152,280,225	2.5%
Cayman Islands	131,781,310	2.2%
France	89,507,002	1.5%
Spain	69,504,142	1.1%
Germany	56,437,441	0.9%
Mexico	51,199,675	0.8%
Netherlands	43,892,166	0.7%
Brazil	36,254,298	0.6%
Italy	35,670,028	0.6%
Canada	31,974,175	0.5%
Ireland	28,672,140	0.5%
Sweden	24,346,029	0.4%
Switzerland	21,279,433	0.4%
Colombia	20,093,677	0.3%
Australia	16,990,708	0.3%
Indonesia	13,132,864	0.2%
Chile	13,032,299	0.2%
Romania	13,028,191	0.2%
South Africa	11,710,366	0.2%
Luxembourg	11,096,238	0.2%
Dominican Republic	9,274,218	0.2%
Poland	9,163,610	0.2%
Czech Republic	8,956,934	0.2%
Peru	8,825,413	0.1%
Angola	8,445,236	0.1%
Hungary	8,016,980	0.1%
Belgium	7,360,146	0.1%
Saudi Arabia	7,334,005	0.1%
Cote D'Ivoire	6,879,167	0.1%
Turkey	6,871,614	0.1%
Israel	6,849,603	0.1%
Jersey	6,626,169	0.1%
Panama	6,556,833	0.1%
Finland	6,316,292	0.1%
Oman	4,913,077	0.1%
Argentina	4,883,753	0.1%
Austria	4,713,855	0.1%
Slovenia	4,713,005	0.1%
Bermuda	4,485,255	0.1%
Egypt	4,369,297	0.1%
Japan	4,163,636	0.1%
Kazakhstan	4,047,102	0.1%
Portugal	3,869,832	0.1%
Ukraine	3,488,874	0.1%
Uruguay	3,206,875	0.1%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Denmark	$3,004,646	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	26,093,481	0.0%
Short-Term Investments and Other Liabilities—Net	(672,441,351)	(11.0)%
	$6,124,226,117	100.0%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2025, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	18	Euro-Bobl	$2,439,412	$22,480
6/2025	24	Euro-BTP	3,270,494	21,697
6/2025	66	Euro-Bund	9,852,945	282,293
6/2025	7	Euro-Buxl	984,107	34,067
6/2025	3	Euro-Oat	426,994	7,481
6/2025	567	Euro-Schatz	69,095,034	499,670
6/2025	4	Japanese Bond, 10 Year	3,934,816	71,530
6/2025	104	Long Gilt	12,961,954	104,186
6/2025	93	U.S. Treasury Long Bond	10,846,125	(30,690)
6/2025	280	U.S. Treasury Note, 10 Year	31,421,250	254,771
6/2025	373	U.S. Treasury Note, 2 Year	77,639,367	133,246
6/2025	1,418	U.S. Treasury Note, 5 Year	154,838,954	1,155,188
6/2025	379	U.S. Treasury Note, Ultra 10 Year	43,484,328	260,153
6/2025	38	U.S. Treasury Ultra Bond	4,599,188	(72,269)
Total Long Positions			$425,794,968	$2,743,803

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2025	183	Euro-Bobl	$(24,800,692)	$(245,036)
6/2025	4	Euro-BTP	(545,082)	(12,119)
6/2025	71	Euro-Bund	(10,599,380)	(93,165)
6/2025	6	Euro-Oat	(853,988)	(3,888)
6/2025	31	Euro-Schatz	(3,777,683)	(29,706)
6/2025	10	Japanese Bond, 10 Year	(9,837,040)	(130,109)
6/2025	113	Long Gilt	(14,083,662)	(187,087)
6/2025	1,455	U.S. Treasury Long Bond	(169,689,375)	(1,177,409)
6/2025	952	U.S. Treasury Note, 10 Year	(106,832,250)	208,773
6/2025	454	U.S. Treasury Note, 2 Year	(94,499,391)	56,558
6/2025	37	U.S. Treasury Note, 5 Year	(4,040,226)	(51,541)
6/2025	154	U.S. Treasury Note, Ultra 10 Year	(17,669,094)	(114,969)
6/2025	1,749	U.S. Treasury Ultra Bond	(211,683,656)	(886,195)
Total Short Positions			$(668,911,519)	$(2,665,893)
Total Futures				$77,910

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Options on exchange-traded futures contracts
At April 30, 2025, the Fund did not have any outstanding option contracts purchased or written on exchange-traded futures contracts.
At April 30, 2025, the Fund had $20,323,491 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had futures outstanding was $897,640,054 for long positions and $(512,399,547) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2025, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
AUD	96	USD	60	BNP	7/16/2025	$2
BRL	9,168,274	USD	1,580,781	BCB	6/26/2025	15,015
BRL	9,274,445	USD	1,594,363	CITI	6/26/2025	19,912
CAD	1,553,127	USD	1,098,334	JPM	7/16/2025	32,568
USD	873,183	CLP	804,252,642	CITI	6/18/2025	24,085
COP	3,619,176,606	USD	825,450	BCB	6/18/2025	25,660
COP	2,977,196,328	USD	679,582	GSI	6/18/2025	20,555
USD	627,202	COP	2,630,885,923	GSI	6/18/2025	8,505
USD	1,974,654	COP	8,311,296,911	JPM	6/18/2025	20,113
CZK	33,352,675	EUR	1,328,510	CITI	6/18/2025	6,657
CZK	32,993,259	EUR	1,315,609	CITI	6/18/2025	4,978
DKK	6,278,370	USD	937,056	CITI	7/16/2025	20,836
EUR	1,325,678	HUF	531,786,263	JPM	6/18/2025	19,572
EUR	1,320,137	HUF	531,819,800	JPM	6/18/2025	13,184
EUR	169,339	HUF	68,394,689	JPM	6/18/2025	1,199
EUR	801,841	PLN	3,376,455	CITI	6/18/2025	18,614
EUR	317,649	PLN	1,333,844	CITI	6/18/2025	8,362
EUR	1,299,275	PLN	5,522,306	HSBC	6/18/2025	16,628
EUR	787,006	PLN	3,315,805	JPM	6/18/2025	17,789
EUR	1,300,114	PLN	5,547,838	JPM	6/18/2025	10,834
EUR	531,702	USD	587,392	CITI	5/5/2025	14,947
EUR	526,722	USD	583,427	CITI	5/5/2025	13,270
EUR	230,953	USD	255,115	CITI	5/5/2025	6,520
EUR	420,290	USD	454,889	GSI	5/5/2025	21,237
EUR	636,397	USD	704,759	GSI	5/5/2025	16,184
EUR	526,721	USD	583,309	GSI	5/5/2025	13,387
EUR	623,259	USD	683,646	JPM	5/5/2025	22,413
EUR	531,700	USD	587,531	JPM	5/5/2025	14,806
EUR	204,630	USD	226,021	JPM	5/5/2025	5,794
EUR	7,403,437	USD	8,245,208	CITI	7/16/2025	179,396
EUR	1,212,535	USD	1,350,401	CITI	7/16/2025	29,381
EUR	16,608,000	USD	18,427,157	GSI	7/16/2025	471,608
EUR	13,840,000	USD	15,407,726	GSI	7/16/2025	341,245
EUR	2,645,517	USD	2,956,714	GSI	7/16/2025	53,703

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	7,983,000	USD	9,079,465	GSI	7/16/2025	$4,642
USD	1,588,101	EUR	1,400,323	CITI	5/5/2025	1,744
USD	987,566	EUR	866,941	JPM	5/5/2025	5,452
GBP	2,065,395	USD	2,669,523	CITI	7/16/2025	83,816
GBP	611,151	USD	788,972	CITI	7/16/2025	25,742
GBP	720,245	USD	928,954	GSI	7/16/2025	31,191
IDR	7,608,077,776	USD	457,601	GSI	6/18/2025	1,295
INR	195,828,040	USD	2,252,336	CITI	6/18/2025	54,666
INR	78,619,599	USD	920,318	CITI	6/18/2025	5,880
INR	118,980,231	USD	1,388,033	JPM	6/18/2025	13,644
JPY	4,531,563,807	USD	31,031,777	JPM	7/16/2025	928,198
KRW	1,965,920,495	USD	1,365,972	CITI	6/18/2025	17,785
USD	1,390,711	KRW	1,963,697,408	SCB	6/18/2025	8,519
KZT	283,088,569	USD	540,761	GSI	5/14/2025	7,879
KZT	187,476,179	USD	363,150	GSI	5/14/2025	188
USD	489,117	KZT	250,672,626	JPM	5/14/2025	3,301
MXN	17,049,042	USD	844,071	CITI	5/6/2025	25,190
MXN	28,825,319	USD	1,398,984	GSI	5/6/2025	70,701
MXN	26,029,559	USD	1,265,816	JPM	5/6/2025	61,325
MXN	6	USD	—	GSI	7/16/2025	—
NOK	40	USD	4	GSI	7/16/2025	—
PLN	5,598,297	EUR	1,295,423	HSBC	6/18/2025	7,828
RON	747,536	EUR	149,351	GSI	5/16/2025	732
USD	—	SEK	1	GSI	7/16/2025	—
THB	44,786,584	USD	1,287,189	CITI	5/14/2025	54,329
THB	28,394,482	USD	843,114	GSI	5/14/2025	7,401
TRY	9,314,333	USD	234,485	BCB	5/27/2025	1,235
TRY	69,897,368	USD	1,706,868	GSI	5/27/2025	62,045
TRY	10,717,523	USD	234,879	GSI	5/27/2025	36,353
ZAR	26,839,528	USD	1,411,466	CITI	5/16/2025	30,177
ZAR	30,473,870	USD	1,557,336	HSBC	5/16/2025	79,519
ZAR	7,492,158	USD	397,209	HSBC	5/16/2025	5,220
ZAR	7,492,159	USD	395,397	SCB	5/16/2025	7,032
Total unrealized appreciation						$3,151,988
USD	577,137	AUD	958,912	CITI	7/16/2025	(37,622)
BRL	3,095,487	USD	541,827	GSI	6/26/2025	(3,039)
USD	126,983	CAD	177,547	GSI	7/16/2025	(2,297)
CLP	2,128,760,319	USD	2,260,863	JPM	6/18/2025	(13,403)
USD	1,321,049	CLP	1,331,102,472	BCB	6/18/2025	(84,275)
USD	826,056	CLP	782,842,629	CITI	6/18/2025	(438)
COP	402,800,513	USD	96,190	CITI	6/18/2025	(1,465)
USD	879,776	COP	3,743,934,396	CITI	6/18/2025	(673)
USD	309,129	COP	1,344,046,018	CITI	6/18/2025	(6,946)
EUR	518,530	CZK	13,068,659	CITI	6/18/2025	(4,907)
EUR	788,067	CZK	19,861,901	CITI	6/18/2025	(7,458)
EUR	788,047	CZK	19,905,925	HSBC	6/18/2025	(9,482)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	1,312,209	CZK	32,908,054	JPM	6/18/2025	$(4,967)
EUR	1,295,083	CZK	32,602,115	JPM	6/18/2025	(10,517)
EUR	130,033	RON	649,991	GSI	5/16/2025	(443)
EUR	100,554	USD	114,318	CITI	5/5/2025	(405)
EUR	250,465	USD	285,895	GSI	5/5/2025	(2,155)
EUR	1,400,323	USD	1,590,972	CITI	6/4/2025	(1,741)
EUR	157,030	USD	178,728	JPM	6/4/2025	(515)
USD	104,466	EUR	96,465	CITI	5/5/2025	(4,814)
USD	358,624	EUR	331,942	CITI	5/5/2025	(17,417)
USD	1,253,653	EUR	1,159,250	CITI	5/5/2025	(59,604)
USD	901,527	EUR	824,937	JPM	5/5/2025	(33,004)
USD	1,725,526	EUR	1,591,219	SCB	5/5/2025	(77,087)
USD	159,844	EUR	142,973	CITI	7/16/2025	(2,850)
USD	1,833,250	EUR	1,670,583	CITI	7/16/2025	(67,759)
USD	122,134,121	EUR	111,287,770	CITI	7/16/2025	(4,503,733)
USD	207,553,392	EUR	185,755,836	DB	7/16/2025	(3,824,017)
USD	4,121,160	GBP	3,231,371	CITI	7/16/2025	(186,520)
USD	34,854,095	GBP	26,985,655	CITI	7/16/2025	(1,119,976)
USD	11,604,966	GBP	9,100,393	JPM	7/16/2025	(526,597)
HUF	31,141,060	EUR	77,570	BCB	6/18/2025	(1,077)
HUF	756,543,985	EUR	1,864,098	GSI	6/18/2025	(2,997)
HUF	534,247,054	EUR	1,316,696	JPM	6/18/2025	(2,492)
HUF	534,250,884	EUR	1,321,796	JPM	6/18/2025	(8,274)
USD	6,908,898	HUF	2,592,066,385	GSI	7/16/2025	(325,047)
USD	909,889	INR	78,072,149	CITI	6/18/2025	(9,860)
USD	2,230,318	INR	195,825,062	CITI	6/18/2025	(76,649)
USD	1,399,912	INR	119,522,386	SCB	6/18/2025	(8,152)
USD	51,620	JPY	7,414,264	CITI	7/16/2025	(671)
KZT	177,552,083	USD	345,600	GSI	5/14/2025	(1,495)
KZT	216,450,171	USD	423,582	GSI	5/14/2025	(4,090)
KZT	113,694,839	USD	221,519	JPM	5/14/2025	(1,173)
KZT	201,903,432	USD	381,490	GSI	9/17/2025	(6,285)
KZT	276,755,042	USD	518,754	MS	9/17/2025	(4,449)
USD	447,287	KZT	242,331,288	CITI	9/17/2025	(3,046)
USD	412,224	KZT	224,229,003	CITI	9/17/2025	(4,470)
USD	1,299,904	MXN	26,825,044	CITI	5/6/2025	(67,796)
USD	101,085	MXN	2,099,884	GSI	5/6/2025	(5,980)
USD	853,731	MXN	17,231,363	GSI	5/6/2025	(24,826)
USD	1,419,233	MXN	28,919,249	GSI	5/6/2025	(55,242)
USD	1,513,108	MXN	30,472,983	JPM	5/6/2025	(40,585)
USD	860,306	MXN	17,942,973	SCB	5/6/2025	(54,533)
USD	8,864,287	MXN	185,329,219	GSI	7/16/2025	(496,800)
USD	18,747,423	MXN	386,525,000	GSI	7/16/2025	(776,180)
USD	96,129	PEN	353,640	GSI	6/18/2025	(195)
PLN	3,114,104	EUR	740,816	CITI	6/18/2025	(18,620)
PLN	9,493,913	EUR	2,241,792	GSI	6/18/2025	(37,772)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	1,466,735	SGD	1,921,261	CITI	6/18/2025	$(7,876)
THB	11,268,858	USD	341,191	CITI	6/18/2025	(2,774)
USD	2,233,272	THB	75,808,752	CITI	5/14/2025	(37,470)
USD	1,328,639	THB	44,705,614	CITI	6/18/2025	(13,921)
USD	301,423	THB	10,393,141	GSI	6/18/2025	(10,695)
USD	904,265	THB	30,331,793	JPM	6/18/2025	(6,633)
TRY	19,589,128	USD	504,128	BCB	5/27/2025	(8,381)
USD	177,377	TRY	7,942,924	JPM	5/27/2025	(23,637)
USD	1,437,498	TWD	47,408,136	CITI	7/9/2025	(57,676)
USD	1,265,246	ZAR	25,037,938	SCB	5/16/2025	(79,627)
USD	5,955,553	ZAR	117,266,189	CITI	7/16/2025	(313,247)
ZAR	2,082,713	USD	113,550	JPM	5/16/2025	(1,680)
Total unrealized depreciation						$(13,218,499)
Total net unrealized depreciation						$(10,066,511)
For the six months ended April 30, 2025, the average notional value for the months where the Fund had forward FX contracts outstanding was $750,973,633.
Bond forward contracts ("bond forwards")
At April 30, 2025, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 10/15/2026	$3,000,000	05/28/2025	$4,742
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	3,500,000	05/28/2025	12,772
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	6,000,000	05/28/2025	31,186
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	5,000,000	05/28/2025	25,946
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2030	7,750,000	05/28/2025	72,455
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2032	4,500,000	05/28/2025	48,581
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	6,000,000	05/28/2025	49,807
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	05/28/2025	39,391
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	1,000,000	05/28/2025	5,448
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	05/28/2025	24,177
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,000,000	05/28/2025	10,942
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,450,000	05/28/2025	25,221
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,000,000	05/28/2025	27,787
Total net unrealized appreciation				$378,455
For the six months ended April 30, 2025, the average notional value for the months where the Fund had bond forwards outstanding was $52,162,143.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Credit default swap contracts ("credit default swaps")
At April 30, 2025, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 43 V.1	EUR	230,000	5.00%	3M	6/20/2030	$(17,301)	$497	$(1,520)	$(18,324)

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 44.V1	USD	359,295,000	5.00%	3M	6/20/2030	$16,185,586	$(2,600,282)	$2,095,887	$15,681,191

For the six months ended April 30, 2025, the average notional value for the months where the Fund had credit default swaps outstanding was $1,256,904 for buy protection and $151,209,558 for sell protection.
Interest rate swap contracts ("interest rate swaps")
At April 30, 2025, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,000,000	Pay	€STR	1.98%	1Y/1Y	4/3/2028	$8,167	$(337)	$7,830
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	6,521	(95)	6,426
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	28,011	237	28,248
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(2,238)	4,910	2,672
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	2,204	12	2,216
Total								$42,665	$4,727	$47,392

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Inflation swap contracts ("inflation swaps")
At April 30, 2025, the Fund had outstanding inflation swaps as follows:

Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	960,000	Receive	CPTFEMU	1.71%	T/T	4/8/2030	$18,962	$(18,571)	$391
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	179,252	(55,289)	123,963
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	566,151	(852,455)	(286,304)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	168,590	(111,539)	57,051
Total								$932,955	$(1,037,854)	$(104,899)
At April 30, 2025, the Fund had $13,258,279 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had interest rate swaps and inflation rate swaps outstanding was $25,393,070 when the Fund paid the fixed rate and $56,871,481 when the Fund received the fixed rate.
Total return basket swap contracts ("total return basket swaps")
At April 30, 2025, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Long(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
GSI	GSUCNTIG	4.79%	0.38%	SOFR	1M/T	6/26/2025	$(82,010)
(a) The following table represents required component disclosures associated with the total return basket swaps:

Reference Entity	Principal Amount	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
GSUCNTIG
Citigroup, Inc., 6.02%, due 1/24/2036	900,000	$999,816	$(18,940)	22.5%
Wells Fargo & Co., 6.49%, due 10/23/2034	730,350	870,163	(16,531)	19.6%
Warnermedia Holdings, Inc., 5.05%, due 3/15/2042	855,450	714,353	(13,969)	16.1%
AT&T, Inc., 3.5%, due 9/15/2053	900,000	667,366	(12,190)	15.0%
Southern Co., 4.00%, due 1/15/2051	545,400	595,359	(10,263)	13.4%
Uber Technologies, Inc., 5.35%, due 9/15/2054	291,600	295,873	(5,563)	6.7%
JPMorgan Chase & Co., 2.18%, due 6/1/2028	233,100	247,112	(3,874)	5.6%
Campbell's Co., 5.40%, due 3/21/2034	44,100	49,247	(907)	1.1%
		$4,439,289	$(82,237)
Accrued Net Interest Receivable/(Payable)			227
Total Return Basket Swaps, at Value			$(82,010)

(b)
The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity. The receipts may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

(c)	Effective rate at April 30, 2025.
Total return swap contracts ("total return swaps")
At April 30, 2025, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	89,999,908	6/11/2025	3.46%	(0.95)%	SOFR	T/T	$(520,992)	$10,879	$(510,113)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	72,192,371	6/17/2025	3.61%	(0.80)%	SOFR	T/T	(414,785)	36,319	(378,466)
JPM	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	60,785,397	5/23/2025	3.86%	(0.55)%	SOFR	T/T	649,173	(44,032)	605,141
Total									$(286,604)	$3,166	$(283,438)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at April 30, 2025.
For the six months ended April 30, 2025, the average notional value for the months where the Fund had total return swaps outstanding was $135,277,790 for long positions.
At April 30, 2025, the Fund had cash collateral of $110,000, $6,676,000, $440,000, and $4,700,000 deposited in segregated accounts for Barclays Bank N.A., Citibank, N.A, Goldman Sachs International and Deutsche Bank AG, respectively, and cash collateral of $690,000 received from JPMorgan Chase Bank N.A, respectively, to cover collateral requirements on over-the-counter derivatives.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2025:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$388,923,646	$—	$388,923,646
U.S. Government Agency Securities	—	3,250,971	—	3,250,971
Mortgage-Backed Securities#	—	3,168,171,839	—	3,168,171,839
Asset-Backed Securities#	—	641,128,125	—	641,128,125
Corporate Bonds#	—	2,105,855,394	—	2,105,855,394
Loan Assignments#	—	25,003,710	—	25,003,710
Foreign Government Securities	—	223,328,160	—	223,328,160
Municipal Notes#	—	32,127,432	—	32,127,432
Investment Companies	—	—	36,939	36,939
Exchange-Traded Funds	208,841,252	—	—	208,841,252
Short-Term Investments	—	418,001,281	—	418,001,281
Total Investments	$208,841,252	$7,005,790,558	$36,939	$7,214,668,749

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2025
Investments in Securities:
Investment Companies(1)	$—	$—	$—	$35	$—	$(34)	$36	$—	$37	$35
Total	$—	$—	$—	$35	$—	$(34)	$36	$—	$37	$35
(1) At April 30, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2025:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$3,112,093	$—	$—	$3,112,093
Liabilities	(3,034,183)	—	—	(3,034,183)
Forward FX Contracts@
Assets	—	3,151,988	—	3,151,988
Liabilities	—	(13,218,499)	—	(13,218,499)
Bond Forwards@
Assets	—	378,455	—	378,455
Swaps
Assets	—	16,515,129	—	16,515,129
Liabilities	—	(1,275,217)	—	(1,275,217)
Total	$77,910	$5,551,856	$—	$5,629,766

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^
A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025
Assets
Investments in securities, at value* (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$1,057,281,220	$107,419,692	$495,920,519	$597,361,755
Affiliated issuers(b)	—	—	—	—
	1,057,281,220	107,419,692	495,920,519	597,361,755
Cash	—	—	—	—
Foreign currency(c)	19,889	337,722	—	—
Cash collateral segregated for futures contracts (Note A)	—	386,974	—	—
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	470,262	—	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	70,000	—	—
Cash collateral segregated for TBA securities (Note A)	—	—	—	—
Dividends and interest receivable	8,173,767	2,267,331	3,328,764	10,076,181
Receivable for securities sold	16,926,836	3,213,744	18,928,095	3,435,004
Receivable for accumulated variation margin on futures contracts (Note A)	3,857,527	146,047	—	—
Receivable from Management—net (Note B)	—	16,436	—	—
Receivable for Fund shares sold	779,218	1,005	219,467	274,129
Receivable for accumulated variation margin on centrally cleared swap contracts(d)(e) (Note A)	—	201,492	—	—
Receivable for bond forward contracts (Note A)	—	—	—	—
Receivable for forward foreign currency contracts (Note A)	—	1,903,365	—	—
Prepaid expenses and other assets	183,752	20,205	46,681	75,949
Total Assets	1,087,222,209	116,454,275	518,443,526	611,223,018
Liabilities
Over-the-counter swap contracts, at value (Note A)	—	—	—	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	120,000	—	—
Cash collateral segregated for futures contracts due to broker (Note A)	1,771,049	—	—	—
Payable to investment manager—net (Notes A& B)	144,307	54,287	168,015	232,053
Due to custodian	—	179,180	—	—
Payable for securities purchased	48,805,973	690,279	21,689,083	3,948,454
Payable for Fund shares redeemed	1,017,923	150,132	664,552	438,124
Payable for forward foreign currency contracts (Note A)	—	1,812,349	—	—
Payable to administrator—net (Note B)	74,312	—	39,731	73,862
Payable to trustees	3,993	4,681	4,378	4,255
Payable for audit fees	29,745	31,463	31,569	32,214
Payable for custodian and accounting fees	42,123	47,212	71,712	36,473
Payable for legal fees	27,675	29,403	28,299	29,402
Distributions payable	235,061	11,973	27,322	392,137
Payable for unfunded loan commitments (Note A)	—	—	5,895	—
Accrued capital gains taxes (Note A)	—	40,408	—	—
Other accrued expenses and payables	18,617	4,714	14,145	36,551
Total Liabilities	52,170,778	3,176,081	22,744,701	5,223,525
Net Assets	$1,035,051,431	$113,278,194	$495,698,825	$605,999,493

Net Assets consist of:
Paid-in capital	$1,142,347,585	$162,856,660	$557,069,485	$918,025,715
Total distributable earnings/(losses)	(107,296,154)	(49,578,466)	(61,370,660)	(312,026,222)
Net Assets	$1,035,051,431	$113,278,194	$495,698,825	$605,999,493
Net Assets
Investor Class	$10,884,886	$—	$—	$54,030,533
Trust Class	—	—	—	—
Institutional Class	832,790,870	112,131,710	476,185,993	381,787,870
Class A	23,423,341	659,712	13,058,989	13,518,097
Class C	3,506,460	486,772	6,453,843	1,893,516
Class R3	—	—	—	1,712,740
Class R6	164,445,874	—	—	129,853,780
Class E	—	—	—	23,202,957

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025

$59,765,200	$73,768,698	$183,938,965	$7,182,499,200
—	—	—	32,169,549
59,765,200	73,768,698	183,938,965	7,214,668,749
43,838	55,109	47,956	—
—	—	—	40,876,821
—	—	—	20,323,491
—	—	—	13,258,279
—	—	—	11,926,000
—	—	—	7,448,126
873,510	809,355	2,684,510	51,428,689
5,000	—	410,000	611,593,144
—	—	—	77,910
17,636	13,938	977	—
8	369	22,818	6,393,808
—	—	—	15,605,360
—	—	—	378,455
—	—	—	3,151,988
17,707	26,383	37,497	1,081,180
60,722,899	74,673,852	187,142,723	7,998,212,000

—	—	—	365,448
—	—	—	690,000
—	—	—	—
20,076	15,260	21,607	1,986,038
—	—	—	679,303
—	—	—	1,841,922,138
99,870	97,655	339,312	11,267,622
—	—	—	13,218,499
—	—	—	694,675
4,750	4,739	4,637	2,865
28,735	27,553	28,891	37,662
12,742	11,678	14,327	117,417
29,403	29,510	29,402	34,379
2,415	21,453	51,867	2,907,978
—	—	—	—
—	—	—	4,027
6,178	15,026	10,328	57,832
204,169	222,874	500,371	1,873,985,883
$60,518,730	$74,450,978	$186,642,352	$6,124,226,117

$77,938,827	$80,607,164	$200,084,291	$6,422,451,151
(17,420,097)	(6,156,186)	(13,441,939)	(298,225,034)
$60,518,730	$74,450,978	$186,642,352	$6,124,226,117

$—	$—	$8,137,363	$—
—	—	—	7,897,012
59,448,654	74,292,070	174,298,835	5,188,774,104
998,761	122,919	2,854,184	168,030,545
71,315	35,989	1,351,970	63,112,812
—	—	—	—
—	—	—	696,411,644
—	—	—	—

Statements of Assets and Liabilities (Unaudited) (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,233,345	—	—	7,174,158
Trust Class	—	—	—	—
Institutional Class	94,180,105	16,321,808	51,360,430	50,641,771
Class A	2,657,890	96,183	1,408,034	1,795,058
Class C	397,379	70,976	696,282	250,975
Class R3	—	—	—	227,219
Class R6	18,586,559	—	—	17,201,314
Class E	—	—	—	3,075,795
Net Asset Value, offering and redemption price per share
Investor Class	$8.83	$—	$—	$7.53
Trust Class	—	—	—	—
Institutional Class	8.84	6.87	9.27	7.54
Class R3	—	—	—	7.54
Class R6	8.85	—	—	7.55
Class E	—	—	—	7.54
Net Asset Value and redemption price per share
Class A	$8.81	$6.86	$9.27	$7.53
Offering Price per share
Class A‡	$9.20	$7.16	$9.68	$7.86
Net Asset Value and offering price per share
Class C^	$8.82	$6.86	$9.27	$7.54
*Cost of Investments:
(a) Unaffiliated issuers	$1,072,723,948	$109,783,766	$504,291,851	$596,393,688
(b) Affiliated issuers	$—	$—	$—	$—
Total cost of investments	$1,072,723,948	$109,783,766	$504,291,851	$596,393,688
(c) Total cost of foreign currency	$20,824	$360,299	$—	$—
(d) Unamortized upfront receipts on centrally cleared swap contracts	$—	$—	$—	$—
(e) Unamortized upfront payments on centrally cleared swap contracts	$—	$58,575	$—	$—

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
April 30, 2025	April 30, 2025	April 30, 2025	April 30, 2025

—	—	752,589	—
—	—	—	793,358
6,457,531	4,660,026	16,134,321	521,164,909
108,559	7,707	264,386	16,859,878
7,738	2,256	125,210	6,338,993
—	—	—	—
—	—	—	70,009,627
—	—	—	—

$—	$—	$10.81	$—
—	—	—	9.95
9.21	15.94	10.80	9.96
—	—	—	—
—	—	—	9.95
—	—	—	—

$9.20	$15.95	$10.80	$9.97

$9.61	$16.66	$11.28	$10.41

$9.22	$15.95	$10.80	$9.96

$66,543,045	$76,744,201	$190,462,098	$7,249,189,346
$—	$—	$—	$32,229,799
$66,543,045	$76,744,201	$190,462,098	$7,281,419,145
$—	$—	$—	$40,837,553
$—	$—	$—	$(17,301)
$—	$—	$—	$16,185,586

Statements of Operations (Unaudited)

Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$—	$326,863	$—
Interest and other income—unaffiliated issuers	23,103,651	5,139,605	19,377,336	23,077,675
Foreign taxes withheld	—	(131,747)	—	—
Total income	$23,103,651	$5,007,858	$19,704,199	$23,077,675
Expenses:
Investment management fees (Note B)	830,595	376,540	989,687	1,480,243
Administration fees (Note B):
Investor Class	14,624	—	—	72,683
Trust Class	—	—	—	—
Institutional Class	548,495	101,676	356,034	298,972
Class A	31,688	962	19,144	17,378
Class C	4,926	868	8,034	2,629
Class R3	—	—	—	1,987
Class R6	38,401	—	—	31,430
Distribution fees (Note B):
Investor Class	13,541	—	—	—
Trust Class	—	—	—	—
Class A	29,340	891	17,726	16,092
Class C	18,245	3,216	29,753	9,736
Class R3	—	—	—	3,679
Shareholder servicing agent fees:
Investor Class	6,434	—	—	10,120
Trust Class	—	—	—	—
Institutional Class	1,889	560	993	2,268
Class A	429	282	2,053	1,652
Class C	218	72	225	332
Class R3	—	—	—	218
Class R6	406	—	—	627
Class E	—	—	—	55
Audit fees	28,755	28,893	30,579	31,224
Custodian and accounting fees	89,226	95,522	155,755	65,124
Insurance	9,904	1,971	5,763	8,007
Legal fees	35,275	32,585	32,786	32,584
Registration and filing fees	204,227	28,177	41,153	65,106
Repayment to Management of expenses previously assumed by Management (Note B)	—	—	—	—
Shareholder reports	15,966	2,569	9,932	23,536
Trustees' fees and expenses	29,355	29,332	29,340	29,346
Miscellaneous and other fees (Note A)	36,798	10,578	21,890	25,058
Total expenses	1,988,737	714,694	1,750,847	2,230,086

Expenses reimbursed by Management (Note B)	(200,386)	(172,650)	(195,119)	—
Fees waived (Notes A & B)	—	(615)	—	(53,508)
Total net expenses	1,788,351	541,429	1,555,728	2,176,578
Net investment income/(loss)	$21,315,300	$4,466,429	$18,148,471	$20,901,097

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025

$—	$—	$—	$3,013,170
1,378,432	1,238,004	3,087,212	161,858,187
—	—	—	(36,256)
$1,378,432	$1,238,004	$3,087,212	$164,835,101

124,647	93,270	132,621	11,463,176

—	—	11,361	—
—	—	—	15,622
45,919	55,847	132,275	3,641,689
1,364	159	4,657	218,157
118	49	1,656	81,595
—	—	—	—
—	—	—	161,538

—	—	—	—
—	—	—	3,906
1,263	147	4,312	201,997
437	180	6,132	302,202
—	—	—	—

—	—	3,239	—
—	—	—	1,624
328	12,106	850	6,488
320	188	695	4,021
155	150	623	1,080
—	—	—	—
—	—	—	2,567
—	—	—	—
26,955	26,563	27,901	35,092
24,017	23,666	30,212	326,489
828	976	2,349	55,391
32,584	32,120	32,584	39,102
28,745	28,697	38,375	305,912
—	—	—	135,204
2,103	3,516	4,075	150,526
29,329	29,329	29,333	32,489
7,596	7,506	13,064	181,794
326,708	314,469	476,314	17,367,661

(167,119)	(151,960)	(167,223)	(6,796)
—	—	—	(105)
159,589	162,509	309,091	17,360,760
$1,218,843	$1,075,495	$2,778,121	$147,474,341

Statements of Operations (Unaudited) (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Emerging Markets Debt Fund	Floating Rate Income Fund	High Income Bond Fund
	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	(7,735,616)	(2,032,343)*	(1,153,285)	1,181,139
Settlement of bond forward contracts	—	—	—	—
Settlement of forward foreign currency contracts	—	420,742	—	—
Settlement of foreign currency transactions	—	14,545	—	—
Expiration or closing of futures contracts	(1,804,546)	(135,100)	—	—
Expiration or closing of swap contracts	—	16,698	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	7,511,284	1,640,419 **	(7,955,162)	(11,276,199)
Investment securities of affiliated issuers	—	—	—	—
Unfunded commitments	—	—	(7,317)	—
Forward foreign currency contracts	—	(390,402)	—	—
Bond forward contracts	—	—	—	—
Foreign currency translations	(545)	(84,545)	—	—
Futures contracts	4,886,345	226,899	—	—
Swap contracts	—	541,605	—	—
Net gain/(loss) on investments	2,856,922	218,518	(9,115,764)	(10,095,060)
Net increase/(decrease) in net assets resulting from operations	$24,172,222	$4,684,947	$9,032,707	$10,806,037

*	Net of foreign capital gains tax of $13,733 for Emerging Markets Debt.
**	Change in accrued foreign capital gains tax amounted to $(33,026) for Emerging Markets Debt and $(1,815) for Strategic Income.

See Notes to Financial Statements

Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025	For the Six Months Ended April 30, 2025

(56,215)	(126,134)	(1,047,966)	(19,981,995)
—	—	—	(377,162)
—	—	—	13,878,394
—	—	—	1,770,424
—	—	—	50,476,718
—	—	—	(3,565,983)

(1,735,610)	(1,013,846)	(1,402,666)	19,340,527 **
—	—	—	111,799
—	—	—	—
—	—	—	(19,794,497)
—	—	—	675,342
—	—	—	702,907
—	—	—	(13,887,610)
—	—	—	1,479,092
(1,791,825)	(1,139,980)	(2,450,632)	30,827,956
$(572,982)	$(64,485)	$327,489	$178,302,297

Statements of Changes in Net Assets

Neuberger Berman Income Funds

	Core Bond Fund		Emerging Markets Debt Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$21,315,300	$30,940,263	$4,466,429	$9,920,531
Net realized gain/(loss) on investments	(9,540,162)	(2,175,316)	(1,715,458)	(5,577,166)
Change in net unrealized appreciation/(depreciation) of investments	12,397,084	41,127,793	1,933,976	14,961,699
Net increase/(decrease) in net assets resulting from operations	24,172,222	69,892,740	4,684,947	19,305,064
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(241,072)	(430,088)	—	—
Institutional Class	(17,737,143)	(30,705,371)	(4,527,359)	(8,044,753)
Class A	(522,921)	(1,002,430)	(22,434)	(30,430)
Class C	(67,329)	(118,616)	(18,526)	(38,419)
Class R3	—	—	—	—
Class R6	(3,813,205)	(2,166,428)	—	—
Class E	—	—	—	—
Tax return of capital:
Investor Class	—	—	—	—
Institutional Class	—	—	—	(1,359,643)
Class A	—	—	—	(5,590)
Class C	—	—	—	(8,222)
Class R3	—	—	—	—
Class R6	—	—	—	—
Class E	—	—	—	—
Total distributions to shareholders	(22,381,670)	(34,422,933)	(4,568,319)	(9,487,057)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	636,416	1,668,469	—	—
Institutional Class	251,726,006	380,831,707	6,504,853	22,910,273
Class A	4,537,049	6,215,599	847,430	5,880,639
Class C	455,545	1,683,081	—	107,000
Class R3	—	—	—	—
Class R6	37,154,273	120,871,754	—	—
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	219,089	389,570	—	—
Institutional Class	16,544,684	28,574,847	4,440,520	9,295,311
Class A	467,790	903,990	19,295	30,163
Class C	44,853	87,351	17,966	45,588
Class R3	—	—	—	—
Class R6	3,670,955	1,908,745	—	—
Class E	—	—	—	—
Payments for shares redeemed:
Investor Class	(854,271)	(1,251,485)	—	—
Institutional Class	(185,263,387)	(252,113,916)	(45,392,335)	(37,750,452)
Class A	(5,398,128)	(5,703,639)	(960,339)	(5,603,681)
Class C	(894,528)	(496,875)	(311,762)	(257,439)
Class R3	—	—	—	—
Class R6	(12,001,859)	(9,114,586)	—	—
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	111,044,487	274,454,612	(34,834,372)	(5,342,598)
Net Increase/(Decrease) in Net Assets	112,835,039	309,924,419	(34,717,744)	4,475,409
Net Assets:
Beginning of period	922,216,392	612,291,973	147,995,938	143,520,529
End of period	$1,035,051,431	$922,216,392	$113,278,194	$147,995,938

See Notes to Financial Statements

Floating Rate Income Fund		High Income Bond Fund		Municipal High Income Fund		Municipal Impact Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024

$18,148,471	$38,604,127	$20,901,097	$46,558,313	$1,218,843	$2,430,964	$1,075,495	$1,980,672
(1,153,285)	(5,645,894)	1,181,139	(13,288,792)	(56,215)	(1,765,793)	(126,134)	(1,518,166)
(7,962,479)	13,088,950	(11,276,199)	66,394,137	(1,735,610)	8,796,976	(1,013,846)	5,275,231
9,032,707	46,047,183	10,806,037	99,663,658	(572,982)	9,462,147	(64,485)	5,737,737

—	—	(1,783,186)	(3,781,539)	—	—	—	—
(17,467,254)	(36,900,955)	(13,509,620)	(31,674,126)	(1,196,554)	(2,406,052)	(1,075,920)	(1,978,613)
(494,526)	(1,317,337)	(415,407)	(908,512)	(17,883)	(29,187)	(1,482)	(2,630)
(185,994)	(407,938)	(54,749)	(126,249)	(1,218)	(2,643)	(319)	(577)
—	—	(45,132)	(106,136)	—	—	—	—
—	—	(4,327,304)	(8,565,104)	—	—	—	—
—	—	(826,554)	(1,426,578)	—	—	—	—

—	—	—	(1,719)	—	—	—	—
—	—	—	(14,044)	—	—	—	—
—	—	—	(426)	—	—	—	—
—	—	—	(67)	—	—	—	—
—	—	—	(52)	—	—	—	—
—	—	—	(3,736)	—	—	—	—
—	—	—	(579)	—	—	—	—
(18,147,774)	(38,626,230)	(20,961,952)	(46,608,867)	(1,215,655)	(2,437,882)	(1,077,721)	(1,981,820)

—	—	1,384,651	2,124,003	—	—	—	—
136,660,417	161,437,810	39,246,452	92,173,990	6,603,986	14,413,402	7,419,588	14,995,928
10,676,032	29,088,657	13,021,089	34,746,974	303,767	43,724	11,165	—
1,109,916	1,216,300	27,280	99,514	—	50,655	—	—
—	—	369,911	403,625	—	—	—	—
—	—	21,979,461	10,118,159	—	—	—	—
—	—	2,705,192	5,178,920	—	—	—	—

—	—	1,697,905	3,590,840	—	—	—	—
17,453,132	36,830,767	11,446,050	27,300,259	1,189,328	2,394,190	955,176	1,784,750
326,964	915,140	309,675	662,791	11,905	17,297	1,165	2,085
184,509	403,668	50,580	116,391	889	1,999	110	216
—	—	45,116	106,079	—	—	—	—
—	—	4,208,625	8,304,819	—	—	—	—
—	—	826,553	1,427,157	—	—	—	—

—	—	(3,048,900)	(9,462,079)	—	—	—	—
(98,663,861)	(202,720,999)	(74,880,145)	(241,151,770)	(9,856,834)	(23,092,957)	(7,186,747)	(15,380,877)
(11,899,085)	(30,895,748)	(12,370,600)	(35,972,840)	(92,156)	(218,598)	(838)	(24,800)
(332,839)	(1,784,940)	(140,576)	(887,401)	(15,394)	(23,297)	—	(6,486)
—	—	(265,510)	(520,733)	—	—	—	—
—	—	(16,999,302)	(21,256,255)	—	—	—	—
—	—	(1,798,517)	(2,628,163)	—	—	—	—
55,515,185	(5,509,345)	(12,185,010)	(125,525,720)	(1,854,509)	(6,413,585)	1,199,619	1,370,816
46,400,118	1,911,608	(22,340,925)	(72,470,929)	(3,643,146)	610,680	57,413	5,126,733

449,298,707	447,387,099	628,340,418	700,811,347	64,161,876	63,551,196	74,393,565	69,266,832
$495,698,825	$449,298,707	$605,999,493	$628,340,418	$60,518,730	$64,161,876	$74,450,978	$74,393,565

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Income Funds

	Municipal Intermediate Bond Fund		Strategic Income Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	April 30, 2025 (Unaudited)	October 31, 2024	April 30, 2025 (Unaudited)	October 31, 2024
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$2,778,121	$5,079,590	$147,474,341	$213,505,954
Net realized gain/(loss) on investments	(1,047,966)	(489,673)	42,200,396	10,905,838
Change in net unrealized appreciation/(depreciation) of investments	(1,402,666)	10,507,190	(11,372,440)	313,522,455
Net increase/(decrease) in net assets resulting from operations	327,489	15,097,107	178,302,297	537,934,247
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(119,566)	(224,865)	—	—
Trust Class	—	—	(202,023)	(367,783)
Institutional Class	(2,639,589)	(4,704,917)	(134,598,441)	(193,893,795)
Class A	(45,684)	(81,388)	(4,176,919)	(6,739,910)
Class C	(11,504)	(10,349)	(1,341,605)	(2,188,734)
Class R6	—	—	(18,227,602)	(26,642,940)
Tax return of capital:
Investor Class	—	(5,681)	—	—
Institutional Class	—	(112,464)	—	—
Class A	—	(2,251)	—	—
Class C	—	(410)	—	—
Total distributions to shareholders	(2,816,343)	(5,142,325)	(158,546,590)	(229,833,162)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	38,370	633,608	—	—
Trust Class	—	—	614,290	3,596,662
Institutional Class	15,091,348	64,480,244	1,183,040,358	2,398,406,787
Class A	833,233	332,461	36,591,878	93,866,019
Class C	279,622	812,848	9,912,292	28,184,187
Class R6	—	—	111,682,271	186,721,516
Proceeds from reinvestment of dividends and distributions:
Investor Class	95,417	183,609	—	—
Trust Class	—	—	195,044	354,163
Institutional Class	2,382,868	4,061,479	119,447,087	169,884,652
Class A	25,037	49,494	3,444,444	5,080,305
Class C	4,238	5,737	1,222,289	1,976,709
Class R6	—	—	18,139,949	26,441,620
Payments for shares redeemed:
Investor Class	(616,992)	(794,879)	—	—
Trust Class	—	—	(2,421,998)	(1,461,741)
Institutional Class	(18,635,750)	(64,033,809)	(631,492,918)	(1,064,495,999)
Class A	(1,328,569)	(562,140)	(43,088,970)	(60,917,501)
Class C	(73,843)	(18,856)	(7,826,345)	(14,841,839)
Class R6	—	—	(40,854,141)	(65,804,691)
Net increase/(decrease) from Fund share transactions	(1,905,021)	5,149,796	758,605,530	1,706,990,849
Net Increase/(Decrease) in Net Assets	(4,393,875)	15,104,578	778,361,237	2,015,091,934
Net Assets:
Beginning of period	191,036,227	175,931,649	5,345,864,880	3,330,772,946
End of period	$186,642,352	$191,036,227	$6,124,226,117	$5,345,864,880

See Notes to Financial Statements

Notes to Financial Statements Income Funds (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Each Fund is diversified. Under the 1940 Act, the status of a Fund that was registered as non-diversified may, under certain circumstances, change to that of a diversified fund. Emerging Markets Debt became diversified in March 2022. Three Funds offer Investor Class shares, one offers Trust Class shares, eight offer Institutional Class shares, eight offer Class A shares, eight offer Class C shares, one offers Class R3 shares, three offer Class R6 shares and one offers Class E shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).

The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps and total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: Core Bond, Emerging Markets Debt, Floating Rate Income, High Income and Strategic Income may invest in foreign securities denominated in foreign currencies. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the six months ended April 30, 2025, was as follows:

Core Bond	$268
Emerging Markets Debt	43
High Income	297,269
Strategic Income	31,023
5
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.

For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2025 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$1,073,293,290	$12,617,097	$23,742,432	$(11,125,335)
Emerging Markets Debt	111,889,888	6,876,229	10,970,952	(4,094,723)
Floating Rate Income	504,344,451	1,373,061	9,802,888	(8,429,827)
High Income	598,932,621	9,199,302	10,770,168	(1,570,866)
Municipal High Income	66,914,242	273,148	7,422,190	(7,149,042)
Municipal Impact	76,746,713	114,160	3,092,175	(2,978,015)
Municipal Intermediate Bond	190,462,097	513,315	7,036,447	(6,523,132)
Strategic Income	7,287,641,067	68,062,856	172,073,629	(104,010,773)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.
Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2024, there were no permanent differences requiring a reclassification between total distributable earnings/(losses) and paid-in-capital.
The tax character of distributions paid during the years ended October 31, 2024, and October 31, 2023, was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Core Bond	$34,422,933	$24,911,168	$—	$—	$—	$—	$—	$—	$34,422,933	$24,911,168
Emerging Markets Debt	8,113,602	5,917,993	—	—	—	—	1,373,455	1,806,799	9,487,057	7,724,792
Floating Rate Income	38,626,230	38,761,083	—	—	—	—	—	—	38,626,230	38,761,083
High Income	46,588,244	51,264,860	—	—	—	—	20,623	—	46,608,867	51,264,860
Municipal High Income	29,478	26,844	2,408,404	2,769,496	—	—	—	—	2,437,882	2,796,340
Municipal Impact	10,001	6,865	1,971,819	1,545,695	—	—	—	—	1,981,820	1,552,560
Municipal Intermediate Bond	1,616	2,443	5,019,903	4,765,305	—	—	120,806	—	5,142,325	4,767,748
Strategic Income	229,833,162	153,972,713	—	—	—	—	—	7,689,677	229,833,162	161,662,390

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Core Bond	$1,702,576	$—	$—	$(23,523,743)	$(87,057,666)	$(207,873)	$(109,086,706)
Emerging Markets Debt	—	—	—	(6,237,476)	(43,432,911)	(24,707)	(49,695,094)
Floating Rate Income	9,566	—	—	(467,348)	(51,737,983)	(59,828)	(52,255,593)
High Income	—	—	—	9,705,333	(311,172,598)	(403,042)	(301,870,307)
Municipal High Income	—	389,616	—	(5,413,432)	(10,597,912)	(9,732)	(15,631,460)
Municipal Impact	—	8,089	—	(1,964,169)	(3,040,188)	(17,712)	(5,013,980)
Municipal Intermediate Bond	—	—	—	(5,120,466)	(5,782,023)	(50,596)	(10,953,085)
Strategic Income	7,862,231	—	—	(92,946,230)	(230,477,838)	(2,418,904)	(317,980,741)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, timing differences of fund level distributions and distribution payments, mark-to-market adjustments on swaps, futures, forward FX contracts and options, amortization of bond premium, defaulted bond adjustments, amortization of organizational expenses, tax adjustments related to swap contracts and treasury inflation protection securities ("TIPS").
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2024, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Core Bond	$52,826,350	$34,085,320
Emerging Markets Debt	24,930,983	18,109,142
Floating Rate Income	38,256,206	13,481,777
High Income	238,526,972	72,645,626
Municipal High Income	7,147,438	3,450,474
Municipal Impact	2,954,700	85,488
Municipal Intermediate Bond	4,613,204	1,168,819
Strategic Income	201,114,351	29,138,090
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Emerging Markets Debt and Strategic Income accrue capital gains tax on unrealized and realized gains for certain securities. At April 30, 2025, Emerging Markets Debt and Strategic Income had accrued capital gains taxes of $40,408 and $4,027, respectively, which is reflected in the Statements of Assets and Liabilities. For the six months ended April 30, 2025, Emerging Markets Debt had realized capital gains taxes of $13,733, which is reflected in the Statements of Operations.

As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. If an ECJ tax reclaim is "more likely than not" to not be sustained, assuming examination by tax authorities, due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, then no amounts are included in the Statements of Assets and Liabilities. Income recognized, if any, for ECJ tax reclaims would be included in "Interest and other income—unaffiliated issuers" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
7
Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.

9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.

The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Each Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
11
Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2025, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2025. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.

Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended April 30, 2025, Core Bond used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio. During the six months ended April 30, 2025, Emerging Markets Debt used futures for economic hedging purposes, including as a maturity or duration management device. During the six months ended April 30, 2025, Strategic Income used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.

Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Bond forward contracts: During the six months ended April 30, 2025, Strategic Income used bond forward contracts to obtain economic exposure in the Fund to certain markets and securities. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward.
Forward foreign currency contracts: During the six months ended April 30, 2025, Emerging Markets Debt used forward FX contracts to manage or adjust views on foreign exchange rate movements and currency exposure, to apply foreign exchange leverage or reduce foreign currency risk, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds. During the six months ended April 30, 2025, Strategic Income used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.

Credit default swap contracts: During the six months ended April 30, 2025, Emerging Markets Debt used credit default swaps to manage or adjust credit risk of the Fund, to take advantage of the portfolio managers’ views on credit risk and market pricing of credit events and in an effort to leverage or reduce risk exposures by selling or buying protection. During the six months ended April 30, 2025, Strategic Income used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Interest rate/Inflation swap contracts: During the six months ended April 30, 2025, Emerging Markets Debt used interest rate swaps to manage or adjust interest rate risk of the Fund, to take advantage of the portfolio managers’ views on interest rates and market pricing of future monetary policy, to obtain exposure on a maturity horizon where bonds are illiquid or are unavailable, and to obtain leveraged or reduced rate positions. During the six months ended April 30, 2025, Strategic Income used interest rate swaps and inflation swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Under the terms of interest rate/inflation swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment, or the Fund agrees to pay the swap counterparty a variable-rate payment in exchange for the counterparty’s paying the Fund a fixed-rate payment. The fixed-rate and variable-rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate/inflation swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to an interest rate/inflation swap contract fails to comply with the terms of its contract. The loss incurred due to the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.

Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. For OTC interest rate/inflation swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. The reclassifications do not impact the Fund’s total net assets or its total net increase (decrease) in net assets resulting from operations.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Total return basket swap contracts: During the six months ended April 30, 2025, Strategic Income used total return basket swaps to increase returns, reduce risks and for hedging purposes. A Fund may enter into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation/(depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as "financing costs". Positions within the swap are reset periodically, and financing costs are reset according to the terms of the contract. During a reset, any unrealized gains (losses) on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. For OTC total return basket swaps, cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation/(depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on closing of swap contracts in the Statements of Operations.
Total return swap contracts: During the six months ended April 30, 2025, Strategic Income used total return swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of

Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
Options: During the six months ended April 30, 2025, Emerging Markets Debt used options purchased to manage or adjust views on foreign currency exposure and foreign currency implied volatility structures, to apply foreign exchange leverage, and to gain exposure to markets where the portfolio managers believe these instruments provide better liquidity and value than bonds or forward foreign currency contracts.
Premiums paid by a Fund upon purchasing a call or put option are recorded in the asset section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the asset is eliminated. For purchased call options, a Fund’s loss is limited to the amount of the option premium paid.
Premiums received by a Fund upon writing a call option or a put option are recorded in the liability section of the Fund’s Statement of Assets and Liabilities and are subsequently adjusted to the current market value. When an option is exercised, closed, or expired, a Fund realizes a gain or loss and the liability is eliminated.
When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that a Fund has written expires unexercised a Fund will realize a gain for the amount of the premium. All securities covering outstanding written options are held in escrow by the custodian bank.
At April 30, 2025, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Core Bond
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$4,371,784	Receivable/Payable for accumulated variation margin on futures contracts	$(514,257)
Emerging Markets Debt
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	173,321	Receivable/Payable for accumulated variation margin on futures contracts	(27,274)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	1,903,365	Payable for forward foreign currency contracts	(1,812,349)
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	830,469	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(696,083)
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	67,106	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	—
Total centrally cleared swaps		897,575		(696,083)

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Strategic Income
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$3,112,093	Receivable/Payable for accumulated variation margin on futures contracts	$(3,034,183)
Bond forwards
Interest rate risk	Receivable for bond forward contracts	378,455	Payable for bond forward contracts	—
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	3,151,988	Payable for forward foreign currency contracts	(13,218,499)
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	228,797	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(286,304)
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	15,681,191	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(18,324)
Total centrally cleared swaps		15,909,988		(304,628)
Over-the-counter swaps
Credit risk	Over-the-counter swap contracts, at value(a)	605,141	Over-the-counter swap contracts, at value(a)	(970,589)

(a)
"Centrally cleared swaps" and "over-the counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap and over-the-counter swap contracts plus accrued interest as of April 30, 2025.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2025, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Core Bond
Futures
Interest rate risk	$(1,804,546)	$4,886,345
Emerging Markets Debt
Futures
Interest rate risk	(135,100)	226,899
Forward FX contracts
Currency risk	420,742	(390,402)
Swaps
Interest rate risk	60,573	505,749
Credit risk	(43,875)	35,856
Total swaps	16,698	541,605

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Options purchased
Currency risk	$(11,781)	$(6,211)
Strategic Income
Futures
Interest rate risk	50,476,718	(13,887,610)
Forward FX contracts
Currency risk	13,878,394	(19,794,497)
Bond forwards
Interest rate risk	(377,162)	675,342
Swaps
Interest rate risk	(448,550)	(195,397)
Credit risk	(3,117,433)	1,674,489
Total swaps	(3,565,983)	1,479,092

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Bond Forwards	Settlement of bond forward contracts
Swaps	Expiration or closing of swap contracts
Options purchased	Transactions in investment securities of unaffiliated issuers

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Bond forwards	Bond forward contracts
Swaps	Swap contracts
Options purchased	Investment securities of unaffiliated issuers
While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Floating Rate Income, High Income, Municipal High Income, Municipal Impact and Municipal Intermediate Bond did not hold any derivative instruments during the six months ended April 30, 2025 that require additional disclosures pursuant to ASC 815.
12
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
During the six months ended April 30, 2025, the Funds did not participate in securities lending.
13
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Emerging Markets Debt and Strategic Income held one or more of these investments at April 30, 2025. The Funds' OTC derivative assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2025.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Emerging Markets Debt
Forward FX contracts	$1,903,365	$(1,812,349)
Total	$1,903,365	$(1,812,349)
Strategic Income
Bond Forward Contracts	$378,455	$—
Forward FX contracts	3,151,988	(13,218,499)
Over-the-counter swap contracts	605,141	(970,589)
Total	$4,135,584	$(14,189,088)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Emerging Markets Debt
BCB	$56,351	$(56,351)	$—	$—	$(105,284)	$56,351	$—	$(48,933)
BNP	93,870	(53,494)	—	40,376	(53,494)	53,494	—	—
CITI	487,257	(404,106)	—	83,151	(404,106)	404,106	—	—
DB	3,020	(3,020)	—	—	(15,967)	3,020	—	(12,947)
GSI	767,384	(357,273)	(120,000)	290,111	(357,273)	357,273	—	—
HSBC	65,967	(6,806)	—	59,161	(6,806)	6,806	—	—

Gross Amounts Not Offset in the Statements of Assets and Liabilities: (cont’d)
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
JPM	$208,413	$(158,455)	$—	$49,958	$(158,455)	$158,455	$—	$—
MS	50,363	(27,277)	—	23,086	(27,277)	27,277	—	—
SCB	161,252	(161,252)	—	—	(637,005)	161,252	—	(475,753)
SSB	9,488	(9,488)	—	—	(46,682)	9,488	—	(37,194)
Total	$1,903,365	$(1,237,522)	$(120,000)	$545,843	$(1,812,349)	$1,237,522	$—	$(574,827)
Strategic Income
BCB	$41,910	$(41,910)	$—	$—	$(93,733)	$41,910	$51,823	$—
BNP	2	—	—	2	—	—	—	—
CITI	646,287	(646,287)	—	—	(6,638,404)	646,287	5,992,117	—
DB	—	—	—	—	(3,824,017)	—	3,824,017	—
GSI	1,547,306	(1,547,306)	—	—	(2,726,127)	1,547,306	440,000	(738,821)
HSBC	109,195	(9,482)	—	99,713	(9,482)	9,482	—	—
JPM	1,775,333	(673,477)	(690,000)	411,856	(673,477)	673,477	—	—
MS	—	—	—	—	(4,449)	—	—	(4,449)
SCB	15,551	(15,551)	—	—	(219,399)	15,551	—	(203,848)
Total	$4,135,584	$(2,934,013)	$(690,000)	$511,571	$(14,189,088)	$2,934,013	$10,307,957	$(947,118)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of April 30, 2025, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of April 30, 2025.

14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

15
Investment in other funds managed by Neuberger Berman Investment Advisers LLC: Through April 30, 2025, Strategic Income invested in Neuberger Berman Global Monthly Income Fund Ltd and Neuberger Berman Short Duration Income ETF (the "Underlying Funds") via a secondary market transaction (See Note F).

For Strategic Income’s investment in the Underlying Funds, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the six months ended April 30, 2025, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Fees waived." For the six months ended April 30, 2025, income earned from the Underlying Funds on Strategic Income’s investments, if any, is reflected in the Statements of Operations under the caption "Dividend income-affiliated issuers." For the six months ended

April 30, 2025, management fees waived under this Arrangement and distributions from income and capital gains received from Strategic Income’s investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Strategic Income	$ 105	$—
16
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.

17
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of April 30, 2025, the value of unfunded loan commitments was $1,458,582 for Floating Rate Income, pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corporation, LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/11/2031(a)	$145,385	$143,385
Amspec Parent LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/22/2031(a)	191,333	190,855 (b)
Archkey Solutions LLC, Term Loan DD B, (3 mo. USD Term SOFR + 4.75%), 4.75%, due 11/1/2032(a)	138,103	137,413
Clydesdale Acquisition Holdings Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.25%), due 4/1/2032(a)	40,833	40,471
CohnReznick LLP, Term Loan DD, (3 mo. USD Term SOFR), due 3/31/2032(a)	300,752	300,000 (b)
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 3.50%, due 10/23/2031(a)	154,164	153,669
Kaman Corporation, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 2/26/2032(a)	217,672	214,214
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 11/19/2031(a)	149,000	147,297
Sauer Brands Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.25%), due 2/5/2032(a)	131,897	131,278

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of April 30, 2025.

(b)	Value determined using significant unobservable inputs.
18
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19
Segment reporting: In this reporting period, each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. Each Fund’s investment manager acts as the Funds' CODM. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund’s principal investment strategies disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund’s single segment are consistent with that presented within each Fund’s financial statements.
Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

   Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Thereafter
Core Bond	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.15%
Emerging Markets Debt	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Floating Rate Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
High Income(a)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Municipal High Income	0.40%	0.40%	0.375%	0.375%	0.35%	0.325%	0.30%
Municipal Impact	0.25%	0.25%	0.225%	0.225%	0.20%	0.175%	0.15%
Municipal Intermediate Bond	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Strategic Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

(a)
NBIA has contractually agreed to waive its Class E management fee for the below Fund. This undertaking lasts until October 31, 2026 and may not be terminated during its term without the consent of the Board.
Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by
NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Six Months Ended April 30, 2025
High Income	0.48%	1/11/2022	$ 53,508
Accordingly, for the six months ended April 30, 2025, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.

Effective Rate
Core Bond	0.18%
High Income	0.48%(a)
Municipal High Income	0.40%
Municipal Impact	0.25%
Strategic Income	0.40%(b)

(a)	After waivers, 0.46% annual effective net rate of the Fund’s average daily net assets.
(b)	After management fee waiver (Note A), 0.40% annual effective net rate of the Fund's average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A, Class C and Class R3;

0.40% for Trust Class of Strategic Income; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally, NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.
At April 30, 2025, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2022	2023	2024	2025
			Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Core Bond Investor Class	0.78%	10/31/28	$17,290	$14,528	$15,647	$7,097
Core Bond Institutional Class	0.38%	10/31/28	219,953	232,273	187,968	157,604
Core Bond Class A	0.78%	10/31/28	3,834	3,727	538	1,841
Core Bond Class C	1.53%	10/31/28	511	618	391	430
Core Bond Class R6	0.28%	10/31/28	4,462	10,361	13,006	33,414
Emerging Markets Debt Institutional Class	0.78%	10/31/28	347,064	343,109	334,209	170,624
Emerging Markets Debt Class A	1.15%(b)	10/31/28	1,777	1,956	1,872	1,000
Emerging Markets Debt Class C	1.90%(b)	10/31/28	1,843	2,016	2,219	411
Floating Rate Income Institutional Class	0.60%	10/31/28	494,544	449,378	361,391	185,082
Floating Rate Income Class A	0.97%	10/31/28	15,422	18,698	17,660	7,481
Floating Rate Income Class C	1.72%	10/31/28	8,329	6,780	5,109	2,556
High Income Investor Class	1.00%	10/31/28	—	—	—	—
High Income Institutional Class	0.75%	10/31/28	—	—	—	—
High Income Class A	1.12%	10/31/28	—	—	—	—
High Income Class C	1.87%	10/31/28	—	—	—	—
High Income Class R3	1.37%	10/31/28	—	—	—	—
High Income Class R6	0.65%	10/31/28	—	—	—	—
Municipal High Income Institutional Class	0.50%	10/31/28	368,149	345,088	337,865	163,713
Municipal High Income Class A	0.87%	10/31/28	6,041	4,146	6,904	3,017
Municipal High Income Class C	1.62%	10/31/28	2,728	290	1,965	389
Municipal Impact Institutional Class	0.43%	10/31/28	315,217	310,517	319,045	151,335
Municipal Impact Class A	0.80%	10/31/28	2,788	445	2,185	408
Municipal Impact Class C	1.55%	10/31/28	2,471	295	1,565	217
Municipal Intermediate Bond Investor Class	0.45%	10/31/28	22,599	17,677	21,347	9,214
Municipal Intermediate Bond Institutional Class	0.30%	10/31/28	306,017	308,562	311,393	152,623
Municipal Intermediate Bond Class A	0.67%	10/31/28	5,749	4,759	7,571	3,705
Municipal Intermediate Bond Class C	1.42%	10/31/28	4,207	244	2,364	1,681

			Expenses Reimbursed in Year Ended October 31,
			2022	2023	2024	2025
			Subject to Repayment until October 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2025	2026	2027	2028
Strategic Income Trust Class	0.94%	10/31/28	$4,533	$3,707	$5,803	$1,369
Strategic Income Institutional Class	0.59%	10/31/28	27,718	87,652	—	—
Strategic Income Class A	0.99%	10/31/28	—	—	—	—
Strategic Income Class C	1.69%	10/31/28	18,239	11,667	8,764	5,427
Strategic Income Class R6	0.49%	10/31/28	26,331	22,907	—	—

(a)	Expense limitation per annum of the respective class’s average daily net assets.
(b)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund.

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended April 30, 2025
Emerging Markets Debt Class A	0.90%	3/27/25	$155
Emerging Markets Debt Class C	0.90%	3/27/25	460
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended April 30, 2025, the following class(es) repaid NBIA under their respective contractual expense limitation agreement(s) as follows:

Class	Expenses Repaid to NBIA
Strategic Income Institutional Class	$120,766
Strategic Income Class R6	14,438
Neuberger Berman Europe Limited ("NBEL"), as the sub-adviser to Emerging Markets Debt, is retained by NBIA to choose the Fund’s investments and handle its day-to-day business for the portion of the Fund’s assets allocated to it by NBIA, and receives a monthly fee paid by NBIA. As investment manager, NBIA is responsible for overseeing the investment activities of NBEL. Several individuals who are Officers and/or Trustees of the Trust are also employees of NBEL and/or NBIA.
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Core Bond’s Investor Class, Strategic Income’s Trust Class, High Income’s Class R3, and each Fund’s Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of 0.25% of Core Bond Investor Class’, and each Fund's Class A's average daily net assets; 0.10% of Strategic Income Trust Class’ average daily net assets; 0.50% of High Income Class R3’s average daily net assets; and 1.00% of each Fund's Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules. Emerging Markets Debt paid the Distributor fees at the annual rate of 0.25% of Class A's average daily net assets and 1.00% of Class C's average daily net assets. Effective March 27, 2025, Rule 12b-1 fees on all applicable share classes of Emerging Markets Debt were waived. These waivers are included in the Statements of Operations under the caption "Fees waived."
Class A shares of each Fund (except Strategic Income) are generally sold with an initial sales charge of up to 4.25%. Class A shares of Strategic Income are generally sold with an initial sales charge of up to 2.50%. Class A shares of each Fund (except Strategic Income) are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class A shares of Strategic Income are generally sold with no contingent deferred sales charge, except that a CDSC of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the six months ended April 30, 2025, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Core Bond Class A	$1,314	$—	$—	$—
Core Bond Class C	—	429	—	—
Emerging Markets Debt Class A	—	—	—	—
Emerging Markets Debt Class C	—	—	—	—
Floating Rate Income Class A	635	—	—	—
Floating Rate Income Class C	—	250	—	—
High Income Class A	19	—	—	—
High Income Class C	—	20	—	—
Municipal High Income Class A	—	—	—	—
Municipal High Income Class C	—	—	—	—
Municipal Impact Class A	—	—	—	—
Municipal Impact Class C	—	—	—	—
Municipal Intermediate Bond Class A	—	—	—	—
Municipal Intermediate Bond Class C	—	—	—	—
Strategic Income Class A	54,192	—	—	—
Strategic Income Class C	—	7,948	—	—

Note C—Securities Transactions:
During the six months ended April 30, 2025, there were purchase and sale transactions of long-term securities (excluding swaps, bond forwards, forward FX contracts, futures and options written) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
Core Bond	$339,917,426	$454,112,331	$407,169,043	$266,522,524
Emerging Markets Debt	—	39,490,786	—	68,695,843
Floating Rate Income	—	236,421,893	—	191,737,961
High Income	—	207,568,485	—	228,200,085
Municipal High Income	—	23,699,361	—	26,439,956
Municipal Impact	—	26,564,520	—	25,036,470
Municipal Intermediate Bond	—	82,713,886	—	86,093,545
Strategic Income	6,442,611,617	2,462,013,443	6,076,935,741	1,342,981,470
During the six months ended April 30, 2025, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended April 30, 2025, and for the year ended October 31, 2024, was as follows:

	For the Six Months Ended April 30, 2025				For the Year Ended October 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Core Bond
Investor Class	72,846	24,893	(97,046)	693	191,040	44,173	(142,065)	93,148
Institutional Class	28,692,139	1,876,103	(21,098,202)	9,470,040	43,111,535	3,233,692	(28,687,334)	17,657,893
Class A	518,773	53,237	(616,172)	(44,162)	710,869	102,675	(647,297)	166,247
Class C	51,934	5,099	(102,038)	(45,005)	190,984	9,909	(56,168)	144,725
Class R6	4,217,915	415,981	(1,362,387)	3,271,509	13,363,206	215,538	(1,037,899)	12,540,845
Emerging Markets Debt
Institutional Class	957,271	652,141	(6,649,069)	(5,039,657)	3,372,064	1,359,228	(5,550,216)	(818,924)
Class A	124,641	2,837	(141,491)	(14,013)	861,914	4,416	(820,814)	45,516
Class C	—	2,642	(45,646)	(43,004)	15,682	6,680	(37,461)	(15,099)
Floating Rate Income
Institutional Class	14,514,901	1,859,941	(10,582,856)	5,791,986	17,156,121	3,914,051	(21,563,234)	(493,062)
Class A	1,131,487	34,802	(1,262,454)	(96,165)	3,090,789	97,205	(3,281,473)	(93,479)
Class C	118,336	19,667	(35,636)	102,367	129,308	42,910	(190,209)	(17,991)
High Income
Investor Class	183,888	222,544	(399,589)	6,843	285,832	475,755	(1,261,859)	(500,272)
Institutional Class	5,157,453	1,499,562	(9,907,882)	(3,250,867)	12,298,866	3,614,855	(32,083,988)	(16,170,267)
Class A	1,726,185	40,589	(1,639,901)	126,873	4,638,882	87,748	(4,790,526)	(63,896)
Class C	3,574	6,621	(18,530)	(8,335)	13,105	15,407	(118,200)	(89,688)
Class R3	49,601	5,913	(34,493)	21,021	53,600	14,039	(68,721)	(1,082)
Class R6	2,878,455	550,584	(2,215,791)	1,213,248	1,340,480	1,097,276	(2,830,250)	(392,494)
Class E	353,414	108,217	(236,841)	224,790	681,203	188,708	(350,474)	519,437

	For the Six Months Ended April 30, 2025				For the Year Ended October 31, 2024
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Municipal High Income
Institutional Class	698,109	126,250	(1,048,816)	(224,457)	1,549,356	256,163	(2,496,455)	(690,936)
Class A	31,747	1,265	(9,690)	23,322	4,634	1,853	(23,975)	(17,488)
Class C	—	95	(1,677)	(1,582)	5,572	213	(2,436)	3,349
Municipal Impact
Institutional Class	459,154	59,136	(444,875)	73,415	924,641	109,988	(948,030)	86,599
Class A	688	72	(52)	708	—	128	(1,559)	(1,431)
Class C	—	6	—	6	—	13	(398)	(385)
Municipal Intermediate Bond
Investor Class	3,542	8,710	(56,272)	(44,020)	58,205	16,758	(72,603)	2,360
Institutional Class	1,380,019	217,745	(1,709,851)	(112,087)	5,919,570	370,994	(5,842,282)	448,282
Class A	75,767	2,286	(120,804)	(42,751)	30,544	4,526	(51,441)	(16,371)
Class C	25,640	388	(6,769)	19,259	74,384	524	(1,713)	73,195
Strategic Income
Trust Class	61,670	19,589	(244,394)	(163,135)	360,792	36,101	(147,893)	249,000
Institutional Class	119,202,233	11,988,621	(63,639,224)	67,551,630	244,641,680	17,317,849	(108,895,676)	153,063,853
Class A	3,680,989	345,380	(4,337,674)	(311,305)	9,556,217	517,547	(6,228,013)	3,845,751
Class C	998,840	122,684	(787,081)	334,443	2,870,812	201,623	(1,514,420)	1,558,015
Class R6	11,231,554	1,822,550	(4,118,769)	8,935,335	18,862,504	2,699,222	(6,741,111)	14,820,615
Note E—Line of Credit:
At April 30, 2025, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple Secured Overnight Financing Rate ("SOFR") plus 1.10% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund that is a participant has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at April 30, 2025.
During the six months ended April 30, 2025, no Fund utilized the Credit Facility.

Note F—Investments in Affiliates(a):
	Value at October 31, 2024	Purchases	Sales/ Other Reductions(b)	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(c)	Shares Held at April 30, 2025	Value at April 30, 2025
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$35,740	$—	$(33,913)	$35,112	$—	$—	48,204	$36,939
Neuberger Berman Short Duration Income ETF	—	32,055,923	—	76,687	—	—	631,165	32,132,610
Total for affiliates held as of 4/30/25(d)	$35,740	$32,055,923	$(33,913)	$111,799	$—	$—		$32,169,549

(a)	Affiliated persons, as defined in the 1940 Act.
(b)	Amount represents a liquidation payment received from Neuberger Berman Global Monthly Income Fund Ltd.
(c)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(d)	At April 30, 2025, the value of investments in affiliates amounted to 0.1% of net assets of Strategic Income.
Note G—Subsequent Event:
On March 27, 2025, the Board approved the conversion of Emerging Markets Debt (the "Mutual Fund") to a newly organized series of Neuberger Berman ETF Trust (the "new ETF"). It is anticipated that the conversion will be effected through the reorganization of Emerging Markets Debt into the new ETF (the "Conversion"). It is anticipated that the Conversion will qualify as a tax-free reorganization under the U.S Internal Revenue Code. After the Conversion, shareholders of the Mutual Fund will hold shares of the new ETF instead of shares of the Mutual Fund. After the Conversion, it is anticipated that the new ETF will continue to invest in emerging markets debt securities utilizing a slightly different principal investment strategy than the Mutual Fund since it will invest primarily in emerging markets debt securities denominated in hard currencies but will continue to be managed by the same key members of the portfolio management team. Prior to the Conversion, existing shareholders of Mutual Fund will receive a combined information statement/prospectus describing in detail both the Conversion and the new ETF involved in the Conversion.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

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Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the Financial Statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund
Investor Class
4/30/2025 (Unaudited)	$8.82	$0.18	$0.02	$0.20	$(0.19)	$—	$—
10/31/2024	$8.28	$0.33	$0.58	$0.91	$(0.37)	$—	$—
10/31/2023	$8.61	$0.32	$(0.31)	$0.01	$(0.34)	$—	$—
10/31/2022	$10.61	$0.20	$(1.94)	$(1.74)	$(0.26)	$—	$—
10/31/2021	$10.91	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—
10/31/2020	$10.51	$0.23	$0.47	$0.70	$(0.30)	$—	$—

Institutional Class
4/30/2025 (Unaudited)	$8.83	$0.20	$0.02	$0.22	$(0.21)	$—	$—
10/31/2024	$8.30	$0.37	$0.57	$0.94	$(0.41)	$—	$—
10/31/2023	$8.62	$0.35	$(0.30)	$0.05	$(0.37)	$—	$—
10/31/2022	$10.63	$0.24	$(1.96)	$(1.72)	$(0.29)	$—	$—
10/31/2021	$10.94	$0.17	$(0.03)	$0.14	$(0.27)	$(0.18)	$—
10/31/2020	$10.53	$0.27	$0.49	$0.76	$(0.35)	$—	$—

Class A
4/30/2025 (Unaudited)	$8.80	$0.18	$0.02	$0.20	$(0.19)	$—	$—
10/31/2024	$8.27	$0.33	$0.57	$0.90	$(0.37)	$—	$—
10/31/2023	$8.59	$0.32	$(0.30)	$0.02	$(0.34)	$—	$—
10/31/2022	$10.60	$0.20	$(1.96)	$(1.76)	$(0.25)	$—	$—
10/31/2021	$10.90	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—
10/31/2020	$10.50	$0.23	$0.47	$0.70	$(0.30)	$—	$—

Class C
4/30/2025 (Unaudited)	$8.81	$0.15	$0.02	$0.17	$(0.16)	$—	$—
10/31/2024	$8.28	$0.26	$0.58	$0.84	$(0.31)	$—	$—
10/31/2023	$8.60	$0.25	$(0.30)	$(0.05)	$(0.27)	$—	$—
10/31/2022	$10.61	$0.13	$(1.96)	$(1.83)	$(0.18)	$—	$—
10/31/2021	$10.91	$0.05	$(0.02)	$0.03	$(0.15)	$(0.18)	$—
10/31/2020	$10.51	$0.15	$0.47	$0.62	$(0.22)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$8.83	2.34%[e]	$10.9	0.92%[f]	0.78%[f]	4.22%[f]	72%[e]
$(0.37)	$8.82	11.09%	$10.9	0.94%	0.78%	3.75%	156%
$(0.34)	$8.28	(0.07)%	$9.4	0.92%	0.78%	3.59%	159%[g]
$(0.26)	$8.61	(16.65)%	$10.3	0.93%	0.78%	2.04%	164%[g]
$(0.41)	$10.61	0.97%	$13.7	0.88%	0.78%	1.17%	151%[g]
$(0.30)	$10.91	6.76%	$14.1	0.99%	0.80%	2.12%	111%[g]

$(0.21)	$8.84	2.54%[e]	$832.8	0.43%[f]	0.38%[f]	4.62%[f]	72%[e]
$(0.41)	$8.83	11.40%	$748.3	0.41%	0.38%	4.14%	156%
$(0.37)	$8.30	0.46%	$556.4	0.43%	0.38%	4.01%	159%[g]
$(0.29)	$8.62	(16.37)%	$413.1	0.43%	0.38%	2.42%	164%[g]
$(0.45)	$10.63	1.28%	$578.1	0.43%	0.38%	1.56%	151%[g]
$(0.35)	$10.94	7.28%	$473.5	0.46%	0.40%	2.51%	111%[g]

$(0.19)	$8.81	2.34%[e]	$23.4	0.80%[f]	0.78%[f]	4.21%[f]	72%[e]
$(0.37)	$8.80	10.98%	$23.8	0.79%	0.78%	3.75%	156%
$(0.34)	$8.27	0.05%	$21.0	0.80%	0.78%	3.60%	159%[g]
$(0.25)	$8.59	(16.76)%	$18.5	0.80%	0.78%	2.06%	164%[g]
$(0.41)	$10.60	0.97%	$22.6	0.80%	0.78%	1.16%	151%[g]
$(0.30)	$10.90	6.76%	$23.0	0.84%	0.80%	2.11%	111%[g]

$(0.16)	$8.82	1.96%[e]	$3.5	1.56%[f]	1.53%[f]	3.46%[f]	72%[e]
$(0.31)	$8.81	10.14%	$3.9	1.54%	1.53%	2.99%	156%
$(0.27)	$8.28	(0.70)%	$2.5	1.56%	1.53%	2.85%	159%[g]
$(0.18)	$8.60	(17.37)%	$1.5	1.58%	1.53%	1.33%	164%[g]
$(0.33)	$10.61	0.22%	$1.4	1.57%	1.53%	0.43%	151%[g]
$(0.22)	$10.91	5.97%	$2.1	1.59%	1.55%	1.39%	111%[g]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund (cont’d)
Class R6
4/30/2025 (Unaudited)	$8.84	$0.21	$0.02	$0.23	$(0.22)	$—	$—
10/31/2024	$8.30	$0.37	$0.59	$0.96	$(0.42)	$—	$—
10/31/2023	$8.62	$0.36	$(0.30)	$0.06	$(0.38)	$—	$—
10/31/2022	$10.63	$0.26	$(1.97)	$(1.71)	$(0.30)	$—	$—
10/31/2021	$10.94	$0.18	$(0.03)	$0.15	$(0.28)	$(0.18)	$—
10/31/2020	$10.53	$0.28	$0.49	$0.77	$(0.36)	$—	$—

Emerging Markets Debt Fund
Institutional Class
4/30/2025 (Unaudited)	$6.86	$0.22	$0.02	$0.24	$(0.23)	$—	$—
10/31/2024	$6.41	$0.45	$0.43	$0.88	$(0.37)	$—	$(0.06)
10/31/2023	$6.10	$0.39	$0.31	$0.70	$(0.30)	$—	$(0.09)
10/31/2022	$8.15	$0.35	$(2.06)	$(1.71)	$(0.20)	$—	$(0.14)
10/31/2021	$8.20	$0.35	$(0.06)	$0.29	$(0.34)	$—	$—
10/31/2020	$8.63	$0.39	$(0.45)	$(0.06)	$(0.13)	$—	$(0.24)

Class A
4/30/2025 (Unaudited)	$6.85	$0.21	$0.01	$0.22	$(0.21)	$—	$—
10/31/2024	$6.41	$0.42	$0.42	$0.84	$(0.34)	$—	$(0.06)
10/31/2023	$6.09	$0.37	$0.31	$0.68	$(0.27)	$—	$(0.09)
10/31/2022	$8.14	$0.32	$(2.06)	$(1.74)	$(0.17)	$—	$(0.14)
10/31/2021	$8.19	$0.31	$(0.05)	$0.26	$(0.31)	$—	$—
10/31/2020	$8.62	$0.36	$(0.45)	$(0.09)	$(0.10)	$—	$(0.24)

Class C
4/30/2025 (Unaudited)	$6.85	$0.19	$0.01	$0.20	$(0.19)	$—	$—
10/31/2024	$6.41	$0.37	$0.42	$0.79	$(0.29)	$—	$(0.06)
10/31/2023	$6.09	$0.32	$0.31	$0.63	$(0.22)	$—	$(0.09)
10/31/2022	$8.14	$0.27	$(2.06)	$(1.79)	$(0.12)	$—	$(0.14)
10/31/2021	$8.20	$0.25	$(0.06)	$0.19	$(0.25)	$—	$—
10/31/2020	$8.62	$0.29	$(0.43)	$(0.14)	$(0.04)	$—	$(0.24)

Floating Rate Income Fund
Institutional Class
4/30/2025 (Unaudited)	$9.43	$0.34	$(0.16)	$0.18	$(0.34)	$—	$—
10/31/2024	$9.27	$0.81	$0.16	$0.97	$(0.81)	$—	$—
10/31/2023	$9.05	$0.79	$0.23	$1.02	$(0.80)	$—	$—
10/31/2022	$9.80	$0.48	$(0.77)	$(0.29)	$(0.46)	$—	$—
10/31/2021	$9.40	$0.36	$0.40	$0.76	$(0.36)	$—	$—
10/31/2020	$9.55	$0.41	$(0.15)	$0.26	$(0.41)	$—	$(0.00)

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.22)	$8.85	2.59%[e]	$164.4	0.33%[f]	0.28%[f]	4.73%[f]	72%[e]
$(0.42)	$8.84	11.63%	$135.4	0.31%	0.28%	4.19%	156%
$(0.38)	$8.30	0.56%	$23.0	0.34%	0.28%	4.13%	159%[g]
$(0.30)	$8.62	(16.29)%	$13.1	0.34%	0.28%	2.78%	164%[g]
$(0.46)	$10.63	1.39%	$7.2	0.33%	0.29%	1.64%	151%[g]
$(0.36)	$10.94	7.38%	$3.1	0.37%	0.30%	2.63%	111%[g]

$(0.23)	$6.87	3.50%[e]	$112.1	1.04%[f]	0.78%[f]	6.53%[f]	32%[e]
$(0.43)	$6.86	13.92%	$146.5	1.01%	0.78%	6.56%	60%
$(0.39)	$6.41	11.36%	$142.3	1.05%	0.79%	5.94%	66%
$(0.34)	$6.10	(21.48)%	$103.8	1.02%	0.81%	4.91%	55%
$(0.34)	$8.15	3.49%	$222.8	0.96%	0.79%	4.08%	59%
$(0.37)	$8.20	(0.62)%	$153.0	1.02%	0.79%[h]	4.69%	86%

$(0.21)	$6.86	3.35%[e]	$0.7	1.48%[f]	1.11%[f]	6.16%[f]	32%[e]
$(0.40)	$6.85	13.24%	$0.8	1.44%	1.15%	5.90%	60%
$(0.36)	$6.41	11.13%	$0.4	1.60%	1.16%	5.54%	66%
$(0.31)	$6.09	(21.82)%	$0.5	1.55%	1.16%	4.60%	55%
$(0.31)	$8.14	3.10%	$0.5	1.39%	1.16%	3.69%	59%
$(0.34)	$8.19	(1.01)%	$1.3	1.42%	1.16%[h]	4.33%	86%

$(0.19)	$6.86	3.04%[e]	$0.5	2.18%[f]	1.76%[f]	5.58%[f]	32%[e]
$(0.35)	$6.85	12.50%	$0.8	2.15%	1.90%	5.42%	60%
$(0.31)	$6.41	10.31%	$0.8	2.19%	1.91%	4.81%	66%
$(0.26)	$6.09	(22.39)%	$0.6	2.19%	1.91%	3.86%	55%
$(0.25)	$8.14	2.21%	$0.6	2.12%	1.91%	2.95%	59%
$(0.28)	$8.20	(1.62)%	$0.5	2.16%	1.91%[h]	3.52%	86%

$(0.34)	$9.27	1.95%[e]	$476.2	0.68%[f]	0.60%[f]	7.36%[f]	40%[e]
$(0.81)	$9.43	10.83%	$429.5	0.70%	0.61%[h]	8.60%	76%
$(0.80)	$9.27	11.67%	$426.9	0.71%	0.60%	8.61%	52%
$(0.46)	$9.05	(2.96)%	$444.7	0.72%	0.60%[h]	5.04%	46%
$(0.36)	$9.80	8.12%	$341.3	0.80%	0.62%	3.67%	49%
$(0.41)	$9.40	2.82%	$149.4	0.93%	0.70%	4.41%	81%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Floating Rate Income Fund (cont’d)
Class A
4/30/2025 (Unaudited)	$9.43	$0.33	$(0.16)	$0.17	$(0.33)	$—	$—
10/31/2024	$9.27	$0.77	$0.17	$0.94	$(0.78)	$—	$—
10/31/2023	$9.05	$0.76	$0.23	$0.99	$(0.77)	$—	$—
10/31/2022	$9.80	$0.43	$(0.75)	$(0.32)	$(0.43)	$—	$—
10/31/2021	$9.40	$0.32	$0.40	$0.72	$(0.32)	$—	$—
10/31/2020	$9.55	$0.37	$(0.15)	$0.22	$(0.37)	$—	$(0.00)

Class C
4/30/2025 (Unaudited)	$9.42	$0.29	$(0.15)	$0.14	$(0.29)	$—	$—
10/31/2024	$9.27	$0.70	$0.15	$0.85	$(0.70)	$—	$—
10/31/2023	$9.05	$0.69	$0.23	$0.92	$(0.70)	$—	$—
10/31/2022	$9.79	$0.36	$(0.74)	$(0.38)	$(0.36)	$—	$—
10/31/2021	$9.40	$0.25	$0.39	$0.64	$(0.25)	$—	$—
10/31/2020	$9.55	$0.31	$(0.16)	$0.15	$(0.30)	$—	$(0.00)

High Income Bond Fund
Investor Class
4/30/2025 (Unaudited)	$7.65	$0.25	$(0.12)	$0.13	$(0.25)	$—	$—
10/31/2024	$7.09	$0.52	$0.56	$1.08	$(0.52)	$—	$(0.00)
10/31/2023	$7.28	$0.48	$(0.19)	$0.29	$(0.48)	$—	$—
10/31/2022	$8.68	$0.40	$(1.39)	$(0.99)	$(0.41)	$—	$—
10/31/2021	$8.33	$0.40	$0.36	$0.76	$(0.41)	$—	$—
10/31/2020	$8.52	$0.41	$(0.18)	$0.23	$(0.42)	$—	$—

Institutional Class
4/30/2025 (Unaudited)	$7.66	$0.26	$(0.12)	$0.14	$(0.26)	$—	$—
10/31/2024	$7.10	$0.53	$0.56	$1.09	$(0.53)	$—	$(0.00)
10/31/2023	$7.29	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.69	$0.41	$(1.39)	$(0.98)	$(0.42)	$—	$—
10/31/2021	$8.34	$0.42	$0.36	$0.78	$(0.43)	$—	$—
10/31/2020	$8.53	$0.43	$(0.19)	$0.24	$(0.43)	$—	$—

Class A
4/30/2025 (Unaudited)	$7.65	$0.24	$(0.12)	$0.12	$(0.24)	$—	$—
10/31/2024	$7.09	$0.50	$0.56	$1.06	$(0.50)	$—	$(0.00)
10/31/2023	$7.28	$0.47	$(0.19)	$0.28	$(0.47)	$—	$—
10/31/2022	$8.68	$0.38	$(1.39)	$(1.01)	$(0.39)	$—	$—
10/31/2021	$8.33	$0.38	$0.36	$0.74	$(0.39)	$—	$—
10/31/2020	$8.52	$0.39	$(0.19)	$0.20	$(0.39)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.33)	$9.27	1.76%[e]	$13.1	1.08%[f]	0.97%[f]	6.97%[f]	40%[e]
$(0.78)	$9.43	10.42%	$14.2	1.09%	0.98%[h]	8.21%	76%
$(0.77)	$9.27	11.27%	$14.8	1.11%	0.97%	8.28%	52%
$(0.43)	$9.05	(3.33)%	$11.1	1.11%	0.97%[h]	4.59%	46%
$(0.32)	$9.80	7.72%	$10.6	1.20%	0.99%	3.29%	49%
$(0.37)	$9.40	2.45%	$7.0	1.34%	1.07%	4.00%	81%

$(0.29)	$9.27	1.49%[e]	$6.5	1.81%[f]	1.72%[f]	6.25%[f]	40%[e]
$(0.70)	$9.42	9.49%	$5.6	1.83%	1.73%[h]	7.48%	76%
$(0.70)	$9.27	10.44%	$5.7	1.83%	1.72%	7.48%	52%
$(0.36)	$9.05	(3.97)%	$6.7	1.84%	1.72%[h]	3.82%	46%
$(0.25)	$9.79	6.81%	$6.2	1.94%	1.75%	2.54%	49%
$(0.30)	$9.40	1.68%	$5.6	2.06%	1.82%	3.30%	81%

$(0.25)	$7.53	1.71%[e]	$54.0	0.88%[f]	0.88%[f]	6.60%[f]	35%[e]
$(0.52)	$7.65	15.52%	$54.8	0.88%	0.88%	6.86%	102%
$(0.48)	$7.09	4.03%	$54.4	0.87%	0.87%	6.61%	72%
$(0.41)	$7.28	(11.62)%	$61.8	0.87%	0.87%[i]	5.09%	72%
$(0.41)	$8.68	9.21%	$73.7	0.85%	0.85%[i]	4.63%	98%
$(0.42)	$8.33	2.85%	$76.5	0.85%	0.85%	4.99%	115%

$(0.26)	$7.54	1.79%[e]	$381.8	0.72%[f]	0.72%[f]	6.76%[f]	35%[e]
$(0.53)	$7.66	15.71%	$412.7	0.71%	0.71%	7.03%	102%
$(0.50)	$7.10	4.20%	$497.2	0.71%	0.71%	6.76%	72%
$(0.42)	$7.29	(11.46)%	$617.3	0.71%	0.71%[i]	5.17%	72%
$(0.43)	$8.69	9.38%	$1,120.2	0.69%	0.69%[i]	4.79%	98%
$(0.43)	$8.34	3.02%	$1,148.7	0.69%	0.69%	5.14%	115%

$(0.24)	$7.53	1.59%[e]	$13.5	1.12%[f]	1.12%[f]	6.43%[f]	35%[e]
$(0.50)	$7.65	15.28%	$12.8	1.10%	1.10%	6.62%	102%
$(0.47)	$7.09	3.79%	$12.3	1.11%	1.11%	6.48%	72%
$(0.39)	$7.28	(11.85)%	$13.3	1.12%	1.12%[i,j]	4.76%	72%
$(0.39)	$8.68	8.91%	$17.2	1.12%	1.12%[i]	4.34%	98%
$(0.39)	$8.33	2.56%	$18.2	1.12%	1.12%[j]	4.69%	115%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
High Income Bond Fund (cont’d)
Class C
4/30/2025 (Unaudited)	$7.66	$0.21	$(0.12)	$0.09	$(0.21)	$—	$—
10/31/2024	$7.10	$0.44	$0.56	$1.00	$(0.44)	$—	$(0.00)
10/31/2023	$7.30	$0.41	$(0.20)	$0.21	$(0.41)	$—	$—
10/31/2022	$8.70	$0.33	$(1.40)	$(1.07)	$(0.33)	$—	$—
10/31/2021	$8.34	$0.32	$0.37	$0.69	$(0.33)	$—	$—
10/31/2020	$8.54	$0.33	$(0.19)	$0.14	$(0.34)	$—	$—

Class R3
4/30/2025 (Unaudited)	$7.66	$0.23	$(0.12)	$0.11	$(0.23)	$—	$—
10/31/2024	$7.10	$0.48	$0.56	$1.04	$(0.48)	$—	$(0.00)
10/31/2023	$7.29	$0.45	$(0.19)	$0.26	$(0.45)	$—	$—
10/31/2022	$8.69	$0.37	$(1.40)	$(1.03)	$(0.37)	$—	$—
10/31/2021	$8.34	$0.36	$0.36	$0.72	$(0.37)	$—	$—
10/31/2020	$8.53	$0.37	$(0.18)	$0.19	$(0.38)	$—	$—

Class R6
4/30/2025 (Unaudited)	$7.67	$0.26	$(0.12)	$0.14	$(0.26)	$—	$—
10/31/2024	$7.11	$0.54	$0.56	$1.10	$(0.54)	$—	$(0.00)
10/31/2023	$7.30	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.70	$0.42	$(1.39)	$(0.97)	$(0.43)	$—	$—
10/31/2021	$8.35	$0.43	$0.35	$0.78	$(0.43)	$—	$—
10/31/2020	$8.54	$0.43	$(0.18)	$0.25	$(0.44)	$—	$—

Class E
4/30/2025 (Unaudited)	$7.66	$0.28	$(0.12)	$0.16	$(0.28)	$—	$—
10/31/2024	$7.10	$0.58	$0.56	$1.14	$(0.58)	$—	$(0.00)
10/31/2023	$7.29	$0.54	$(0.19)	$0.35	$(0.54)	$—	$—
Period from 1/11/2022[k] to 10/31/2022	$8.61	$0.38	$(1.31)	$(0.93)	$(0.39)	$—	$—

Municipal High Income Fund
Institutional Class
4/30/2025 (Unaudited)	$9.47	$0.18	$(0.26)	$(0.08)	$(0.18)	$—	$—
10/31/2024	$8.49	$0.36	$0.98	$1.34	$(0.36)	$—	$—
10/31/2023	$8.74	$0.34	$(0.25)	$0.09	$(0.34)	$—	$—
10/31/2022	$10.82	$0.28	$(2.07)	$(1.79)	$(0.29)	$—	$—
10/31/2021	$10.32	$0.30	$0.50	$0.80	$(0.30)	$—	$—
10/31/2020	$10.59	$0.31	$(0.27)	$0.04	$(0.31)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.21)	$7.54	1.21%[e]	$1.9	1.87%[f]	1.87%[f]	5.60%[f]	35%[e]
$(0.44)	$7.66	14.39%	$2.0	1.87%	1.87%	5.87%	102%
$(0.41)	$7.10	2.88%	$2.5	1.86%	1.86%	5.63%	72%
$(0.33)	$7.30	(12.45)%	$3.2	1.85%	1.85%[i]	4.06%	72%
$(0.33)	$8.70	8.27%	$5.0	1.83%	1.83%[i]	3.65%	98%
$(0.34)	$8.34	1.74%	$5.9	1.82%	1.82%	4.04%	115%

$(0.23)	$7.54	1.46%[e]	$1.7	1.37%[f]	1.37%[f]	6.11%[f]	35%[e]
$(0.48)	$7.66	14.97%	$1.6	1.35%	1.35%	6.39%	102%
$(0.45)	$7.10	3.53%	$1.5	1.36%	1.36%	6.13%	72%
$(0.37)	$7.29	(12.04)%	$1.4	1.36%	1.36%[i]	4.60%	72%
$(0.37)	$8.69	8.68%	$1.8	1.33%	1.33%[i]	4.14%	98%
$(0.38)	$8.34	2.35%	$1.8	1.34%	1.34%	4.49%	115%

$(0.26)	$7.55	1.84%[e]	$129.9	0.62%[f]	0.62%[f]	6.86%[f]	35%[e]
$(0.54)	$7.67	15.81%	$122.6	0.61%	0.61%	7.13%	102%
$(0.50)	$7.11	4.31%	$116.4	0.62%	0.62%	6.86%	72%
$(0.43)	$7.30	(11.35)%	$132.1	0.60%	0.60%[i]	5.17%	72%
$(0.43)	$8.70	9.48%	$385.3	0.59%	0.59%[i]	4.88%	98%
$(0.44)	$8.35	3.12%	$303.2	0.59%	0.59%	5.26%	115%

$(0.28)	$7.54	2.10%[e]	$23.2	0.57%[f]	0.09%[f]	7.40%[f]	35%[e]
$(0.58)	$7.66	16.44%	$21.8	0.56%	0.08%	7.67%	102%
$(0.54)	$7.10	4.86%	$16.6	0.56%	0.08%	7.41%	72%
$(0.39)	$7.29	(10.98)%[e]	$14.6	0.58%[f]	0.10%[f,i]	6.07%[f]	72%[e,l]

$(0.18)	$9.21	(0.85)%[e]	$59.4	1.04%[f]	0.50%[f]	3.92%[f]	38%[e]
$(0.36)	$9.47	15.90%	$63.3	1.04%	0.50%	3.84%	116%
$(0.34)	$8.49	0.84%	$62.6	0.97%	0.50%	3.67%	59%
$(0.29)	$8.74	(16.80)%	$84.3	0.83%	0.52%[h]	2.81%	79%
$(0.30)	$10.82	7.83%	$145.1	0.77%	0.50%	2.76%	59%
$(0.31)	$10.32	0.46%	$117.9	0.81%	0.51%	3.05%	112%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal High Income Fund (cont’d)
Class A
4/30/2025 (Unaudited)	$9.46	$0.17	$(0.26)	$(0.09)	$(0.17)	$—	$—
10/31/2024	$8.49	$0.32	$0.97	$1.29	$(0.32)	$—	$—
10/31/2023	$8.74	$0.30	$(0.24)	$0.06	$(0.31)	$—	$—
10/31/2022	$10.81	$0.25	$(2.07)	$(1.82)	$(0.25)	$—	$—
10/31/2021	$10.31	$0.26	$0.50	$0.76	$(0.26)	$—	$—
10/31/2020	$10.58	$0.28	$(0.27)	$0.01	$(0.28)	$—	$—

Class C
4/30/2025 (Unaudited)	$9.48	$0.13	$(0.26)	$(0.13)	$(0.13)	$—	$—
10/31/2024	$8.50	$0.25	$0.98	$1.23	$(0.25)	$—	$—
10/31/2023	$8.75	$0.23	$(0.24)	$(0.01)	$(0.24)	$—	$—
10/31/2022	$10.83	$0.17	$(2.07)	$(1.90)	$(0.18)	$—	$—
10/31/2021	$10.33	$0.18	$0.50	$0.68	$(0.18)	$—	$—
10/31/2020	$10.59	$0.20	$(0.26)	$(0.06)	$(0.20)	$—	$—

Municipal Impact Fund
Institutional Class
4/30/2025 (Unaudited)	$16.19	$0.23	$(0.25)	$(0.02)	$(0.23)	$—	$—
10/31/2024	$15.35	$0.43	$0.84	$1.27	$(0.43)	$—	$—
10/31/2023	$15.50	$0.33	$(0.15)	$0.18	$(0.33)	$—	$—
10/31/2022	$17.72	$0.28	$(2.19)	$(1.91)	$(0.27)	$(0.04)	$—
10/31/2021	$17.81	$0.29	$(0.01)	$0.28	$(0.30)	$(0.07)	$—
10/31/2020	$17.66	$0.34	$0.23	$0.57	$(0.34)	$(0.08)	$—

Class A
4/30/2025 (Unaudited)	$16.19	$0.20	$(0.24)	$(0.04)	$(0.20)	$—	$—
10/31/2024	$15.36	$0.37	$0.83	$1.20	$(0.37)	$—	$—
10/31/2023	$15.50	$0.27	$(0.14)	$0.13	$(0.27)	$—	$—
10/31/2022	$17.73	$0.21	$(2.19)	$(1.98)	$(0.21)	$(0.04)	$—
10/31/2021	$17.82	$0.23	$(0.02)	$0.21	$(0.23)	$(0.07)	$—
10/31/2020	$17.67	$0.28	$0.23	$0.51	$(0.28)	$(0.08)	$—

Class C
4/30/2025 (Unaudited)	$16.19	$0.14	$(0.24)	$(0.10)	$(0.14)	$—	$—
10/31/2024	$15.36	$0.24	$0.83	$1.07	$(0.24)	$—	$—
10/31/2023	$15.50	$0.15	$(0.14)	$0.01	$(0.15)	$—	$—
10/31/2022	$17.73	$0.10	$(2.20)	$(2.10)	$(0.09)	$(0.04)	$—
10/31/2021	$17.82	$0.10	$(0.02)	$0.08	$(0.10)	$(0.07)	$—
10/31/2020	$17.67	$0.14	$0.23	$0.37	$(0.14)	$(0.08)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.17)	$9.20	(1.03)%[e]	$1.0	1.47%[f]	0.87%[f]	3.55%[f]	38%[e]
$(0.32)	$9.46	15.36%	$0.8	1.70%	0.87%	3.47%	116%
$(0.31)	$8.49	0.47%	$0.9	1.32%	0.87%	3.31%	59%
$(0.25)	$8.74	(17.03)%	$1.0	1.46%	0.90%[h]	2.48%	79%
$(0.26)	$10.81	7.44%	$1.1	1.19%	0.87%	2.40%	59%
$(0.28)	$10.31	0.09%	$0.9	1.24%	0.88%	2.68%	112%

$(0.13)	$9.22	(1.39)%[e]	$0.1	2.52%[f]	1.63%[f]	2.80%[f]	38%[e]
$(0.25)	$9.48	14.61%	$0.1	3.65%	1.62%	2.72%	116%
$(0.24)	$8.50	(0.28)%	$0.1	2.00%	1.62%	2.53%	59%
$(0.18)	$8.75	(17.72)%	$0.1	3.78%	1.64%[h]	1.70%	79%
$(0.18)	$10.83	6.63%	$0.2	2.00%	1.62%	1.64%	59%
$(0.20)	$10.33	(0.57)%	$0.3	1.94%	1.63%	1.94%	112%

$(0.23)	$15.94	(0.13)%[e]	$74.3	0.84%[f]	0.43%[f]	2.88%[f]	33%[e]
$(0.43)	$16.19	8.27%	$74.2	0.86%	0.43%	2.62%	69%
$(0.33)	$15.35	1.11%	$69.1	0.85%	0.43%	2.06%	27%
$(0.31)	$15.50	(10.88)%	$76.7	0.81%	0.43%	1.65%	20%
$(0.37)	$17.72	1.59%	$83.8	0.84%	0.43%	1.65%	20%
$(0.42)	$17.81	3.29%	$62.7	0.93%	0.43%	1.92%	42%

$(0.20)	$15.95	(0.25)%[e]	$0.1	1.50%[f]	0.80%[f]	2.51%[f]	33%[e]
$(0.37)	$16.19	7.80%	$0.1	2.68%	0.80%	2.25%	69%
$(0.27)	$15.36	0.81%	$0.1	1.07%	0.80%	1.69%	27%
$(0.25)	$15.50	(11.26)%	$0.1	3.06%	0.80%	1.28%	20%
$(0.30)	$17.73	1.22%	$0.1	1.43%	0.80%	1.29%	20%
$(0.36)	$17.82	2.90%	$0.1	1.12%	0.80%	1.55%	42%

$(0.14)	$15.95	(0.61)%[e]	$0.0	2.76%[f]	1.55%[f]	1.77%[f]	33%[e]
$(0.24)	$16.19	7.00%	$0.0	5.62%	1.55%	1.50%	69%
$(0.15)	$15.36	0.05%	$0.0	1.86%	1.55%	0.92%	27%
$(0.13)	$15.50	(11.92)%	$0.1	6.71%	1.55%	0.62%	20%
$(0.17)	$17.73	0.46%	$0.0	2.22%	1.55%	0.55%	20%
$(0.22)	$17.82	2.14%	$0.0	2.01%	1.55%	0.77%	42%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Intermediate Bond Fund
Investor Class
4/30/2025 (Unaudited)	$10.95	$0.15	$(0.14)	$0.01	$(0.15)	$—	$—
10/31/2024	$10.39	$0.29	$0.56	$0.85	$(0.28)	$—	$(0.01)
10/31/2023	$10.41	$0.26	$(0.02)	$0.24	$(0.26)	$—	$—
10/31/2022	$12.09	$0.21	$(1.60)	$(1.39)	$(0.19)	$(0.07)	$(0.03)
10/31/2021	$12.01	$0.21	$0.13	$0.34	$(0.20)	$(0.06)	$—
10/31/2020	$12.04	$0.24	$—	$0.24	$(0.24)	$(0.03)	$—

Institutional Class
4/30/2025 (Unaudited)	$10.94	$0.16	$(0.14)	$0.02	$(0.16)	$—	$—
10/31/2024	$10.38	$0.31	$0.56	$0.87	$(0.30)	$—	$(0.01)
10/31/2023	$10.40	$0.27	$(0.01)	$0.26	$(0.28)	$—	$—
10/31/2022	$12.08	$0.22	$(1.59)	$(1.37)	$(0.21)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.23	$0.13	$0.36	$(0.22)	$(0.06)	$—
10/31/2020	$12.03	$0.26	$—	$0.26	$(0.26)	$(0.03)	$—

Class A
4/30/2025 (Unaudited)	$10.93	$0.14	$(0.13)	$0.01	$(0.14)	$—	$—
10/31/2024	$10.37	$0.27	$0.56	$0.83	$(0.26)	$—	$(0.01)
10/31/2023	$10.39	$0.24	$(0.02)	$0.22	$(0.24)	$—	$—
10/31/2022	$12.07	$0.18	$(1.59)	$(1.41)	$(0.17)	$(0.07)	$(0.03)
10/31/2021	$11.99	$0.18	$0.14	$0.32	$(0.18)	$(0.06)	$—
10/31/2020	$12.02	$0.21	$—	$0.21	$(0.21)	$(0.03)	$—

Class C
4/30/2025 (Unaudited)	$10.94	$0.10	$(0.14)	$(0.04)	$(0.10)	$—	$—
10/31/2024	$10.38	$0.19	$0.56	$0.75	$(0.18)	$—	$(0.01)
10/31/2023	$10.40	$0.15	$(0.01)	$0.14	$(0.16)	$—	$—
10/31/2022	$12.08	$0.10	$(1.60)	$(1.50)	$(0.08)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.09	$0.13	$0.22	$(0.08)	$(0.06)	$—
10/31/2020	$12.02	$0.12	$0.01	$0.13	$(0.12)	$(0.03)	$—

Strategic Income Fund
Trust Class
4/30/2025 (Unaudited)	$9.92	$0.24	$0.05	$0.29	$(0.26)	$—	$—
10/31/2024	$9.12	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.22	$0.48	$(0.08)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.41	$0.34	$(1.86)	$(1.52)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.33	$0.56	$0.89	$(0.44)	$—	$—
10/31/2020	$10.99	$0.35	$0.01	$0.36	$(0.39)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.15)	$10.81	0.12%[e]	$8.1	0.67%[f]	0.46%[f]	2.80%[f]	43%[e]
$(0.29)	$10.95	8.25%	$8.7	0.70%	0.45%	2.65%	89%
$(0.26)	$10.39	2.29%	$8.3	0.66%	0.45%	2.39%	58%
$(0.29)	$10.41	(11.66)%	$9.1	0.67%	0.45%	1.83%	49%
$(0.26)	$12.09	2.86%	$12.1	0.60%	0.45%	1.71%	43%
$(0.27)	$12.01	2.02%	$12.5	0.66%	0.45%	2.00%	93%

$(0.16)	$10.80	0.19%[e]	$174.3	0.48%[f]	0.31%[f]	2.95%[f]	43%[e]
$(0.31)	$10.94	8.42%	$177.8	0.49%	0.30%	2.80%	89%
$(0.28)	$10.38	2.44%	$164.0	0.48%	0.30%	2.55%	58%
$(0.31)	$10.40	(11.54)%	$155.2	0.46%	0.30%	1.98%	49%
$(0.28)	$12.08	3.02%	$224.4	0.44%	0.30%	1.86%	43%
$(0.29)	$12.00	2.17%	$207.2	0.47%	0.30%	2.13%	93%

$(0.14)	$10.80	0.10%[e]	$2.9	0.89%[f]	0.68%[f]	2.61%[f]	43%[e]
$(0.27)	$10.93	8.02%	$3.4	0.90%	0.67%	2.43%	89%
$(0.24)	$10.37	2.06%	$3.4	0.84%	0.67%	2.19%	58%
$(0.27)	$10.39	(11.88)%	$2.2	0.96%	0.67%	1.63%	49%
$(0.24)	$12.07	2.64%	$2.0	0.82%	0.67%	1.50%	43%
$(0.24)	$11.99	1.80%	$2.6	0.84%	0.67%	1.77%	93%

$(0.10)	$10.80	(0.36)%[e]	$1.4	1.70%[f]	1.43%[f]	1.84%[f]	43%[e]
$(0.19)	$10.94	7.22%	$1.2	1.80%	1.42%	1.70%	89%
$(0.16)	$10.38	1.30%	$0.3	1.48%	1.42%	1.42%	58%
$(0.18)	$10.40	(12.53)%	$0.4	1.79%	1.42%	0.83%	49%
$(0.14)	$12.08	1.87%	$1.6	1.58%	1.42%	0.74%	43%
$(0.15)	$12.00	1.12%	$2.0	1.59%	1.42%	1.02%	93%

$(0.26)	$9.95	2.90%[e]	$7.9	0.98%[f]	0.94%[f]	4.79%[f]	70%[e,g]
$(0.48)	$9.92	14.28%	$9.5	1.02%	0.94%	4.57%	71%[g]
$(0.50)	$9.12	4.22%	$6.4	1.00%	0.94%	4.99%	101%[g]
$(0.67)	$9.22	(13.82)%	$7.1	1.00%	0.94%[i]	3.27%	162%[g]
$(0.44)	$11.41	8.19%	$9.6	0.99%	0.95%[i]	2.88%	114%[g]
$(0.39)	$10.96	3.41%	$9.6	1.02%	0.94%	3.24%	107%[g]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Strategic Income Fund (cont’d)
Institutional Class
4/30/2025 (Unaudited)	$9.92	$0.25	$0.06	$0.31	$(0.27)	$—	$—
10/31/2024	$9.12	$0.48	$0.84	$1.32	$(0.52)	$—	$—
10/31/2023	$9.22	$0.51	$(0.08)	$0.43	$(0.50)	$—	$(0.03)
10/31/2022	$11.42	$0.37	$(1.86)	$(1.49)	$(0.33)	$(0.21)	$(0.17)
10/31/2021	$10.97	$0.37	$0.56	$0.93	$(0.48)	$—	$—
10/31/2020	$10.99	$0.39	$0.02	$0.41	$(0.43)	$—	$—

Class A
4/30/2025 (Unaudited)	$9.93	$0.24	$0.05	$0.29	$(0.25)	$—	$—
10/31/2024	$9.13	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.23	$0.47	$(0.07)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.43	$0.33	$(1.86)	$(1.53)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.98	$0.32	$0.57	$0.89	$(0.44)	$—	$—
10/31/2020	$11.00	$0.34	$0.03	$0.37	$(0.39)	$—	$—

Class C
4/30/2025 (Unaudited)	$9.92	$0.20	$0.06	$0.26	$(0.22)	$—	$—
10/31/2024	$9.12	$0.37	$0.84	$1.21	$(0.41)	$—	$—
10/31/2023	$9.22	$0.40	$(0.07)	$0.33	$(0.40)	$—	$(0.03)
10/31/2022	$11.42	$0.26	$(1.87)	$(1.61)	$(0.21)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.24	$0.58	$0.82	$(0.36)	$—	$—
10/31/2020	$10.99	$0.27	$0.01	$0.28	$(0.31)	$—	$—

Class R6
4/30/2025 (Unaudited)	$9.91	$0.26	$0.06	$0.32	$(0.28)	$—	$—
10/31/2024	$9.11	$0.49	$0.84	$1.33	$(0.53)	$—	$—
10/31/2023	$9.21	$0.52	$(0.08)	$0.44	$(0.51)	$—	$(0.03)
10/31/2022	$11.41	$0.39	$(1.87)	$(1.48)	$(0.34)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.38	$0.56	$0.94	$(0.49)	$—	$—
10/31/2020	$10.98	$0.40	$0.02	$0.42	$(0.44)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.27)	$9.96	3.18%[e]	$5,188.8	0.59%[f]	0.59%[f,j]	5.16%[f]	70%[e,g]
$(0.52)	$9.92	14.68%	$4,500.8	0.59%	0.59%[j]	4.93%	71%[g]
$(0.53)	$9.12	4.58%	$2,740.7	0.60%	0.59%	5.33%	101%[g]
$(0.71)	$9.22	(13.59)%	$1,954.9	0.60%	0.59%[i]	3.63%	162%[g]
$(0.48)	$11.42	8.56%	$2,560.0	0.60%	0.60%[i]	3.22%	114%[g]
$(0.43)	$10.97	3.87%	$2,227.5	0.61%	0.59%	3.59%	107%[g]

$(0.25)	$9.97	2.99%[e]	$168.0	0.96%[f]	0.96%[f]	4.78%[f]	70%[e,g]
$(0.48)	$9.93	14.24%	$170.5	0.97%	0.97%	4.55%	71%[g]
$(0.50)	$9.13	4.19%	$121.6	0.98%	0.98%	4.96%	101%[g]
$(0.67)	$9.23	(13.92)%	$103.1	0.99%	0.99%[i,j]	3.23%	162%[g]
$(0.44)	$11.43	8.13%	$133.3	1.00%	1.00%[i,j]	2.82%	114%[g]
$(0.39)	$10.98	3.46%	$125.9	0.99%	0.99%[j]	3.19%	107%[g]

$(0.22)	$9.96	2.62%[e]	$63.1	1.71%[f]	1.69%[f]	4.05%[f]	70%[e,g]
$(0.41)	$9.92	13.43%	$59.6	1.71%	1.69%	3.83%	71%[g]
$(0.43)	$9.12	3.44%	$40.5	1.72%	1.69%	4.24%	101%[g]
$(0.59)	$9.22	(14.54)%	$42.7	1.73%	1.69%[i]	2.47%	162%[g]
$(0.36)	$11.42	7.47%	$67.3	1.73%	1.70%[i]	2.13%	114%[g]
$(0.31)	$10.96	2.64%	$73.4	1.73%	1.69%	2.49%	107%[g]

$(0.28)	$9.95	3.23%[e]	$696.4	0.49%[f]	0.49%[f,j]	5.26%[f]	70%[e,g]
$(0.53)	$9.91	14.80%	$605.5	0.49%	0.49%[j]	5.03%	71%[g]
$(0.54)	$9.11	4.68%	$421.4	0.50%	0.49%	5.44%	101%[g]
$(0.72)	$9.21	(13.52)%	$397.0	0.50%	0.49%[i]	3.76%	162%[g]
$(0.49)	$11.41	8.67%	$439.3	0.50%	0.50%[i]	3.32%	114%[g]
$(0.44)	$10.96	3.97%	$332.2	0.51%	0.49%	3.68%	107%[g]

Notes to Financial Highlights Income Funds (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the six months ended April 30, 2025. The class action proceeds received in 2024,
2023, 2022, 2021 and 2020 had no impact on the Funds’ total returns for the years ended October 31,
2024, 2023, 2022, 2021 and 2020, respectively.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2023	2022	2021	2020
Core Bond	—	—	185%	226%	243%	186%
Strategic Income	120%	206%	298%	308%	308%	344%

h
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Emerging Markets Debt (2020), Floating Rate Income (2024 & 2022) and Municipal High
Income (2022) and/or reimbursement and/or waiver of expenses and/or waiver of a portion of the investment management fee by Management. Had Emerging Markets Debt, Floating Rate Income and
Municipal High Income not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	2024	2022	2020
Emerging Markets Debt Institutional Class	—	—	0.79%
Emerging Markets Debt Class A	—	—	1.16%
Emerging Markets Debt Class C	—	—	1.91%
Floating Rate Income Institutional Class	0.60%	0.60%	—
Floating Rate Income Class A	0.97%	0.97%	—
Floating Rate Income Class C	1.72%	1.72%	—
Municipal High Income Institutional Class	—	0.52%	—
Municipal High Income Class A	—	0.90%	—
Municipal High Income Class C	—	1.64%	—

i
Includes interest expense on reverse repurchase agreements of 0.00% for each respective class for the year ended October 31, 2022 for High Income and for the year ended October 31, 2021 for High Income and
Strategic Income.

Notes to Financial Highlights Income Funds (Unaudited)  (cont’d)

j
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2025	2024	2022	2021	2020
High Income Class A	—	—	1.10%	—	1.04%
Strategic Income Institutional Class	0.59%	0.59%	—	—	—
Strategic Income Class A	—	—	0.99%	0.98%	0.99%
Strategic Income Class R6	0.49%	0.49%	—	—	—

k	The date investment operations commenced.
l	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2022, for High Income.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Sub-Adviser
Neuberger Berman Europe Limited*
The Zig Zag Building
70 Victoria Street
London, United Kingdom
SW1E 6SQ
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust & Institutional Class Shareholders address correspondence to:
Neuberger Berman Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
*Sub-adviser to Emerging Markets Debt.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.nb.com
Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

H0314  06/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There was nothing to report with respect to this item.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant's financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)	A copy of the Code of Ethics is incorporated by reference to Neuberger Berman Alternative Funds’ Form N-CSR, Investment Company Act file number 811-21715 (filed January 6, 2025).
(a)(2)	Not applicable to the Registrant.
(a)(3)	The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)	Not applicable to the Registrant.
(a)(5)	Not applicable to the Registrant.
(b)	The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: June 26, 2025

By: /s/ John M. McGovern
       John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 26, 2025